UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 28, 2005

Date of reporting period:         August 31, 2005


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                             [LOGO]
                                                             WELLS   ADVANTAGE
                                                             FARGO   FUNDS

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                                 AUGUST 31, 2005
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                               Semi-Annual Report
[PHOTO OMITTED]
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                  WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM)

                  Wells Fargo Advantage Outlook Today Fund(SM)

                  Wells Fargo Advantage Outlook 2010 Fund(SM)

                  Wells Fargo Advantage Outlook 2020 Fund(SM)

                  Wells Fargo Advantage Outlook 2030 Fund(SM)

                  Wells Fargo Advantage Outlook 2040 Fund(SM)

                                             WELLS FARGO ADVANTAGE OUTLOOK FUNDS
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TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
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Performance Highlights ....................................................    2
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Fund Expenses .............................................................    9
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Portfolio of Investments
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   OUTLOOK TODAY FUND .....................................................   12
   OUTLOOK 2010 FUND ......................................................   24
   OUTLOOK 2020 FUND ......................................................   37
   OUTLOOK 2030 FUND ......................................................   51
   OUTLOOK 2040 FUND ......................................................   63
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   78
   Statements of Operations ...............................................   79
   Statements of Changes in Net Assets ....................................   80
   Financial Highlights ...................................................   84
Notes to Financial Statements .............................................   92
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Other Information .........................................................   97
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List of Abbreviations .....................................................  102
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         ---------------------------------------------------------
           NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
         ---------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                       WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      As a result of the merger between WELLS FARGO FUNDS(R) and Strong Funds on April 11, 2005, you now have access to an expanded array of mutual funds giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. You can also call one of our investment service representatives available 24 hours a day, 7 days a week, or speak with your investment professional.

      Following is your WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) semi-annual report for the period ended August 31, 2005. On the following pages, you will find a discussion of the Funds, including performance highlights, the Fund managers' strategic outlook, and information about the Funds' portfolios.

ECONOMY KEEPS PACE
--------------------------------------------------------------------------------

      At the end of a generally solid first quarter 2005, the economy started showing signs of losing steam, raising questions about its ability to sustain the growth rate that it maintained during the opening months of the year. Rising interest rates and oil prices were the biggest concerns for investors, and sentiment caught up with the markets in the second quarter of 2005, when growth slowed to an estimated 3% rate during this time, down from first quarter's 3.8% pace. Despite this slowdown, by the end of the reporting period, economic reports described the recovery as gaining momentum and growth as broadening beyond consumer spending and housing to business investment and hiring.

STOCKS ARE A MIXED BAG
--------------------------------------------------------------------------------

      Stocks had a disappointing start in 2005, leaving the S&P 500 Index (S&P) with its worst quarterly loss in two years. This seesaw pattern continued through the second quarter of 2005, with the S&P gaining moderately, but not able to counter first quarter losses. Weighing on performance were investors' worries over the economic outlook and earnings growth amid rising oil prices. In contrast to the first quarter, small cap stocks outperformed large cap stocks during the second quarter, while overseas markets continued to outperform the U.S. markets. Stocks ended July 2005 on a high note with the S&P posting its best monthly gain since November 2004 on the strength of better-than-expected earnings reports. By the end of the reporting period in August 2005, the equity markets turned weaker due to concerns that the economy might be faltering and big jumps in gasoline prices were threatening consumer confidence and spending.

BONDS IN A SEESAW PATTERN
--------------------------------------------------------------------------------

      Inflation worries and rising interest rates had a predictable effect on bonds, leaving the benchmark Lehman Brothers Aggregate Bond Index (Lehman Aggregate)* down when the reporting period started in March 2005. The corporate sector was hit hardest by a bond sell-off late in the first quarter, with BBB-rated issues leading the declines in the investment-grade sector amid unsettling news from General Motors. Bonds, however, found some life in the second quarter and rallied, propelling the Lehman Aggregate to its best showing since last year's third quarter. By the end of the second quarter, corporate securities rose to match U.S. Treasury issues as the best performing sector in the Lehman Aggregate universe. Longer-term U.S. Treasury bonds were among the best-performing asset classes during the period. The bond market closed the period in retreat as rising long-term interest rates sent the Lehman Aggregate to its worst monthly loss since April 2004. Treasury issues were hit hardest by the sell-off, followed by investment-grade corporate securities. A relatively strong economy protected industrial bonds from the worst of the declines.

LOOKING AHEAD: KATRINA EFFECT
--------------------------------------------------------------------------------

      We are already seeing the impact of Hurricane Katrina on oil prices. In the months ahead, economic indicators, such as employment, industrial production, and retail sales, may be depressed due to the effect of this storm on industries in the Gulf Coast area as well as the dislocation and unemployment of so many people. Therefore, uncertainty remains with regard to how this will play out in the economy and financial markets.

      You can help prepare for the unknown by managing your investment risk through a broadly diversified portfolio with stocks, bonds, and cash that can help you weather unexpected market shifts. While diversification may not prevent losses in a downturn, it may help manage them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us and are committed to helping you meet your financial needs.

Sincerely,

/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

      *The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      Each Fund seeks to provide investors with an asset allocation strategy designed to maximize total return for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. Investors are encouraged to select a particular WELLS FARGO ADVANTAGE OUTLOOK FUND based on their investment time horizons.

      Specifically:

            o WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND is managed for investors who have retired, are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

            o WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

            o WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

            o WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

            o WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

ADVISER                                   SUB-ADVISER
   Wells Fargo Funds Management, LLC         Barclays Global Fund Advisors

FUND MANAGERS                             INCEPTION DATE
   David Burkart, CFA, Ken Millman, CFA      3/1/1994
   and Dagmar Nikles, CFA

HOW DID THE FUNDS PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Outlook Funds' Class A shares each returned the following over the six-month period ending August 31, 2005:

            o Outlook Today Fund returned 2.25%,(1) (excluding sales charges)

            o     Outlook 2010 Fund returned 2.36%,(1) (excluding sales charges)

            o     Outlook 2020 Fund returned 2.58%,(1) (excluding sales charges)

            o     Outlook 2030 Fund returned 2.77%,(1) (excluding sales charges)

            o     Outlook 2040 Fund returned 3.13%,(1) (excluding sales charges)

      During the six-month period ending on August 31, 2005, the broad U.S. equity market outperformed the U.S. bond market, and international equities slightly underperformed U.S. bonds. More specifically, the WELLS FARGO ADVANTAGE OUTLOOK FUNDS with longer time horizons and consequently higher equity allocations, such as the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND with 90% of its portfolio invested in stocks, outperformed the WELLS FARGO ADVANTAGE OUTLOOK FUNDS with a shorter time horizon and lower equity allocations, such as the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND with 35% of its portfolio invested in stocks.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUNDS AND ARE DESCRIBED IN THE FUNDS' CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUNDS' PERFORMANCE?
--------------------------------------------------------------------------------

      The performance of the WELLS FARGO ADVANTAGE OUTLOOK FUNDS is affected by the asset allocation of each Fund's portfolio to the underlying asset classes, U.S. bonds and U.S. equities, international equities, and cash. U.S. equities, particularly smaller capitalization stocks, outperformed larger capitalization stocks. The best performing sectors included energy, utilities, and health care. The worst performing sectors were materials and transportation.

      International equities performance was driven by local market and currency returns. Among the best performing countries for stocks were Norway and Austria. With the U.S. dollar rallying against most foreign currencies, countries such as Portugal and Greece were among the worst performing countries in U.S. dollar terms.

      The bonds performance was primarily driven by coupon payments. A second, smaller component of return was price appreciation as the yield curve saw significant flattening, particularly on the longer end.

WHAT CHANGES DID YOU MAKE TO THE FUNDS' HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the six-month reporting period, the Funds' holdings changed modestly. The equity holdings decreased slightly and bond holdings increased accordingly to maintain the targeted allocations of each portfolio. This modest change in the asset allocation mix of the WELLS FARGO ADVANTAGE OUTLOOK FUNDS is a result of the passage of time and therefore the decreasing time horizons. The asset allocation mix of each WELLS FARGO ADVANTAGE OUTLOOK FUND, with the exception of the Today Fund, will become increasingly more conservative as the investment time horizons and the investors' ability to bear risk decreases.

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Recurring doubts about the strength of the economic expansion has left the U.S. stock market struggling to make headway this year. Better economic news could help U.S. equities, but while the economic climate is looking more settled than it did a few months ago, we believe that it does not look sufficiently upbeat to dispel analysts' doubts. Nevertheless, with ten-year yields stuck below 4.25%, equities appear to be offering better value than government bonds. Meanwhile, investment analysts are still upgrading profit forecasts and are more optimistic than they have been for a year. Sentiment, though, is generally downbeat due to cautious investors, and U.S. equities are set for only modest performance. While sentiment towards the U.S. dollar has dried up in recent weeks, we believe that the interest-rate outlook is still favorable. The U.S. dollar's rally, therefore, does not look to be over quite yet.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THESE FUNDS ARE EXPOSED TO SMALL COMPANY SECURITIES RISK AND FOREIGN INVESTMENTS RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

AVERAGE ANNUAL TOTAL RETURNS(1) (%) (AS OF AUGUST 31, 2005)
--------------------------------------------------------------------------------

                                                          INCLUDING SALES CHARGE                  EXCLUDING SALES CHARGE
                                                   -------------------------------------   -------------------------------------
                                                   6-months*   1-Year   5-Year   10-Year   6-months*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
   FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
   Outlook Today Fund - Class A                     (3.60)     (0.31)    2.16      4.99      2.25       5.78     3.38      5.61
--------------------------------------------------------------------------------------------------------------------------------
   Outlook Today Fund - Class B                     (3.18)     (0.05)    2.40      5.04      1.82       4.95     2.76      5.04
--------------------------------------------------------------------------------------------------------------------------------
   Outlook Today Fund - Class C                      0.93       3.97     2.77      5.04      1.93       4.97     2.77      5.04
--------------------------------------------------------------------------------------------------------------------------------
   Outlook Today Fund - Administrator Class                                                  2.36       6.10     3.69      5.77
--------------------------------------------------------------------------------------------------------------------------------
   Outlook Today Fund - Institutional Class                                                  2.47       6.30     3.73      5.79
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2010 Fund - Class A                      (3.51)      1.60     0.62      6.23      2.36       7.80     1.83      6.86
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2010 Fund - Class B                      (2.95)      2.03     0.81      6.24      2.05       7.03     1.19      6.24
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2010 Fund - Class C                       1.04       6.02     1.19      6.24      2.04       7.02     1.19      6.24
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2010 Fund - Administrator Class                                                   2.58       8.16     2.08      7.00
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2010 Fund - Institutional Class                                                   2.68       8.29     2.12      7.02
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2020 Fund - Class A                      (3.32)      4.03    (1.41)     6.69      2.58      10.40    (0.23)     7.32
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2020 Fund - Class B                      (2.79)      4.60    (1.27)     6.71      2.21       9.60    (0.85)     6.71
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2020 Fund - Class C                       1.21       8.54    (0.85)     6.70      2.21       9.54    (0.85)     6.70
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2020 Fund - Administrator Class                                                   2.77      10.76     0.05      7.50
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2020 Fund - Institutional Class                                                   2.87      11.06     0.12      7.54
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2030 Fund - Class A                      (3.16)      6.04    (2.40)     7.29      2.77      12.54    (1.24)     7.93
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2030 Fund - Class B                      (2.58)      6.70    (2.26)     7.31      2.42      11.70    (1.83)     7.31
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2030 Fund - Class C                       1.44      10.69    (1.83)     7.30      2.44      11.69    (1.83)     7.30
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2030 Fund - Administrator Class                                                   2.97      12.91    (0.95)     8.09
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2030 Fund - Institutional Class                                                   3.07      13.13    (0.91)     8.12
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2040 Fund - Class A                      (2.79)      7.86    (3.81)     7.60      3.13      14.47    (2.66)     8.24
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2040 Fund - Class B                      (2.26)      8.62    (3.71)     7.60      2.74      13.62    (3.25)     7.60
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2040 Fund - Class C                       1.74      12.63    (3.27)     7.60      2.74      13.63    (3.27)     7.60
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2040 Fund - Administrator Class                                                   3.24      14.84    (2.37)     8.43
--------------------------------------------------------------------------------------------------------------------------------
   Outlook 2040 Fund - Institutional Class                                                   3.41      15.09    (2.31)     8.46
--------------------------------------------------------------------------------------------------------------------------------
   BENCHMARKS
--------------------------------------------------------------------------------------------------------------------------------
   Russell 3000(R) Index(2)                                                                  3.64      15.32    (1.81)     9.86
--------------------------------------------------------------------------------------------------------------------------------
   Morgan Stanley Capital International/ Europe,
      Australasia and Far East Index (MSCI/EAFE)(3)                                          1.98      23.58     1.25      5.58
--------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Treasury 3-5 Year Index(4)                                           2.21       1.43     6.16      6.12
--------------------------------------------------------------------------------------------------------------------------------
   iMoneyNet All Taxable Money Fund Average(5)                                               1.23       1.94     1.97      3.46
--------------------------------------------------------------------------------------------------------------------------------

The views expressed are as of August 31, 2005, and are those of the Funds' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE OUTLOOK FUNDS.

* Returns for periods of less than one year are not annualized.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(6) (AS OF AUGUST 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OUTLOOK TODAY FUND

Cash                                        1%
Stocks                                     35%
Bonds                                      64%

OUTLOOK 2010 FUND

Cash                                        1%
Stocks                                     46%
Bonds                                      53%

OUTLOOK 2020 FUND

Cash                                        1%
Stocks                                     64%
Bonds                                      35%

OUTLOOK 2030 FUND

Cash                                        1%
Stocks                                     78%
Bonds                                      21%

OUTLOOK 2040 FUND

Stocks                                     90%
Bonds                                      10%

FUND CHARACTERISTICS(6) (AS OF AUGUST 31, 2005)
--------------------------------------------------------------------------------

                                                   OUTLOOK       OUTLOOK       OUTLOOK      OUTLOOK      OUTLOOK
                                                 TODAY FUND     2010 FUND     2020 FUND    2030 FUND    2040 FUND
-----------------------------------------------------------------------------------------------------------------
   Weighted Average Coupon of Bond Portfolio           3.67%         3.66%        3.61%        3.74%        3.56%
-----------------------------------------------------------------------------------------------------------------
   Weighted Average Maturity of Bond Portfolio   3.85 years    3.87 years   3.87 years   3.88 years   3.89 years
-----------------------------------------------------------------------------------------------------------------
   Modified Duration of Bond Portfolio           3.50 years    3.52 years   3.52 years   3.53 years   3.55 years
-----------------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION BY ASSET CLASS(6) (AS OF AUGUST 31, 2005)
--------------------------------------------------------------------------------

                                                   OUTLOOK       OUTLOOK       OUTLOOK      OUTLOOK      OUTLOOK
   ASSET CLASS                                   TODAY FUND     2010 FUND     2020 FUND    2030 FUND    2040 FUND
-----------------------------------------------------------------------------------------------------------------
   DOMESTIC STOCKS                                    26%           35%           48%          58%          70%
-----------------------------------------------------------------------------------------------------------------
   INTERNATIONAL STOCKS                                9%           11%           16%          20%          20%
-----------------------------------------------------------------------------------------------------------------
   BONDS                                              64%           53%           35%          21%          10%
-----------------------------------------------------------------------------------------------------------------
   CASH EQUIVALENTS                                    1%            1%            1%           1%           0%
-----------------------------------------------------------------------------------------------------------------
   TOTAL                                             100%          100%          100%         100%         100%
-----------------------------------------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(7) (AS OF AUGUST 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                     WELLS FARGO
                WELLS FARGO       ADVANTAGE OUTLOOK       iMoneyNet All                                         Lehman Brothers
             ADVANTAGE OUTLOOK   TODAY - Administrator    Taxable Money                      Russell 3000 (R)    U.S. Treasury
              TODAY - Class A           Class              Fund Average    MSCI EAFE Index        Index          3-5 Year Index
             -----------------   ---------------------   ---------------   ---------------   ----------------   ---------------
 8/31/1995           9424               10000              10,000.00          10,000.00           10,000            $10,000
 9/30/1995           9530               10112              10,043.00          10,195.00           10,388            $10,068
10/31/1995           9557               10141              10,087.19           9,920.75           10,298            $10,190
11/30/1995           9711               10304              10,130.56          10,196.55           10,755            $10,331
12/31/1995           9825               10425              10,175.14          10,607.47           10,930            $10,440
 1/31/1996           9918               10523              10,218.89          10,650.96           11,247            $10,544
 2/29/1996           9862               10464              10,257.72          10,687.18           11,413            $10,415
 3/31/1996           9841               10442              10,298.75          10,913.74           11,528            $10,336
 4/30/1996           9850               10452              10,338.92          11,231.33           11,747            $10,292
 5/31/1996           9860               10462              10,380.28          11,024.68           12,047            $10,269
 6/30/1996           9924               10530              10,420.76          11,086.42           12,008            $10,382
 7/31/1996           9838               10439              10,463.48          10,762.69           11,380            $10,412
 8/31/1996           9895               10500              10,506.38          10,786.37           11,725            $10,417
 9/30/1996          10102               10719              10,548.41          11,073.29           12,363            $10,565
10/31/1996          10255               10881              10,591.66          10,960.34           12,589            $10,760
11/30/1996          10504               11145              10,634.02          11,396.56           13,477            $10,902
12/31/1996          10418               11054              10,677.62          11,249.55           13,315            $10,820
 1/31/1997          10517               11159              10,721.40          10,855.81           14,052            $10,861
 2/28/1997          10526               11169              10,761.07          11,033.85           14,067            $10,870
 3/31/1997          10382               11016              10,805.19          11,073.57           13,430            $10,786
 4/30/1997          10551               11195              10,849.49          11,132.26           14,092            $10,920
 5/31/1997          10779               11437              10,895.06          11,856.97           15,054            $11,005
 6/30/1997          10966               11635              10,939.73          12,510.29           15,680            $11,108
 7/31/1997          11257               11944              10,986.77          12,712.96           16,910            $11,351
 8/31/1997          11106               11784              11,034.01          11,763.30           16,224            $11,287
 9/30/1997          11333               12025              11,079.25          12,422.04           17,144            $11,422
10/31/1997          11313               12003              11,126.89          11,466.79           16,568            $11,571
11/30/1997          11384               12079              11,173.63          11,349.83           17,202            $11,584
12/31/1997          11505               12208              11,221.67          11,448.57           17,547            $11,686
 1/31/1998          11603               12312              11,269.93          11,971.77           17,638            $11,869
 2/28/1998          11788               12508              11,313.88          12,740.36           18,899            $11,839
 3/31/1998          11949               12678              11,362.53          13,132.76           19,836            $11,869
 4/30/1998          12015               12748              11,409.12          13,236.51           20,031            $11,925
 5/31/1998          11993               12725              11,457.03          13,171.65           19,537            $12,011
 6/30/1998          12115               12855              11,504.01          13,271.75           20,197            $12,091
 7/31/1998          12093               12831              11,553.48          13,405.80           19,831            $12,135
 8/31/1998          11815               12537              11,603.16          11,744.82           16,793            $12,402
 9/30/1998          12098               12837              11,650.73          11,384.25           17,938            $12,742
10/31/1998          12311               13062              11,697.33          12,570.49           19,300            $12,775
11/30/1998          12456               13217              11,741.78          13,214.10           20,480            $12,711
12/31/1998          12672               13446              11,787.57          13,734.74           21,782            $12,745
 1/31/1999          12756               13535              11,832.37          13,693.53           22,522            $12,810
 2/28/1999          12541               13307              11,871.41          13,367.63           21,724            $12,592
 3/31/1999          12699               13475              11,915.34          13,925.06           22,521            $12,685
 4/30/1999          12831               13615              11,957.04          14,489.02           23,538            $12,716
 5/31/1999          12687               13462              12,000.09          13,742.84           23,091            $12,606
 6/30/1999          12830               13614              12,042.09          14,278.81           24,258            $12,642
 7/31/1999          12770               13550              12,087.85          14,702.89           23,522            $12,641
 8/31/1999          12746               13524              12,134.99          14,757.29           23,255            $12,674
 9/30/1999          12767               13547              12,182.32          14,906.34           22,660            $12,785
10/31/1999          12926               13715              12,231.05          15,465.33           24,082            $12,787
11/30/1999          13048               13832              12,279.97          16,001.97           24,756            $12,784
12/31/1999          13242               14027              12,332.77          17,438.95           26,335            $12,734
 1/31/2000          13000               13786              12,385.80          16,331.58           25,303            $12,673
 2/29/2000          13102               13893              12,436.59          16,770.90           25,537            $12,778
 3/31/2000          13437               14247              12,492.55          17,421.61           27,538            $12,951
 4/30/2000          13335               14139              12,548.77          16,505.23           26,567            $12,927
 5/31/2000          13296               14098              12,609.00          16,102.50           25,821            $12,981
 6/30/2000          13524               14335              12,669.52          16,732.11           26,586            $13,197
 7/31/2000          13512               14322              12,734.14          16,031.04           26,116            $13,283
 8/31/2000          13783               14620              12,799.08          16,170.51           28,053            $13,434
 9/30/2000          13695               14537              12,861.80          15,383.00           26,783            $13,561
10/31/2000          13721               14564              12,927.39          15,019.96           26,401            $13,654
11/30/2000          13643               14496              12,990.74          14,456.71           23,968            $13,858
12/31/2000          13819               14675              13,056.99          14,969.93           24,371            $14,118
 1/31/2001          14000               14879              13,119.66          14,962.44           25,204            $14,298
 2/28/2001          13860               14718              13,172.14          13,840.26           22,901            $14,440
 3/31/2001          13766               14628              13,226.15          12,917.11           21,408            $14,560
 4/30/2001          13907               14790              13,275.09          13,814.85           23,125            $14,491
 5/31/2001          13935               14820              13,320.22          13,327.19           23,311            $14,548
 6/30/2001          13907               14801              13,360.18          12,782.11           22,881            $14,594
 7/31/2001          14034               14935              13,398.93          12,549.47           22,504            $14,887
 8/31/2001          13949               14846              13,435.10          12,231.97           21,176            $15,028
 9/30/2001          13878               14765              13,467.35          10,992.87           19,307            $15,388
10/31/2001          14106               15005              13,494.28          11,274.29           19,757            $15,634
11/30/2001          14235               15154              13,515.87          11,690.31           21,278            $15,425
12/31/2001          14276               15194              13,534.80          11,759.28           21,578            $15,322
 1/31/2002          14175               15087              13,552.39          11,134.87           21,308            $15,384
 2/28/2002          14146               15072              13,567.30          11,212.81           20,872            $15,528
 3/31/2002          14261               15189              13,583.58          11,819.42           21,787            $15,247
 4/30/2002          14145               15082              13,598.52          11,897.43           20,644            $15,552
 5/31/2002          14160               15097              13,613.48          12,048.53           20,405            $15,698
 6/30/2002          13898               14818              13,628.45          11,569.00           18,936            $15,912
 7/31/2002          13620               14526              13,643.45          10,427.14           17,431            $16,316
 8/31/2002          13722               14634              13,658.45          10,403.16           17,513            $16,543
 9/30/2002          13285               14172              13,672.11           9,285.86           15,673            $16,931
10/31/2002          13624               14544              13,685.78           9,784.51           16,921            $16,901
11/30/2002          13874               14807              13,698.10          10,228.72           17,945            $16,677
12/31/2002          13701               14628              13,709.06           9,885.04           16,930            $17,063
 1/31/2003          13535               14469              13,718.66           9,472.83           16,516            $16,983
 2/28/2003          13490               14421              13,726.89           9,254.96           16,244            $17,227
 3/31/2003          13490               14432              13,735.12           9,073.56           16,415            $17,225
 4/30/2003          13929               14893              13,743.36           9,962.77           17,755            $17,268
 5/31/2003          14383               15387              13,751.61          10,566.51           18,827            $17,614
 6/30/2003          14467               15472              13,758.49          10,822.22           19,081            $17,570
 7/31/2003          14376               15376              13,765.37          11,084.12           19,519            $17,097
 8/31/2003          14498               15520              13,770.87          11,351.25           19,952            $17,103
 9/30/2003          14666               15708              13,776.38          11,701.16           19,735            $17,552
10/31/2003          14864               15917              13,781.89          12,430.48           20,929            $17,338
11/30/2003          14925               15981              13,787.40          12,706.84           21,218            $17,314
12/31/2003          15263               16367              13,794.30          13,699.56           22,188            $17,482
 1/31/2004          15401               16512              13,799.81          13,893.28           22,651            $17,578
 2/29/2004          15569               16690              13,805.33          14,214.00           22,956            $17,781
 3/31/2004          15571               16688              13,810.86          14,293.60           22,684            $17,944
 4/30/2004          15217               16331              13,816.38          13,970.56           22,214            $17,438
 5/31/2004          15233               16347              13,821.91          14,018.06           22,536            $17,376
 6/30/2004          15369               16504              13,828.82          14,325.06           22,985            $17,424
 7/31/2004          15215               16325              13,837.12          13,859.49           22,116            $17,554
 8/31/2004          15385               16520              13,846.80          13,920.47           22,206            $17,859
 9/30/2004          15480               16617              13,857.88          14,284.30           22,548            $17,862
10/31/2004          15650               16798              13,871.74          14,771.39           22,918            $18,005
11/30/2004          15790               16961              13,887.00          15,780.28           23,983            $17,782
12/31/2004          16041               17239              13,905.05          16,473.03           24,838            $17,885
 1/31/2005          15869               17057              13,924.52          16,171.58           24,176            $17,869
 2/28/2005          15916               17124              13,944.01          16,870.19           24,709            $17,722
 3/31/2005          15766               16960              13,967.72          16,446.75           24,291            $17,668
 4/30/2005          15750               16944              13,992.86          16,060.25           23,764            $17,897
 5/31/2005          15986               17193              14,020.84          16,068.28           24,665            $18,031
 6/30/2005          16054               17277              14,050.29          16,281.99           24,837            $18,087
 7/31/2005          16164               17394              14,082.60          16,781.84           25,856            $17,883
 8/31/2005          16274               17528              14,116.40          17,206.42           25,610            $18,114

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                     WELLS FARGO
                WELLS FARGO       ADVANTAGE OUTLOOK    Lehman Brothers    iMoneyNet All
             ADVANTAGE OUTLOOK   2010-Administrator     U.S. Treasury     Taxable Money                      Russell 3000 (R)
                2010-Class A           Class           3-5 Year Index      Fund Average   MSCI EAFE Index         Index
             -----------------   ------------------   -----------------   -------------   ---------------   ------------------
 8/31/1995           9429               10000              $10,000           $10,000          $10,000             $10,000
 9/30/1995           9610               10193              $10,068           $10,043          $10,195             $10,388
10/31/1995           9610               10193              $10,190           $10,087          $ 9,921             $10,298
11/30/1995           9846               10442              $10,331           $10,131          $10,197             $10,755
12/31/1995           9991               10597              $10,440           $10,175          $10,607             $10,930
 1/31/1996          10169               10785              $10,544           $10,219          $10,651             $11,247
 2/29/1996          10142               10757              $10,415           $10,258          $10,687             $11,413
 3/31/1996          10154               10769              $10,336           $10,299          $10,914             $11,528
 4/30/1996          10226               10845              $10,292           $10,339          $11,231             $11,747
 5/31/1996          10297               10921              $10,269           $10,380          $11,025             $12,047
 6/30/1996          10349               10976              $10,382           $10,421          $11,086             $12,008
 7/31/1996          10142               10756              $10,412           $10,463          $10,763             $11,380
 8/31/1996          10232               10852              $10,417           $10,506          $10,786             $11,725
 9/30/1996          10555               11195              $10,565           $10,548          $11,073             $12,363
10/31/1996          10746               11397              $10,760           $10,592          $10,960             $12,589
11/30/1996          11183               11860              $10,902           $10,634          $11,397             $13,477
12/31/1996          11041               11710              $10,820           $10,678          $11,250             $13,315
 1/31/1997          11282               11966              $10,861           $10,721          $10,856             $14,052
 2/28/1997          11319               12005              $10,870           $10,761          $11,034             $14,067
 3/31/1997          11092               11764              $10,786           $10,805          $11,074             $13,430
 4/30/1997          11401               12092              $10,920           $10,849          $11,132             $14,092
 5/31/1997          11813               12529              $11,005           $10,895          $11,857             $15,054
 6/30/1997          12131               12866              $11,108           $10,940          $12,510             $15,680
 7/31/1997          12631               13396              $11,351           $10,987          $12,713             $16,910
 8/31/1997          12263               13006              $11,287           $11,034          $11,763             $16,224
 9/30/1997          12656               13423              $11,422           $11,079          $12,422             $17,144
10/31/1997          12475               13231              $11,571           $11,127          $11,467             $16,568
11/30/1997          12665               13433              $11,584           $11,174          $11,350             $17,202
12/31/1997          12837               13615              $11,686           $11,222          $11,449             $17,547
 1/31/1998          12969               13755              $11,869           $11,270          $11,972             $17,638
 2/28/1998          13408               14220              $11,839           $11,314          $12,740             $18,899
 3/31/1998          13749               14583              $11,869           $11,363          $13,133             $19,836
 4/30/1998          13852               14691              $11,925           $11,409          $13,237             $20,031
 5/31/1998          13760               14593              $12,011           $11,457          $13,172             $19,537
 6/30/1998          14000               14848              $12,091           $11,504          $13,272             $20,197
 7/31/1998          13938               14782              $12,135           $11,553          $13,406             $19,831
 8/31/1998          13050               13841              $12,402           $11,603          $11,745             $16,793
 9/30/1998          13499               14317              $12,742           $11,651          $11,384             $17,938
10/31/1998          14050               14901              $12,775           $11,697          $12,570             $19,300
11/30/1998          14414               15287              $12,711           $11,742          $13,214             $20,480
12/31/1998          14848               15748              $12,745           $11,788          $13,735             $21,782
 1/31/1999          15070               15984              $12,810           $11,832          $13,694             $22,522
 2/28/1999          14737               15630              $12,592           $11,871          $13,368             $21,724
 3/31/1999          15027               15938              $12,685           $11,915          $13,925             $22,521
 4/30/1999          15329               16258              $12,716           $11,957          $14,489             $23,538
 5/31/1999          15083               15997              $12,606           $12,000          $13,743             $23,091
 6/30/1999          15417               16352              $12,642           $12,042          $14,279             $24,258
 7/31/1999          15249               16173              $12,641           $12,088          $14,703             $23,522
 8/31/1999          15192               16113              $12,674           $12,135          $14,757             $23,255
 9/30/1999          15139               16056              $12,785           $12,182          $14,906             $22,660
10/31/1999          15512               16452              $12,787           $12,231          $15,465             $24,082
11/30/1999          15761               16692              $12,784           $12,280          $16,002             $24,756
12/31/1999          16200               17152              $12,734           $12,333          $17,439             $26,335
 1/31/2000          15769               16698              $12,673           $12,386          $16,332             $25,303
 2/29/2000          15843               16776              $12,778           $12,437          $16,771             $25,537
 3/31/2000          16490               17468              $12,951           $12,493          $17,422             $27,538
 4/30/2000          16217               17194              $12,927           $12,549          $16,505             $26,567
 5/31/2000          16081               17051              $12,981           $12,609          $16,103             $25,821
 6/30/2000          16412               17400              $13,197           $12,670          $16,732             $26,586
 7/31/2000          16300               17283              $13,283           $12,734          $16,031             $26,116
 8/31/2000          16724               17741              $13,434           $12,799          $16,171             $28,053
 9/30/2000          16459               17433              $13,561           $12,862          $15,383             $26,783
10/31/2000          16446               17420              $13,654           $12,927          $15,020             $26,401
11/30/2000          16057               17011              $13,858           $12,991          $14,457             $23,968
12/31/2000          16263               17224              $14,118           $13,057          $14,970             $24,371
 1/31/2001          16565               17556              $14,298           $13,120          $14,962             $25,204
 2/28/2001          16066               17030              $14,440           $13,172          $13,840             $22,901
 3/31/2001          15726               16670              $14,560           $13,226          $12,917             $21,408
 4/30/2001          16189               17157              $14,491           $13,275          $13,815             $23,125
 5/31/2001          16202               17185              $14,548           $13,320          $13,327             $23,311
 6/30/2001          16055               17029              $14,594           $13,360          $12,782             $22,881
 7/31/2001          16081               17057              $14,887           $13,399          $12,549             $22,504
 8/31/2001          15788               16748              $15,028           $13,435          $12,232             $21,176
 9/30/2001          15332               16279              $15,388           $13,467          $10,993             $19,307
10/31/2001          15627               16589              $15,634           $13,494          $11,274             $19,757
11/30/2001          16015               16998              $15,425           $13,516          $11,690             $21,278
12/31/2001          16094               17094              $15,322           $13,535          $11,759             $21,578
 1/31/2002          15931               16922              $15,384           $13,552          $11,135             $21,308
 2/28/2002          15836               16836              $15,528           $13,567          $11,213             $20,872
 3/31/2002          16142               17157              $15,247           $13,584          $11,819             $21,787
 4/30/2002          15787               16796              $15,552           $13,599          $11,897             $20,644
 5/31/2002          15760               16768              $15,698           $13,613          $12,049             $20,405
 6/30/2002          15202               16177              $15,912           $13,628          $11,569             $18,936
 7/31/2002          14680               15626              $16,316           $13,643          $10,427             $17,431
 8/31/2002          14776               15728              $16,543           $13,658          $10,403             $17,513
 9/30/2002          13892               14794              $16,931           $13,672          $ 9,286             $15,673
10/31/2002          14526               15479              $16,901           $13,686          $ 9,785             $16,921
11/30/2002          14968               15945              $16,677           $13,698          $10,229             $17,945
12/31/2002          14608               15558              $17,063           $13,709          $ 9,885             $16,930
 1/31/2003          14385               15337              $16,983           $13,719          $ 9,473             $16,516
 2/28/2003          14274               15219              $17,227           $13,727          $ 9,255             $16,244
 3/31/2003          14303               15246              $17,225           $13,735          $ 9,074             $16,415
 4/30/2003          14918               15912              $17,268           $13,743          $ 9,963             $17,755
 5/31/2003          15506               16549              $17,614           $13,752          $10,567             $18,827
 6/30/2003          15617               16664              $17,570           $13,758          $10,822             $19,081
 7/31/2003          15617               16664              $17,097           $13,765          $11,084             $19,519
 8/31/2003          15800               16873              $17,103           $13,771          $11,351             $19,952
 9/30/2003          15937               17015              $17,552           $13,776          $11,701             $19,735
10/31/2003          16289               17403              $17,338           $13,782          $12,430             $20,929
11/30/2003          16387               17507              $17,314           $13,787          $12,707             $21,218
12/31/2003          16881               18046              $17,482           $13,794          $13,700             $22,188
 1/31/2004          17065               18256              $17,578           $13,800          $13,893             $22,651
 2/29/2004          17263               18465              $17,781           $13,805          $14,214             $22,956
 3/31/2004          17224               18424              $17,944           $13,811          $14,294             $22,684
 4/30/2004          16856               18033              $17,438           $13,816          $13,971             $22,214
 5/31/2004          16912               18108              $17,376           $13,822          $14,018             $22,536
 6/30/2004          17096               18301              $17,424           $13,829          $14,325             $22,985
 7/31/2004          16811               18014              $17,554           $13,837          $13,859             $22,116
 8/31/2004          16982               18180              $17,859           $13,847          $13,920             $22,206
 9/30/2004          17117               18338              $17,862           $13,858          $14,284             $22,548
10/31/2004          17345               18581              $18,005           $13,872          $14,771             $22,918
11/30/2004          17659               18914              $17,782           $13,887          $15,780             $23,983
12/31/2004          17999               19290              $17,885           $13,905          $16,473             $24,838
 1/31/2005          17741               19031              $17,869           $13,925          $16,172             $24,176
 2/28/2005          17884               19168              $17,722           $13,944          $16,870             $24,709
 3/31/2005          17660               18944              $17,668           $13,968          $16,447             $24,291
 4/30/2005          17574               18867              $17,897           $13,993          $16,060             $23,764
 5/31/2005          17876               19189              $18,031           $14,021          $16,068             $24,665
 6/30/2005          17974               19294              $18,087           $14,050          $16,282             $24,837
 7/31/2005          18191               19525              $17,883           $14,083          $16,782             $25,856
 8/31/2005          18307               19663              $18,114           $14,116          $17,206             $25,610

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(7) (AS OF AUGUST 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                     WELLS FARGO
                WELLS FARGO       ADVANTAGE OUTLOOK    Lehman Brothers    iMoneyNet All
             ADVANTAGE OUTLOOK   2020-Administrator     U.S. Treasury     Taxable Money                      Russell 3000 (R)
                2020-Class A           Class           3-5 Year Index      Fund Average   MSCI EAFE Index         Index
             -----------------   ------------------   -----------------   -------------   ---------------   ------------------
 8/31/1995          9425               10000               $10,000          10,000.00         $10,000            $10,000
 9/30/1995          9646               10235               $10,068          10,043.00         $10,195            $10,388
10/31/1995          9612               10199               $10,190          10,087.19         $ 9,921            $10,298
11/30/1995          9898               10502               $10,331          10,130.56         $10,197            $10,755
12/31/1995         10068               10683               $10,440          10,175.14         $10,607            $10,930
 1/31/1996         10292               10920               $10,544          10,218.89         $10,651            $11,247
 2/29/1996         10283               10911               $10,415          10,257.72         $10,687            $11,413
 3/31/1996         10318               10948               $10,336          10,298.75         $10,914            $11,528
 4/30/1996         10413               11049               $10,292          10,338.92         $11,231            $11,747
 5/31/1996         10525               11168               $10,269          10,380.28         $11,025            $12,047
 6/30/1996         10573               11219               $10,382          10,420.76         $11,086            $12,008
 7/31/1996         10260               10886               $10,412          10,463.48         $10,763            $11,380
 8/31/1996         10382               11016               $10,417          10,506.38         $10,786            $11,725
 9/30/1996         10794               11453               $10,565          10,548.41         $11,073            $12,363
10/31/1996         10995               11667               $10,760          10,591.66         $10,960            $12,589
11/30/1996         11583               12290               $10,902          10,634.02         $11,397            $13,477
12/31/1996         11399               12095               $10,820          10,677.62         $11,250            $13,315
 1/31/1997         11735               12452               $10,861          10,721.40         $10,856            $14,052
 2/28/1997         11789               12509               $10,870          10,761.07         $11,034            $14,067
 3/31/1997         11482               12184               $10,786          10,805.19         $11,074            $13,430
 4/30/1997         11894               12620               $10,920          10,849.49         $11,132            $14,092
 5/31/1997         12460               13221               $11,005          10,895.06         $11,857            $15,054
 6/30/1997         12882               13669               $11,108          10,939.73         $12,510            $15,680
 7/31/1997         13572               14400               $11,351          10,986.77         $12,713            $16,910
 8/31/1997         13029               13825               $11,287          11,034.01         $11,763            $16,224
 9/30/1997         13568               14397               $11,422          11,079.25         $12,422            $17,144
10/31/1997         13263               14073               $11,571          11,126.89         $11,467            $16,568
11/30/1997         13568               14397               $11,584          11,173.63         $11,350            $17,202
12/31/1997         13781               14622               $11,686          11,221.67         $11,449            $17,547
 1/31/1998         13940               14791               $11,869          11,269.93         $11,972            $17,638
 2/28/1998         14616               15508               $11,839          11,313.88         $12,740            $18,899
 3/31/1998         15134               16058               $11,869          11,362.53         $13,133            $19,836
 4/30/1998         15264               16196               $11,925          11,409.12         $13,237            $20,031
 5/31/1998         15084               16005               $12,011          11,457.03         $13,172            $19,537
 6/30/1998         15449               16393               $12,091          11,504.01         $13,272            $20,197
 7/31/1998         15319               16254               $12,135          11,553.48         $13,406            $19,831
 8/31/1998         13814               14658               $12,402          11,603.16         $11,745            $16,793
 9/30/1998         14398               15277               $12,742          11,650.73         $11,384            $17,938
10/31/1998         15234               16164               $12,775          11,697.33         $12,570            $19,300
11/30/1998         15828               16795               $12,711          11,741.78         $13,214            $20,480
12/31/1998         16483               17489               $12,745          11,787.57         $13,735            $21,782
 1/31/1999         16834               17862               $12,810          11,832.37         $13,694            $22,522
 2/28/1999         16373               17373               $12,592          11,871.41         $13,368            $21,724
 3/31/1999         16804               17830               $12,685          11,915.34         $13,925            $22,521
 4/30/1999         17289               18345               $12,716          11,957.04         $14,489            $23,538
 5/31/1999         16936               17971               $12,606          12,000.09         $13,743            $23,091
 6/30/1999         17509               18579               $12,642          12,042.09         $14,279            $24,258
 7/31/1999         17233               18285               $12,641          12,087.85         $14,703            $23,522
 8/31/1999         17144               18191               $12,674          12,134.99         $14,757            $23,255
 9/30/1999         16956               17991               $12,785          12,182.32         $14,906            $22,660
10/31/1999         17612               18687               $12,787          12,231.05         $15,465            $24,082
11/30/1999         17989               19087               $12,784          12,279.97         $16,002            $24,756
12/31/1999         18744               19901               $12,734          12,332.77         $17,439            $26,335
 1/31/2000         18059               19179               $12,673          12,385.80         $16,332            $25,303
 2/29/2000         18083               19205               $12,778          12,436.59         $16,771            $25,537
 3/31/2000         19137               20324               $12,951          12,492.55         $17,422            $27,538
 4/30/2000         18658               19819               $12,927          12,548.77         $16,505            $26,567
 5/31/2000         18327               19483               $12,981          12,609.00         $16,103            $25,821
 6/30/2000         18848               20029               $13,197          12,669.52         $16,732            $26,586
 7/31/2000         18601               19782               $13,283          12,734.14         $16,031            $26,116
 8/31/2000         19329               20562               $13,434          12,799.08         $16,171            $28,053
 9/30/2000         18743               19934               $13,561          12,861.80         $15,383            $26,783
10/31/2000         18632               19817               $13,654          12,927.39         $15,020            $26,401
11/30/2000         17766               18905               $13,858          12,990.74         $14,457            $23,968
12/31/2000         17988               19138               $14,118          13,056.99         $14,970            $24,371
 1/31/2001         18407               19594               $14,298          13,119.66         $14,962            $25,204
 2/28/2001         17398               18517               $14,440          13,172.14         $13,840            $22,901
 3/31/2001         16712               17794               $14,560          13,226.15         $12,917            $21,408
 4/30/2001         17553               18694               $14,491          13,275.09         $13,815            $23,125
 5/31/2001         17540               18680               $14,548          13,320.22         $13,327            $23,311
 6/30/2001         17241               18366               $14,594          13,360.18         $12,782            $22,881
 7/31/2001         17149               18283               $14,887          13,398.93         $12,549            $22,504
 8/31/2001         16582               17670               $15,028          13,435.10         $12,232            $21,176
 9/30/2001         15671               16721               $15,388          13,467.35         $10,993            $19,307
10/31/2001         16001               17070               $15,634          13,494.28         $11,274            $19,757
11/30/2001         16703               17824               $15,425          13,515.87         $11,690            $21,278
12/31/2001         16817               17932               $15,322          13,534.80         $11,759            $21,578
 1/31/2002         16563               17664               $15,384          13,552.39         $11,135            $21,308
 2/28/2002         16429               17537               $15,528          13,567.30         $11,213            $20,872
 3/31/2002         16857               18001               $15,247          13,583.58         $11,819            $21,787
 4/30/2002         16335               17449               $15,552          13,598.52         $11,897            $20,644
 5/31/2002         16268               17378               $15,698          13,613.48         $12,049            $20,405
 6/30/2002         15485               16550               $15,912          13,628.45         $11,569            $18,936
 7/31/2002         14732               15739               $16,316          13,643.45         $10,427            $17,431
 8/31/2002         14799               15824               $16,543          13,658.45         $10,403            $17,513
 9/30/2002         13659               14603               $16,931          13,672.11         $ 9,286            $15,673
10/31/2002         14415               15418               $16,901          13,685.78         $ 9,785            $16,921
11/30/2002         14996               16046               $16,677          13,698.10         $10,229            $17,945
12/31/2002         14455               15464               $17,063          13,709.06         $ 9,885            $16,930
 1/31/2003         14198               15206               $16,983          13,718.66         $ 9,473            $16,516
 2/28/2003         14022               15020               $17,227          13,726.89         $ 9,255            $16,244
 3/31/2003         14046               15041               $17,225          13,735.12         $ 9,074            $16,415
 4/30/2003         14820               15876               $17,268          13,743.36         $ 9,963            $17,755
 5/31/2003         15498               16596               $17,614          13,751.61         $10,567            $18,827
 6/30/2003         15638               16755               $17,570          13,758.49         $10,822            $19,081
 7/31/2003         15665               16799               $17,097          13,765.37         $11,084            $19,519
 8/31/2003         15910               17059               $17,103          13,770.87         $11,351            $19,952
 9/30/2003         16013               17179               $17,552          13,776.38         $11,701            $19,735
10/31/2003         16504               17716               $17,338          13,781.89         $12,430            $20,929
11/30/2003         16654               17875               $17,314          13,787.40         $12,707            $21,218
12/31/2003         17298               18559               $17,482          13,794.30         $13,700            $22,188
 1/31/2004         17517               18807               $17,578          13,799.81         $13,893            $22,651
 2/29/2004         17750               19069               $17,781          13,805.33         $14,214            $22,956
 3/31/2004         17652               18965               $17,944          13,810.86         $14,294            $22,684
 4/30/2004         17268               18556               $17,438          13,816.38         $13,971            $22,214
 5/31/2004         17364               18658               $17,376          13,821.91         $14,018            $22,536
 6/30/2004         17607               18931               $17,424          13,828.82         $14,325            $22,985
 7/31/2004         17181               18477               $17,554          13,837.12         $13,859            $22,116
 8/31/2004         17304               18609               $17,859          13,846.80         $13,920            $22,206
 9/30/2004         17470               18799               $17,862          13,857.88         $14,284            $22,548
10/31/2004         17745               19092               $18,005          13,871.74         $14,771            $22,918
11/30/2004         18254               19649               $17,782          13,887.00         $15,780            $23,983
12/31/2004         18721               20158               $17,885          13,905.05         $16,473            $24,838
 1/31/2005         18375               19803               $17,869          13,924.52         $16,172            $24,176
 2/28/2005         18624               20055               $17,722          13,944.01         $16,870            $24,709
 3/31/2005         18355               19782               $17,668          13,967.72         $16,447            $24,291
 4/30/2005         18147               19560               $17,897          13,992.86         $16,060            $23,764
 5/31/2005         18536               19975               $18,031          14,020.84         $16,068            $24,665
 6/30/2005         18644               20105               $18,087          14,050.29         $16,282            $24,837
 7/31/2005         19021               20522               $17,883          14,082.60         $16,782            $25,856
 8/31/2005         19104               20611               $18,114          14,116.40         $17,206            $25,610

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                     WELLS FARGO
                WELLS FARGO       ADVANTAGE OUTLOOK    Lehman Brothers    iMoneyNet All
             ADVANTAGE OUTLOOK   2030-Administrator     U.S. Treasury     Taxable Money                      Russell 3000 (R)
                2030-Class A           Class           3-5 Year Index      Fund Average   MSCI EAFE Index         Index
             -----------------   ------------------   -----------------   -------------   ---------------   ------------------
    Aug-95          9427               10000               $10,000            $10,000            $10,000         $10,000
    Sep-95          9690               10279               $10,068            $10,043            $10,195         $10,388
    Oct-95          9640               10227               $10,190            $10,087            $ 9,921         $10,299
    Nov-95          9969               10576               $10,331            $10,131            $10,197         $10,756
    Dec-95         10172               10790               $10,440            $10,175            $10,607         $10,931
    Jan-96         10416               11050               $10,544            $10,219            $10,651         $11,248
    Feb-96         10416               11050               $10,415            $10,258            $10,687         $11,415
    Mar-96         10462               11098               $10,336            $10,299            $10,914         $11,530
    Apr-96         10598               11243               $10,292            $10,339            $11,231         $11,749
    May-96         10734               11387               $10,269            $10,380            $11,025         $12,050
    Jun-96         10771               11426               $10,382            $10,421            $11,086         $12,011
    Jul-96         10395               11028               $10,412            $10,463            $10,763         $11,383
    Aug-96         10532               11173               $10,417            $10,506            $10,786         $11,728
    Sep-96         11011               11680               $10,565            $10,548            $11,073         $12,366
    Oct-96         11234               11917               $10,760            $10,592            $10,960         $12,592
    Nov-96         11946               12672               $10,902            $10,634            $11,397         $13,480
    Dec-96         11730               12444               $10,820            $10,678            $11,250         $13,318
    Jan-97         12127               12864               $10,861            $10,721            $10,856         $14,055
    Feb-97         12189               12930               $10,870            $10,761            $11,034         $14,070
    Mar-97         11823               12542               $10,786            $10,805            $11,074         $13,433
    Apr-97         12310               13059               $10,920            $10,849            $11,132         $14,095
    May-97         12983               13772               $11,005            $10,895            $11,857         $15,058
    Jun-97         13499               14319               $11,108            $10,940            $12,510         $15,684
    Jul-97         14343               15216               $11,351            $10,987            $12,713         $16,914
    Aug-97         13641               14470               $11,287            $11,034            $11,763         $16,227
    Sep-97         14318               15189               $11,422            $11,079            $12,422         $17,147
    Oct-97         13916               14763               $11,571            $11,127            $11,467         $16,571
    Nov-97         14300               15170               $11,584            $11,174            $11,350         $17,206
    Dec-97         14562               15448               $11,686            $11,222            $11,449         $17,550
    Jan-98         14723               15618               $11,869            $11,270            $11,972         $17,641
    Feb-98         15602               16551               $11,839            $11,314            $12,740         $18,903
    Mar-98         16267               17257               $11,869            $11,363            $13,133         $19,840
    Apr-98         16419               17417               $11,925            $11,409            $13,237         $20,035
    May-98         16182               17166               $12,011            $11,457            $13,172         $19,540
    Jun-98         16651               17664               $12,091            $11,504            $13,272         $20,200
    Jul-98         16471               17472               $12,135            $11,553            $13,406         $19,832
    Aug-98         14445               15324               $12,402            $11,603            $11,745         $16,794
    Sep-98         15115               16034               $12,742            $11,651            $11,384         $17,939
    Oct-98         16192               17177               $12,775            $11,697            $12,570         $19,301
    Nov-98         16974               18007               $12,711            $11,742            $13,214         $20,482
    Dec-98         17824               18908               $12,745            $11,788            $13,735         $21,785
    Jan-99         18267               19378               $12,810            $11,832            $13,694         $22,526
    Feb-99         17670               18744               $12,592            $11,871            $13,368         $21,728
    Mar-99         18211               19318               $12,685            $11,915            $13,925         $22,526
    Apr-99         18840               19986               $12,716            $11,957            $14,489         $23,542
    May-99         18397               19515               $12,606            $12,000            $13,743         $23,094
    Jun-99         19139               20303               $12,642            $12,042            $14,279         $24,261
    Jul-99         18745               19885               $12,641            $12,088            $14,703         $23,525
    Aug-99         18601               19732               $12,674            $12,135            $14,757         $23,257
    Sep-99         18322               19436               $12,785            $12,182            $14,906         $22,662
    Oct-99         19183               20349               $12,787            $12,231            $15,465         $24,083
    Nov-99         19701               20876               $12,784            $12,280            $16,002         $24,757
    Dec-99         20758               21996               $12,734            $12,333            $17,439         $26,337
    Jan-00         19855               21044               $12,673            $12,386            $16,332         $25,304
    Feb-00         19902               21106               $12,778            $12,437            $16,771         $25,540
    Mar-00         21291               22568               $12,951            $12,493            $17,422         $27,539
    Apr-00         20657               21912               $12,927            $12,549            $16,505         $26,570
    May-00         20186               21416               $12,981            $12,609            $16,103         $25,823
    Jun-00         20871               22147               $13,197            $12,670            $16,732         $26,588
    Jul-00         20552               21812               $13,283            $12,734            $16,031         $26,117
    Aug-00         21520               22843               $13,434            $12,799            $16,171         $28,055
    Sep-00         20600               21874               $13,561            $12,862            $15,383         $26,784
    Oct-00         20458               21724               $13,654            $12,927            $15,020         $26,404
    Nov-00         19266               20468               $13,858            $12,991            $14,457         $23,969
    Dec-00         19514               20733               $14,118            $13,057            $14,970         $24,372
    Jan-01         20020               21279               $14,298            $13,120            $14,962         $25,206
    Feb-01         18651               19823               $14,440            $13,172            $13,840         $22,902
    Mar-01         17708               18818               $14,560            $13,226            $12,917         $21,409
    Apr-01         18784               19978               $14,491            $13,275            $13,815         $23,126
    May-01         18747               19939               $14,548            $13,320            $13,327         $23,311
    Jun-01         18362               19523               $14,594            $13,360            $12,782         $22,882
    Jul-01         18188               19339               $14,887            $13,399            $12,549         $22,504
    Aug-01         17407               18515               $15,028            $13,435            $12,232         $21,176
    Sep-01         16112               17147               $15,388            $13,467            $10,993         $19,309
    Oct-01         16485               17554               $15,634            $13,494            $11,274         $19,758
    Nov-01         17379               18498               $15,425            $13,516            $11,690         $21,280
    Dec-01         17529               18671               $15,322            $13,535            $11,759         $21,580
    Jan-02         17197               18320               $15,384            $13,552            $11,135         $21,310
    Feb-02         17031               18144               $15,528            $13,567            $11,213         $20,875
    Mar-02         17600               18744               $15,247            $13,584            $11,819         $21,790
    Apr-02         16922               18041               $15,552            $13,599            $11,897         $20,646
    May-02         16820               17933               $15,698            $13,613            $12,049         $20,406
    Jun-02         15877               16923               $15,912            $13,628            $11,569         $18,937
    Jul-02         14901               15904               $16,316            $13,643            $10,427         $17,432
    Aug-02         15004               16013               $16,543            $13,658            $10,403         $17,513
    Sep-02         13641               14558               $16,931            $13,672            $ 9,286         $15,673
    Oct-02         14517               15498               $16,901            $13,686            $ 9,785         $16,920
    Nov-02         15212               16248               $16,677            $13,698            $10,229         $17,944
    Dec-02         14551               15555               $17,063            $13,709            $ 9,885         $16,930
    Jan-03         14282               15270               $16,983            $13,719            $ 9,473         $16,515
    Feb-03         14068               15042               $17,227            $13,727            $ 9,255         $16,243
    Mar-03         14101               15074               $17,225            $13,735            $ 9,074         $16,413
    Apr-03         15016               16045               $17,268            $13,743            $ 9,963         $17,754
    May-03         15810               16916               $17,614            $13,752            $10,567         $18,827
    Jun-03         15976               17090               $17,570            $13,758            $10,822         $19,081
    Jul-03         15963               17090               $17,097            $13,765            $11,084         $19,518
    Aug-03         16287               17434               $17,103            $13,771            $11,351         $19,951
    Sep-03         16416               17569               $17,552            $13,776            $11,701         $19,734
    Oct-03         17012               18216               $17,338            $13,782            $12,430         $20,928
    Nov-03         17215               18446               $17,314            $13,787            $12,707         $21,216
    Dec-03         17970               19249               $17,482            $13,794            $13,700         $22,186
    Jan-04         18258               19570               $17,578            $13,800            $13,893         $22,650
    Feb-04         18532               19875               $17,781            $13,805            $14,214         $22,956
    Mar-04         18410               19747               $17,944            $13,811            $14,294         $22,682
    Apr-04         17971               19280               $17,438            $13,816            $13,971         $22,213
    May-04         18108               19426               $17,376            $13,822            $14,018         $22,535
    Jun-04         18407               19759               $17,424            $13,829            $14,325         $22,983
    Jul-04         17870               19187               $17,554            $13,837            $13,859         $22,115
    Aug-04         17966               19290               $17,859            $13,847            $13,920         $22,205
    Sep-04         18187               19524               $17,862            $13,858            $14,284         $22,547
    Oct-04         18503               19891               $18,005            $13,872            $14,771         $22,917
    Nov-04         19178               20609               $17,782            $13,887            $15,780         $23,983
    Dec-04         19743               21225               $17,885            $13,905            $16,473         $24,836
    Jan-05         19314               20768               $17,869            $13,925            $16,172         $24,176
    Feb-05         19674               21152               $17,722            $13,944            $16,870         $24,708
    Mar-05         19373               20830               $17,668            $13,968            $16,447         $24,290
    Apr-05         19068               20505               $17,897            $13,993            $16,060         $23,763
    May-05         19512               21008               $18,031            $14,021            $16,068         $24,664
    Jun-05         19648               21155               $18,087            $14,050            $16,282         $24,836
    Jul-05         20177               21720               $17,883            $14,083            $16,782         $25,855
    Aug-05         20219               21779               $18,114            $14,116            $17,206         $25,609

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(7) (AS OF AUGUST 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                     WELLS FARGO
                WELLS FARGO       ADVANTAGE OUTLOOK    Lehman Brothers    iMoneyNet All
             ADVANTAGE OUTLOOK   2040-Administrator     U.S. Treasury     Taxable Money                      Russell 3000 (R)
                2040-Class A           Class           3-5 Year Index      Fund Average   MSCI EAFE Index         Index
             -----------------   ------------------   -----------------   -------------   ---------------   ------------------
 8/31/1995            9428              10000              $10,000          10,000.00         $10,000            $10,000
 9/30/1995            9719              10309              $10,068          10,043.00         $10,195            $10,388
10/31/1995            9639              10224              $10,190          10,087.19         $ 9,921            $10,298
11/30/1995            9990              10596              $10,331          10,130.56         $10,197            $10,755
12/31/1995           10193              10812              $10,440          10,175.14         $10,607            $10,930
 1/31/1996           10480              11116              $10,544          10,218.89         $10,651            $11,247
 2/29/1996           10538              11177              $10,415          10,257.72         $10,687            $11,413
 3/31/1996           10605              11249              $10,336          10,298.75         $10,914            $11,528
 4/30/1996           10795              11451              $10,292          10,338.92         $11,231            $11,747
 5/31/1996           10985              11652              $10,269          10,380.28         $11,025            $12,047
 6/30/1996           11023              11692              $10,382          10,420.76         $11,086            $12,008
 7/31/1996           10583              11226              $10,412          10,463.48         $10,763            $11,380
 8/31/1996           10749              11402              $10,417          10,506.38         $10,786            $11,725
 9/30/1996           11292              11978              $10,565          10,548.41         $11,073            $12,363
10/31/1996           11500              12199              $10,760          10,591.66         $10,960            $12,589
11/30/1996           12291              13037              $10,902          10,634.02         $11,397            $13,477
12/31/1996           12069              12802              $10,820          10,677.62         $11,250            $13,315
 1/31/1997           12576              13339              $10,861          10,721.40         $10,856            $14,052
 2/28/1997           12663              13432              $10,870          10,761.07         $11,034            $14,067
 3/31/1997           12243              12987              $10,786          10,805.19         $11,074            $13,430
 4/30/1997           12813              13590              $10,920          10,849.49         $11,132            $14,092
 5/31/1997           13627              14454              $11,005          10,895.06         $11,857            $15,054
 6/30/1997           14223              15086              $11,108          10,939.73         $12,510            $15,680
 7/31/1997           15163              16083              $11,351          10,986.77         $12,713            $16,910
 8/31/1997           14337              15207              $11,287          11,034.01         $11,763            $16,224
 9/30/1997           15107              16024              $11,422          11,079.25         $12,422            $17,144
10/31/1997           14543              15426              $11,571          11,126.89         $11,467            $16,568
11/30/1997           15001              15912              $11,584          11,173.63         $11,350            $17,202
12/31/1997           15266              16193              $11,686          11,221.67         $11,449            $17,547
 1/31/1998           15460              16399              $11,869          11,269.93         $11,972            $17,638
 2/28/1998           16546              17550              $11,839          11,313.88         $12,740            $18,899
 3/31/1998           17379              18434              $11,869          11,362.53         $13,133            $19,836
 4/30/1998           17554              18619              $11,925          11,409.12         $13,237            $20,031
 5/31/1998           17204              18249              $12,011          11,457.03         $13,172            $19,537
 6/30/1998           17792              18872              $12,091          11,504.01         $13,272            $20,197
 7/31/1998           17598              18666              $12,135          11,553.48         $13,406            $19,831
 8/31/1998           14934              15840              $12,402          11,603.16         $11,745            $16,793
 9/30/1998           15723              16677              $12,742          11,650.73         $11,384            $17,938
10/31/1998           17046              18081              $12,775          11,697.33         $12,570            $19,300
11/30/1998           18019              19113              $12,711          11,741.78         $13,214            $20,480
12/31/1998           19109              20269              $12,745          11,787.57         $13,735            $21,782
 1/31/1999           19663              20857              $12,810          11,832.37         $13,694            $22,522
 2/28/1999           19024              20179              $12,592          11,871.41         $13,368            $21,724
 3/31/1999           19726              20923              $12,685          11,915.34         $13,925            $22,521
 4/30/1999           20493              21737              $12,716          11,957.04         $14,489            $23,538
 5/31/1999           19971              21183              $12,606          12,000.09         $13,743            $23,091
 6/30/1999           20962              22234              $12,642          12,042.09         $14,279            $24,258
 7/31/1999           20450              21691              $12,641          12,087.85         $14,703            $23,522
 8/31/1999           20279              21510              $12,674          12,134.99         $14,757            $23,255
 9/30/1999           19895              21102              $12,785          12,182.32         $14,906            $22,660
10/31/1999           21026              22302              $12,787          12,231.05         $15,465            $24,082
11/30/1999           21698              23002              $12,784          12,279.97         $16,002            $24,756
12/31/1999           23127              24521              $12,734          12,332.77         $17,439            $26,335
 1/31/2000           21967              23310              $12,673          12,385.80         $16,332            $25,303
 2/29/2000           22002              23347              $12,778          12,436.59         $16,771            $25,537
 3/31/2000           23705              25164              $12,951          12,492.55         $17,422            $27,538
 4/30/2000           22838              24262              $12,927          12,548.77         $16,505            $26,567
 5/31/2000           22182              23569              $12,981          12,609.00         $16,103            $25,821
 6/30/2000           23060              24518              $13,197          12,669.52         $16,732            $26,586
 7/31/2000           22579              23998              $13,283          12,734.14         $16,031            $26,116
 8/31/2000           23811              25324              $13,434          12,799.08         $16,171            $28,053
 9/30/2000           22544              23986              $13,561          12,861.80         $15,383            $26,783
10/31/2000           22286              23701              $13,654          12,927.39         $15,020            $26,401
11/30/2000           20596              21917              $13,858          12,990.74         $14,457            $23,968
12/31/2000           20811              22144              $14,118          13,056.99         $14,970            $24,371
 1/31/2001           21429              22810              $14,298          13,119.66         $14,962            $25,204
 2/28/2001           19561              20826              $14,440          13,172.14         $13,840            $22,901
 3/31/2001           18312              19507              $14,560          13,226.15         $12,917            $21,408
 4/30/2001           19687              20972              $14,491          13,275.09         $13,815            $23,125
 5/31/2001           19662              20946              $14,548          13,320.22         $13,327            $23,311
 6/30/2001           19157              20426              $14,594          13,360.18         $12,782            $22,881
 7/31/2001           18842              20093              $14,887          13,398.93         $12,549            $22,504
 8/31/2001           17832              19015              $15,028          13,435.10         $12,232            $21,176
 9/30/2001           16242              17324              $15,388          13,467.35         $10,993            $19,307
10/31/2001           16621              17736              $15,634          13,494.28         $11,274            $19,757
11/30/2001           17757              18948              $15,425          13,515.87         $11,690            $21,278
12/31/2001           17935              19150              $15,322          13,534.80         $11,759            $21,578
 1/31/2002           17551              18731              $15,384          13,552.39         $11,135            $21,308
 2/28/2002           17321              18489              $15,528          13,567.30         $11,213            $20,872
 3/31/2002           18011              19230              $15,247          13,583.58         $11,819            $21,787
 4/30/2002           17193              18381              $15,552          13,598.52         $11,897            $20,644
 5/31/2002           17065              18233              $15,698          13,613.48         $12,049            $20,405
 6/30/2002           15904              16998              $15,912          13,628.45         $11,569            $18,936
 7/31/2002           14775              15792              $16,316          13,643.45         $10,427            $17,431
 8/31/2002           14852              15887              $16,543          13,658.45         $10,403            $17,513
 9/30/2002           13328              14265              $16,931          13,672.11         $ 9,286            $15,673
10/31/2002           14317              15311              $16,901          13,685.78         $ 9,785            $16,921
11/30/2002           15101              16167              $16,677          13,698.10         $10,229            $17,945
12/31/2002           14346              15364              $17,063          13,709.06         $ 9,885            $16,930
 1/31/2003           14048              15048              $16,983          13,718.66         $ 9,473            $16,516
 2/28/2003           13815              14788              $17,227          13,726.89         $ 9,255            $16,244
 3/31/2003           13823              14807              $17,225          13,735.12         $ 9,074            $16,415
 4/30/2003           14850              15909              $17,268          13,743.36         $ 9,963            $17,755
 5/31/2003           15734              16859              $17,614          13,751.61         $10,567            $18,827
 6/30/2003           15917              17064              $17,570          13,758.49         $10,822            $19,081
 7/31/2003           15995              17147              $17,097          13,765.37         $11,084            $19,519
 8/31/2003           16347              17535              $17,103          13,770.87         $11,351            $19,952
 9/30/2003           16413              17604              $17,552          13,776.38         $11,701            $19,735
10/31/2003           17156              18420              $17,338          13,781.89         $12,430            $20,929
11/30/2003           17391              18669              $17,314          13,787.40         $12,707            $21,218
12/31/2003           18232              19588              $17,482          13,794.30         $13,700            $22,188
 1/31/2004           18572              19963              $17,578          13,799.81         $13,893            $22,651
 2/29/2004           18860              20269              $17,781          13,805.33         $14,214            $22,956
 3/31/2004           18677              20074              $17,944          13,810.86         $14,294            $22,684
 4/30/2004           18258              19629              $17,438          13,816.38         $13,971            $22,214
 5/31/2004           18428              19824              $17,376          13,821.91         $14,018            $22,536
 6/30/2004           18755              20185              $17,424          13,828.82         $14,325            $22,985
 7/31/2004           18101              19477              $17,554          13,837.12         $13,859            $22,116
 8/31/2004           18179              19560              $17,859          13,846.80         $13,920            $22,206
 9/30/2004           18441              19852              $17,862          13,857.88         $14,284            $22,548
10/31/2004           18795              20241              $18,005          13,871.74         $14,771            $22,918
11/30/2004           19607              21116              $17,782          13,887.00         $15,780            $23,983
12/31/2004           20269              21828              $17,885          13,905.05         $16,473            $24,838
 1/31/2005           19767              21294              $17,869          13,924.52         $16,172            $24,176
 2/28/2005           20177              21758              $17,722          13,944.01         $16,870            $24,709
 3/31/2005           19833              21378              $17,668          13,967.72         $16,447            $24,291
 4/30/2005           19450              20985              $17,897          13,992.86         $16,060            $23,764
 5/31/2005           19979              21547              $18,031          14,020.84         $16,068            $24,665
 6/30/2005           20119              21700              $18,087          14,050.29         $16,282            $24,837
 7/31/2005           20809              22449              $17,883          14,082.60         $16,782            $25,856
 8/31/2005           20809              22464              $18,114          14,116.40         $17,206            $25,610

(1) The Funds' Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Funds' returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND was named the Wells Fargo Outlook Today Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999 reflects the performance of the applicable share class of the Stagecoach LifePath Opportunity Fund, its predecessor fund. Performance shown for Class B shares for periods prior to August 1, 1998 reflects the performance for the Class A shares of the Stagecoach LifePath Opportunity Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998 reflects the performance of Class A shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND - Administrator Class was named the Wells Fargo Outlook Today Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999 reflects the performance of the Class A shares of the Stagecoach LifePath Opportunity Fund, its predecessor fund, adjusted to reflect Administrator Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
- Institutional Class was named the Wells Fargo Outlook Today Fund - Select Class. Performance shown for the Institutional Class shares for periods prior to June 30, 2004 reflects the performance of the Administrator Class shares of the Fund.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND was named the Wells Fargo Outlook 2010 Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999 reflects the performance of the applicable share class of the Stagecoach LifePath 2010 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1, 1997 reflects the performance for the Class A shares of the Stagecoach LifePath 2010 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998 reflects the performance of Class A shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND - Administrator Class was named the Wells Fargo Outlook 2010 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999 reflects the performance of the Class A shares of the Stagecoach LifePath 2010 Fund, its predecessor fund, adjusted to reflect Administrator Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND - Institutional Class was named the Wells Fargo Outlook 2010 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior to June 30, 2004 reflects the performance of the Administrator Class shares of the Fund.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND was named the Wells Fargo Outlook 2020 Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999 reflects the performance of the applicable share class of the Stagecoach LifePath 2020 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1,1997 reflects the performance for the Class A shares of the Stagecoach LifePath 2020 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998 reflects the performance of Class A shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND - Administrator Class was named the Wells Fargo Outlook 2020 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999 reflects the performance of the Class A shares of the Stagecoach LifePath 2020 Fund, its predecessor fund, adjusted to reflect Administrator Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND - Institutional Class was named the Wells Fargo Outlook 2020 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004 reflects the performance of the Administrator Class shares of the Fund.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND was named the Wells Fargo Outlook 2030 Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999 reflects the performance of the applicable share class of the Stagecoach LifePath 2030 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1,1997 reflects the performance for the Class A shares of the Stagecoach LifePath 2030 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998 reflects the performance of Class A shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND - Administrator Class was named the Wells Fargo Outlook 2030 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999 reflects the performance of the Class A shares of the Stagecoach LifePath 2030 Fund, its predecessor fund, adjusted to reflect Administrator Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND - Institutional Class was named the Wells Fargo Outlook 2030 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior to June 30, 2004 reflects the performance of the Administrator Class shares of the Fund.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND was named the Wells Fargo Outlook 2040 Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999 reflects the performance of the applicable share class of the Stagecoach LifePath 2040 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1,1997 reflects the performance for the Class A shares of the Stagecoach LifePath 2040 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to July 1, 1998 reflects the performance of Class A shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND - Administrator Class was named the Wells Fargo Outlook 2040 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999 reflects the performance of the Class A shares of the Stagecoach LifePath 2040 Fund, its predecessor fund, adjusted to reflect Administrator Class expenses. Prior to April 11, 2005, the Wells Fargo Advantage Outlook 2040 Fund - Institutional Class was named the Wells Fargo Outlook 2040 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior to June 30, 2004 reflects the performance of the Administrator Class shares of the Fund.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

(3) The Morgan Stanley Capital International/Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

(4) The Lehman Brothers U.S.Treasury Index is composed of public obligations of the U.S.Treasury with a remaining maturity of one year or more. The Lehman Brothers U.S.Treasury 3-5 Year Index is the 3-5 year component of the U.S.Treasury index that holds obligations with a minimum maturity of 3 years up to a maximum maturity of 4.9 years. You cannot invest directly in an index.

(5) The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional, Treasury & Repo Retail, Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories. You cannot invest directly in an average.

(6) Fund characteristics and portfolio allocation are subject to change.

(7) The charts compare the performance of the WELLS FARGO ADVANTAGE OUTLOOK FUNDS Class A and Administrator Class shares for the most recent ten years with the iMoneyNet All Taxable Money Fund Average, Lehman Brothers U.S. Treasury 3-5 Year Index, MSCI EAFE, and the Russell 3000(R) Index. The charts assume a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

FUND EXPENSES                                WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning     Ending
                                                         Account      Account      Expenses    Net Annual
                                                          Value        Value     Paid During    Expense
                                                        3/01/2005    8/31/2005   the Period*     Ratio
------------------------------------------------------------------------------------------------------------
   Outlook Today Fund
------------------------------------------------------------------------------------------------------------
   Outlook Today Fund - Class A
   Actual                                              $ 1,000.00   $ 1,022.50     $  6.37        1.25%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.90     $  6.36        1.25%
------------------------------------------------------------------------------------------------------------
   Outlook Today Fund - Class B
   Actual                                              $ 1,000.00   $ 1,018.20     $ 10.17        2.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $ 10.16        2.00%
------------------------------------------------------------------------------------------------------------
   Outlook Today Fund - Class C
   Actual                                              $ 1,000.00   $ 1,019.30     $ 10.18        2.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $ 10.16        2.00%
------------------------------------------------------------------------------------------------------------
   Outlook Today Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,023.60     $  4.85        0.95%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.42     $  4.84        0.95%
------------------------------------------------------------------------------------------------------------
   Outlook Today Fund - Institutional Class
   Actual                                              $ 1,000.00   $ 1,024.70     $  3.83        0.75%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,021.42     $  3.82        0.75%
   Outlook 2010 Fund
------------------------------------------------------------------------------------------------------------
   Outlook 2010 Fund - Class A
   Actual                                              $ 1,000.00   $ 1,023.60     $  6.38        1.25%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.90     $  6.36        1.25%
------------------------------------------------------------------------------------------------------------
   Outlook 2010 Fund - Class B
   Actual                                              $ 1,000.00   $ 1,020.50     $ 10.19        2.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $ 10.16        2.00%
------------------------------------------------------------------------------------------------------------
   Outlook 2010 Fund - Class C
   Actual                                              $ 1,000.00   $ 1,020.40     $ 10.19        2.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $ 10.16        2.00%

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                                FUND EXPENSES
--------------------------------------------------------------------------------

                                                        Beginning     Ending
                                                         Account      Account      Expenses    Net Annual
                                                          Value        Value     Paid During    Expense
                                                        3/01/2005    8/31/2005   the Period*     Ratio
------------------------------------------------------------------------------------------------------------
   Outlook 2010 Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,025.80     $  4.85        0.95%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.42     $  4.84        0.95%
------------------------------------------------------------------------------------------------------------
   Outlook 2010 Fund - Institutional Class
   Actual                                              $ 1,000.00   $ 1,026.80     $  3.83        0.75%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,021.42     $  3.82        0.75%
   Outlook 2020 Fund
------------------------------------------------------------------------------------------------------------
   Outlook 2020 Fund - Class A
   Actual                                              $ 1,000.00   $ 1,025.80     $  6.38        1.25%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.90     $  6.36        1.25%
------------------------------------------------------------------------------------------------------------
   Outlook 2020 Fund - Class B
   Actual                                              $ 1,000.00   $ 1,022.10     $ 10.19        2.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $ 10.16        2.00%
------------------------------------------------------------------------------------------------------------
   Outlook 2020 Fund - Class C
   Actual                                              $ 1,000.00   $ 1,022.10     $ 10.19        2.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $ 10.16        2.00%
------------------------------------------------------------------------------------------------------------
   Outlook 2020 Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,027.70     $  4.86        0.95%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.42     $  4.84        0.95%
------------------------------------------------------------------------------------------------------------
   Outlook 2020 Fund - Institutional Class
   Actual                                              $ 1,000.00   $ 1,028.70     $  3.84        0.75%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,021.42     $  3.82        0.75%
   Outlook 2030 Fund
------------------------------------------------------------------------------------------------------------
   Outlook 2030 Fund - Class A
   Actual                                              $ 1,000.00   $ 1,027.70     $  6.39        1.25%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.90     $  6.36        1.25%
------------------------------------------------------------------------------------------------------------
   Outlook 2030 Fund - Class B
   Actual                                              $ 1,000.00   $ 1,024.20     $ 10.20        2.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $ 10.16        2.00%
------------------------------------------------------------------------------------------------------------
   Outlook 2030 Fund - Class C
   Actual                                              $ 1,000.00   $ 1,024.40     $ 10.21        2.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $ 10.16        2.00%
------------------------------------------------------------------------------------------------------------
   Outlook 2030 Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,029.70     $  4.86        0.95%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.42     $  4.84        0.95%
------------------------------------------------------------------------------------------------------------
   Outlook 2030 Fund - Institutional Class
   Actual                                              $ 1,000.00   $ 1,030.70     $  3.84        0.75%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,021.42     $  3.82        0.75%
   Outlook 2040 Fund
------------------------------------------------------------------------------------------------------------
   Outlook 2040 Fund - Class A
   Actual                                              $ 1,000.00   $ 1,031.30     $  6.40        1.25%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.90     $  6.36        1.25%
------------------------------------------------------------------------------------------------------------
   Outlook 2040 Fund - Class B
   Actual                                              $ 1,000.00   $ 1,027.40     $ 10.22        2.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $ 10.16        2.00%

FUND EXPENSES                                WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                        Beginning     Ending
                                                         Account      Account      Expenses    Net Annual
                                                          Value        Value     Paid During    Expense
                                                        3/01/2005    8/31/2005   the Period*     Ratio
------------------------------------------------------------------------------------------------------------
   Outlook 2040 Fund - Class C
   Actual                                              $ 1,000.00   $ 1,027.40     $ 10.22        2.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $ 10.16        2.00%
------------------------------------------------------------------------------------------------------------
   Outlook 2040 Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,032.40     $  4.87        0.95%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.42     $  4.84        0.95%
------------------------------------------------------------------------------------------------------------
   Outlook 2040 Fund - Institutional Class
   Actual                                              $ 1,000.00   $ 1,034.10     $  3.85        0.75%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,021.42     $  3.82        0.75%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 35.00%
AGRICULTURAL PRODUCTION CROPS - 0.02%
            223    ALICO INCORPORATED                                                                               $        11,594
            409    CHIQUITA BRANDS INTERNATIONAL INCORPORATED<<                                                              10,307

                                                                                                                             21,901
                                                                                                                    ---------------
AGRICULTURAL PRODUCTION LIVESTOCK
& ANIMAL SPECIALIZED - 0.01%
              6    SEABOARD CORPORATION                                                                                       7,704
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES - 0.06%
            331    HARRAH'S ENTERTAINMENT INCORPORATED                                                                       23,025
            649    INTERNATIONAL GAME TECHNOLOGY                                                                             17,990
            376    PENN NATIONAL GAMING INCORPORATED+                                                                        12,814

                                                                                                                             53,829
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 0.16%
            242    ABERCROMBIE & FITCH COMPANY CLASS A                                                                       13,458
            322    AEROPOSTALE INCORPORATED+<<                                                                                8,224
            444    CHICO'S FAS INCORPORATED+                                                                                 15,411
             36    CHRISTOPHER & BANKS CORPORATION                                                                              579
          1,196    GAP INCORPORATED                                                                                          22,736
            534    KOHL'S CORPORATION+                                                                                       28,008
            851    LIMITED BRANDS                                                                                            18,705
            580    NORDSTROM INCORPORATED                                                                                    19,476
            469    ROSS STORES INCORPORATED                                                                                  11,669

                                                                                                                            138,266
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS - 0.10%
          2,409    BENETTON GROUP SPA ADR                                                                                    47,650
            403    LIZ CLAIBORNE INCORPORATED                                                                                16,535
             82    PHILLIPS-VAN HEUSEN CORPORATION                                                                            2,746
            820    QUIKSILVER INCORPORATED+                                                                                  12,505
            524    WARNACO GROUP INCORPORATED+                                                                               13,100

                                                                                                                             92,536
                                                                                                                    ---------------
APPLICATIONS SOFTWARE - 0.01%
            372    CITRIX SYSTEMS INCORPORATED+                                                                               8,854
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE
SERVICE STATIONS - 0.04%
            111    AUTOZONE INCORPORATED+                                                                                    10,489
            236    CARMAX INCORPORATED+                                                                                       7,519
            241    COPART INCORPORATED+                                                                                       5,950
            242    UNITED AUTO GROUP INCORPORATED                                                                             8,168

                                                                                                                             32,126
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
            234    RYDER SYSTEM INCORPORATED                                                                                  8,211
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.18%
            234    BEAZER HOMES USA INCORPORATED                                                                             14,611
            274    CENTEX CORPORATION                                                                                        18,564
            580    D.R. HORTON INCORPORATED                                                                                  21,414
            164    KB HOME                                                                                                   12,162
            254    LENNAR CORPORATION CLASS A                                                                                15,773

SHARES             SECURITY NAME                                                                                         VALUE

          2,140    VIVENDI UNIVERSAL SA ADR                                                                         $        67,517
            243    WCI COMMUNITIES INCORPORATED+                                                                              7,331

                                                                                                                            157,372
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.27%
            238    CENTRAL GARDEN & PET COMPANY+<<                                                                           11,790
            177    FASTENAL COMPANY                                                                                          10,723
          3,105    HOME DEPOT INCORPORATED                                                                                  125,193
          1,193    LOWE'S COMPANIES INCORPORATED                                                                             76,722
            363    SHERWIN-WILLIAMS COMPANY                                                                                  16,829

                                                                                                                            241,257
                                                                                                                    ---------------
BUSINESS SERVICES - 2.11%
            449    AARON RENTS INCORPORATED                                                                                   9,945
            904    ADOBE SYSTEMS INCORPORATED<<                                                                              24,444
            267    ADVO INCORPORATED                                                                                          8,742
            300    AKAMAI TECHNOLOGIES INCORPORATED+                                                                          4,152
            319    ANSYS INCORPORATED+                                                                                       12,042
            231    ARBITRON INCORPORATED                                                                                      9,702
            326    ASPECT COMMUNICATIONS CORPORATION+                                                                         3,749
            527    AUTODESK INCORPORATED                                                                                     22,766
            723    AUTOMATIC DATA PROCESSING INCORPORATED                                                                    30,908
            223    AVOCENT CORPORATION+                                                                                       7,430
            876    BEA SYSTEMS INCORPORATED+                                                                                  7,726
            834    BISYS GROUP INCORPORATED+                                                                                 12,452
             89    BLUE COAT SYSTEMS INCORPORATED+                                                                            3,510
            555    BMC SOFTWARE INCORPORATED+                                                                                11,100
            162    CACI INTERNATIONAL INCORPORATED CLASS A+                                                                  10,148
            765    CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    12,248
            366    CATALINA MARKETING CORPORATION                                                                             8,762
          1,874    CENDANT CORPORATION                                                                                       38,117
            187    CERNER CORPORATION+<<                                                                                     14,728
            273    CERTEGY INCORPORATED                                                                                       9,386
            179    CHECKFREE CORPORATION+                                                                                     6,585
            747    CNET NETWORKS INCORPORATED+<<                                                                              9,995
            342    COGNEX CORPORATION                                                                                        10,175
            312    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                               14,205
            848    COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                            22,862
            343    COMPUTER SCIENCES CORPORATION+                                                                            15,281
          1,339    COMPUWARE CORPORATION+                                                                                    12,131
            173    COSTAR GROUP INCORPORATED+<<                                                                               8,089
            497    CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                   10,134
            256    DELUXE CORPORATION                                                                                        10,173
          1,728    EBAY INCORPORATED+                                                                                        69,967
            536    ELECTRONIC ARTS INCORPORATED+                                                                             30,702
            994    ELECTRONIC DATA SYSTEMS CORPORATION                                                                       22,266
            434    ELECTRONICS FOR IMAGING INCORPORATED+                                                                      8,593
            403    EQUIFAX INCORPORATED                                                                                      13,315
            171    F5 NETWORKS INCORPORATED+                                                                                  7,061
            313    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     10,955
            187    FILENET CORPORATION+                                                                                       4,969
            988    FIRST DATA CORPORATION                                                                                    41,051
            424    FISERV INCORPORATED+                                                                                      19,025

WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            116    GEVITY HR INCORPORATED                                                                           $         2,587
            218    GOOGLE INCORPORATED CLASS A+                                                                              62,348
            225    HYPERION SOLUTIONS CORPORATION+                                                                            9,758
            246    IDX SYSTEMS CORPORATION+                                                                                   7,798
            540    IMS HEALTH INCORPORATED                                                                                   14,688
            203    INFOSPACE INCORPORATED+                                                                                    5,067
            375    INTERGRAPH CORPORATION+                                                                                   15,304
            291    INTERNET CAPITAL GROUP INCORPORATED+                                                                       2,345
            269    INTERNET SECURITY SYSTEMS+                                                                                 6,112
            947    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            11,487
            333    INTUIT INCORPORATED+                                                                                      15,265
            128    IPAYMENT INCORPORATED+                                                                                     4,973
          1,000    JUNIPER NETWORKS INCORPORATED+                                                                            22,740
            228    KRONOS INCORPORATED+                                                                                       9,879
            180    MACROMEDIA INCORPORATED+                                                                                   6,651
            636    MENTOR GRAPHICS CORPORATION+                                                                               5,425
            191    MERCURY INTERACTIVE CORPORATION+<<                                                                         7,004
         15,342    MICROSOFT CORPORATION                                                                                    420,371
            243    MONSTER WORLDWIDE INCORPORATED+                                                                            7,591
            862    MPS GROUP INCORPORATED+                                                                                    9,534
            351    NCO GROUP INCORPORATED+                                                                                    7,364
            698    NCR CORPORATION+                                                                                          23,886
            959    NOVELL INCORPORATED+                                                                                       6,310
            265    OMNICOM GROUP INCORPORATED                                                                                21,317
          6,437    ORACLE CORPORATION+                                                                                       83,488
            170    PACKETEER INCORPORATED+                                                                                    2,009
            653    PEROT SYSTEMS CORPORATION CLASS A+                                                                         9,403
            408    RED HAT INCORPORATED+<<                                                                                    5,798
          4,179    RENTOKIL INITIAL PLC ADR                                                                                  60,881
            683    REUTERS GROUP PLC ADR                                                                                     27,101
            397    ROBERT HALF INTERNATIONAL INCORPORATED                                                                    13,371
            390    RSA SECURITY INCORPORATED+                                                                                 5,125
            635    S1 CORPORATION+                                                                                            2,699
              1    SAFENET INCORPORATED+                                                                                         32
          1,578    SAP AG ADR<<                                                                                              67,333
             82    SERENA SOFTWARE INCORPORATED+                                                                              1,548
          1,119    SIEBEL SYSTEMS INCORPORATED                                                                                9,232
            410    SOTHEBY'S HOLDINGS INCORPORATED+<<                                                                         7,130
          7,099    SUN MICROSYSTEMS INCORPORATED+                                                                            26,976
          2,050    SYMANTEC CORPORATION+                                                                                     43,009
            388    SYNOPSYS INCORPORATED+                                                                                     7,372
            414    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                                9,853
            143    TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                       3,830
            995    UNISYS CORPORATION+<<                                                                                      6,617
            396    UNITED ONLINE INCORPORATED                                                                                 5,160
            461    UNITED RENTALS INCORPORATED+                                                                               8,321
            643    VALUECLICK INCORPORATED+<<                                                                                 9,285
            460    VERISIGN INCORPORATED+                                                                                    10,028
            668    VERITY INCORPORATED+                                                                                       6,693
            234    WEBEX COMMUNICATIONS INCORPORATED+                                                                         6,033
            236    WIND RIVER SYSTEMS INCORPORATED+                                                                           3,101
            841    WPP GROUP PLC ADR<<                                                                                       43,454
          1,901    YAHOO! INCORPORATED+                                                                                      63,379

                                                                                                                          1,863,656
                                                                                                                    ---------------

SHARES             SECURITY NAME                                                                                         VALUE

CHEMICALS & ALLIED PRODUCTS - 3.35%
          2,127    ABBOTT LABORATORIES                                                                              $        95,992
             81    ABGENIX INCORPORATED+                                                                                        890
            391    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     21,661
          2,177    AKZO NOBEL NV ADR                                                                                         89,845
            233    ALBERTO-CULVER COMPANY CLASS B                                                                            10,007
            626    ALKERMES INCORPORATED+                                                                                    11,756
            342    ALPHARMA INCORPORATED CLASS A                                                                              9,104
          1,796    AMGEN INCORPORATED+                                                                                      143,500
          1,719    ASTRAZENECA PLC ADR                                                                                       79,280
            283    AVERY DENNISON CORPORATION                                                                                15,124
            748    AVON PRODUCTS INCORPORATED                                                                                24,549
            198    BARR LABORATORIES INCORPORATED+                                                                            9,031
            603    BIOGEN IDEC INCORPORATED+                                                                                 25,416
          2,965    BRISTOL-MYERS SQUIBB COMPANY                                                                              72,554
            343    CAMBREX CORPORATION                                                                                        6,524
            102    CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                     5,184
            840    CHEMTURA CORPORATION                                                                                      14,414
            195    CHIRON CORPORATION+                                                                                        7,106
            228    CLOROX COMPANY                                                                                            13,126
            697    COLGATE PALMOLIVE COMPANY                                                                                 36,592
          1,420    DOW CHEMICAL COMPANY                                                                                      61,344
          1,341    E.I. DU PONT DE NEMOURS AND COMPANY                                                                       53,063
            214    EASTMAN CHEMICAL COMPANY                                                                                  10,266
            417    ECOLAB INCORPORATED                                                                                       13,761
          1,577    ELI LILLY & COMPANY                                                                                       86,767
            251    FMC CORPORATION+                                                                                          14,297
            604    FOREST LABORATORIES INCORPORATED+                                                                         26,818
            727    GENENTECH INCORPORATED+                                                                                   68,294
            443    GENZYME CORPORATION+                                                                                      31,528
            185    GEORGIA GULF CORPORATION<<                                                                                 5,161
            801    GILEAD SCIENCES INCORPORATED+                                                                             34,443
          1,304    GILLETTE COMPANY                                                                                          70,246
          2,447    GLAXOSMITHKLINE PLC ADR                                                                                  119,218
            453    HOSPIRA INCORPORATED+                                                                                     18,048
            182    IDEXX LABORATORIES INCORPORATED+                                                                          11,655
            142    IMCLONE SYSTEMS INCORPORATED+                                                                              4,646
            295    IMMUCOR INCORPORATED+                                                                                      6,983
            310    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                         11,191
            476    IVAX CORPORATION+<<                                                                                       12,328
            269    K-V PHARMACEUTICAL COMPANY CLASS A+                                                                        4,589
            659    KING PHARMACEUTICALS INCORPORATED+                                                                         9,687
            423    LYONDELL CHEMICAL COMPANY                                                                                 10,913
            110    MARTEK BIOSCIENCES CORPORATION+<<                                                                          5,610
            305    MEDICINES COMPANY+                                                                                         6,747
            505    MEDIMMUNE INCORPORATED+                                                                                   15,115
          3,619    MERCK & COMPANY INCORPORATED                                                                             102,164
            352    MGI PHARMA INCORPORATED+                                                                                   9,490
            747    MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                   7,477
            527    MONSANTO COMPANY                                                                                          33,644
            582    MOSAIC COMPANY+                                                                                            9,399
            496    NABI BIOPHARMACEUTICALS+                                                                                   6,681
            152    NEUROCRINE BIOSCIENCES INCORPORATED+                                                                       6,962
          2,868    NOVARTIS AG ADR                                                                                          139,815
            129    NOVEN PHARMACEUTICALS INCORPORATED+                                                                        2,149

WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND

                        PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
-------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          1,045    NOVO NORDISK A/S ADR                                                                             $        54,152
             33    OM GROUP INCORPORATED+                                                                                       643
            116    ONYX PHARMACEUTICALS INCORPORATED+                                                                         2,311
            111    OSI PHARMACEUTICALS INCORPORATED+                                                                          3,641
            183    PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                               4,423
             71    PENWEST PHARMACEUTICALS COMPANY+<<                                                                         1,039
            489    PERRIGO COMPANY                                                                                            7,007
         12,740    PFIZER INCORPORATED                                                                                      324,488
            129    PHARMION CORPORATION+                                                                                      3,206
              1    PHARMOS CORPORATION+                                                                                           2
            299    PPG INDUSTRIES INCORPORATED                                                                               18,831
            609    PRAXAIR INCORPORATED                                                                                      29,415
          4,739    PROCTER & GAMBLE COMPANY                                                                                 262,920
            265    PROTEIN DESIGN LABS INCORPORATED+                                                                          7,086
          2,320    ROCHE HOLDING AG ADR                                                                                     159,650
            343    ROHM & HAAS COMPANY                                                                                       14,890
            183    SALIX PHARMACEUTICALS LIMITED+                                                                             3,730
          1,782    SANOFI-AVENTIS ADR                                                                                        76,198
          2,558    SCHERING-PLOUGH CORPORATION                                                                               54,767
            208    SEPRACOR INCORPORATED+<<                                                                                  10,442
          6,565    SHISEIDO COMPANY LIMITED                                                                                  91,857
            177    SIGMA-ALDRICH CORPORATION                                                                                 11,045
            115    VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                     2,116
          1,998    WYETH                                                                                                     91,488

                                                                                                                          2,957,501
                                                                                                                    ---------------

COAL MINING - 0.01%
            250    MASSEY ENERGY COMPANY                                                                                     12,700
                                                                                                                    ---------------

COMMUNICATIONS - 1.78%
            753    ALLTEL CORPORATION                                                                                        46,678
            665    AMERICAN TOWER CORPORATION CLASS A+<<                                                                     15,854
          1,671    AT&T CORPORATION                                                                                          32,885
            985    AVAYA INCORPORATED+                                                                                       10,047
          3,109    BELLSOUTH CORPORATION                                                                                     81,736
            888    BRITISH SKY BROADCASTING GROUP PLC ADR                                                                    36,754
          1,217    BT GROUP PLC ADR                                                                                          47,597
            386    CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+<<                                                             12,043
            470    CENTURYTEL INCORPORATED                                                                                   16,873
            854    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 28,438
          3,628    COMCAST CORPORATION CLASS A+                                                                             111,561
            766    CROWN CASTLE INTERNATIONAL CORPORATION+                                                                   18,966
          3,570    DEUTSCHE TELEKOM AG ADR<<                                                                                 68,116
          1,357    DIRECTV GROUP INCORPORATED+                                                                               21,590
            538    ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                              16,102
            496    EMMIS COMMUNICATIONS CORPORATION CLASS A+<<                                                               11,884
             47    EQUINIX INCORPORATED+                                                                                      1,832
            470    FOUNDRY NETWORKS INCORPORATED+                                                                             5,499
          1,593    FRANCE TELECOM SA ADR                                                                                     48,252
            274    GOLDEN TELECOM INCORPORATED<<                                                                              8,083
            420    IAC INTERACTIVECORP+<<                                                                                    10,311

SHARES             SECURITY NAME                                                                                         VALUE

            178    J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                         $         6,680
            338    LIBERTY CORPORATION                                                                                       16,221
            378    LIBERTY GLOBAL INCORPORATED CLASS A+                                                                      19,184
            425    NEXTEL PARTNERS INCORPORATED CLASS A+                                                                     11,152
          1,658    NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                                            36,128
            212    NTL INCORPORATED+                                                                                         13,543
          2,502    NTT DOCOMO INCORPORATED ADR                                                                               40,432
          5,681    SBC COMMUNICATIONS INCORPORATED                                                                          136,798
          4,948    SPRINT NEXTEL CORPORATION                                                                                128,302
          1,283    TELECOM CORPORATION OF NEW ZEALAND LIMITED ADR                                                            43,532
          2,011    TELEFONICA SA ADR                                                                                        100,108
            490    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                          13,181
            233    UTSTARCOM INCORPORATED+<<                                                                                  1,794
          5,035    VERIZON COMMUNICATIONS INCORPORATED                                                                      164,695
          6,430    VODAFONE GROUP PLC ADR<<                                                                                 175,217
            372    XM SATELLITE RADIO HOLDINGS INCORPORATED+                                                                 13,113

                                                                                                                          1,571,181
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.03%
            258    CHEMED CORPORATION                                                                                        10,439
            333    DYCOM INDUSTRIES INCORPORATED+                                                                             5,901
            189    EMCOR GROUP INCORPORATED+<<                                                                               10,421

                                                                                                                             26,761
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 4.04%
          2,919    ABN AMRO HOLDING NV ADR                                                                                   70,502
          1,840    ALLIED IRISH BANKS PLC ADR                                                                                79,948
          1,289    AMSOUTH BANCORPORATION                                                                                    33,926
          4,865    BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                    81,343
          4,529    BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                  55,842
            277    BANCTRUST FINANCIAL GROUP INCORPORATED                                                                     6,030
          7,334    BANK OF AMERICA CORPORATION                                                                              315,582
          1,630    BANK OF NEW YORK COMPANY INCORPORATED                                                                     49,829
            591    BANKUNITED FINANCIAL CORPORATION CLASS A                                                                  13,948
          2,988    BARCLAYS PLC ADR<<                                                                                       120,416
          1,256    BB&T CORPORATION                                                                                          50,956
          3,562    BNP PARIBAS SA ADR                                                                                       129,121
            850    CASCADE BANCORP                                                                                           17,816
            702    CENTRAL COAST BANCORP+                                                                                    14,686
            856    CHITTENDEN CORPORATION                                                                                    23,078
          9,953    CITIGROUP INCORPORATED                                                                                   435,643
            788    CITY BANK LYNNWOOD WASHINGTON                                                                             26,201
             85    COASTAL FINANCIAL CORPORATION                                                                              1,282
            529    COMERICA INCORPORATED                                                                                     31,999
            443    COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                             7,943
            589    CORUS BANKSHARES INCORPORATED<<                                                                           34,274
          1,087    DEUTSCHE BANK AG<<                                                                                        94,558
            302    EURONET WORLDWIDE INCORPORATED+                                                                            8,462

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            880    FARMERS CAPITAL BANK CORPORATION                                                                 $        28,820
          1,039    FIFTH THIRD BANCORP                                                                                       43,025
            682    FIRST BANCORP PUERTO RICO<<                                                                               12,590
            620    FIRST HORIZON NATIONAL CORPORATION                                                                        24,230
          1,520    FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                21,538
            437    GOLDEN WEST FINANCIAL CORPORATION                                                                         26,653
          2,091    HBOS PLC ADR<<                                                                                            98,100
          2,382    HSBC HOLDINGS PLC ADR<<                                                                                  192,561
          1,334    HUNTINGTON BANCSHARES INCORPORATED                                                                        32,003
            118    ITLA CAPITAL CORPORATION+                                                                                  6,342
          5,892    JP MORGAN CHASE & COMPANY                                                                                199,680
          1,152    KEYCORP                                                                                                   38,154
            845    MARSHALL & ILSLEY CORPORATION                                                                             36,986
            616    MB FINANCIAL INCORPORATED                                                                                 23,913
          1,162    MELLON FINANCIAL CORPORATION                                                                              37,707
            388    NASB FINANCIAL INCORPORATED                                                                               15,442
            552    NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                     65,357
          1,168    NATIONAL CITY CORPORATION                                                                                 42,784
            811    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                 14,257
            650    NORTHERN TRUST CORPORATION                                                                                32,396
            595    PNC FINANCIAL SERVICES GROUP                                                                              33,457
          1,310    REGIONS FINANCIAL CORPORATION                                                                             42,863
          3,124    SANPAOLO IMI SPA<<                                                                                        90,002
            711    STATE STREET CORPORATION                                                                                  34,363
            900    SUN BANCORP INCORPORATED NJ+                                                                              19,350
            621    SUNTRUST BANKS INCORPORATED                                                                               43,644
            409    SVB FINANCIAL GROUP+                                                                                      19,239
          1,227    SYNOVUS FINANCIAL CORPORATION                                                                             35,301
          2,985    US BANCORP                                                                                                87,222
            772    USB HOLDING COMPANY INCORPORATED                                                                          18,304
          2,350    WACHOVIA CORPORATION                                                                                     116,607
          1,139    WASHINGTON MUTUAL INCORPORATED<<                                                                          47,360
            380    WEBSTER FINANCIAL CORPORATION                                                                             17,450
          2,315    WESTPAC BANKING CORPORATION ADR                                                                          172,884
            416    WINTRUST FINANCIAL CORPORATION                                                                            21,441
            360    WSFS FINANCIAL CORPORATION                                                                                20,920
            488    YARDVILLE NATIONAL BANCORP                                                                                17,373
            453    ZIONS BANCORPORATION                                                                                      31,646

                                                                                                                          3,565,349
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.18%
            554    DARDEN RESTAURANTS INCORPORATED                                                                           17,401
          2,079    MCDONALD'S CORPORATION                                                                                    67,463
            249    P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                                 12,744
            459    RARE HOSPITALITY INTERNATIONAL INCORPORATED+<<                                                            12,274
             47    RED ROBIN GOURMET BURGERS INCORPORATED+<<                                                                  2,260
            387    WENDY'S INTERNATIONAL INCORPORATED                                                                        18,243
            661    YUM! BRANDS INCORPORATED                                                                                  31,318

                                                                                                                            161,703
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.05%
            287    APOLLO GROUP INCORPORATED CLASS A+                                                                        22,575
            240    CAREER EDUCATION CORPORATION+                                                                              9,408

SHARES             SECURITY NAME                                                                                         VALUE

            302    CORINTHIAN COLLEGES INCORPORATED+                                                                $         3,829
            117    STRAYER EDUCATION INCORPORATED                                                                            11,808

                                                                                                                             47,620
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.65%
          1,333    AES CORPORATION+                                                                                          20,981
          1,041    ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                    8,307
            486    AMEREN CORPORATION                                                                                        26,696
            768    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              28,554
          1,000    AMERICAN STATES WATER COMPANY                                                                             32,030
            449    BLACK HILLS CORPORATION                                                                                   18,701
          2,000    CALPINE CORPORATION+<<                                                                                     6,140
          1,233    CENTERPOINT ENERGY INCORPORATED<<                                                                         17,521
            440    CH ENERGY GROUP INCORPORATED                                                                              21,164
            490    CINERGY CORPORATION                                                                                       21,580
            935    CMS ENERGY CORPORATION+                                                                                   15,053
            475    CONSOLIDATED EDISON INCORPORATED                                                                          22,282
            405    CONSTELLATION ENERGY GROUP INCORPORATED                                                                   23,794
            522    DOMINION RESOURCES INCORPORATED                                                                           39,923
            467    DTE ENERGY COMPANY                                                                                        21,375
          1,744    DUKE ENERGY CORPORATION                                                                                   50,559
          4,275    E.ON AG ADR                                                                                              136,372
            777    EDISON INTERNATIONAL                                                                                      34,988
          1,530    EL PASO CORPORATION                                                                                       17,748
          5,071    ENDESA SA ADR                                                                                            114,554
            349    ENTERGY CORPORATION                                                                                       26,144
          1,090    EXELON CORPORATION                                                                                        58,740
            657    FIRSTENERGY CORPORATION                                                                                   33,527
            760    FPL GROUP INCORPORATED                                                                                    32,748
            295    KINDER MORGAN INCORPORATED                                                                                28,164
          2,532    NATIONAL GRID PLC ADR                                                                                    120,321
            198    NICOR INCORPORATED                                                                                         8,199
          1,026    NISOURCE INCORPORATED                                                                                     24,768
            526    PEOPLES ENERGY CORPORATION                                                                                21,866
            665    PG&E CORPORATION                                                                                          24,951
            488    PROGRESS ENERGY INCORPORATED                                                                              21,272
            501    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              32,339
            895    RELIANT RESOURCES INCORPORATED+<<                                                                         11,187
          3,146    SCOTTISH POWER PLC ADR<<                                                                                 113,980
            401    SEMPRA ENERGY                                                                                             17,973
          1,138    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                      33,525
          1,210    SOUTHERN COMPANY                                                                                          41,624
            416    TXU CORPORATION                                                                                           40,360
            393    UIL HOLDINGS CORPORATION                                                                                  20,813
            658    WASTE MANAGEMENT INCORPORATED                                                                             18,049
          1,262    WILLIAMS COMPANIES INCORPORATED                                                                           28,319
          1,087    XCEL ENERGY INCORPORATED                                                                                  20,914

                                                                                                                          1,458,105
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.83%
            307    ACUITY BRANDS INCORPORATED<<                                                                               9,066
            726    ADVANCED MICRO DEVICES INCORPORATED+                                                                      15,079
            587    AEROFLEX INCORPORATED+                                                                                     5,453
            819    ALTERA CORPORATION+                                                                                       17,912

WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            532    AMERICAN POWER CONVERSION CORPORATION                                                            $        13,922
            304    AMETEK INCORPORATED                                                                                       12,248
            669    ANALOG DEVICES INCORPORATED                                                                               24,385
            437    ANDREW CORPORATION+                                                                                        5,039
          1,214    APPLIED MICRO CIRCUITS CORPORATION+                                                                        3,339
             63    ATMI INCORPORATED+<<                                                                                       1,942
            266    BENCHMARK ELECTRONICS INCORPORATED+<<                                                                      7,743
            515    BROADCOM CORPORATION CLASS A+                                                                             22,402
            986    CANON INCORPORATED ADR                                                                                    49,941
             70    CERADYNE INCORPORATED+                                                                                     2,211
          4,602    CHARTERED SEMICONDUCTOR+<<                                                                                30,603
         10,041    CISCO SYSTEMS INCORPORATED+                                                                              176,922
            528    COMVERSE TECHNOLOGY INCORPORATED+                                                                         13,612
            188    CREE INCORPORATED+<<                                                                                       4,820
            290    CUBIC CORPORATION<<                                                                                        5,351
            283    CYMER INCORPORATED+                                                                                        9,481
            320    DSP GROUP INCORPORATED+                                                                                    8,150
            474    EMERSON ELECTRIC COMPANY                                                                                  31,891
            434    FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                             10,451
          1,354    FUJITSU LIMITED ADR                                                                                       39,962
         20,458    GENERAL ELECTRIC COMPANY                                                                                 687,593
            343    GRAFTECH INTERNATIONAL LIMITED+                                                                            2,037
          9,736    INTEL CORPORATION                                                                                        250,410
            143    INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                   2,543
            587    INTERSIL CORPORATION CLASS A                                                                              12,327
            419    JABIL CIRCUIT INCORPORATED+                                                                               12,335
          5,369    JDS UNIPHASE CORPORATION+                                                                                  8,537
            399    KLA-TENCOR CORPORATION                                                                                    20,253
          1,453    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                      38,577
            631    LINEAR TECHNOLOGY CORPORATION                                                                             23,934
            259    LITTELFUSE INCORPORATED+                                                                                   7,205
          1,338    LSI LOGIC CORPORATION+<<                                                                                  12,898
          7,450    LUCENT TECHNOLOGIES INCORPORATED+<<                                                                       22,946
            621    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    26,486
            297    MAYTAG CORPORATION                                                                                         5,613
            571    MICROCHIP TECHNOLOGY INCORPORATED                                                                         17,770
          1,351    MICRON TECHNOLOGY INCORPORATED+                                                                           16,090
            500    MICROSEMI CORPORATION+                                                                                    12,045
          8,821    MINEBEA COMPANY LIMITED ADR                                                                               72,704
            391    MOLEX INCORPORATED                                                                                        10,463
            474    MOOG INCORPORATED CLASS A+                                                                                14,936
          4,066    MOTOROLA INCORPORATED                                                                                     88,964
            792    NATIONAL SEMICONDUCTOR CORPORATION                                                                        19,745
            625    NETWORK APPLIANCE INCORPORATED+                                                                           14,837
          2,689    NOKIA OYJ ADR                                                                                             42,406
            377    NOVELLUS SYSTEMS INCORPORATED+<<                                                                          10,107
            411    NVIDIA CORPORATION+<<                                                                                     12,609
          2,901    OMRON CORPORATION                                                                                         63,953
          1,719    PIONEER CORPORATION                                                                                       26,765
            663    PMC-SIERRA INCORPORATED+                                                                                   5,622
            209    QLOGIC CORPORATION+                                                                                        7,223
          2,680    QUALCOMM INCORPORATED                                                                                    106,423
             79    RAMBUS INCORPORATED+<<                                                                                       830

SHARES             SECURITY NAME                                                                                         VALUE

          1,404    RF MICRO DEVICES INCORPORATED+<<                                                                 $         9,196
            461    ROCKWELL COLLINS INCORPORATED                                                                             22,188
            164    ROGERS CORPORATION+                                                                                        6,407
          1,509    SANMINA-SCI CORPORATION+                                                                                   7,651
            379    SCIENTIFIC-ATLANTA INCORPORATED                                                                           14,501
            659    SKYWORKS SOLUTIONS INCORPORATED+                                                                           4,969
            147    SOHU.COM INCORPORATED+                                                                                     2,570
          1,600    SONY CORPORATION ADR                                                                                      53,792
          1,058    STMICROELECTRONICS NV NY SHARES                                                                           17,520
            389    TECHNITROL INCORPORATED                                                                                    5,707
            359    TEKELEC+                                                                                                   7,076
          1,215    TELLABS INCORPORATED+                                                                                     10,801
          2,766    TEXAS INSTRUMENTS INCORPORATED                                                                            90,393
            408    THOMAS & BETTS CORPORATION+                                                                               14,500
            270    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   12,234
             36    WHIRLPOOL CORPORATION                                                                                      2,738
            655    XILINX INCORPORATED                                                                                       18,399

                                                                                                                          2,499,753
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.24%
            228    AMERICAN HEALTHCORP+<<                                                                                     9,963
            530    AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                    17,357
            478    APPLERA CORPORATION-CELERA GENOMICS GROUP+<<                                                               5,612
            314    CELGENE CORPORATION+                                                                                      15,763
            188    CORPORATE EXECUTIVE BOARD COMPANY<<                                                                       15,185
             34    CRA INTERNATIONAL INCORPORATED+                                                                            1,598
             12    ERESEARCH TECHNOLOGY INCORPORATED+                                                                           185
            269    FLUOR CORPORATION                                                                                         16,654
            132    GEN-PROBE INCORPORATED+                                                                                    6,009
            210    MAXMUS INCORPORATED                                                                                        7,908
            524    MOODY'S CORPORATION                                                                                       25,734
            341    NAVIGANT CONSULTING INCORPORATED+                                                                          6,595
            624    PAYCHEX INCORPORATED                                                                                      21,297
            258    QUEST DIAGNOSTICS INCORPORATED                                                                            12,895
            334    RESOURCES CONNECTION INCORPORATED+                                                                         9,686
            245    TELIK INCORPORATED+                                                                                        3,748
            388    URS CORPORATION+                                                                                          14,620
            361    WASHINGTON GROUP INTERNATIONAL INCORPORATED+<<                                                            19,075

                                                                                                                            209,884
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.17%
            366    BALL CORPORATION                                                                                          13,729
            344    CRANE COMPANY                                                                                             10,186
            906    CROWN HOLDINGS INCORPORATED+<<                                                                            15,302
            296    FORTUNE BRANDS INCORPORATED                                                                               25,746
            400    GRIFFON CORPORATION+                                                                                      10,256
            221    ILLINOIS TOOL WORKS INCORPORATED                                                                          18,626
            318    NCI BUILDING SYSTEMS INCORPORATED+<<                                                                      11,989
            425    SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                15,830
            325    SNAP-ON INCORPORATED                                                                                      11,538
            383    WATTS WATER TECHNOLOGIES INCORPORATED                                                                     12,968

                                                                                                                            146,170
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)

FINANCIAL SERVICES - 0.01%
            846    JANUS CAPITAL GROUP INCORPORATED                                                                 $        11,954
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.34%
            231    AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                   2,548
          1,346    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     59,641
          1,182    ARCHER-DANIELS-MIDLAND COMPANY                                                                            26,607
          3,665    CADBURY SCHWEPPES PLC ADR<<                                                                              146,160
            615    CAMPBELL SOUP COMPANY                                                                                     18,081
          3,521    COCA-COLA COMPANY                                                                                        154,924
            604    COCA-COLA ENTERPRISES INCORPORATED                                                                        13,499
          1,096    CONAGRA FOODS INCORPORATED                                                                                25,022
            745    DEL MONTE FOODS COMPANY+                                                                                   8,053
          1,798    DIAGEO PLC ADR                                                                                           103,763
            495    GENERAL MILLS INCORPORATED<<                                                                              22,829
            912    HERCULES INCORPORATED+                                                                                    11,628
            394    HERSHEY FOODS CORPORATION<<                                                                               23,282
            750    HJ HEINZ COMPANY                                                                                          26,940
            557    KELLOGG COMPANY                                                                                           25,249
          9,636    KIRIN BREWERY COMPANY LIMITED                                                                             97,709
          2,576    NESTLE SA ADR                                                                                            180,133
            502    PEPSI BOTTLING GROUP INCORPORATED                                                                         14,799
          2,679    PEPSICO INCORPORATED                                                                                     146,943
            123    SANDERSON FARMS INCORPORATED                                                                               4,542
          1,574    SARA LEE CORPORATION                                                                                      29,906
          1,464    TOPPS COMPANY INCORPORATED                                                                                15,021
            386    WM. WRIGLEY JR. COMPANY                                                                                   27,425

                                                                                                                          1,184,704
                                                                                                                    ---------------

FOOD STORES - 0.32%
            797    ALBERTSON'S INCORPORATED<<                                                                                16,044
          2,032    COLES MYER LIMITED ADR                                                                                   120,904
          5,310    KONINKLIJKE AHOLD NV ADR+                                                                                 47,418
          1,413    KROGER COMPANY+                                                                                           27,893
            217    PANERA BREAD COMPANY+<<                                                                                   12,095
            862    SAFEWAY INCORPORATED                                                                                      20,455
            751    STARBUCKS CORPORATION+                                                                                    36,829

                                                                                                                            281,638
                                                                                                                    ---------------

FORESTRY - 0.03%
            349    WEYERHAEUSER COMPANY                                                                                      22,692
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.09%
            412    FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                                7,873
            410    HERMAN MILLER INCORPORATED                                                                                12,259
            639    LEGGETT & PLATT INCORPORATED                                                                              15,470
            892    MASCO CORPORATION                                                                                         27,367
            705    NEWELL RUBBERMAID INCORPORATED                                                                            16,518

                                                                                                                             79,487
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.44%
            658    BIG LOTS INCORPORATED+                                                                                     7,771
            721    DOLLAR GENERAL CORPORATION                                                                                13,742
            523    FEDERATED DEPARTMENT STORES INCORPORATED                                                                  36,058
            302    FRED'S INCORPORATED                                                                                        4,231

SHARES             SECURITY NAME                                                                                         VALUE

            495    JC PENNEY COMPANY INCORPORATED                                                                   $        24,072
            215    SEARS HOLDINGS CORPORATION+                                                                               29,210
          1,404    TARGET CORPORATION                                                                                        75,465
            996    TJX COMPANIES INCORPORATED                                                                                20,826
          3,885    WAL-MART STORES INCORPORATED                                                                             174,670

                                                                                                                            386,045
                                                                                                                    ---------------

HEALTH SERVICES - 0.30%
            356    AMSURG CORPORATION+                                                                                        9,911
            364    APRIA HEALTHCARE GROUP INCORPORATED+<<                                                                    12,460
            438    BEVERLY ENTERPRISES INCORPORATED+                                                                          5,497
            794    CAREMARK RX INCORPORATED+                                                                                 37,104
            308    DAVITA INCORPORATED+                                                                                      14,140
            660    HCA INCORPORATED                                                                                          32,538
            622    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                        15,127
            849    HUMAN GENOME SCIENCES INCORPORATED+<<                                                                     10,961
             99    LABONE INCORPORATED+                                                                                       4,280
            289    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                               14,253
            291    LIFEPOINT HOSPITALS INCORPORATED+                                                                         13,235
            220    MANOR CARE INCORPORATED                                                                                    8,683
            103    MATRIA HEALTHCARE INCORPORATED+                                                                            3,734
            496    NEKTAR THERAPEUTICS+                                                                                       8,472
            155    PEDIATRIX MEDICAL GROUP INCORPORATED+<<                                                                   11,490
            171    SIERRA HEALTH SERVICES INCORPORATED+                                                                      11,508
          1,245    TENET HEALTHCARE CORPORATION+                                                                             15,164
            397    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                      15,209
            455    VALEANT PHARMACEUTICALS INTERNATIONAL                                                                      9,091
             89    VICURON PHARMACEUTICALS INCORPORATED+                                                                      2,564
            246    WATSON PHARMACEUTICALS INCORPORATED+                                                                       8,482

                                                                                                                            263,903
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.57%
            356    ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                              29,174
             66    AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                              2,111
          1,088    CAPITAL AUTOMOTIVE                                                                                        39,027
            896    CORPORATE OFFICE PROPERTIES TRUST<<                                                                       31,217
            555    DISCOVERY HOLDING COMPANY+<<                                                                               8,400
            779    ENTERTAINMENT PROPERTIES TRUST                                                                            35,491
          1,519    EQUITY OFFICE PROPERTIES TRUST                                                                            50,583
          1,213    EQUITY RESIDENTIAL                                                                                        45,815
            238    FELCOR LODGING TRUST INCORPORATED+                                                                         3,629
            974    GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                  43,918
            977    HOME PROPERTIES INCORPORATED                                                                              40,067
            122    IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                     1,703
            399    LASALLE HOTEL PROPERTIES                                                                                  13,474
            985    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                            43,911
          1,435    NATIONAL HEALTH INVESTORS INCORPORATED                                                                    41,572
            617    SIMON PROPERTY GROUP INCORPORATED                                                                         46,935
            619    SOVRAN SELF STORAGE INCORPORATED<<                                                                        28,722

                                                                                                                            505,749
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.10%
            551    BED BATH & BEYOND INCORPORATED+                                                                  $        22,343
            696    BEST BUY COMPANY INCORPORATED                                                                             33,171
            553    CIRCUIT CITY STORES INCORPORATED                                                                           9,340
            184    COST PLUS INCORPORATED+                                                                                    3,958
            177    GUITAR CENTER INCORPORATED+                                                                               10,160
             28    MOVIE GALLERY INCORPORATED                                                                                   504
            303    RADIO SHACK CORPORATION<<                                                                                  7,593

                                                                                                                             87,069
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.14%
            343    BOYD GAMING CORPORATION                                                                                   15,960
            333    GAYLORD ENTERTAINMENT COMPANY+<<                                                                          14,186
            894    HILTON HOTELS CORPORATION                                                                                 20,714
          2,001    LA QUINTA CORPORATION+                                                                                    16,908
            471    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               29,772
            482    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          28,101

                                                                                                                            125,641
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.75%
            959    3M COMPANY                                                                                                68,233
            197    ACTUANT CORPORATION CLASS A                                                                                8,353
          1,378    APPLE COMPUTER INCORPORATED+                                                                              64,670
          2,984    APPLIED MATERIALS INCORPORATED                                                                            54,637
            261    AXCELIS TECHNOLOGIES INCORPORATED+                                                                         1,540
            517    BAKER HUGHES INCORPORATED                                                                                 30,374
            187    BLACK & DECKER CORPORATION                                                                                15,951
            147    BLACK BOX CORPORATION<<                                                                                    6,317
            152    BRIGGS & STRATTON CORPORATION                                                                              5,609
          1,450    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                               5,785
          1,008    CATERPILLAR INCORPORATED                                                                                  55,934
            168    CDW CORPORATION<<                                                                                          9,925
            380    DEERE & COMPANY                                                                                           24,844
          3,893    DELL INCORPORATED+                                                                                       138,591
            480    DOVER CORPORATION                                                                                         19,536
            306    EATON CORPORATION                                                                                         19,560
          4,312    EMC CORPORATION+                                                                                          55,452
            317    EMULEX CORPORATION+                                                                                        6,831
            277    ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                    9,446
            708    ENTEGRIS INCORPORATED+                                                                                     7,413
            422    FLOWSERVE CORPORATION+                                                                                    15,673
            289    GARDNER DENVER INCORPORATED+                                                                              12,086
          1,178    GATEWAY INCORPORATED+                                                                                      3,581
            350    GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                      11,567
            559    GRANT PRIDECO INCORPORATED+                                                                               20,605
          4,752    HEWLETT-PACKARD COMPANY                                                                                  131,915
            785    HITACHI LIMITED ADR                                                                                       48,325
          2,460    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              198,325
            682    JOY GLOBAL INCORPORATED                                                                                   32,600

SHARES             SECURITY NAME                                                                                         VALUE

            238    LEXMARK INTERNATIONAL INCORPORATED+<<                                                            $        14,989
          5,885    MAKITA CORPORATION                                                                                       116,641
            390    MODINE MANUFACTURING COMPANY                                                                              13,712
          5,677    NEC CORPORATION ADR                                                                                       30,599
            527    PALL CORPORATION                                                                                          15,072
            160    PALM INCORPORATED+                                                                                         5,469
            497    PITNEY BOWES INCORPORATED                                                                                 21,495
            221    PROQUEST COMPANY+                                                                                          7,949
            337    SANDISK CORPORATION+                                                                                      13,086
            548    SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                   16,517
          1,392    SIEMENS AG ADR                                                                                           106,488
            476    SMITH INTERNATIONAL INCORPORATED<<                                                                        16,536
          2,705    SOLECTRON CORPORATION+                                                                                    11,090
            308    STANLEY WORKS                                                                                             14,091
            661    SYMBOL TECHNOLOGIES INCORPORATED                                                                           6,068
            292    TEREX CORPORATION+                                                                                        14,244
            388    TORO COMPANY                                                                                              15,066
            322    WATSCO INCORPORATED                                                                                       15,701
            531    WESTERN DIGITAL CORPORATION+<<                                                                             7,354

                                                                                                                          1,545,845
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.11%
            672    AON CORPORATION                                                                                           20,106
            287    HILB, ROGAL & HAMILTON COMPANY                                                                            10,108
            397    HUMANA INCORPORATED+                                                                                      19,120
            884    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   24,796
            275    NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                 12,072
            774    UNUMPROVIDENT CORPORATION<<                                                                               14,954

                                                                                                                            101,156
                                                                                                                    ---------------

INSURANCE CARRIERS - 1.47%
            849    AEGON NV                                                                                                  11,996
            424    AETNA INCORPORATED                                                                                        33,780
            624    AFLAC INCORPORATED                                                                                        26,969
            270    ALLMERICA FINANCIAL CORPORATION+                                                                          10,992
            846    ALLSTATE CORPORATION                                                                                      47,554
            302    AMBAC FINANCIAL GROUP INCORPORATED                                                                        20,711
          4,041    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                239,227
            266    AMERIGROUP CORPORATION+                                                                                    9,087
          2,176    AXA ADR<<                                                                                                 58,099
            329    CENTENE CORPORATION+                                                                                      10,028
            363    CHUBB CORPORATION                                                                                         31,566
            189    CIGNA CORPORATION                                                                                         21,795
            572    CINCINNATI FINANCIAL CORPORATION                                                                          23,441
            423    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            30,900
            216    HEALTH NET INCORPORATED+                                                                                   9,960
          2,549    ING GROUP NV ADR<<                                                                                        74,482
            327    KANSAS CITY LIFE INSURANCE COMPANY                                                                        16,625
            241    LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                  14,248
            361    LINCOLN NATIONAL CORPORATION                                                                              17,902
            354    LOEWS CORPORATION                                                                                         31,042
             41    MARKEL CORPORATION+                                                                                       13,315
            362    MBIA INCORPORATED                                                                                         20,985

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            474    METLIFE INCORPORATED                                                                             $        23,217
            257    MGIC INVESTMENT CORPORATION                                                                               16,044
          1,068    MILLEA HOLDINGS INCORPORATED                                                                              78,071
          1,018    PHOENIX COMPANIES INCORPORATED                                                                            12,206
            673    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    30,823
            431    PROASSURANCE CORPORATION+<<                                                                               18,986
            339    PROGRESSIVE CORPORATION                                                                                   32,683
            855    PRUDENTIAL FINANCIAL INCORPORATED                                                                         55,036
            398    SAFECO CORPORATION                                                                                        20,752
          1,245    ST. PAUL COMPANIES INCORPORATED                                                                           53,547
            261    TORCHMARK CORPORATION                                                                                     13,765
            315    UNITED INSURANCE COMPANIES INCORPORATED                                                                    9,721
          1,738    UNITEDHEALTH GROUP INCORPORATED                                                                           89,507
            887    WELLPOINT INCORPORATED+                                                                                   65,860

                                                                                                                          1,294,922
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.01%
            296    CORRECTIONS CORPORATION OF AMERICA+                                                                       11,722
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.03%
            830    COACH INCORPORATED+                                                                                       27,548
                                                                                                                    ---------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.02%
            703    LAIDLAW INTERNATIONAL INCORPORATED                                                                        17,399
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
            174    CHAMPION ENTERPRISES INCORPORATED+                                                                         2,319
            565    GEORGIA-PACIFIC CORPORATION                                                                               18,131

                                                                                                                             20,450
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.96%
            416    ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                   16,374
             81    ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+                                                             4,171
            165    AFFYMETRIX INCORPORATED+<<                                                                                 8,166
            879    AGILENT TECHNOLOGIES INCORPORATED+                                                                        28,269
            379    ALIGN TECHNOLOGY INCORPORATED+                                                                             2,581
            232    ALLERGAN INCORPORATED                                                                                     21,356
            500    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                           10,250
            314    ANALOGIC CORPORATION                                                                                      15,653
            533    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              11,459
            130    BAUSCH & LOMB INCORPORATED                                                                                 9,853
          1,022    BAXTER INTERNATIONAL INCORPORATED                                                                         41,217
            506    BECTON DICKINSON & COMPANY                                                                                26,631
            553    BIOMET INCORPORATED                                                                                       20,400
          1,119    BOSTON SCIENTIFIC CORPORATION+                                                                            30,079
            261    C.R. BARD INCORPORATED                                                                                    16,790
            369    CONMED CORPORATION+<<                                                                                     10,797
             84    COOPER COMPANIES INCORPORATED<<                                                                            5,760
            122    CYBERONICS INCORPORATED+                                                                                   4,670
            434    DANAHER CORPORATION                                                                                       23,245

SHARES             SECURITY NAME                                                                                         VALUE

            573    EASTMAN KODAK COMPANY                                                                            $        13,964
            168    ESCO TECHNOLOGIES INCORPORATED+                                                                           17,418
            328    FLIR SYSTEMS INCORPORATED+                                                                                10,591
            524    GUIDANT CORPORATION                                                                                       37,015
            286    INTEGRA LIFESCIENCES HOLDINGS+<<                                                                           9,890
          1,684    MEDTRONIC INCORPORATED                                                                                    95,988
            286    MENTOR CORPORATION<<                                                                                      15,044
            126    MILLIPORE CORPORATION+<<                                                                                   8,058
            260    POLYMEDICA CORPORATION                                                                                     9,295
            818    RAYTHEON COMPANY                                                                                          32,082
            151    RESMED INCORPORATED+<<                                                                                    10,923
            390    RICOH COMPANY LIMITED ADR                                                                                 30,400
            379    ROCKWELL AUTOMATION INCORPORATED                                                                          19,723
            642    ST. JUDE MEDICAL INCORPORATED+                                                                            29,468
            543    STRYKER CORPORATION                                                                                       29,621
            319    SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                   12,368
            276    TECHNE CORPORATION+                                                                                       15,724
            504    TERADYNE INCORPORATED+<<                                                                                   8,467
            429    THERMO ELECTRON CORPORATION+                                                                              11,969
            360    TRIMBLE NAVIGATION LIMITED+                                                                               13,147
            264    VARIAN INCORPORATED+                                                                                       9,398
            463    VIASYS HEALTHCARE INCORPORATED+                                                                           12,469
            292    WATERS CORPORATION+                                                                                       13,277
            256    WRIGHT MEDICAL GROUP INCORPORATED+                                                                         6,187
            166    X-RITE INCORPORATED                                                                                        2,090
          1,820    XEROX CORPORATION+                                                                                        24,406
            441    ZIMMER HOLDINGS INCORPORATED+                                                                             36,237

                                                                                                                            842,940
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.02%
            164    COVENTRY HEALTH CARE INCORPORATED+                                                                        13,120
                                                                                                                    ---------------

METAL MINING - 0.19%
             15    CLEVELAND CLIFFS INCORPORATED<<                                                                            1,066
            957    NEWMONT MINING CORPORATION                                                                                37,878
            181    PHELPS DODGE CORPORATION                                                                                  19,463
            722    RIO TINTO PLC ADR                                                                                        103,354
            494    STILLWATER MINING COMPANY+                                                                                 3,967

                                                                                                                            165,728
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
            285    VULCAN MATERIALS COMPANY                                                                                  20,477
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.46%
             69    ACCO BRANDS CORPORATION+                                                                                   1,801
            476    HASBRO INCORPORATED                                                                                        9,853
          5,551    JOHNSON & JOHNSON                                                                                        351,878
          1,020    MATTEL INCORPORATED                                                                                       18,391
            291    TIFFANY & COMPANY                                                                                         10,889
            361    YANKEE CANDLE COMPANY INCORPORATED                                                                         9,917

                                                                                                                            402,729
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.33%
            471    AMAZON.COM INCORPORATED+                                                                                  20,112
            298    CASH AMERICA INTERNATIONAL INCORPORATED                                                                    6,249
            869    COSTCO WHOLESALE CORPORATION                                                                              37,749
          1,414    CVS CORPORATION                                                                                           41,529
            296    DILLARDS INCORPORATED CLASS A                                                                              6,663

WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            111    GSI COMMERCE INCORPORATED+                                                                       $         1,999
            339    LONGS DRUG STORES CORPORATION                                                                             14,374
            373    MICHAELS STORES INCORPORATED                                                                              13,540
            636    OFFICE DEPOT INCORPORATED+                                                                                19,080
            391    PETSMART INCORPORATED                                                                                     10,076
            253    PRICELINE.COM INCORPORATED+<<                                                                              5,437
          1,473    STAPLES INCORPORATED                                                                                      32,347
          1,579    WALGREEN COMPANY                                                                                          73,155
             10    WORLD FUEL SERVICES CORPORATION                                                                              327
            365    ZALE CORPORATION+                                                                                         10,184

                                                                                                                            292,821
                                                                                                                    ---------------

MISCELLANEOUS SERVICES - 0.05%
          2,799    ADECCO SA ADR                                                                                             33,588
            216    D&B CORPORATION+                                                                                          13,753

                                                                                                                             47,341
                                                                                                                    ---------------

MOTION PICTURES - 0.35%
          5,548    LIBERTY MEDIA CORPORATION CLASS A+                                                                        46,104
            317    MACROVISION CORPORATION+                                                                                   5,865
          2,328    NEWS CORPORATION CLASS A                                                                                  37,620
          7,473    TIME WARNER INCORPORATED                                                                                 133,916
          3,443    WALT DISNEY COMPANY                                                                                       86,729

                                                                                                                            310,234
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.13%
            471    FORWARD AIR CORPORATION                                                                                   16,617
            567    LANDSTAR SYSTEM INCORPORATED                                                                              20,593
          1,022    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                72,450
             73    YELLOW ROADWAY CORPORATION+                                                                                3,420

                                                                                                                            113,080
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.68%
          1,754    AMERICAN EXPRESS COMPANY                                                                                  96,891
            407    AMERICREDIT CORPORATION+                                                                                  10,151
            779    APOLLO INVESTMENT CORPORATION                                                                             14,980
            369    CAPITAL ONE FINANCIAL CORPORATION                                                                         30,347
            993    CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                             21,896
            441    CIT GROUP INCORPORATED                                                                                    19,968
            984    COUNTRYWIDE FINANCIAL CORPORATION                                                                         33,249
          1,355    FANNIE MAE                                                                                                69,159
            297    FINANCIAL FEDERAL CORPORATION                                                                             11,598
            986    FREDDIE MAC                                                                                               59,535
          1,952    MBNA CORPORATION                                                                                          49,190
          1,399    ORIX CORPORATION ADR                                                                                     115,417
            782    PROVIDIAN FINANCIAL CORPORATION+                                                                          14,545
            786    SLM CORPORATION                                                                                           39,104
            164    WFS FINANCIAL INCORPORATED+                                                                               10,975
             57    WORLD ACCEPTANCE CORPORATION+                                                                              1,459

                                                                                                                            598,464
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 1.20%
            441    ANADARKO PETROLEUM CORPORATION                                                                            40,074
            596    APACHE CORPORATION                                                                                        42,686
             63    ATWOOD OCEANICS INCORPORATED+<<                                                                            4,739

SHARES             SECURITY NAME                                                                                         VALUE

          3,249    BHP BILLITON LIMITED ADR<<                                                                       $       101,726
            318    BJ SERVICES COMPANY                                                                                       20,059
            801    BURLINGTON RESOURCES INCORPORATED                                                                         59,106
            326    CIMAREX ENERGY COMPANY+<<                                                                                 13,933
            274    DENBURY RESOURCES INCORPORATED+                                                                           12,393
            948    DEVON ENERGY CORPORATION                                                                                  57,610
            854    ENI SPA ADR<<                                                                                            126,605
            783    HALLIBURTON COMPANY                                                                                       48,523
            339    HANOVER COMPRESSOR COMPANY+                                                                                5,126
            247    KERR-MCGEE CORPORATION                                                                                    21,743
            653    OCCIDENTAL PETROLEUM CORPORATION                                                                          54,219
            371    OCEANEERING INTERNATIONAL INCORPORATED+                                                                   18,446
            570    PATTERSON-UTI ENERGY INCORPORATED                                                                         19,391
            420    PIONEER NATURAL RESOURCES COMPANY                                                                         20,748
            513    PLAINS EXPLORATION & PRODUCTION COMPANY+<<                                                                19,007
          2,786    REPSOL YPF SA ADR                                                                                         82,354
            364    ROWAN COMPANIES INCORPORATED                                                                              13,541
            434    SOUTHWESTERN ENERGY COMPANY+                                                                              25,129
             36    SPINNAKER EXPLORATION COMPANY+<<                                                                           1,619
            231    STONE ENERGY CORPORATION+                                                                                 12,102
          1,391    TOTAL SA ADR<<                                                                                           183,389
            394    UNIT CORPORATION+                                                                                         20,512
             26    VERITAS DGC INCORPORATED+                                                                                    836
            865    XTO ENERGY INCORPORATED                                                                                   34,427

                                                                                                                          1,060,043
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.30%
            651    BEMIS COMPANY INCORPORATED                                                                                17,024
            909    GLATFELTER                                                                                                12,462
            818    INTERNATIONAL PAPER COMPANY                                                                               25,235
            479    KIMBERLY-CLARK CORPORATION                                                                                29,851
            576    MEADWESTVACO CORPORATION                                                                                  16,687
             26    NEENAH PAPER INCORPORATED                                                                                    788
            219    OFFICEMAX INCORPORATED                                                                                     6,472
            496    PACTIV CORPORATION+                                                                                        9,627
            223    POTLATCH CORPORATION                                                                                      12,042
          4,158    STORA ENSO OYJ ADR<<                                                                                      57,630
            290    TEMPLE-INLAND INCORPORATED                                                                                11,162
          3,297    UPM-KYMMENE OYJ ADR                                                                                       66,105

                                                                                                                            265,085
                                                                                                                    ---------------

PERSONAL SERVICES - 0.05%
            315    CINTAS CORPORATION                                                                                        12,994
            686    H & R BLOCK INCORPORATED                                                                                  18,488
            211    REGIS CORPORATION                                                                                          8,640

                                                                                                                             40,122
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.81%
            193    AMERADA HESS CORPORATION                                                                                  24,530
            238    ASHLAND INCORPORATED                                                                                      14,468
          3,502    BP PLC ADR                                                                                               239,467
          3,403    CHEVRONTEXACO CORPORATION                                                                                208,944
          2,113    CONOCOPHILLIPS                                                                                           139,331
            218    ELKCORP                                                                                                    7,761
         11,398    EXXON MOBIL CORPORATION                                                                                  682,740
            137    HEADWATERS INCORPORATED+                                                                                   5,275

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            775    MARATHON OIL CORPORATION                                                                         $        49,840
          1,868    ROYAL DUTCH SHELL PLC ADR CLASS A                                                                        121,345
            368    SUNOCO INCORPORATED                                                                                       26,754
            368    TESORO PETROLEUM CORPORATION                                                                              21,270
            483    VALERO ENERGY CORPORATION                                                                                 51,440

                                                                                                                          1,593,165
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.25%
          1,477    ALCOA INCORPORATED                                                                                        39,569
            539    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       14,887
            418    BELDEN CDT INCORPORATED<<                                                                                  8,966
            197    CARPENTER TECHNOLOGY CORPORATION                                                                          10,973
            206    CHAPARRAL STEEL COMPANY+                                                                                   4,598
            442    COMMSCOPE INCORPORATED+                                                                                    8,265
            501    ENGELHARD CORPORATION                                                                                     14,253
          2,007    KUBOTA CORPORATION ADR                                                                                    62,518
            249    MAVERICK TUBE CORPORATION+                                                                                 7,931
            379    MUELLER INDUSTRIES INCORPORATED                                                                            9,934
            287    STEEL DYNAMICS INCORPORATED<<                                                                              9,049
            206    TEXAS INDUSTRIES INCORPORATED<<                                                                           12,321
            268    UNITED STATES STEEL CORPORATION                                                                           11,234
            507    WORTHINGTON INDUSTRIES INCORPORATED                                                                        9,177

                                                                                                                            223,675
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.45%
            502    AMERICAN GREETINGS CORPORATION CLASS A                                                                    12,746
            909    BOWNE & COMPANY INCORPORATED                                                                              12,908
             12    CONSOLIDATED GRAPHICS INCORPORATED+                                                                          463
            195    DOW JONES & COMPANY INCORPORATED<<                                                                         7,966
            382    GANNETT COMPANY INCORPORATED                                                                              27,779
            234    KNIGHT-RIDDER INCORPORATED<<                                                                              14,995
            708    MCGRAW-HILL COMPANIES INCORPORATED                                                                        34,140
            158    MEREDITH CORPORATION                                                                                       7,758
            396    NEW YORK TIMES COMPANY CLASS A                                                                            12,644
          2,371    PEARSON PLC ADR                                                                                           28,973
            179    R.H. DONNELLEY CORPORATION+                                                                               11,508
          3,114    REED ELSEVIER NV ADR<<                                                                                    87,161
            608    RR DONNELLEY & SONS COMPANY                                                                               22,715
            459    TRIBUNE COMPANY                                                                                           17,244
            262    VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                   10,331
          2,452    VIACOM INCORPORATED CLASS B                                                                               83,343

                                                                                                                            392,674
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.14%
            722    BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  38,280
            495    CSX CORPORATION                                                                                           21,745
            845    NORFOLK SOUTHERN CORPORATION                                                                              30,091
            423    UNION PACIFIC CORPORATION                                                                                 28,878

                                                                                                                            118,994
                                                                                                                    ---------------

REAL ESTATE - 0.04%
            335    JONES LANG LASALLE INCORPORATED                                                                           16,526
            273    NEW CENTURY FINANCIAL CORPORATION                                                                         11,736

SHARES             SECURITY NAME                                                                                         VALUE

            100    PHH CORPORATION+<<                                                                               $         3,024
            283    STEWART ENTERPRISES INCORPORATED CLASS A                                                                   1,964

                                                                                                                             33,250
                                                                                                                    ---------------

RETAIL, TRADE & SERVICES - 0.02%
            481    MEN'S WEARHOUSE INCORPORATED+                                                                             14,661
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.09%
            645    A. SCHULMAN INCORPORATED                                                                                  11,746
            473    COOPER TIRE & RUBBER COMPANY                                                                               7,994
            799    GOODYEAR TIRE & RUBBER COMPANY+<<                                                                         13,423
            231    JARDEN CORPORATION+                                                                                        9,168
            224    SEALED AIR CORPORATION+                                                                                   11,368
            127    TREX COMPANY INCORPORATED+                                                                                 3,062
            628    TUPPERWARE CORPORATION                                                                                    13,766
            432    WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                 12,247

                                                                                                                             82,774
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.63%
            207    BEAR STEARNS COMPANIES INCORPORATED                                                                       20,804
          2,078    CHARLES SCHWAB CORPORATION                                                                                28,115
             77    CHICAGO MERCANTILE EXCHANGE                                                                               21,375
          2,068    CREDIT SUISSE GROUP ADR                                                                                   90,206
            375    FRANKLIN RESOURCES INCORPORATED                                                                           30,165
            635    FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                      7,430
            647    GOLDMAN SACHS GROUP INCORPORATED                                                                          71,933
            146    LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                           73
            451    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     47,653
          1,359    MERRILL LYNCH & COMPANY INCORPORATED                                                                      77,680
          1,779    MORGAN STANLEY                                                                                            90,498
          3,308    NOMURA HOLDINGS INCORPORATED ADR<<                                                                        45,518
            153    PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      4,665
            373    T ROWE PRICE GROUP INCORPORATED                                                                           23,499

                                                                                                                            559,614
                                                                                                                    ---------------

SOCIAL SERVICES - 0.00%
             97    BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+<<                                                           3,814
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.35%
            186    CABOT MICROELECTRONICS CORPORATION+<<                                                                      5,545
            289    CARBO CERAMICS INCORPORATED                                                                               17,386
          2,654    CORNING INCORPORATED+                                                                                     52,974
            540    GENTEX CORPORATION                                                                                         9,245
          1,913    HANSON PLC ADR                                                                                           100,413
          5,075    LAFARGE SA ADR                                                                                           119,161

                                                                                                                            304,724
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.01%
            342    ALBANY INTERNATIONAL CORPORATION CLASS A                                                                  12,319
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)

TOBACCO PRODUCTS - 0.32%
          3,225    ALTRIA GROUP INCORPORATED                                                                        $       228,008
            276    LOEWS CORPORATION - CAROLINA GROUP                                                                        10,656
            276    UNIVERSAL CORPORATION                                                                                     11,487
            395    UST INCORPORATED<<                                                                                        16,811
            609    VECTOR GROUP LIMITED<<                                                                                    12,180

                                                                                                                            279,142
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.29%
            584    AMR CORPORATION+<<                                                                                         7,352
          8,760    BAA PLC ADR<<                                                                                             96,344
            886    DELTA AIR LINES INCORPORATED+<<                                                                            1,028
            618    FEDEX CORPORATION                                                                                         50,330
          5,036    JAPAN AIRLINES SYSTEM ADR+                                                                                70,464
            400    JETBLUE AIRWAYS CORPORATION+<<                                                                             7,620
          1,524    SOUTHWEST AIRLINES COMPANY                                                                                20,300

                                                                                                                            253,438
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.01%
            495    ARVIN INDUSTRIES INCORPORATED<<                                                                            9,182
          2,776    BAE SYSTEMS PLC ADR                                                                                       65,356
          1,246    BOEING COMPANY                                                                                            83,507
            288    BRUNSWICK CORPORATION                                                                                     12,672
          1,217    DAIMLERCHRYSLER AG<<                                                                                      62,895
          1,607    DELPHI CORPORATION<<                                                                                       8,919
          6,358    FIAT SPA ADR<<                                                                                            56,268
          3,160    FORD MOTOR COMPANY                                                                                        31,505
            290    GENERAL DYNAMICS CORPORATION                                                                              33,231
            666    GENERAL MOTORS CORPORATION<<                                                                              22,771
            365    GOODRICH CORPORATION                                                                                      16,724
            231    GROUP 1 AUTOMOTIVE INCORPORATED+                                                                           6,838
            563    HARLEY-DAVIDSON INCORPORATED                                                                              27,733
          2,050    HONDA MOTOR COMPANY LIMITED ADR                                                                           55,186
          1,416    HONEYWELL INTERNATIONAL INCORPORATED                                                                      54,205
            172    ITT INDUSTRIES INCORPORATED                                                                               18,769
            329    JOHNSON CONTROLS INCORPORATED                                                                             19,733
            524    LOCKHEED MARTIN CORPORATION                                                                               32,614
            587    NORTHROP GRUMMAN CORPORATION                                                                              32,925
            356    PACCAR INCORPORATED                                                                                       24,948
             33    SEQUA CORPORATION+                                                                                         2,261
            228    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                           5,073
            294    TEXTRON INCORPORATED                                                                                      20,962
            296    THOR INDUSTRIES INCORPORATED                                                                               9,827
          1,294    TOYOTA MOTOR CORPORATION ADR                                                                             106,082
            298    TRINITY INDUSTRIES INCORPORATED                                                                           11,154
             18    TRIUMPH GROUP INCORPORATED+                                                                                  707
          1,250    UNITED TECHNOLOGIES CORPORATION                                                                           62,500

                                                                                                                            894,547
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.06%
            981    EXPEDIA INCORPORATED+                                                                                     21,837
            358    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                       19,873
            408    SABRE HOLDINGS CORPORATION                                                                                 7,825

                                                                                                                             49,535
                                                                                                                    ---------------

SHARES             SECURITY NAME                                                                                         VALUE

WATER TRANSPORTATION - 0.02%
            368    KIRBY CORPORATION+                                                                               $        17,296
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.27%
            203    AMERISOURCEBERGEN CORPORATION                                                                             15,158
            157    BROWN-FORMAN CORPORATION CLASS B                                                                           8,891
            664    CARDINAL HEALTH INCORPORATED                                                                              39,581
            478    HANDLEMAN COMPANY                                                                                          6,687
            549    MCKESSON CORPORATION                                                                                      25,622
            542    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      26,704
            313    NIKE INCORPORATED CLASS B                                                                                 24,699
            342    NU SKIN ENTERPRISES INCORPORATED CLASS A                                                                   7,298
            297    SCHOOL SPECIALTY INCORPORATED+                                                                            14,229
            409    SUPERVALU INCORPORATED                                                                                    14,233
          1,112    SYSCO CORPORATION                                                                                         37,119
            191    TRACTOR SUPPLY COMPANY+                                                                                    9,829
            332    UNITED NATURAL FOODS INCORPORATED+<<                                                                      11,288

                                                                                                                            241,338
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.45%
             95    IMAGISTICS INTERNATIONAL INCORPORATED+                                                                     3,178
            422    INSIGHT ENTERPRISES INCORPORATED+                                                                          7,946
            520    KYOCERA CORPORATION ADR                                                                                   36,270
          2,983    MITSUBISHI CORPORATION ADR                                                                                97,541
            414    MITSUI & COMPANY LIMITED ADR                                                                              85,913
          1,650    NISSAN MOTOR COMPANY LIMITED ADR<<                                                                        34,798
            258    OMNICARE INCORPORATED                                                                                     13,558
            426    PEP BOYS-MANNY, MOE & JACK                                                                                 5,564
            284    RELIANCE STEEL & ALUMINUM COMPANY                                                                         13,632
            431    SCP POOL CORPORATION                                                                                      15,775
          8,107    SUMITOMO MITSUI FINANCIAL                                                                                 65,799
              3    VISTEON CORPORATION                                                                                           30
            248    W.W. GRAINGER INCORPORATED                                                                                15,950

                                                                                                                            395,954
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $25,603,159)                                                                                   30,893,461
                                                                                                                    ---------------

                                                                                     INTEREST
                                                                                       RATE             MATURITY
PRINCIPAL                                                                                %                DATE

US TREASURY SECURITIES - 63.59%

US TREASURY NOTES - 63.59%
    $ 5,145,000    US TREASURY NOTE<<                                                  3.13            09/15/2008         5,040,896
        590,000    US TREASURY NOTE                                                    3.38            11/15/2008           581,680
      3,335,000    US TREASURY NOTE<<                                                  4.75            11/15/2008         3,425,278
      3,045,000    US TREASURY NOTE<<                                                  3.38            12/15/2008         3,001,109
      8,130,000    US TREASURY NOTE<<                                                  2.63            03/15/2009         7,802,263
        600,000    US TREASURY NOTE<<                                                  5.50            05/15/2009           634,617
     14,620,000    US TREASURY NOTE<<                                                  4.00            06/15/2009        14,699,387
      3,235,000    US TREASURY NOTE<<                                                  3.38            09/15/2009         3,178,766
      3,400,000    US TREASURY NOTE<<                                                  3.50            11/15/2009         3,354,311
      1,000,000    US TREASURY NOTE<<                                                  3.63            01/15/2010           990,469
     13,355,000    US TREASURY NOTE<<                                                  4.00            03/15/2010        13,430,122

                                                                                                                         56,138,898
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TOTAL US TREASURY SECURITIES (COST $56,305,303)                                                                     $    56,138,898
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 47.28%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.14%
      1,199,644    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,199,643
      1,572,804    SHORT TERM INVESTMENTS COMPANY MONEY MARKET FUND                                                       1,572,804

                                                                                                                          2,772,447
                                                                                                                    ---------------

                                                                                     INTEREST
                                                                                       RATE             MATURITY
PRINCIPAL                                                                                %                DATE

COLLATERAL INVESTED IN OTHER ASSETS - 44.14%
    $ 2,000,000    ATOMIUM FUNDING CORPORATION                                         3.41            09/12/2005         1,997,840
      2,000,000    CONCORD MINUTEMEN CAPITAL COMPANY COMMERCIAL PAPER SERIES B         3.55            09/08/2006         2,000,000
      2,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                     3.61            05/04/2006         1,988,640
     15,000,000    DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $15,001,492)     3.58            09/01/2005        15,000,000
      2,000,000    GALAXY FUNDING INCORPORATED                                         3.43            09/29/2005         1,994,440
      1,000,000    GEMINI SECURITIZATION INCORPORATED                                  3.52            09/29/2005           997,220
      1,000,000    ING USA ANNUITY AND LIFE INSURANCE                                  3.72            06/06/2006         1,000,000
      2,000,000    LEGACY CAPITAL CORPORATION LLC                                      3.54            09/06/2005         1,999,020
      2,000,000    LEXINGTON PARKER CAPITAL CORPORATION                                3.66            10/14/2005         1,991,300
      2,000,000    LIBERTY LIGHT US CAPITAL SERIES MTN                                 3.57            05/26/2006         2,000,080
      1,000,000    LIQUID FUNDING LIMITED                                              3.49            12/19/2005         1,000,000
      1,000,000    LIQUID FUNDING LIMITED                                              3.51            03/03/2006         1,000,000
      2,000,000    MORGAN STANLEY                                                      3.64            01/13/2006         2,000,000
      2,000,000    TICONDEROGA FUNDING LLC                                             3.55            09/20/2005         1,996,260
      2,000,000    WHITE PINE FINANCE LLC SERIES MTN                                   3.57            06/12/2006         2,000,100

                                                                                                                         38,964,900
                                                                                                                    ---------------

                                                                                     INTEREST
                                                                                       RATE             MATURITY
PRINCIPAL          SECURITY NAME                                                         %                DATE           VALUE

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,737,346)                                                          $    41,737,347
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 0.28%

US TREASURY BILLS - 0.28%
       $ 28,000    US TREASURY BILL<<^                                                 3.25            09/22/2005            27,947
         58,000    US TREASURY BILL<<^                                                 3.28            09/22/2005            57,889
        161,000    US TREASURY BILL<<^                                                 3.33            09/22/2005           160,688

                                                                                                                            246,524
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $246,524)                                                                                246,524
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES (COST $123,892,332)*  146.15%                                                       $   129,016,230

OTHER ASSETS AND LIABILITIES, NET                     (46.15)                                                           (40,742,032)
                                                      ------                                                        ---------------

TOTAL NET ASSETS                                      100.00%                                                       $    88,274,198
                                                      ------                                                        ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 46.23%

AMUSEMENT & RECREATION SERVICES - 0.07%
             31    ALLIANCE GAMING CORPORATION+<<                                                                   $           372
            318    CHURCHILL DOWNS INCORPORATED                                                                              12,494
            835    HARRAH'S ENTERTAINMENT INCORPORATED                                                                       58,083
          2,114    INTERNATIONAL GAME TECHNOLOGY                                                                             58,600
            731    WESTWOOD ONE INCORPORATED                                                                                 14,861

                                                                                                                            144,410
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.22%
            749    ABERCROMBIE & FITCH COMPANY CLASS A                                                                       41,652
            822    AEROPOSTALE INCORPORATED+                                                                                 20,994
            848    CATO CORPORATION                                                                                          16,451
          2,011    CHARMING SHOPPES INCORPORATED+<<                                                                          24,293
          1,350    CHICO'S FAS INCORPORATED+                                                                                 46,859
          3,642    GAP INCORPORATED                                                                                          69,234
          1,542    KOHL'S CORPORATION+                                                                                       80,878
          2,684    LIMITED BRANDS                                                                                            58,994
          1,554    NORDSTROM INCORPORATED                                                                                    52,183
          1,345    ROSS STORES INCORPORATED                                                                                  33,464

                                                                                                                            445,002
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.27%
          6,461    BENETTON GROUP SPA ADR<<                                                                                 127,799
            869    JONES APPAREL GROUP INCORPORATED                                                                          24,488
            829    LIZ CLAIBORNE INCORPORATED                                                                                34,014
          2,170    QUIKSILVER INCORPORATED+                                                                                  33,092
            642    VF CORPORATION                                                                                            38,077
          3,740    WACOAL CORPORATION ADR                                                                                   252,637
          1,214    WARNACO GROUP INCORPORATED+                                                                               30,350

                                                                                                                            540,457
                                                                                                                    ---------------

APPLICATIONS SOFTWARE - 0.02%
          1,377    CITRIX SYSTEMS INCORPORATED+                                                                              32,773
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
            283    AUTOZONE INCORPORATED+                                                                                    26,743
            949    CARMAX INCORPORATED+                                                                                      30,235
            850    COPART INCORPORATED+                                                                                      20,987
            954    O'REILLY AUTOMOTIVE INCORPORATED+                                                                         26,302

                                                                                                                            104,267
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.41%
            568    BEAZER HOMES USA INCORPORATED                                                                             35,466
            815    CENTEX CORPORATION                                                                                        55,216
          1,754    D.R. HORTON INCORPORATED                                                                                  64,758
            771    LENNAR CORPORATION CLASS A                                                                                47,879
             45    NVR INCORPORATED+                                                                                         39,825
            617    PULTE HOMES INCORPORATED                                                                                  53,185
         34,836    SEKISUI HOUSE LIMITED<<                                                                                  380,848
            624    STANDARD-PACIFIC CORPORATION<<                                                                            27,412
          3,765    VIVENDI UNIVERSAL SA ADR                                                                                 118,786

                                                                                                                            823,375
                                                                                                                    ---------------

SHARES             SECURITY NAME                                                                                         VALUE

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.37%
            525    FASTENAL COMPANY                                                                                 $        31,804
         10,431    HOME DEPOT INCORPORATED                                                                                  420,578
          3,903    LOWE'S COMPANIES INCORPORATED                                                                            251,002
            822    SHERWIN-WILLIAMS COMPANY                                                                                  38,108

                                                                                                                            741,492
                                                                                                                    ---------------

BUSINESS SERVICES - 2.72%
          1,281    AARON RENTS INCORPORATED                                                                                  28,374
          2,834    ADOBE SYSTEMS INCORPORATED<<                                                                              76,631
          1,257    ADVO INCORPORATED                                                                                         41,154
            537    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        27,897
          1,488    AKAMAI TECHNOLOGIES INCORPORATED+                                                                         20,594
            987    ANSYS INCORPORATED+                                                                                       37,259
            537    ARBITRON INCORPORATED<<                                                                                   22,554
          1,580    AUTODESK INCORPORATED                                                                                     68,256
          2,579    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   110,252
            912    AVOCENT CORPORATION+                                                                                      30,388
          2,869    BEA SYSTEMS INCORPORATED+                                                                                 25,305
          2,150    BISYS GROUP INCORPORATED+                                                                                 32,099
            200    BLUE COAT SYSTEMS INCORPORATED+                                                                            7,888
          1,512    BMC SOFTWARE INCORPORATED+                                                                                30,240
            405    CACI INTERNATIONAL INCORPORATED CLASS A+                                                                  25,369
          2,234    CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    35,766
             28    CCC INFORMATION SERVICES GROUP+                                                                              717
          6,053    CENDANT CORPORATION                                                                                      123,118
            544    CERNER CORPORATION+<<                                                                                     42,845
            962    CERTEGY INCORPORATED                                                                                      33,074
          1,105    CHECKFREE CORPORATION+                                                                                    40,653
            563    CHOICEPOINT INCORPORATED+                                                                                 24,170
          2,550    CNET NETWORKS INCORPORATED+<<                                                                             34,119
            814    COGNEX CORPORATION                                                                                        24,216
          1,017    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                               46,304
          2,902    COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                            78,238
          1,073    COMPUTER SCIENCES CORPORATION+                                                                            47,802
          5,261    COMPUWARE CORPORATION+                                                                                    47,665
          1,699    CONVERGYS CORPORATION+                                                                                    24,160
            705    CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                   14,375
            964    DIGITAL INSIGHT CORPORATION+                                                                              26,067
            300    DIGITAL RIVER INCORPORATED+<<                                                                             11,394
            493    DST SYSTEMS INCORPORATED+<<                                                                               26,474
          5,663    EBAY INCORPORATED+                                                                                       229,295
          1,718    ELECTRONIC ARTS INCORPORATED+                                                                             98,407
          3,314    ELECTRONIC DATA SYSTEMS CORPORATION                                                                       74,234
          1,416    ELECTRONICS FOR IMAGING INCORPORATED+                                                                     28,037
            949    EQUIFAX INCORPORATED                                                                                      31,355
            606    F5 NETWORKS INCORPORATED+<<                                                                               25,022
            736    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     25,760
            799    FAIR ISAAC CORPORATION                                                                                    32,655
            554    FILENET CORPORATION+<<                                                                                    14,720
          3,608    FIRST DATA CORPORATION                                                                                   149,912
          1,110    FISERV INCORPORATED+                                                                                      49,806

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            585    HYPERION SOLUTIONS CORPORATION+                                                                  $        25,371
            534    IDX SYSTEMS CORPORATION+<<                                                                                16,928
          1,450    IMS HEALTH INCORPORATED                                                                                   39,440
            290    INFOSPACE INCORPORATED+                                                                                    7,238
            808    INTERGRAPH CORPORATION+                                                                                   32,974
            447    INTERNET CAPITAL GROUP INCORPORATED+                                                                       3,603
          3,246    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            39,374
          1,006    INTUIT INCORPORATED+                                                                                      46,115
          3,179    JUNIPER NETWORKS INCORPORATED+                                                                            72,290
            557    KRONOS INCORPORATED+                                                                                      24,135
            801    LAMAR ADVERTISING COMPANY+                                                                                32,216
            786    MANPOWER INCORPORATED                                                                                     35,417
          1,199    MCAFEE INCORPORATED+                                                                                      36,749
            675    MERCURY INTERACTIVE CORPORATION+<<                                                                        24,752
         47,654    MICROSOFT CORPORATION                                                                                  1,305,720
          1,011    MONSTER WORLDWIDE INCORPORATED+                                                                           31,584
          1,409    MPS GROUP INCORPORATED+                                                                                   15,584
          1,681    NCR CORPORATION+                                                                                          57,524
          3,177    NOVELL INCORPORATED+                                                                                      20,905
            858    OMNICOM GROUP INCORPORATED                                                                                69,018
         19,771    ORACLE CORPORATION+                                                                                      256,430
          1,344    RED HAT INCORPORATED+<<                                                                                   19,098
          6,597    RENTOKIL INITIAL PLC ADR<<                                                                                96,107
          1,478    REUTERS GROUP PLC ADR                                                                                     58,647
          1,302    ROBERT HALF INTERNATIONAL INCORPORATED                                                                    43,851
            763    SAFENET INCORPORATED+                                                                                     24,416
          3,052    SAP AG ADR                                                                                               130,229
          3,140    SIEBEL SYSTEMS INCORPORATED                                                                               25,905
            598    SRA INTERNATIONAL INCORPORATED CLASS A+<<                                                                 20,075
         23,236    SUN MICROSYSTEMS INCORPORATED+                                                                            88,297
          6,277    SYMANTEC CORPORATION+                                                                                    131,691
          1,268    SYNOPSYS INCORPORATED+                                                                                    24,092
          1,071    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                             25,490
            641    TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                      17,166
            174    TRAVELZOO INCORPORATED+<<                                                                                  4,025
          3,299    UNISYS CORPORATION+<<                                                                                     21,938
          1,005    UNITED ONLINE INCORPORATED                                                                                13,095
            706    UNITED RENTALS INCORPORATED+<<                                                                            12,743
            916    USA MOBILITY INCORPORATED+                                                                                25,804
          2,436    VALUECLICK INCORPORATED+<<                                                                                35,176
          1,911    VERISIGN INCORPORATED+                                                                                    41,660
            375    WEBSENSE INCORPORATED+<<                                                                                  18,709
          1,205    WIND RIVER SYSTEMS INCORPORATED+                                                                          15,834
          1,708    WPP GROUP PLC ADR<<                                                                                       88,252
          6,330    YAHOO! INCORPORATED+                                                                                     211,042

                                                                                                                          5,411,329
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 4.40%
          7,109    ABBOTT LABORATORIES                                                                                      320,829
          1,176    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     65,150
          2,966    AKZO NOBEL NV ADR                                                                                        122,407
            772    ALBERTO-CULVER COMPANY CLASS B                                                                            33,157
          1,147    ALKERMES INCORPORATED+                                                                                    21,541

SHARES             SECURITY NAME                                                                                         VALUE

          5,829    AMGEN INCORPORATED+                                                                              $       465,737
            735    ANDRX CORPORATION+                                                                                        13,326
          4,627    ASTRAZENECA PLC ADR                                                                                      213,397
            666    AVERY DENNISON CORPORATION                                                                                35,591
          2,760    AVON PRODUCTS INCORPORATED                                                                                90,583
          3,149    BASF AG ADR                                                                                              222,130
          3,454    BAYER AG ADR                                                                                             122,652
          1,938    BIOGEN IDEC INCORPORATED+                                                                                 81,687
          9,651    BRISTOL-MYERS SQUIBB COMPANY                                                                             236,160
            510    CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                    25,918
          2,694    CHEMTURA CORPORATION                                                                                      46,229
            883    CHIRON CORPORATION+                                                                                       32,177
            844    CLOROX COMPANY                                                                                            48,589
          2,689    COLGATE PALMOLIVE COMPANY                                                                                141,173
          4,785    DOW CHEMICAL COMPANY                                                                                     206,712
          4,775    E.I. DU PONT DE NEMOURS AND COMPANY                                                                      188,947
            850    EASTMAN CHEMICAL COMPANY                                                                                  40,775
          1,391    ECOLAB INCORPORATED                                                                                       45,903
          4,489    ELI LILLY & COMPANY                                                                                      246,985
            610    FMC CORPORATION+                                                                                          34,746
          1,743    FOREST LABORATORIES INCORPORATED+                                                                         77,389
          2,427    GENENTECH INCORPORATED+                                                                                  227,992
          1,379    GENZYME CORPORATION+                                                                                      98,143
          2,458    GILEAD SCIENCES INCORPORATED+                                                                            105,694
          4,674    GILLETTE COMPANY                                                                                         251,788
          7,860    GLAXOSMITHKLINE PLC ADR                                                                                  382,939
          1,264    HOSPIRA INCORPORATED+                                                                                     50,358
            479    IMCLONE SYSTEMS INCORPORATED+                                                                             15,673
          1,258    IMMUCOR INCORPORATED+                                                                                     29,777
            795    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           28,700
            394    INVITROGEN CORPORATION+<<                                                                                 33,384
          1,392    IVAX CORPORATION+<<                                                                                       36,053
            270    K-V PHARMACEUTICAL COMPANY CLASS A+                                                                        4,606
          2,286    KING PHARMACEUTICALS INCORPORATED+                                                                        33,604
            252    MARTEK BIOSCIENCES CORPORATION+<<                                                                         12,852
          1,178    MEDAREX INCORPORATED+                                                                                     11,839
            802    MEDICINES COMPANY+<<                                                                                      17,740
          1,736    MEDIMMUNE INCORPORATED+                                                                                   51,959
          9,988    MERCK & COMPANY INCORPORATED                                                                             281,961
          1,467    MGI PHARMA INCORPORATED+                                                                                  39,550
          2,446    MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                  24,484
          1,725    MONSANTO COMPANY                                                                                         110,124
          1,842    MOSAIC COMPANY+<<                                                                                         29,748
          2,011    MYLAN LABORATORIES INCORPORATED                                                                           36,982
          9,409    NOVARTIS AG ADR                                                                                          458,689
            278    NOVEN PHARMACEUTICALS INCORPORATED+                                                                        4,631
          1,394    NOVO NORDISK A/S ADR                                                                                      72,237
            496    OSI PHARMACEUTICALS INCORPORATED+                                                                         16,269
             94    PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                 2,272
          1,097    PERRIGO COMPANY                                                                                           15,720
         37,337    PFIZER INCORPORATED                                                                                      950,973
          1,066    PPG INDUSTRIES INCORPORATED                                                                               67,137
          1,988    PRAXAIR INCORPORATED                                                                                      96,020
         11,482    PROCTER & GAMBLE COMPANY<<                                                                               637,021

WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            896    PROTEIN DESIGN LABS INCORPORATED+                                                                $        23,959
          4,695    ROCHE HOLDING AG ADR                                                                                     323,086
          1,146    ROHM & HAAS COMPANY                                                                                       49,748
            394    SALIX PHARMACEUTICALS LIMITED+                                                                             8,030
          6,312    SANOFI-AVENTIS ADR<<                                                                                     269,901
          7,919    SCHERING-PLOUGH CORPORATION                                                                              169,546
            659    SEPRACOR INCORPORATED+<<                                                                                  33,082
          8,572    SHISEIDO COMPANY LIMITED                                                                                 119,939
            597    SIGMA-ALDRICH CORPORATION                                                                                 37,253
          1,075    VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                    19,780
          6,353    WYETH                                                                                                    290,904

                                                                                                                          8,762,037
                                                                                                                    ---------------

COAL MINING - 0.06%
            856    CONSOL ENERGY INCORPORATED                                                                                59,663
            803    MASSEY ENERGY COMPANY                                                                                     40,793
            217    PENN VIRGINIA CORPORATION                                                                                 12,169

                                                                                                                            112,625
                                                                                                                    ---------------

COMMUNICATIONS - 2.46%
          1,955    ALLTEL CORPORATION                                                                                       121,190
          2,084    AMERICAN TOWER CORPORATION CLASS A+                                                                       49,683
          5,583    AT&T CORPORATION                                                                                         109,873
          2,926    AVAYA INCORPORATED+                                                                                       29,845
          9,244    BELLSOUTH CORPORATION                                                                                    243,025
          1,969    BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                                  81,497
          2,859    BT GROUP PLC ADR<<                                                                                       111,815
          1,514    CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+<<                                                             47,237
          1,376    CENTURYTEL INCORPORATED                                                                                   49,398
          2,900    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 96,570
         10,822    COMCAST CORPORATION CLASS A+                                                                             332,776
          2,231    CROWN CASTLE INTERNATIONAL CORPORATION+                                                                   55,240
          8,578    DEUTSCHE TELEKOM AG ADR<<                                                                                163,668
          4,232    DIRECTV GROUP INCORPORATED+                                                                               67,331
          1,784    ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                              53,395
            611    EMMIS COMMUNICATIONS CORPORATION CLASS A+<<                                                               14,640
            306    EQUINIX INCORPORATED+                                                                                     11,925
          1,827    FOUNDRY NETWORKS INCORPORATED+                                                                            21,376
          4,103    FRANCE TELECOM SA ADR                                                                                    124,280
            791    GOLDEN TELECOM INCORPORATED<<                                                                             23,335
          2,497    GRAY TELEVISION INCORPORATED<<                                                                            30,713
          1,668    IAC INTERACTIVECORP+                                                                                      40,949
          1,645    LAGARDERE SCA ADR                                                                                        117,340
            996    LIBERTY CORPORATION                                                                                       47,798
          1,259    LIBERTY GLOBAL INCORPORATED CLASS A+                                                                      63,894
          1,585    NEXTEL PARTNERS INCORPORATED CLASS A+                                                                     41,590
          4,218    NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR<<                                                          91,910
            904    NTL INCORPORATED+                                                                                         57,748
          5,597    NTT DOCOMO INCORPORATED ADR                                                                               90,448
          2,526    REED ELSEVIER PLC ADR                                                                                     94,624

SHARES             SECURITY NAME                                                                                         VALUE

          8,024    ROYAL KPN NV ADR                                                                                 $        76,549
         16,639    SBC COMMUNICATIONS INCORPORATED                                                                          400,667
         15,665    SPRINT NEXTEL CORPORATION                                                                                406,193
          4,282    TDC A/S ADR                                                                                              113,858
          4,970    TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                    173,453
          4,250    TELEFONICA SA ADR                                                                                        211,565
            450    TELEPHONE AND DATA SYSTEMS INCORPORATED                                                                   18,383
            450    TELEPHONE AND DATA SYSTEMS INCORPORATED SHS<<                                                             17,325
          1,759    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                          47,317
         13,267    VERIZON COMMUNICATIONS INCORPORATED                                                                      433,964
         16,844    VODAFONE GROUP PLC ADR<<                                                                                 458,999
          1,631    XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                               57,493

                                                                                                                          4,900,879
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.02%
            443    DYCOM INDUSTRIES INCORPORATED+                                                                             7,850
            705    EMCOR GROUP INCORPORATED+<<                                                                               38,874

                                                                                                                             46,724
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 5.21%
          6,254    ABN AMRO HOLDING NV ADR<<                                                                                151,034
          4,710    ALLIED IRISH BANKS PLC ADR                                                                               204,649
          1,466    AMCORE FINANCIAL INCORPORATED                                                                             45,270
          1,970    AMEGY BANCORPORATION INCORPORATED                                                                         44,266
          2,942    AMSOUTH BANCORPORATION                                                                                    77,433
         10,082    BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                 168,571
         17,538    BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                 216,244
            448    BANCTRUST FINANCIAL GROUP INCORPORATED                                                                     9,753
         20,116    BANK OF AMERICA CORPORATION                                                                              865,591
          4,348    BANK OF NEW YORK COMPANY INCORPORATED                                                                    132,918
          1,181    BANKUNITED FINANCIAL CORPORATION CLASS A                                                                  27,872
            661    BANNER CORPORATION                                                                                        18,382
          5,596    BARCLAYS PLC ADR<<                                                                                       225,519
          3,610    BAYERISCHE HYPO-UND VEREINSBANK AG ADR<<                                                                 102,025
          3,092    BB&T CORPORATION                                                                                         125,442
          6,217    BNP PARIBAS SA ADR                                                                                       225,364
          1,794    CASCADE BANCORP                                                                                           37,602
          1,411    CATHAY GENERAL BANCORPORATION                                                                             47,508
          1,729    CHITTENDEN CORPORATION                                                                                    46,614
         27,860    CITIGROUP INCORPORATED                                                                                 1,219,432
          1,697    CITIZENS BANKING CORPORATION MICHIGAN                                                                     51,402
            998    CITY BANK LYNNWOOD WASHINGTON                                                                             33,184
            463    COASTAL FINANCIAL CORPORATION                                                                              6,982
          1,047    COMERICA INCORPORATED                                                                                     63,333
          1,403    COMMERCIAL FEDERAL CORPORATION                                                                            47,576
          2,057    COMMUNITY TRUST BANCORP                                                                                   66,112
          1,046    CORUS BANKSHARES INCORPORATED<<                                                                           60,867
          2,282    DEUTSCHE BANK AG<<                                                                                       198,511

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)

          2,176    DIME COMMUNITY BANCSHARES                                                                        $        33,097
            938    EAST WEST BANCORP INCORPORATED                                                                            31,836
          1,199    FARMERS CAPITAL BANK CORPORATION                                                                          39,267
          2,296    FIFTH THIRD BANCORP                                                                                       95,077
          1,225    FIRST HORIZON NATIONAL CORPORATION                                                                        47,873
          1,581    FIRST REPUBLIC BANK                                                                                       56,916
            750    FIRSTFED FINANCIAL CORPORATION+                                                                           43,163
          1,107    FLAGSTAR BANCORP INCORPORATED<<                                                                           19,096
          3,061    GOLD BANC CORPORATION INCORPORATED                                                                        46,405
          1,060    GOLDEN WEST FINANCIAL CORPORATION                                                                         64,649
          1,287    GREATER BAY BANCORP                                                                                       32,432
          4,642    HBOS PLC ADR<<                                                                                           217,782
          5,518    HSBC HOLDINGS PLC ADR<<                                                                                  446,075
          2,744    HUNTINGTON BANCSHARES INCORPORATED                                                                        65,829
          2,524    HYPO REAL ESTATE HOLDING AG ADR                                                                          124,165
            683    INVESTORS FINANCIAL SERVICES CORPORATION<<                                                                23,987
         16,837    JP MORGAN CHASE & COMPANY                                                                                570,606
          2,668    KEYCORP                                                                                                   88,364
          5,009    LLOYDS TSB GROUP PLC ADR<<                                                                               167,100
          1,832    MARSHALL & ILSLEY CORPORATION                                                                             80,187
          2,610    MELLON FINANCIAL CORPORATION                                                                              84,694
            751    NASB FINANCIAL INCORPORATED                                                                               29,890
          2,088    NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                    247,219
         26,918    NATIONAL BANK OF GREECE SA ADR<<                                                                         201,347
          2,691    NATIONAL CITY CORPORATION                                                                                 98,571
          2,853    NBT BANCORP INCORPORATED                                                                                  69,328
          1,621    NORTHERN TRUST CORPORATION                                                                                80,791
          1,967    NORTHWEST BANCORP INCORPORATED                                                                            44,651
            994    OCEANFIRST FINANCIAL CORPORATION                                                                          23,160
          1,227    PNC FINANCIAL SERVICES GROUP                                                                              68,994
          2,497    PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                 44,397
          3,039    REGIONS FINANCIAL CORPORATION                                                                             99,436
          3,531    REPUBLIC BANCORP INCORPORATED                                                                             51,835
            805    REPUBLIC BANCORP INCORPORATED CLASS A                                                                     18,217
            410    ROYAL BANCSHARES OF PENNSYLVANIA INCORPORATED CLASS A                                                      9,483
          6,476    SANPAOLO IMI SPA ADR<<                                                                                   186,574
          8,566    SOCIETE GENERALE ADR                                                                                     184,465
          2,671    SOVEREIGN BANCORP INCORPORATED                                                                            62,288
          1,600    STATE STREET CORPORATION                                                                                  77,328
          1,904    STERLING BANCORPORATION NEW YORK                                                                          42,193
          2,725    STERLING FINANCIAL CORPORATION                                                                            57,933
          1,657    SUNTRUST BANKS INCORPORATED                                                                              116,454
            939    SVB FINANCIAL GROUP+                                                                                      44,171
          2,992    SYNOVUS FINANCIAL CORPORATION                                                                             86,080
          1,149    TOMPKINS TRUST COMPANY INCORPORATED                                                                       48,626
          1,466    UMPQUA HOLDINGS CORPORATION                                                                               35,697
          1,748    UNITED COMMUNITY FINANCIAL CORPORATION                                                                    19,420
         10,016    US BANCORP                                                                                               292,668
          1,797    USB HOLDING COMPANY INCORPORATED                                                                          42,613
          7,806    WACHOVIA CORPORATION                                                                                     387,334
          3,460    WASHINGTON MUTUAL INCORPORATED<<                                                                         143,867
          1,287    WEST COAST BANCORP OREGON                                                                                 33,320
          5,548    WESTPAC BANKING CORPORATION ADR                                                                          414,325

SHARES             SECURITY NAME                                                                                         VALUE

            914    WINTRUST FINANCIAL CORPORATION                                                                   $        47,108
            924    ZIONS BANCORPORATION                                                                                      64,551

                                                                                                                         10,372,390
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.28%
          1,481    BOB EVANS FARMS INCORPORATED                                                                              35,826
          1,243    CHEESECAKE FACTORY INCORPORATED+<<                                                                        39,366
          1,569    DARDEN RESTAURANTS INCORPORATED                                                                           49,282
            970    IHOP CORPORATION                                                                                          38,955
            947    JACK IN THE BOX INCORPORATED+<<                                                                           33,401
          6,811    MCDONALD'S CORPORATION                                                                                   221,017
            922    WENDY'S INTERNATIONAL INCORPORATED                                                                        43,463
          1,851    YUM! BRANDS INCORPORATED                                                                                  87,700

                                                                                                                            549,010
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.06%
            993    APOLLO GROUP INCORPORATED CLASS A+                                                                        78,109
            872    CAREER EDUCATION CORPORATION+                                                                             34,183

                                                                                                                            112,292
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.35%
          4,906    AES CORPORATION+                                                                                          77,220
          2,886    ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                   23,030
          1,382    AMEREN CORPORATION                                                                                        75,913
          2,232    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              82,986
          5,185    BG GROUP PLC ADR<<                                                                                       237,214
          1,131    BLACK HILLS CORPORATION                                                                                   47,106
          2,997    CALPINE CORPORATION+<<                                                                                     9,201
          3,870    CENTERPOINT ENERGY INCORPORATED                                                                           54,993
          1,492    CH ENERGY GROUP INCORPORATED                                                                              71,765
          1,320    CINERGY CORPORATION                                                                                       58,133
          3,369    CMS ENERGY CORPORATION+                                                                                   54,241
          1,254    CONSTELLATION ENERGY GROUP INCORPORATED                                                                   73,672
          1,698    DOMINION RESOURCES INCORPORATED                                                                          129,863
          1,071    DTE ENERGY COMPANY                                                                                        49,020
          5,779    DUKE ENERGY CORPORATION<<                                                                                167,533
          7,139    E.ON AG ADR                                                                                              227,734
          2,374    EDISON INTERNATIONAL                                                                                     106,901
          5,695    EL PASO CORPORATION                                                                                       66,062
          6,332    ENDESA SA ADR<<                                                                                          143,040
          4,795    ENEL SPA ADR<<                                                                                           213,521
          1,023    ENTERGY CORPORATION                                                                                       76,633
          3,576    EXELON CORPORATION                                                                                       192,711
          1,764    FIRSTENERGY CORPORATION                                                                                   90,017
          2,230    FPL GROUP INCORPORATED                                                                                    96,091
         97,244    HONG KONG & CHINA GAS COMPANY LIMITED ADR<<                                                              195,188
         14,610    HONG KONG ELECTRIC HOLDINGS LIMITED ADR<<                                                                 70,587
          1,832    INTERNATIONAL POWER PLC ADR<<                                                                             77,878
            866    KINDER MORGAN INCORPORATED                                                                                82,677
            791    MIDDLESEX WATER COMPANY                                                                                   16,919
          3,791    NATIONAL GRID PLC ADR                                                                                    180,148
            250    NICOR INCORPORATED                                                                                        10,353
          3,010    NISOURCE INCORPORATED                                                                                     72,661
          1,929    PG&E CORPORATION                                                                                          72,376

WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
             49    PICO HOLDINGS INCORPORATED+                                                                      $         1,507
          1,039    PINNACLE WEST CAPITAL CORPORATION                                                                         46,682
          2,386    PPL CORPORATION                                                                                           76,257
          1,500    PROGRESS ENERGY INCORPORATED                                                                              65,385
          1,539    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              99,342
          2,941    RELIANT RESOURCES INCORPORATED+<<                                                                         36,762
          4,452    SCOTTISH POWER PLC ADR                                                                                   161,296
          1,269    SEMPRA ENERGY                                                                                             56,877
          3,849    SOUTHERN COMPANY                                                                                         132,406
          4,791    SUEZ SA ADR<<                                                                                            140,472
          1,453    TXU CORPORATION                                                                                          140,970
          1,361    UIL HOLDINGS CORPORATION                                                                                  72,079
          9,783    UNITED UTILITIES PLC ADR<<                                                                               229,411
          1,983    WASTE MANAGEMENT INCORPORATED                                                                             54,394
          3,597    WILLIAMS COMPANIES INCORPORATED                                                                           80,717
          3,719    XCEL ENERGY INCORPORATED                                                                                  71,554

                                                                                                                          4,669,498
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.84%
          2,547    ADVANCED MICRO DEVICES INCORPORATED+                                                                      52,901
          4,029    ALCATEL SA ADR+<<                                                                                         47,018
          2,111    ALTERA CORPORATION+                                                                                       46,168
          1,802    AMERICAN POWER CONVERSION CORPORATION                                                                     47,158
            895    AMETEK INCORPORATED                                                                                       36,060
          2,016    ANALOG DEVICES INCORPORATED                                                                               73,483
          1,649    ANDREW CORPORATION+                                                                                       19,013
            977    ATMI INCORPORATED+                                                                                        30,121
            777    BENCHMARK ELECTRONICS INCORPORATED+                                                                       22,618
          1,645    BROADCOM CORPORATION CLASS A+                                                                             71,557
          2,959    CANON INCORPORATED ADR                                                                                   149,873
          7,713    CHARTERED SEMICONDUCTOR+<<                                                                                51,291
         31,493    CISCO SYSTEMS INCORPORATED+                                                                              554,907
          1,350    COMVERSE TECHNOLOGY INCORPORATED+                                                                         34,803
            642    CREE INCORPORATED+<<                                                                                      16,461
            373    CYMER INCORPORATED+                                                                                       12,495
            974    DSP GROUP INCORPORATED+                                                                                   24,808
          2,048    ELECTROLUX AB ADR CLASS B<<                                                                               91,694
          1,696    EMERSON ELECTRIC COMPANY                                                                                 114,107
          1,385    FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                             33,351
          4,114    FUJITSU LIMITED ADR                                                                                      121,419
         59,977    GENERAL ELECTRIC COMPANY                                                                               2,015,827
            398    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              41,153
            309    HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                      8,158
            790    IMATION CORPORATION                                                                                       33,267
          5,033    INFINEON TECHNOLOGIES AG ADR+<<                                                                           47,310
         29,134    INTEL CORPORATION                                                                                        749,326
            323    INTER-TEL INCORPORATED                                                                                     7,154
            425    INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                   7,557
            649    INTERNATIONAL RECTIFIER CORPORATION+<<                                                                    31,217
          1,463    INTERSIL CORPORATION CLASS A                                                                              30,723
          1,440    JABIL CIRCUIT INCORPORATED+                                                                               42,394

SHARES             SECURITY NAME                                                                                         VALUE

         14,475    JDS UNIPHASE CORPORATION+                                                                        $        23,015
          1,234    KLA-TENCOR CORPORATION                                                                                    62,638
          2,421    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                      64,278
            692    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  56,661
          1,707    LINEAR TECHNOLOGY CORPORATION                                                                             64,747
            299    LITTELFUSE INCORPORATED+                                                                                   8,318
          3,589    LSI LOGIC CORPORATION+<<                                                                                  34,598
         23,357    LUCENT TECHNOLOGIES INCORPORATED+<<                                                                       71,940
          9,403    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                       164,929
          1,642    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    70,031
            434    MAYTAG CORPORATION                                                                                         8,203
          1,532    MICROCHIP TECHNOLOGY INCORPORATED                                                                         47,676
          3,847    MICRON TECHNOLOGY INCORPORATED+                                                                           45,818
         21,976    MINEBEA COMPANY LIMITED ADR                                                                              181,131
          1,477    MOLEX INCORPORATED                                                                                        39,525
         12,746    MOTOROLA INCORPORATED                                                                                    278,882
          2,436    NATIONAL SEMICONDUCTOR CORPORATION                                                                        60,729
          2,106    NETWORK APPLIANCE INCORPORATED+                                                                           49,996
         10,737    NOKIA OYJ ADR                                                                                            169,322
          1,239    NOVELLUS SYSTEMS INCORPORATED+                                                                            33,218
          1,351    NVIDIA CORPORATION+<<                                                                                     41,449
          4,635    OMRON CORPORATION                                                                                        102,180
            361    OPENWAVE SYSTEMS INCORPORATED+<<                                                                           6,213
          5,127    PIONEER CORPORATION                                                                                       79,827
            720    QLOGIC CORPORATION+                                                                                       24,883
          8,236    QUALCOMM INCORPORATED                                                                                    327,052
          1,018    RAMBUS INCORPORATED+<<                                                                                    10,689
          1,339    ROCKWELL COLLINS INCORPORATED                                                                             64,446
            369    ROGERS CORPORATION+                                                                                       14,417
          2,830    SANMINA-SCI CORPORATION+                                                                                  14,348
          1,287    SCIENTIFIC-ATLANTA INCORPORATED                                                                           49,241
            354    SKYWORKS SOLUTIONS INCORPORATED+                                                                           2,669
            644    SOHU.COM INCORPORATED+                                                                                    11,257
          3,872    SONY CORPORATION ADR                                                                                     130,177
          1,359    TDK CORPORATION ADR                                                                                      101,286
          3,572    TELLABS INCORPORATED+                                                                                     31,755
          8,221    TEXAS INSTRUMENTS INCORPORATED                                                                           268,662
          1,282    THOMAS & BETTS CORPORATION+                                                                               45,562
            613    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   27,775
            396    WHIRLPOOL CORPORATION                                                                                     30,116
          2,169    XILINX INCORPORATED                                                                                       60,927

                                                                                                                          7,645,978
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.24%
            764    AMERICAN HEALTHCORP+                                                                                      33,387
          1,255    AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                    41,101
            620    APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                                 7,279
          1,038    CELGENE CORPORATION+                                                                                      52,108
            469    CEPHALON INCORPORATED+<<                                                                                  19,004
            472    CORPORATE EXECUTIVE BOARD COMPANY<<                                                                       38,123
            143    ERESEARCH TECHNOLOGY INCORPORATED+                                                                         2,205
            789    FLUOR CORPORATION                                                                                         48,847
            491    GEN-PROBE INCORPORATED+                                                                                   22,350

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          1,294    MOODY'S CORPORATION                                                                              $        63,548
            555    NAVIGANT CONSULTING INCORPORATED+                                                                         10,734
          1,670    PAYCHEX INCORPORATED                                                                                      56,997
            369    PER-SE TECHNOLOGIES INCORPORATED+                                                                          7,114
            732    QUEST DIAGNOSTICS INCORPORATED                                                                            36,585
            885    RESOURCES CONNECTION INCORPORATED+<<                                                                      25,665
            365    TELIK INCORPORATED+                                                                                        5,585

                                                                                                                            470,632
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.14%
            995    BALL CORPORATION                                                                                          37,322
            915    FORTUNE BRANDS INCORPORATED                                                                               79,587
            806    ILLINOIS TOOL WORKS INCORPORATED                                                                          67,930
            621    NCI BUILDING SYSTEMS INCORPORATED+<<                                                                      23,412
          1,098    SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                40,879
          1,087    SNAP-ON INCORPORATED                                                                                      38,588

                                                                                                                            287,718
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.02%
          2,381    JANUS CAPITAL GROUP INCORPORATED                                                                          33,644
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.47%
            397    AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                   4,379
            967    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     42,848
          3,812    ARCHER-DANIELS-MIDLAND COMPANY                                                                            85,808
          4,600    CADBURY SCHWEPPES PLC ADR<<                                                                              183,448
          1,652    CAMPBELL SOUP COMPANY                                                                                     48,569
          8,645    COCA-COLA COMPANY                                                                                        380,380
          1,954    COCA-COLA ENTERPRISES INCORPORATED                                                                        43,672
         17,300    COMPASS GROUP PLC ADR                                                                                     77,554
          3,545    CONAGRA FOODS INCORPORATED                                                                                80,932
          4,322    DIAGEO PLC ADR                                                                                           249,423
          1,495    GENERAL MILLS INCORPORATED                                                                                68,949
            654    HANSEN NATURAL CORPORATION+<<                                                                             32,471
          2,791    HERCULES INCORPORATED+                                                                                    35,585
          1,104    HERSHEY FOODS CORPORATION                                                                                 65,235
          1,681    HJ HEINZ COMPANY                                                                                          60,381
            919    J & J SNACK FOODS CORPORATION                                                                             55,103
          1,532    KELLOGG COMPANY                                                                                           69,446
         17,801    KIRIN BREWERY COMPANY LIMITED                                                                            180,502
            355    NATIONAL BEVERAGE CORPORATION+                                                                             2,723
          7,428    NESTLE SA ADR                                                                                            519,420
          1,247    PEPSI BOTTLING GROUP INCORPORATED                                                                         36,762
          7,755    PEPSICO INCORPORATED                                                                                     425,362
            264    SANDERSON FARMS INCORPORATED                                                                               9,749
          4,714    SARA LEE CORPORATION                                                                                      89,566
            972    WM. WRIGLEY JR. COMPANY                                                                                   69,061

                                                                                                                          2,917,328
                                                                                                                    ---------------

FOOD STORES - 0.45%
          2,084    ALBERTSON'S INCORPORATED<<                                                                                41,951
          3,849    COLES MYER LIMITED ADR                                                                                   229,015
          9,193    KONINKLIJKE AHOLD NV ADR+                                                                                 82,093
          4,124    KROGER COMPANY+                                                                                           81,408

SHARES             SECURITY NAME                                                                                         VALUE

          2,354    SAFEWAY INCORPORATED                                                                             $        55,860
          2,392    STARBUCKS CORPORATION+                                                                                   117,304
         12,714    TESCO PLC ADR<<                                                                                          223,810
            458    WHOLE FOODS MARKET INCORPORATED<<                                                                         59,201

                                                                                                                            890,642
                                                                                                                    ---------------

FORESTRY - 0.03%

          1,033    WEYERHAEUSER COMPANY                                                                                      67,166
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.11%
            589    FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                             11,256
            501    HILLENBRAND INDUSTRIES INCORPORATED                                                                       24,935
          1,839    LEGGETT & PLATT INCORPORATED                                                                              44,522
          2,655    MASCO CORPORATION                                                                                         81,455
          2,098    NEWELL RUBBERMAID INCORPORATED                                                                            49,156
             29    SELECT COMFORT CORPORATION+                                                                                  561

                                                                                                                            211,885
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.56%
          1,997    DOLLAR GENERAL CORPORATION                                                                                38,063
          1,341    FAMILY DOLLAR STORES INCORPORATED                                                                         26,659
          1,546    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 106,673
            624    FRED'S INCORPORATED                                                                                        8,742
          1,526    JC PENNEY COMPANY INCORPORATED                                                                            74,210
            671    SEARS HOLDINGS CORPORATION+                                                                               91,162
          4,398    TARGET CORPORATION                                                                                       236,393
          2,722    TJX COMPANIES INCORPORATED                                                                                56,917
         10,695    WAL-MART STORES INCORPORATED                                                                             480,847

                                                                                                                          1,119,666
                                                                                                                    ---------------

HEALTH SERVICES - 0.41%
            844    APRIA HEALTHCARE GROUP INCORPORATED+<<                                                                    28,890
          2,577    CAREMARK RX INCORPORATED+                                                                                120,423
            869    DAVITA INCORPORATED+                                                                                      39,896
          2,079    HCA INCORPORATED                                                                                         102,495
          1,578    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                        38,377
          2,180    HUMAN GENOME SCIENCES INCORPORATED+<<                                                                     28,144
            678    LABONE INCORPORATED+                                                                                      29,310
            687    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                               33,883
            630    LIFEPOINT HOSPITALS INCORPORATED+                                                                         28,652
            861    LINCARE HOLDINGS INCORPORATED+                                                                            36,455
            931    MANOR CARE INCORPORATED                                                                                   36,746
          1,587    NEKTAR THERAPEUTICS+                                                                                      27,106
            355    PEDIATRIX MEDICAL GROUP INCORPORATED+<<                                                                   26,316
            414    SIERRA HEALTH SERVICES INCORPORATED+<<                                                                    27,862
          3,674    TENET HEALTHCARE CORPORATION+                                                                             44,749
            791    TRIAD HOSPITALS INCORPORATED+                                                                             38,079
            936    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                      35,858
          1,262    VALEANT PHARMACEUTICALS INTERNATIONAL                                                                     25,215
          1,064    VICURON PHARMACEUTICALS INCORPORATED+                                                                     30,654
            863    WATSON PHARMACEUTICALS INCORPORATED+                                                                      29,756

                                                                                                                            808,866
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
HOLDING & OTHER INVESTMENT OFFICES - 1.09%
            612    ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                   $        50,153
            700    AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                             22,393
          1,836    AMLI RESIDENTIAL PROPERTIES TRUST                                                                         57,963
          1,935    BRANDYWINE REALTY TRUST<<                                                                                 61,727
          2,022    CARRAMERICA REALTY CORPORATION                                                                            72,974
          1,432    COLONIAL PROPERTIES TRUST<<                                                                               63,151
          1,371    CORPORATE OFFICE PROPERTIES TRUST                                                                         47,766
          1,297    COUSINS PROPERTIES INCORPORATED                                                                           39,312
          1,578    CRT PROPERTIES INCORPORATED                                                                               44,137
          1,611    DISCOVERY HOLDING COMPANY+<<                                                                              24,391
          2,131    EASTGROUP PROPERTIES INCORPORATED                                                                         91,931
          1,412    ENTERTAINMENT PROPERTIES TRUST                                                                            64,331
          1,181    EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                  53,334
            152    FELCOR LODGING TRUST INCORPORATED+<<                                                                       2,318
          1,681    GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                  75,796
          1,439    HEALTHCARE REALTY TRUST INCORPORATED<<                                                                    55,689
          1,676    HERITAGE PROPERTY INVESTMENT TRUST<<                                                                      59,850
          1,173    IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                    16,375
          1,282    KILROY REALTY CORPORATION<<                                                                               67,574
          1,598    LASALLE HOTEL PROPERTIES                                                                                  53,964
          2,099    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                            93,573
         17,999    MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR                                                        186,290
          1,999    NATIONAL HEALTH INVESTORS INCORPORATED                                                                    57,911
            730    NOVASTAR FINANCIAL INCORPORATED<<                                                                         24,995
          1,515    PARKWAY PROPERTIES INCORPORATED                                                                           73,235
          1,424    PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                 61,446
          1,612    PLUM CREEK TIMBER COMPANY                                                                                 59,241
          1,149    PS BUSINESS PARKS INCORPORATED                                                                            52,280
          2,504    REALTY INCORPORATEDOME CORPORATION                                                                        59,670
            468    SAUL CENTERS INCORPORATED                                                                                 17,241
          1,771    SOVRAN SELF STORAGE INCORPORATED<<                                                                        82,174
         27,825    SUN HUNG KAI PROPERTIES ADR                                                                              281,575
          1,458    TANGER FACTORY OUTLET CENTERS INCORPORATED                                                                40,416
          1,691    WASHINGTON REAL ESTATE INVESTMENT TRUST                                                                   52,455

                                                                                                                          2,167,631
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.16%
          1,633    BED BATH & BEYOND INCORPORATED+                                                                           66,218
          2,178    BEST BUY COMPANY INCORPORATED                                                                            103,804
          1,905    CIRCUIT CITY STORES INCORPORATED                                                                          32,175
            546    GUITAR CENTER INCORPORATED+<<                                                                             31,340
            831    LINENS 'N THINGS INCORPORATED+                                                                            19,612
          1,027    RADIO SHACK CORPORATION<<                                                                                 25,737
            856    WILLIAMS-SONOMA INCORPORATED+                                                                             34,454

                                                                                                                            313,340
                                                                                                                    ---------------

SHARES             SECURITY NAME                                                                                         VALUE

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.15%
          1,205    GAYLORD ENTERTAINMENT COMPANY+<<                                                                 $        51,333
          3,340    HILTON HOTELS CORPORATION                                                                                 77,388
          1,217    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               76,927
          1,524    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          88,849

                                                                                                                            294,497
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.23%
          3,155    3M COMPANY                                                                                               224,478
          1,327    AMERICAN STANDARD COMPANIES INCORPORATED                                                                  60,511
          4,312    APPLE COMPUTER INCORPORATED+                                                                             202,362
          9,014    APPLIED MATERIALS INCORPORATED                                                                           165,046
          1,570    BAKER HUGHES INCORPORATED                                                                                 92,238
            542    BLACK & DECKER CORPORATION                                                                                46,233
            235    BLACK BOX CORPORATION<<                                                                                   10,098
            662    BRIGGS & STRATTON CORPORATION                                                                             24,428
            130    BROOKS AUTOMATION INCORPORATED+<<                                                                          1,846
          3,354    CATERPILLAR INCORPORATED                                                                                 186,113
            564    CDW CORPORATION<<                                                                                         33,321
          1,029    DEERE & COMPANY                                                                                           67,276
         12,139    DELL INCORPORATED+                                                                                       432,148
          1,355    DOVER CORPORATION                                                                                         55,149
            766    EATON CORPORATION                                                                                         48,963
         13,167    EMC CORPORATION+                                                                                         169,328
          1,027    EMULEX CORPORATION+                                                                                       22,132
            637    ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                   21,722
          2,679    ENTEGRIS INCORPORATED+                                                                                    28,049
          1,049    FLOWSERVE CORPORATION+                                                                                    38,960
          1,512    GATEWAY INCORPORATED+                                                                                      4,596
          1,016    GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                      33,579
         14,608    HEWLETT-PACKARD COMPANY                                                                                  405,518
          1,235    IDEX CORPORATION                                                                                          53,723
          7,247    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              584,253
          1,576    JOY GLOBAL INCORPORATED                                                                                   75,333
            757    KENNAMETAL INCORPORATED                                                                                   35,307
          3,090    KOMATSU LIMITED ADR<<                                                                                    136,240
          1,186    LAM RESEARCH CORPORATION+<<                                                                               37,596
            674    LEXMARK INTERNATIONAL INCORPORATED+<<                                                                     42,449
          9,036    MAKITA CORPORATION                                                                                       179,094
            700    MANITOWOC COMPANY INCORPORATED                                                                            32,620
         12,147    NEC CORPORATION ADR                                                                                       65,472
            785    NORDSON CORPORATION                                                                                       27,883
          1,088    OIL STATES INTERNATIONAL INCORPORATED+                                                                    37,710
          1,250    PALL CORPORATION                                                                                          35,750
            308    PALM INCORPORATED+                                                                                        10,527
            687    PARKER HANNIFIN CORPORATION                                                                               44,270
          1,072    PITNEY BOWES INCORPORATED                                                                                 46,364
          1,228    SANDISK CORPORATION+                                                                                      47,683
          1,380    SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                   41,593
          2,802    SIEMENS AG ADR                                                                                           214,353
          1,354    SMITH INTERNATIONAL INCORPORATED<<                                                                        47,038

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          7,832    SOLECTRON CORPORATION+                                                                           $        32,111
            736    SPX CORPORATION                                                                                           33,517
            747    STANLEY WORKS                                                                                             34,175
          1,697    SYMBOL TECHNOLOGIES INCORPORATED                                                                          15,578
            766    TEREX CORPORATION+                                                                                        37,366
            974    TORO COMPANY                                                                                              37,820
          1,043    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      41,532
          1,896    WESTERN DIGITAL CORPORATION+<<                                                                            26,260
            487    ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                                   18,194

                                                                                                                          4,445,905
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.13%
          2,182    AON CORPORATION                                                                                           65,285
            525    JEFFERSON-PILOT CORPORATION                                                                               26,108
          2,777    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   77,895
            983    NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                 43,154
          2,729    UNUMPROVIDENT CORPORATION<<                                                                               52,724

                                                                                                                            265,166
                                                                                                                    ---------------

INSURANCE CARRIERS - 2.00%
          3,116    AEGON NV                                                                                                  44,028
          1,497    AETNA INCORPORATED                                                                                       119,266
          2,475    AFLAC INCORPORATED                                                                                       106,969
          6,761    ALLIANZ AG ADR<<                                                                                          87,961
            811    ALLMERICA FINANCIAL CORPORATION+                                                                          33,016
          2,837    ALLSTATE CORPORATION                                                                                     159,468
            593    AMBAC FINANCIAL GROUP INCORPORATED                                                                        40,668
         10,751    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                636,459
            842    AMERIGROUP CORPORATION+                                                                                   28,763
          2,979    AXA ADR<<                                                                                                 79,539
            965    CHUBB CORPORATION                                                                                         83,916
            627    CIGNA CORPORATION                                                                                         72,306
          1,356    CINCINNATI FINANCIAL CORPORATION                                                                          55,569
            794    COMMERCE GROUP INCORPORATED                                                                               46,306
          1,088    FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                  42,563
          1,414    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           103,293
          1,016    HEALTH NET INCORPORATED+                                                                                  46,848
          5,215    ING GROUP NV ADR<<                                                                                       152,382
          1,101    LINCOLN NATIONAL CORPORATION<<                                                                            54,599
            961    LOEWS CORPORATION                                                                                         84,270
            839    MBIA INCORPORATED                                                                                         48,637
          2,280    METLIFE INCORPORATED                                                                                     111,674
            443    MGIC INVESTMENT CORPORATION<<                                                                             27,656
          2,328    MILLEA HOLDINGS INCORPORATED                                                                             170,177
          1,508    OHIO CASUALTY CORPORATION                                                                                 38,092
            567    PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                                                 42,740
            491    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                            38,146
          2,007    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    91,921
            915    PROASSURANCE CORPORATION+                                                                                 40,306
          1,020    PROGRESSIVE CORPORATION                                                                                   98,338
          3,124    PRUDENTIAL FINANCIAL INCORPORATED                                                                        201,092

SHARES             SECURITY NAME                                                                                         VALUE

            591    RADIAN GROUP INCORPORATED                                                                        $        30,247
            968    RLI CORPORATION                                                                                           44,625
          1,089    SAFECO CORPORATION                                                                                        56,780
            906    SELECTIVE INSURANCE GROUP INCORPORATED                                                                    42,890
          3,410    ST. PAUL COMPANIES INCORPORATED                                                                          146,664
          1,628    SWISS REINSURANCE COMPANY ADR                                                                            104,527
            562    TORCHMARK CORPORATION                                                                                     29,640
          6,136    UNITEDHEALTH GROUP INCORPORATED                                                                          316,004
          3,036    WELLPOINT INCORPORATED+                                                                                  225,423

                                                                                                                          3,983,768
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
          1,037    CORRECTIONS CORPORATION OF AMERICA+                                                                       41,065
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.04%
          2,582    COACH INCORPORATED+                                                                                       85,697
                                                                                                                    ---------------

LOCAL & SUB-TRANSIT & INTERURBAN
HIGHWAY PASS TRANSPORTATION - 0.02%
          1,774    LAIDLAW INTERNATIONAL INCORPORATED                                                                        43,906
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.03%
            506    CHAMPION ENTERPRISES INCORPORATED+                                                                         6,745
          1,801    GEORGIA-PACIFIC CORPORATION                                                                               57,794

                                                                                                                             64,539
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.34%
          1,018    ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                   40,069
            330    ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+                                                            16,992
          4,706    ADVANTEST CORPORATION ADR<<                                                                               92,802
            610    AFFYMETRIX INCORPORATED+<<                                                                                30,189
          2,905    AGILENT TECHNOLOGIES INCORPORATED+                                                                        93,425
            621    ALLERGAN INCORPORATED                                                                                     57,163
          1,208    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                           24,764
          1,222    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              26,273
            496    ARMOR HOLDINGS INCORPORATED+<<                                                                            21,035
            405    BAUSCH & LOMB INCORPORATED                                                                                30,695
          3,108    BAXTER INTERNATIONAL INCORPORATED                                                                        125,346
          1,411    BECTON DICKINSON & COMPANY                                                                                74,261
          1,537    BIOMET INCORPORATED                                                                                       56,700
          3,617    BOSTON SCIENTIFIC CORPORATION+                                                                            97,225
            788    C.R. BARD INCORPORATED                                                                                    50,692
            194    COOPER COMPANIES INCORPORATED                                                                             13,303
          1,327    DANAHER CORPORATION<<                                                                                     71,074
          1,807    EASTMAN KODAK COMPANY<<                                                                                   44,037
            441    ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                 15,307
          4,939    FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                                    160,765
          1,683    GUIDANT CORPORATION                                                                                      118,887
            550    II-VI INCORPORATED+                                                                                        9,779
            877    INTEGRA LIFESCIENCES HOLDINGS+                                                                            30,327
             83    LASERSCOPE+<<                                                                                              2,428
          5,747    MEDTRONIC INCORPORATED                                                                                   327,579

WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            759    MENTOR CORPORATION<<                                                                             $        39,923
            439    MILLIPORE CORPORATION+<<                                                                                  28,074
          1,590    PERKINELMER INCORPORATED                                                                                  32,913
          2,683    RAYTHEON COMPANY                                                                                         105,227
            893    RICOH COMPANY LIMITED ADR                                                                                 69,609
          1,158    ROCKWELL AUTOMATION INCORPORATED                                                                          60,262
          1,956    ST. JUDE MEDICAL INCORPORATED+                                                                            89,780
          1,272    STERIS CORPORATION                                                                                        31,724
          1,666    STRYKER CORPORATION                                                                                       90,880
            842    SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                   32,644
            667    TECHNE CORPORATION+                                                                                       37,999
            890    TEKTRONIX INCORPORATED                                                                                    22,490
          1,839    TERADYNE INCORPORATED+<<                                                                                  30,895
          1,459    THERMO ELECTRON CORPORATION+                                                                              40,706
            919    TRIMBLE NAVIGATION LIMITED+                                                                               33,562
            675    VARIAN INCORPORATED+                                                                                      24,030
          1,152    VIASYS HEALTHCARE INCORPORATED+                                                                           31,023
            965    WATERS CORPORATION+                                                                                       43,879
            766    WRIGHT MEDICAL GROUP INCORPORATED+                                                                        18,514
          5,075    XEROX CORPORATION+                                                                                        68,056
          1,298    ZIMMER HOLDINGS INCORPORATED+                                                                            106,657

                                                                                                                          2,669,964
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.02%
            430    COVENTRY HEALTH CARE INCORPORATED+                                                                        34,400
                                                                                                                    ---------------

METAL MINING - 0.23%
          1,330    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       56,086
          2,556    NEWMONT MINING CORPORATION                                                                               101,167
            645    PHELPS DODGE CORPORATION                                                                                  69,357
          1,629    RIO TINTO PLC ADR<<                                                                                      233,191

                                                                                                                            459,801
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS -0.04%
            992    VULCAN MATERIALS COMPANY                                                                                  71,275
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.60%
            215    ACCO BRANDS CORPORATION+                                                                                   5,612
            758    BLYTH INCORPORATED                                                                                        18,836
          1,426    HASBRO INCORPORATED                                                                                       29,518
         15,795    JOHNSON & JOHNSON                                                                                      1,001,245
          2,960    MATTEL INCORPORATED                                                                                       53,369
            478    RC2 CORPORATION+                                                                                          18,570
          1,125    TIFFANY & COMPANY                                                                                         42,098
            998    YANKEE CANDLE COMPANY INCORPORATED                                                                        27,415

                                                                                                                          1,196,663
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.47%
          1,793    AMAZON.COM INCORPORATED+<<                                                                                76,561
          2,491    COSTCO WHOLESALE CORPORATION                                                                             108,209
          4,376    CVS CORPORATION                                                                                          128,523
            670    DICK'S SPORTING GOODS INCORPORATED+                                                                       21,199
          1,132    DOLLAR TREE STORES INCORPORATED+                                                                          25,775
            772    EXPRESS SCRIPTS INCORPORATED+<<                                                                           44,668
          1,196    MICHAELS STORES INCORPORATED<<                                                                            43,415

SHARES             SECURITY NAME                                                                                         VALUE

          2,704    OFFICE DEPOT INCORPORATED+                                                                       $        81,120
             61    OVERSTOCK.COM INCORPORATED+<<                                                                              2,461
          1,201    PETSMART INCORPORATED                                                                                     30,950
          1,086    PRICELINE.COM INCORPORATED+<<                                                                             23,338
          4,329    STAPLES INCORPORATED                                                                                      95,065
          5,222    WALGREEN COMPANY                                                                                         241,935
            297    WORLD FUEL SERVICES CORPORATION                                                                            9,712

                                                                                                                            932,931
                                                                                                                    ---------------

MISCELLANEOUS SERVICES - 0.05%
          6,229    ADECCO SA ADR<<                                                                                           74,748
            424    D&B CORPORATION+                                                                                          26,996

                                                                                                                            101,744
                                                                                                                    ---------------

MOTION PICTURES - 0.42%
         16,113    LIBERTY MEDIA CORPORATION CLASS A+                                                                       133,899
            588    MACROVISION CORPORATION+                                                                                  10,878
         24,045    TIME WARNER INCORPORATED                                                                                 430,886
         10,490    WALT DISNEY COMPANY                                                                                      264,243

                                                                                                                            839,906
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.15%
            401    FORWARD AIR CORPORATION                                                                                   14,147
          1,492    HUNT (J.B.) TRANSPORT SERVICES INCORPORATED                                                               26,961
          1,224    LANDSTAR SYSTEM INCORPORATED<<                                                                            44,456
          2,744    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               194,522
            199    YELLOW ROADWAY CORPORATION+<<                                                                              9,323

                                                                                                                            289,409
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.83%
          5,327    AMERICAN EXPRESS COMPANY                                                                                 294,264
          1,334    AMERICREDIT CORPORATION+                                                                                  33,270
          1,234    CAPITAL ONE FINANCIAL CORPORATION                                                                        101,484
          2,005    CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                             44,210
          1,542    CIT GROUP INCORPORATED                                                                                    69,822
          3,128    COUNTRYWIDE FINANCIAL CORPORATION                                                                        105,695
          4,536    FANNIE MAE                                                                                               231,517
            993    FINANCIAL FEDERAL CORPORATION                                                                             38,777
          3,295    FREDDIE MAC                                                                                              198,952
          6,362    MBNA CORPORATION                                                                                         160,322
          2,268    ORIX CORPORATION ADR<<                                                                                   187,110
          2,748    PROVIDIAN FINANCIAL CORPORATION+                                                                          51,113
          2,618    SLM CORPORATION                                                                                          130,246

                                                                                                                          1,646,782
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 1.53%
          1,231    ANADARKO PETROLEUM CORPORATION                                                                           111,861
          1,799    APACHE CORPORATION                                                                                       128,844
            279    ATWOOD OCEANICS INCORPORATED+                                                                             20,989
          7,872    BHP BILLITON LIMITED ADR<<                                                                               246,472
            939    BJ SERVICES COMPANY                                                                                       59,232
          2,190    BURLINGTON RESOURCES INCORPORATED                                                                        161,600
          1,149    CABOT OIL & GAS CORPORATION                                                                               49,625

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          1,084    CAL DIVE INTERNATIONAL INCORPORATED+                                                             $        67,707
            582    CHENIERE ENERGY INCORPORATED+                                                                             22,727
          1,059    CIMAREX ENERGY COMPANY+<<                                                                                 45,262
          1,435    DENBURY RESOURCES INCORPORATED+                                                                           64,905
          2,754    DEVON ENERGY CORPORATION                                                                                 167,361
            907    ENCORE ACQUISITION COMPANY+                                                                               30,593
          2,324    ENI SPA ADR<<                                                                                            344,533
          2,718    HALLIBURTON COMPANY                                                                                      168,435
            402    HANOVER COMPRESSOR COMPANY+<<                                                                              6,078
            658    KERR-MCGEE CORPORATION                                                                                    57,924
          2,113    OCCIDENTAL PETROLEUM CORPORATION                                                                         175,442
          1,713    PRIDE INTERNATIONAL INCORPORATED+                                                                         43,339
          1,101    QUICKSILVER RESOURCES INCORPORATED+<<                                                                     47,783
          1,535    RANGE RESOURCES CORPORATION<<                                                                             53,464
             34    REMINGTON OIL & GAS CORPORATION+                                                                           1,310
          6,784    REPSOL YPF SA ADR                                                                                        200,535
          1,295    ROWAN COMPANIES INCORPORATED                                                                              48,174
            452    SEACOR SMIT INCORPORATED+                                                                                 32,318
          1,174    SOUTHWESTERN ENERGY COMPANY+                                                                              67,975
            140    SPINNAKER EXPLORATION COMPANY+                                                                             6,296
          1,540    ST. MARY LAND & EXPLORATION COMPANY                                                                       53,084
          3,073    TOTAL SA ADR<<                                                                                           405,144
          1,052    UNIT CORPORATION+                                                                                         54,767
             34    VERITAS DGC INCORPORATED+                                                                                  1,094
          2,441    XTO ENERGY INCORPORATED                                                                                   97,152

                                                                                                                          3,042,025
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.31%
          1,409    BEMIS COMPANY INCORPORATED                                                                                36,845
            195    GREIF INCORPORATED CLASS A                                                                                11,476
          2,678    INTERNATIONAL PAPER COMPANY                                                                               82,616
          1,948    KIMBERLY-CLARK CORPORATION                                                                               121,399
          1,809    MEADWESTVACO CORPORATION                                                                                  52,407
             80    NEENAH PAPER INCORPORATED                                                                                  2,424
            966    OFFICEMAX INCORPORATED                                                                                    28,545
            677    POTLATCH CORPORATION                                                                                      36,558
          8,072    STORA ENSO OYJ ADR<<                                                                                     111,878
          1,007    TEMPLE-INLAND INCORPORATED                                                                                38,760
          5,157    UPM-KYMMENE OYJ ADR                                                                                      103,398

                                                                                                                            626,306
                                                                                                                    ---------------

PERSONAL SERVICES - 0.07%
          1,149    CINTAS CORPORATION                                                                                        47,397
            660    G & K SERVICES INCORPORATED CLASS A                                                                       28,360
          1,860    H & R BLOCK INCORPORATED                                                                                  50,127
            558    REGIS CORPORATION                                                                                         22,850

                                                                                                                            148,734
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.38%
            436    AMERADA HESS CORPORATION<<                                                                                55,416
          8,535    BP PLC ADR                                                                                               583,623
         11,107    CHEVRONTEXACO CORPORATION                                                                                681,970
          6,909    CONOCOPHILLIPS                                                                                           455,579
         32,588    EXXON MOBIL CORPORATION                                                                                1,952,021
            837    FRONTIER OIL CORPORATION                                                                                  30,676
            875    HEADWATERS INCORPORATED+                                                                                  33,688
          1,991    MARATHON OIL CORPORATION                                                                                 128,041

SHARES             SECURITY NAME                                                                                         VALUE

          1,238    MURPHY OIL CORPORATION                                                                           $        67,657
          5,081    ROYAL DUTCH SHELL PLC ADR CLASS A                                                                        330,062
          3,076    ROYAL DUTCH SHELL PLC ADR CLASS B<<                                                                      208,368
          1,006    TESORO PETROLEUM CORPORATION                                                                              58,147
          1,490    VALERO ENERGY CORPORATION                                                                                158,685

                                                                                                                          4,743,933
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.38%
          4,824    ALCOA INCORPORATED                                                                                       129,235
          1,586    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       43,805
            686    CARPENTER TECHNOLOGY CORPORATION                                                                          38,210
            581    CHAPARRAL STEEL COMPANY+                                                                                  12,968
            384    COMMSCOPE INCORPORATED+                                                                                    7,181
            529    CURTISS-WRIGHT CORPORATION                                                                                34,152
          1,185    ENGELHARD CORPORATION                                                                                     33,713
          3,473    JOHNSON MATTHEY PLC ADR                                                                                  141,543
          4,230    KUBOTA CORPORATION ADR<<                                                                                 131,765
            159    LONE STAR TECHNOLOGIES INCORPORATED+                                                                       8,793
            474    MAVERICK TUBE CORPORATION+                                                                                15,097
          1,158    MUELLER INDUSTRIES INCORPORATED                                                                           30,351
          1,111    NUCOR CORPORATION                                                                                         62,749
            327    STEEL DYNAMICS INCORPORATED                                                                               10,310
            271    TEXAS INDUSTRIES INCORPORATED                                                                             16,209
            902    UNITED STATES STEEL CORPORATION                                                                           37,812

                                                                                                                            753,893
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
          1,018    BANTA CORPORATION                                                                                         49,831
            531    CONSOLIDATED GRAPHICS INCORPORATED+                                                                       20,502
            977    DOW JONES & COMPANY INCORPORATED<<                                                                        39,910
          1,201    GANNETT COMPANY INCORPORATED                                                                              87,337
            764    KNIGHT-RIDDER INCORPORATED<<                                                                              48,957
          2,162    MCGRAW-HILL COMPANIES INCORPORATED                                                                       104,252
          1,315    NEW YORK TIMES COMPANY CLASS A                                                                            41,988
          5,852    PEARSON PLC ADR                                                                                           71,511
          4,818    REED ELSEVIER NV ADR<<                                                                                   134,856
          1,885    RR DONNELLEY & SONS COMPANY                                                                               70,424
          2,082    TOPPAN PRINTING COMPANY LIMITED ADR                                                                      103,131
          1,550    TRIBUNE COMPANY                                                                                           58,233
            794    VALASSIS COMMUNICATIONS INCORPORATED+                                                                     31,307
          7,608    VIACOM INCORPORATED CLASS B                                                                              258,596

                                                                                                                          1,120,835
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.18%
          1,895    BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 100,473
          1,435    CSX CORPORATION                                                                                           63,039
          1,724    KANSAS CITY SOUTHERN+                                                                                     34,670
          2,298    NORFOLK SOUTHERN CORPORATION                                                                              81,832
          1,092    UNION PACIFIC CORPORATION                                                                                 74,551

                                                                                                                            354,565
                                                                                                                    ---------------

REAL ESTATE - 0.04%
            855    JONES LANG LASALLE INCORPORATED                                                                           42,177
            664    NEW CENTURY FINANCIAL CORPORATION<<                                                                       28,545
            302    PHH CORPORATION+                                                                                           9,133

                                                                                                                             79,855
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.09%
            927    COOPER TIRE & RUBBER COMPANY                                                                     $        15,666
          2,296    GOODYEAR TIRE & RUBBER COMPANY+<<                                                                         38,573
            876    JARDEN CORPORATION+<<                                                                                     34,768
            792    SEALED AIR CORPORATION+                                                                                   40,194
          1,468    WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                 41,618

                                                                                                                            170,819
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.90%
          3,924    AMVESCAP PLC ADR                                                                                          52,425
            610    BEAR STEARNS COMPANIES INCORPORATED                                                                       61,305
            135    BKF CAPITAL GROUP INCORPORATED                                                                             4,371
          7,030    CHARLES SCHWAB CORPORATION                                                                                95,116
            234    CHICAGO MERCANTILE EXCHANGE                                                                               64,958
          5,111    CREDIT SUISSE GROUP ADR                                                                                  222,942
          2,835    E*TRADE FINANCIAL CORPORATION+                                                                            45,360
          1,536    EATON VANCE CORPORATION                                                                                   39,276
          1,066    FRANKLIN RESOURCES INCORPORATED                                                                           85,749
          1,301    FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                     15,222
          1,902    GOLDMAN SACHS GROUP INCORPORATED                                                                         211,464
          1,446    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    152,784
          4,576    MERRILL LYNCH & COMPANY INCORPORATED                                                                     261,564
          5,538    MORGAN STANLEY                                                                                           281,718
          9,392    NOMURA HOLDINGS INCORPORATED ADR<<                                                                       129,234
            481    PIPER JAFFRAY COMPANIES INCORPORATED+                                                                     14,666
            975    T ROWE PRICE GROUP INCORPORATED                                                                           61,425

                                                                                                                          1,799,579
                                                                                                                    ---------------

SOCIAL SERVICES - 0.03%
          9,517    ABB LIMITED ADR+                                                                                          69,379
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.27%
            113    CABOT MICROELECTRONICS CORPORATION+<<                                                                      3,368
            796    CARBO CERAMICS INCORPORATED                                                                               47,887
          7,861    CORNING INCORPORATED+                                                                                    156,906
          1,738    GENTEX CORPORATION                                                                                        29,755
          3,039    HANSON PLC ADR                                                                                           159,517
          5,655    LAFARGE SA ADR                                                                                           132,779

                                                                                                                            530,212
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.01%
            252    OXFORD INDUSTRIES INCORPORATED                                                                            11,756
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.49%
          9,753    ALTRIA GROUP INCORPORATED                                                                                689,537
          4,582    BRITISH AMERICAN TOBACCO PLC ADR                                                                         186,213
            495    REYNOLDS AMERICAN INCORPORATED<<                                                                          41,550
            561    UNIVERSAL CORPORATION                                                                                     23,349
          1,022    UST INCORPORATED                                                                                          43,496

                                                                                                                            984,145
                                                                                                                    ---------------

SHARES             SECURITY NAME                                                                                         VALUE

TRANSPORTATION BY AIR - 0.24%
            198    ALASKA AIR GROUP INCORPORATED+                                                                   $         6,676
          1,733    AMR CORPORATION+<<                                                                                        21,818
         11,345    BAA PLC ADR<<                                                                                            124,775
          1,556    FEDEX CORPORATION                                                                                        126,721
          8,174    JAPAN AIRLINES SYSTEM ADR+                                                                               114,371
          5,562    SOUTHWEST AIRLINES COMPANY                                                                                74,086

                                                                                                                            468,447
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.30%
            823    AUTOLIV INCORPORATED                                                                                      36,624
          4,824    BAE SYSTEMS PLC ADR                                                                                      113,572
          4,147    BOEING COMPANY                                                                                           277,932
          1,770    CLARCOR INCORPORATED                                                                                      50,091
          2,293    DAIMLERCHRYSLER AG<<                                                                                     118,502
          1,806    DANA CORPORATION                                                                                          24,309
          5,340    DELPHI CORPORATION<<                                                                                      29,637
         14,648    FIAT SPA ADR<<                                                                                           129,635
         10,050    FORD MOTOR COMPANY                                                                                       100,199
            751    GENERAL DYNAMICS CORPORATION                                                                              86,057
          2,431    GENERAL MOTORS CORPORATION<<                                                                              83,116
          1,327    GENUINE PARTS COMPANY                                                                                     60,803
          1,205    GOODRICH CORPORATION                                                                                      55,213
             83    GROUP 1 AUTOMOTIVE INCORPORATED+                                                                           2,457
          1,740    HARLEY-DAVIDSON INCORPORATED                                                                              85,712
          6,141    HONDA MOTOR COMPANY LIMITED ADR                                                                          165,316
          4,330    HONEYWELL INTERNATIONAL INCORPORATED                                                                     165,752
            430    ITT INDUSTRIES INCORPORATED                                                                               46,922
            914    JOHNSON CONTROLS INCORPORATED                                                                             54,822
          1,655    LOCKHEED MARTIN CORPORATION                                                                              103,007
            591    NAVISTAR INTERNATIONAL CORPORATION+                                                                       18,888
          1,554    NORTHROP GRUMMAN CORPORATION                                                                              87,164
          1,067    PACCAR INCORPORATED                                                                                       74,775
            704    TEXTRON INCORPORATED                                                                                      50,195
            750    THOR INDUSTRIES INCORPORATED                                                                              24,900
          3,458    TOYOTA MOTOR CORPORATION ADR<<                                                                           283,487
            786    TRINITY INDUSTRIES INCORPORATED<<                                                                         29,420
          4,635    UNITED TECHNOLOGIES CORPORATION                                                                          231,750

                                                                                                                          2,590,257
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.07%
            734    CH ROBINSON WORLDWIDE INCORPORATED                                                                        45,324
          1,668    EXPEDIA INCORPORATED+<<                                                                                   37,130
            750    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                       41,633
          1,317    SABRE HOLDINGS CORPORATION                                                                                25,260

                                                                                                                            149,347
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.06%
            959    ALEXANDER & BALDWIN INCORPORATED                                                                          50,261
            821    KIRBY CORPORATION+                                                                                        38,587
            440    OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                                   26,906

                                                                                                                            115,754
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)

WHOLESALE TRADE NON-DURABLE GOODS - 0.54%
            403    AMERISOURCEBERGEN CORPORATION                                                                    $        30,092
            570    BROWN-FORMAN CORPORATION CLASS B                                                                          32,279
          2,053    CARDINAL HEALTH INCORPORATED                                                                             122,379
          1,640    MCKESSON CORPORATION                                                                                      76,539
          1,674    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      82,478
            993    NASH FINCH COMPANY                                                                                        41,706
            939    NIKE INCORPORATED CLASS B                                                                                 74,096
          2,563    SMURFIT-STONE CONTAINER CORPORATION+                                                                      28,296
          1,196    SUPERVALU INCORPORATED                                                                                    41,621
          3,520    SYSCO CORPORATION                                                                                        117,498
            673    TRACTOR SUPPLY COMPANY+                                                                                   34,633
          2,706    UNILEVER NV NY SHARES<<                                                                                  187,255
          3,788    UNILEVER PLC ADR                                                                                         153,944
          1,256    UNITED NATURAL FOODS INCORPORATED+                                                                        42,704

                                                                                                                          1,065,520
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.52%
          1,283    ARROW ELECTRONICS INCORPORATED+                                                                           38,259
          1,192    AVNET INCORPORATED+                                                                                       29,860
          1,106    CYTYC CORPORATION+                                                                                        27,595
            971    HUGHES SUPPLY INCORPORATED                                                                                30,732
             30    IMAGISTICS INTERNATIONAL INCORPORATED+                                                                     1,004
          1,268    INSIGHT ENTERPRISES INCORPORATED+                                                                         23,876
          1,267    KYOCERA CORPORATION ADR<<                                                                                 88,373
          5,700    MITSUBISHI CORPORATION ADR                                                                               186,384
            901    MITSUI & COMPANY LIMITED ADR                                                                             186,976
          4,736    NISSAN MOTOR COMPANY LIMITED ADR<<                                                                        99,882
            699    OMNICARE INCORPORATED                                                                                     36,732
            987    PATTERSON COMPANIES INCORPORATED+<<                                                                       39,539
            143    PEP BOYS-MANNY, MOE & JACK                                                                                 1,868
            956    SCP POOL CORPORATION                                                                                      34,990
         17,396    SUMITOMO MITSUI FINANCIAL<<                                                                              141,191
            563    TECH DATA CORPORATION+<<                                                                                  20,611
            687    W.W. GRAINGER INCORPORATED                                                                                44,188

                                                                                                                          1,032,060
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $75,903,402)                                                                                   92,027,895
                                                                                                                    ---------------

                                                                                  INTEREST RATE
PRINCIPAL                                                                               %          MATURITY DATE

US TREASURY SECURITIES - 52.11%

US TREASURY NOTES - 52.11%
$     9,545,000    US TREASURY NOTE<<                                                  3.13          09/15/2008           9,351,866
      1,425,000    US TREASURY NOTE<<                                                  4.75          11/15/2008           1,463,575
     11,090,000    US TREASURY NOTE<<                                                  3.38          12/15/2008          10,930,149
     12,730,000    US TREASURY NOTE<<                                                  2.63          03/15/2009          12,216,828
     29,120,000    US TREASURY NOTE<<                                                  4.00          06/15/2009          29,278,121
      1,500,000    US TREASURY NOTE<<                                                  6.00          08/15/2009           1,617,129
      6,360,000    US TREASURY NOTE<<                                                  3.38          09/15/2009           6,249,444
      3,600,000    US TREASURY NOTE<<                                                  3.50          11/15/2009           3,551,623


                                                                                  INTEREST RATE
PRINCIPAL          SECURITY NAME                                                        %          MATURITY DATE         VALUE

$     1,400,000    US TREASURY NOTE<<                                                  3.63          01/15/2010     $     1,386,657
     27,545,000    US TREASURY NOTE<<                                                  4.00          03/15/2010          27,699,941

                                                                                                                        103,745,333
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $104,386,905)                                                                        103,745,333
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 46.96%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.42%
      2,000,000    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 2,000,000
        837,578    SHORT TERM INVESTMENTS COMPANY MONEY MARKET FUND                                                         837,579

                                                                                                                          2,837,579
                                                                                                                    ---------------


PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 45.54%
      3,000,000    ATOMIUM FUNDING CORPORATION                                         3.41          09/12/2005           2,996,760
      1,234,000    ATOMIUM FUNDING CORPORATION                                         3.59          09/26/2005           1,230,927
      4,000,000    CONCORD MINUTEMEN CAPITAL COMPANY COMMERCIAL PAPER
                   SERIES B                                                            3.55          09/08/2005           4,000,000
      4,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                     3.61          05/04/2006           3,977,280
     40,499,999    DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE
                   $40,504,026)                                                        3.58          09/01/2005          40,500,000
      3,000,000    GALAXY FUNDING INCORPORATED                                         3.43          09/29/2005           2,991,660
      3,000,000    GEMINI SECURITIZATION INCORPORATED                                  3.52          09/29/2005           2,991,660
      2,000,000    ING USA ANNUITY AND LIFE INSURANCE                                  3.72          06/06/2006           2,000,000
      4,000,000    LEGACY CAPITAL CORPORATION LLC                                      3.54          09/06/2006           3,998,040
      2,000,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                               3.61          03/16/2006           2,000,000
      4,000,000    LEXINGTON PARKER CAPITAL CORPORATION                                3.66          10/14/2005           3,982,600
      4,000,000    LIBERTY LIGHT US CAPITAL SERIES MTN                                 3.57          05/26/2006           4,000,160

WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  INTEREST RATE
PRINCIPAL          SECURITY NAME                                                        %          MATURITY DATE         VALUE
COLLATERAL FOR SECURITIES LENDING - (CONTINUED)
$     3,000,000    LIQUID FUNDING LIMITED                                              3.49          12/19/2005     $     3,000,000
      2,000,000    LIQUID FUNDING LIMITED                                              3.51          03/03/2006           2,000,000
      4,000,000    MORGAN STANLEY                                                      3.64          01/13/2006           4,000,000
      4,000,000    TICONDEROGA FUNDING LLC                                             3.55          09/20/2005           3,992,520
      3,000,000    WHITE PINE FINANCE LLC SERIES MTN                                   3.57          06/12/2006           3,000,150

                                                                                                                         90,661,757
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $93,499,336)                                                             93,499,336
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 0.99%

US TREASURY BILLS - 0.99%
         63,000    US TREASURY BILL<<^                                                 3.25          09/22/2005              62,881
        143,000    US TREASURY BILL<<^                                                 3.27          09/22/2005             142,728
        639,000    US TREASURY BILL<<^                                                 3.27          09/22/2005             637,781
        270,000    US TREASURY BILL<<^                                                 3.28          09/22/2005             269,483
        114,000    US TREASURY BILL<<^                                                 3.29          09/22/2005             113,782
        754,000    US TREASURY BILL<<^                                                 3.33          09/22/2005             752,535

                                                                                                                          1,979,190
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,979,190)                                                                            1,979,190
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES (COST $275,768,833)*                                 146.29%                        $   291,251,754
OTHER ASSETS AND LIABILITIES, NET                                                    (46.29)                            (92,162,785)
                                                                                     ------                         ---------------

TOTAL NET ASSETS                                                                     100.00%                        $   199,088,969
                                                                                     ------                         ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $317,767. THE TOTAL COLLATERAL RECEIVED REPRESENTS 101.58% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 64.44%

AMUSEMENT & RECREATION SERVICES - 0.11%
          3,374    HARRAH'S ENTERTAINMENT INCORPORATED                                                              $       234,675
          4,756    INTERNATIONAL GAME TECHNOLOGY                                                                            131,836
          1,021    MULTIMEDIA GAMES INCORPORATED+<<                                                                          10,302

                                                                                                                            376,813
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.29%
          1,845    ABERCROMBIE & FITCH COMPANY CLASS A                                                                      102,601
          2,106    AEROPOSTALE INCORPORATED+<<                                                                               53,787
          3,321    CHICO'S FAS INCORPORATED+                                                                                115,272
          8,723    GAP INCORPORATED<<                                                                                       165,824
          3,874    KOHL'S CORPORATION+                                                                                      203,191
          6,598    LIMITED BRANDS                                                                                           145,024
          4,396    NORDSTROM INCORPORATED                                                                                   147,618
          3,523    ROSS STORES INCORPORATED                                                                                  87,652

                                                                                                                          1,020,969
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.33%
         17,021    BENETTON GROUP SPA ADR<<                                                                                 336,675
          2,454    JONES APPAREL GROUP INCORPORATED                                                                          69,154
          2,388    LIZ CLAIBORNE INCORPORATED                                                                                97,979
          2,013    VF CORPORATION                                                                                           119,391
          8,254    WACOAL CORPORATION ADR                                                                                   557,558

                                                                                                                          1,180,757
                                                                                                                    ---------------

APPLICATIONS SOFTWARE - 0.02%
          3,451    CITRIX SYSTEMS INCORPORATED+                                                                              82,134
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.08%
          3,862    AUTONATION INCORPORATED+                                                                                  80,368
            810    AUTOZONE INCORPORATED+                                                                                    76,545
          2,582    CARMAX INCORPORATED+<<                                                                                    82,263
          2,331    COPART INCORPORATED+<<                                                                                    57,552

                                                                                                                            296,728
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.52%
          2,328    CENTEX CORPORATION                                                                                       157,722
          4,701    D.R. HORTON INCORPORATED                                                                                 173,561
          2,247    LENNAR CORPORATION CLASS A                                                                               139,539
          1,059    MDC HOLDINGS INCORPORATED                                                                                 80,887
            118    NVR INCORPORATED+                                                                                        104,430
          1,717    PULTE HOMES INCORPORATED                                                                                 148,005
         70,917    SEKISUI HOUSE LIMITED<<                                                                                  775,307
          8,982    VIVENDI UNIVERSAL SA ADR<<                                                                               283,382

                                                                                                                          1,862,833
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.54%
          1,409    FASTENAL COMPANY                                                                                          85,357
         26,785    HOME DEPOT INCORPORATED                                                                                1,079,971
         10,101    LOWE'S COMPANIES INCORPORATED                                                                            649,596
          2,256    SHERWIN-WILLIAMS COMPANY                                                                                 104,588

                                                                                                                          1,919,512
                                                                                                                    ---------------

SHARES             SECURITY NAME                                                                                         VALUE

BUSINESS SERVICES - 3.81%
          4,961    3COM CORPORATION+                                                                                $        16,867
          1,630    AARON RENTS INCORPORATED                                                                                  36,105
            161    ADMINISTAFF INCORPORATED                                                                                   5,791
          6,768    ADOBE SYSTEMS INCORPORATED<<                                                                             183,007
          1,425    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                      74,029
          3,028    AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                       41,908
          1,502    ANSYS INCORPORATED+<<                                                                                     56,701
          1,538    ARBITRON INCORPORATED                                                                                     64,596
          4,006    AUTODESK INCORPORATED                                                                                    173,059
          6,804    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   290,871
            493    AVOCENT CORPORATION+                                                                                      16,427
          6,426    BEA SYSTEMS INCORPORATED+                                                                                 56,677
          5,081    BISYS GROUP INCORPORATED+                                                                                 75,859
            566    BLUE COAT SYSTEMS INCORPORATED+                                                                           22,323
          4,525    BMC SOFTWARE INCORPORATED+                                                                                90,500
          2,535    BRINK'S COMPANY                                                                                          101,856
          5,101    CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    81,667
         14,699    CENDANT CORPORATION                                                                                      298,978
          3,267    CERIDIAN CORPORATION+                                                                                     66,320
          1,933    CERTEGY INCORPORATED                                                                                      66,457
          1,750    CHECKFREE CORPORATION+                                                                                    64,382
          1,889    CHOICEPOINT INCORPORATED+                                                                                 81,095
          5,664    CNET NETWORKS INCORPORATED+<<                                                                             75,784
          1,111    COGNEX CORPORATION                                                                                        33,052
          2,485    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                              113,142
          6,999    COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           188,693
          2,594    COMPUTER SCIENCES CORPORATION+                                                                           115,563
          9,026    COMPUWARE CORPORATION+                                                                                    81,776
          3,324    CONVERGYS CORPORATION+                                                                                    47,267
          2,324    CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                 47,386
          1,899    DELUXE CORPORATION                                                                                        75,466
            664    DIGITAL RIVER INCORPORATED+<<                                                                             25,219
          1,287    DST SYSTEMS INCORPORATED+<<                                                                               69,112
         13,323    EBAY INCORPORATED+                                                                                       539,448
          3,277    EFUNDS CORPORATION+                                                                                       63,902
          4,037    ELECTRONIC ARTS INCORPORATED+                                                                            231,239
          7,554    ELECTRONIC DATA SYSTEMS CORPORATION                                                                      169,210
          1,428    ELECTRONICS FOR IMAGING INCORPORATED+                                                                     28,274
          2,850    EQUIFAX INCORPORATED                                                                                      94,164
          2,040    FAIR ISAAC CORPORATION                                                                                    83,375
            610    FILENET CORPORATION+                                                                                      16,208
          9,513    FIRST DATA CORPORATION                                                                                   395,265
          3,002    FISERV INCORPORATED+                                                                                     134,700
          1,089    GETTY IMAGES INCORPORATED+<<                                                                              93,208
          1,802    GOOGLE INCORPORATED CLASS A+                                                                             515,372
          1,166    HUDSON HIGHLAND GROUP INCORPORATED+<<                                                                     29,313
            823    HYPERION SOLUTIONS CORPORATION+                                                                           35,694
            466    IDX SYSTEMS CORPORATION+<<                                                                                14,772
          3,871    IMS HEALTH INCORPORATED                                                                                  105,291
          1,144    INFOSPACE INCORPORATED+                                                                                   28,562
          4,538    INTERNET CAPITAL GROUP INCORPORATED+                                                                      36,576

WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          7,215    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                   $        87,518
          2,652    INTUIT INCORPORATED+                                                                                     121,568
          2,856    IRON MOUNTAIN INCORPORATED+                                                                               98,503
          7,746    JUNIPER NETWORKS INCORPORATED+                                                                           176,144
          1,521    KRONOS INCORPORATED+<<                                                                                    65,905
          1,946    LAMAR ADVERTISING COMPANY+                                                                                78,268
          1,637    MACROMEDIA INCORPORATED+                                                                                  60,487
            463    MANHATTAN ASSOCIATES INCORPORATED+<<                                                                       9,788
          1,793    MANPOWER INCORPORATED                                                                                     80,793
          2,995    MCAFEE INCORPORATED+                                                                                      91,797
          1,782    MERCURY INTERACTIVE CORPORATION+<<                                                                        65,346
        115,509    MICROSOFT CORPORATION                                                                                  3,164,947
            114    MICROSTRATEGY INCORPORATED CLASS A+                                                                        8,778
          2,140    MONSTER WORLDWIDE INCORPORATED+                                                                           66,854
          4,039    MPS GROUP INCORPORATED+<<                                                                                 44,671
          4,878    NCR CORPORATION+                                                                                         166,925
          7,283    NOVELL INCORPORATED+                                                                                      47,922
          2,443    OMNICOM GROUP INCORPORATED                                                                               196,515
         49,919    ORACLE CORPORATION+                                                                                      647,449
          7,241    PARAMETRIC TECHNOLOGY CORPORATION+                                                                        43,880
          5,059    REALNETWORKS INCORPORATED+                                                                                27,268
          2,585    RED HAT INCORPORATED+                                                                                     36,733
         19,936    RENTOKIL INITIAL PLC ADR                                                                                 290,434
          3,999    REUTERS GROUP PLC ADR                                                                                    158,680
          3,118    ROBERT HALF INTERNATIONAL INCORPORATED                                                                   105,014
          2,958    RSA SECURITY INCORPORATED+                                                                                38,868
            841    SAFENET INCORPORATED+                                                                                     26,912
          7,542    SAP AG ADR<<                                                                                             321,817
          7,730    SIEBEL SYSTEMS INCORPORATED                                                                               63,773
         46,673    SUN MICROSYSTEMS INCORPORATED+                                                                           177,357
          2,222    SYBASE INCORPORATED+                                                                                      49,617
         16,215    SYMANTEC CORPORATION+                                                                                    340,191
          3,039    SYNOPSYS INCORPORATED+<<                                                                                  57,741
          2,164    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                             51,503
          4,561    TIBCO SOFTWARE INCORPORATED+                                                                              34,846
            957    TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+<<                                                    25,628
            592    TRAVELZOO INCORPORATED+<<                                                                                 13,693
          6,212    UNISYS CORPORATION+<<                                                                                     41,310
          2,873    UNITED ONLINE INCORPORATED                                                                                37,435
          1,620    UNITED RENTALS INCORPORATED+<<                                                                            29,241
          1,516    USA MOBILITY INCORPORATED+                                                                                42,706
             68    VASCO DATA SECURITY INTERNATIONAL INCORPORATED+<<                                                            714
          3,878    VERISIGN INCORPORATED+                                                                                    84,540
          1,706    VIAD CORPORATION                                                                                          49,593
            444    WEBSENSE INCORPORATED+<<                                                                                  22,151
          4,177    WPP GROUP PLC ADR<<                                                                                      215,826
         15,169    YAHOO! INCORPORATED+                                                                                     505,734

                                                                                                                         13,625,891
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 6.19%
         17,593    ABBOTT LABORATORIES                                                                                      793,972
          1,498    ABGENIX INCORPORATED+<<                                                                                   16,463
          2,972    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    164,649

SHARES             SECURITY NAME                                                                                         VALUE

          6,543    AKZO NOBEL NV ADR                                                                                $       270,030
          1,728    ALBERTO-CULVER COMPANY CLASS B                                                                            74,218
            336    ALEXION PHARMACEUTICALS INCORPORATED+<<                                                                    9,610
          2,287    ALKERMES INCORPORATED+<<                                                                                  42,950
         14,313    AMGEN INCORPORATED+                                                                                    1,143,609
          1,882    ANDRX CORPORATION+                                                                                        34,121
         12,246    ASTRAZENECA PLC ADR                                                                                      564,785
          1,415    AVERY DENNISON CORPORATION                                                                                75,618
          6,414    AVON PRODUCTS INCORPORATED                                                                               210,507
          1,266    BALCHEM CORPORATION                                                                                       39,119
          6,743    BASF AG ADR                                                                                              475,651
          8,019    BAYER AG ADR                                                                                             284,755
          4,796    BIOGEN IDEC INCORPORATED+                                                                                202,151
         24,230    BRISTOL-MYERS SQUIBB COMPANY                                                                             592,908
          2,319    CABOT CORPORATION                                                                                         76,527
          7,152    CHEMTURA CORPORATION                                                                                     122,728
          1,749    CHIRON CORPORATION+                                                                                       63,734
          1,282    CLOROX COMPANY                                                                                            73,805
          6,358    COLGATE PALMOLIVE COMPANY                                                                                333,795
          1,851    DENDREON CORPORATION+<<                                                                                   10,736
          2,169    DISCOVERY LABORATORIES INCORPORATED+<<                                                                    13,535
         11,963    DOW CHEMICAL COMPANY                                                                                     516,802
         11,233    E.I. DU PONT DE NEMOURS AND COMPANY                                                                      444,490
          1,765    EASTMAN CHEMICAL COMPANY                                                                                  84,667
          3,610    ECOLAB INCORPORATED                                                                                      119,130
         11,884    ELI LILLY & COMPANY                                                                                      653,858
          1,703    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               68,784
          4,562    FOREST LABORATORIES INCORPORATED+                                                                        202,553
          5,902    GENENTECH INCORPORATED+                                                                                  554,434
          3,617    GENZYME CORPORATION+                                                                                     257,422
          6,204    GILEAD SCIENCES INCORPORATED+                                                                            266,772
         10,680    GILLETTE COMPANY                                                                                         575,332
         19,084    GLAXOSMITHKLINE PLC ADR                                                                                  929,772
          3,374    HOSPIRA INCORPORATED+                                                                                    134,420
          1,284    IMCLONE SYSTEMS INCORPORATED+                                                                             42,012
          2,186    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                         78,915
            907    INVITROGEN CORPORATION+<<                                                                                 76,850
          3,621    IVAX CORPORATION+<<                                                                                       93,784
          2,373    K-V PHARMACEUTICAL COMPANY CLASS A+                                                                       40,483
          4,161    KING PHARMACEUTICALS INCORPORATED+                                                                        61,167
          1,427    LIGAND PHARMACEUTICALS INCORPORATED CLASS B+<<                                                            11,202
          2,116    LUBRIZOL CORPORATION                                                                                      87,497
          2,188    MEDAREX INCORPORATED+                                                                                     21,989
          1,518    MEDICINES COMPANY+                                                                                        33,578
          1,259    MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                              42,819
          3,674    MEDIMMUNE INCORPORATED+                                                                                  109,963
         26,732    MERCK & COMPANY INCORPORATED                                                                             754,644
          1,831    MGI PHARMA INCORPORATED+<<                                                                                49,364
          5,325    MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                  53,303
          3,704    MONSANTO COMPANY                                                                                         236,463
          4,346    MYLAN LABORATORIES INCORPORATED                                                                           79,923
            788    NEUROCRINE BIOSCIENCES INCORPORATED+                                                                      36,090
         21,917    NOVARTIS AG ADR                                                                                        1,068,454

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          3,594    NOVO NORDISK A/S ADR                                                                             $       186,241
            640    NPS PHARMACEUTICALS INCORPORATED+                                                                          6,381
            644    OM GROUP INCORPORATED+                                                                                    12,545
          1,056    ONYX PHARMACEUTICALS INCORPORATED+<<                                                                      21,035
            954    OSI PHARMACEUTICALS INCORPORATED+                                                                         31,291
          1,280    PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                              30,938
         93,983    PFIZER INCORPORATED                                                                                    2,393,747
          2,464    PPG INDUSTRIES INCORPORATED                                                                              155,183
          4,529    PRAXAIR INCORPORATED                                                                                     218,751
         33,715    PROCTER & GAMBLE COMPANY<<                                                                             1,870,508
            103    PROGENICS PHARMACEUTICALS INCORPORATED+                                                                    2,429
          2,189    PROTEIN DESIGN LABS INCORPORATED+                                                                         58,534
         10,321    ROCHE HOLDING AG ADR                                                                                     710,237
          2,472    ROHM & HAAS COMPANY                                                                                      107,309
          1,130    SALIX PHARMACEUTICALS LIMITED+                                                                            23,029
         15,411    SANOFI-AVENTIS ADR<<                                                                                     658,974
         19,680    SCHERING-PLOUGH CORPORATION                                                                              421,349
          1,835    SEPRACOR INCORPORATED+<<                                                                                  92,117
         22,180    SHISEIDO COMPANY LIMITED                                                                                 310,342
          1,289    SIGMA-ALDRICH CORPORATION                                                                                 80,434
         21,425    SYNGENTA AG ADR+                                                                                         456,138
          1,381    VALSPAR CORPORATION                                                                                       66,716
          1,786    VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                    32,862
         16,309    WYETH                                                                                                    746,789

                                                                                                                         22,170,791
                                                                                                                    ---------------

COAL MINING - 0.10%
          1,818    ARCH COAL INCORPORATED                                                                                   116,716
          2,128    CONSOL ENERGY INCORPORATED                                                                               148,321
          1,189    PEABODY ENERGY CORPORATION                                                                                85,216

                                                                                                                            350,253
                                                                                                                    ---------------

COMMUNICATIONS - 3.38%
          1,842    ADTRAN INCORPORATED                                                                                       47,560
          4,033    ALLTEL CORPORATION                                                                                       250,006
          4,740    AMERICAN TOWER CORPORATION CLASS A+<<                                                                    113,002
         11,555    AT&T CORPORATION                                                                                         227,402
          7,190    AVAYA INCORPORATED+                                                                                       73,338
         22,496    BELLSOUTH CORPORATION<<                                                                                  591,420
          4,617    BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                                 191,098
          7,642    BT GROUP PLC ADR                                                                                         298,879
          3,436    CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+<<                                                            107,203
          2,706    CENTURYTEL INCORPORATED                                                                                   97,145
          7,155    CINCINNATI BELL INCORPORATED+                                                                             30,981
          6,240    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                207,792
         27,174    COMCAST CORPORATION CLASS A+                                                                             835,601
          4,460    CROWN CASTLE INTERNATIONAL CORPORATION+                                                                  110,430
         22,161    DEUTSCHE TELEKOM AG ADR<<                                                                                422,832
          9,532    DIRECTV GROUP INCORPORATED+                                                                              151,654
          4,069    ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                             121,785

SHARES             SECURITY NAME                                                                                         VALUE

          3,267    EMMIS COMMUNICATIONS CORPORATION CLASS A+<<                                                      $        78,277
            694    EQUINIX INCORPORATED+                                                                                     27,045
          5,263    EXTREME NETWORKS INCORPORATED+                                                                            22,736
          3,018    FOUNDRY NETWORKS INCORPORATED+                                                                            35,311
         10,752    FRANCE TELECOM SA ADR                                                                                    325,678
          3,527    IAC INTERACTIVECORP+<<                                                                                    86,588
          2,844    LAGARDERE SCA ADR<<                                                                                      202,866
          1,961    LIBERTY CORPORATION<<                                                                                     94,108
          2,893    LIBERTY GLOBAL INCORPORATED CLASS A+                                                                     146,820
            168    LIN TV CORPORATION CLASS A+<<                                                                              2,538
          3,124    MCI INCORPORATED+                                                                                         80,099
          3,596    NEXTEL PARTNERS INCORPORATED CLASS A+                                                                     94,359
         10,030    NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR<<                                                         218,554
          1,476    NTL INCORPORATED+                                                                                         94,287
         18,108    NTT DOCOMO INCORPORATED ADR<<                                                                            292,625
         23,822    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                          92,906
          7,601    REED ELSEVIER PLC ADR                                                                                    284,733
          3,639    SAGA COMMUNICATIONS INCORPORATED CLASS A+                                                                 52,838
          2,638    SBA COMMUNICATIONS CORPORATION+                                                                           39,702
         39,455    SBC COMMUNICATIONS INCORPORATED                                                                          950,076
         37,326    SPRINT NEXTEL CORPORATION                                                                                967,863
         11,227    TDC A/S ADR                                                                                              298,526
         14,373    TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                    501,618
         12,218    TELEFONICA SA ADR                                                                                        608,212
          1,021    TELEPHONE AND DATA SYSTEMS INCORPORATED                                                                   41,708
          1,021    TELEPHONE AND DATA SYSTEMS INCORPORATED SHS<<                                                             39,309
          3,651    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                          98,212
          2,970    UTSTARCOM INCORPORATED+<<                                                                                 22,869
         34,289    VERIZON COMMUNICATIONS INCORPORATED<<                                                                  1,121,593
         43,512    VODAFONE GROUP PLC ADR<<                                                                               1,185,702
          2,981    XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                              105,080

                                                                                                                         12,090,966
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.01%
          1,874    DYCOM INDUSTRIES INCORPORATED+                                                                            33,207
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 7.42%
          4,057    ABC BANCORP                                                                                               75,257
         15,054    ABN AMRO HOLDING NV ADR<<                                                                                363,545
         10,671    ALLIED IRISH BANKS PLC ADR                                                                               463,655
          3,816    AMCORE FINANCIAL INCORPORATED                                                                            117,838
          1,395    AMES NATIONAL CORPORATION                                                                                 39,855
          5,934    AMSOUTH BANCORPORATION                                                                                   156,183
          3,908    ASSOCIATED BANC-CORP                                                                                     127,166
         35,220    BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                 588,878
         47,083    BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                   580,533
          2,784    BANCTRUST FINANCIAL GROUP INCORPORATED                                                                    60,608

WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
         51,441    BANK OF AMERICA CORPORATION                                                                      $     2,213,506
          9,640    BANK OF NEW YORK COMPANY INCORPORATED                                                                    294,695
         13,935    BARCLAYS PLC ADR<<                                                                                       561,580
          8,863    BAYERISCHE HYPO-UND VEREINSBANK AG ADR<<                                                                 250,485
          7,272    BB&T CORPORATION                                                                                         295,025
          1,843    BERKSHIRE HILLS BANCORP INCORPORATED                                                                      59,437
         14,756    BNP PARIBAS SA ADR<<                                                                                     534,901
          1,841    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          48,915
          2,303    CAPITOL BANCORP LIMITED                                                                                   77,289
          2,485    CASCADE BANCORP                                                                                           52,086
          2,482    CENTRAL PACIFIC FINANCIAL CORPORATION                                                                     85,828
          3,714    CHITTENDEN CORPORATION                                                                                   100,129
         68,426    CITIGROUP INCORPORATED                                                                                 2,995,006
          1,440    CITIZENS & NORTHERN CORPORATION                                                                           43,949
          3,569    CITIZENS BANKING CORPORATION MICHIGAN                                                                    108,105
          1,716    CITY BANK LYNNWOOD WASHINGTON                                                                             57,057
          1,330    CITY NATIONAL CORPORATION                                                                                 95,813
          3,502    COASTAL FINANCIAL CORPORATION                                                                             52,810
          4,072    COBIZ INCORPORATED                                                                                        74,314
          1,776    COLUMBIA BANCORP                                                                                          73,349
          2,053    COMERICA INCORPORATED                                                                                    124,186
          2,261    COMMERCE BANCSHARES INCORPORATED                                                                         120,918
          4,079    COMMERCIAL FEDERAL CORPORATION                                                                           138,319
          3,341    COMMUNITY BANK SYSTEM INCORPORATED                                                                        78,948
          3,285    COMPASS BANCSHARES INCORPORATED                                                                          153,771
          5,295    DEUTSCHE BANK AG<<                                                                                       460,612
          1,264    FARMERS CAPITAL BANK CORPORATION                                                                          41,396
          5,089    FIFTH THIRD BANCORP                                                                                      210,735
          2,039    FIRST HORIZON NATIONAL CORPORATION                                                                        79,684
          3,105    FIRST OAK BROOK BANCSHARES INCORPORATED                                                                   94,330
          2,934    FIRST PLACE FINANCIAL CORPORATION                                                                         62,259
          2,016    FIRST REPUBLIC BANK                                                                                       72,576
          3,998    FIRSTMERIT CORPORATION                                                                                   111,784
          5,906    FULTON FINANCIAL CORPORATION                                                                             103,355
          3,270    GOLDEN WEST FINANCIAL CORPORATION                                                                        199,437
         11,709    HBOS PLC ADR<<                                                                                           549,334
          4,098    HIBERNIA CORPORATION CLASS A                                                                             130,111
          5,456    HORIZON FINANCIAL CORPORATION                                                                            116,376
         13,788    HSBC HOLDINGS PLC ADR<<                                                                                1,114,622
          4,187    HUNTINGTON BANCSHARES INCORPORATED                                                                       100,446
          6,685    HYPO REAL ESTATE HOLDING AG ADR                                                                          328,861
          1,495    IBERIABANK CORPORATION                                                                                    75,497
          4,398    INTERCHANGE FINANCIAL SERVICES CORPORATION                                                                77,273
          1,677    INVESTORS FINANCIAL SERVICES CORPORATION<<                                                                58,896
          1,361    ITLA CAPITAL CORPORATION+                                                                                 73,154
         40,974    JP MORGAN CHASE & COMPANY                                                                              1,388,609
          5,357    KEYCORP                                                                                                  177,424
         13,249    LLOYDS TSB GROUP PLC ADR<<                                                                               441,987
          1,162    M&T BANK CORPORATION                                                                                     123,892
          3,907    MARSHALL & ILSLEY CORPORATION                                                                            171,009

SHARES             SECURITY NAME                                                                                         VALUE

          4,757    MELLON FINANCIAL CORPORATION                                                                     $       154,365
          1,279    MERCANTILE BANK CORPORATION                                                                               58,067
          2,334    MERCANTILE BANKSHARES CORPORATION                                                                        125,639
          5,756    NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                    681,510
         63,795    NATIONAL BANK OF GREECE SA ADR<<                                                                         477,187
          6,621    NATIONAL CITY CORPORATION                                                                                242,527
          5,294    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                 93,069
          6,403    NORTH FORK BANCORPORATION INCORPORATED                                                                   176,018
          3,051    NORTHERN TRUST CORPORATION                                                                               152,062
          1,140    PARK NATIONAL CORPORATION                                                                                121,980
          2,316    PEOPLES BANCORP INCORPORATED                                                                              65,080
          3,762    PFF BANCORP INCORPORATED                                                                                 111,844
          2,712    PNC FINANCIAL SERVICES GROUP                                                                             152,496
          1,736    PREMIERWEST BANCORP+<<                                                                                    24,478
          3,746    PROSPERITY BANCSHARES INCORPORATED<<                                                                     109,458
          2,956    R&G FINANCIAL CORPORATION CLASS B<<                                                                       44,724
          6,283    REGIONS FINANCIAL CORPORATION                                                                            205,580
         19,171    SANPAOLO IMI SPA ADR<<                                                                                   552,317
         20,493    SOCIETE GENERALE ADR                                                                                     441,309
          5,787    SOVEREIGN BANCORP INCORPORATED                                                                           134,953
          4,603    STATE BANCORP INCORPORATED                                                                                88,473
          3,694    STATE STREET CORPORATION                                                                                 178,531
          3,409    STERLING BANCORPORATION NEW YORK                                                                          75,543
            805    SUMMIT FINANCIAL GROUP INCORPORATED<<                                                                     21,880
          3,661    SUNTRUST BANKS INCORPORATED                                                                              257,295
          2,441    SVB FINANCIAL GROUP+<<                                                                                   114,825
          5,513    SYNOVUS FINANCIAL CORPORATION                                                                            158,609
          3,123    TCF FINANCIAL CORPORATION<<                                                                               88,412
          2,347    TOMPKINS TRUST COMPANY INCORPORATED                                                                       99,321
          4,128    TRUSTMARK CORPORATION                                                                                    113,768
          1,458    UNITED SECURITY BANCSHARES INCORPORATED                                                                   41,597
         22,589    US BANCORP                                                                                               660,051
          4,366    VALLEY NATIONAL BANCORP                                                                                  103,038
         18,163    WACHOVIA CORPORATION                                                                                     901,248
          9,393    WASHINGTON MUTUAL INCORPORATED<<                                                                         390,561
          1,939    WEBSTER FINANCIAL CORPORATION                                                                             89,039
         14,049    WESTPAC BANKING CORPORATION ADR                                                                        1,049,179
          2,714    WILMINGTON TRUST CORPORATION                                                                              98,952
          1,483    WINTRUST FINANCIAL CORPORATION                                                                            76,434
          2,321    YARDVILLE NATIONAL BANCORP                                                                                82,628
          1,583    ZIONS BANCORPORATION                                                                                     110,588

                                                                                                                         26,552,233
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.34%
          3,246    BOB EVANS FARMS INCORPORATED                                                                              78,521
          2,739    CHEESECAKE FACTORY INCORPORATED+<<                                                                        86,744
          3,607    DARDEN RESTAURANTS INCORPORATED                                                                          113,296
          2,888    DENNYS CORPORATION+                                                                                       15,162
          2,443    JACK IN THE BOX INCORPORATED+<<                                                                           86,165
            863    KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                     5,998
         16,963    MCDONALD'S CORPORATION                                                                                   550,449
          1,772    OUTBACK STEAKHOUSE INCORPORATED                                                                           73,733
          4,662    YUM! BRANDS INCORPORATED                                                                                 220,885

                                                                                                                          1,230,953
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
EDUCATIONAL SERVICES - 0.08%
          2,426    APOLLO GROUP INCORPORATED CLASS A+                                                               $       190,829
          2,129    CAREER EDUCATION CORPORATION+                                                                             83,457

                                                                                                                            274,286
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.36%
         11,307    AES CORPORATION+                                                                                         177,972
          3,870    ALLEGHENY ENERGY INCORPORATED+<<                                                                         116,719
          5,748    ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                   45,869
          2,731    AMEREN CORPORATION                                                                                       150,014
          5,732    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             213,116
         12,623    BG GROUP PLC ADR<<                                                                                       577,502
          2,614    BLACK HILLS CORPORATION                                                                                  108,873
         16,470    CALPINE CORPORATION+<<                                                                                    50,563
          6,206    CENTERPOINT ENERGY INCORPORATED<<                                                                         88,187
          2,534    CH ENERGY GROUP INCORPORATED                                                                             121,885
          2,362    CINERGY CORPORATION                                                                                      104,022
          7,875    CITIZENS COMMUNICATIONS COMPANY                                                                          107,415
         58,176    CLP HOLDINGS LIMITED                                                                                     339,079
          6,418    CMS ENERGY CORPORATION+                                                                                  103,330
          3,162    CONNECTICUT WATER SERVICE INCORPORATED                                                                    80,884
          2,754    CONSOLIDATED EDISON INCORPORATED<<                                                                       129,190
          2,771    CONSTELLATION ENERGY GROUP INCORPORATED                                                                  162,796
          3,838    DOMINION RESOURCES INCORPORATED                                                                          293,530
          2,282    DTE ENERGY COMPANY                                                                                       104,447
         13,066    DUKE ENERGY CORPORATION                                                                                  378,783
         16,626    E.ON AG ADR                                                                                              530,369
          5,122    EDISON INTERNATIONAL                                                                                     230,644
         10,304    EL PASO CORPORATION                                                                                      119,526
         16,476    ENDESA SA ADR<<                                                                                          372,193
          2,759    ENERGYSOUTH INCORPORATED                                                                                  77,224
          2,100    ENTERGY CORPORATION                                                                                      157,311
          7,520    EXELON CORPORATION                                                                                       405,253
          4,420    FIRSTENERGY CORPORATION                                                                                  225,553
          4,729    FPL GROUP INCORPORATED                                                                                   203,773
        423,512    HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                                850,073
          4,879    INTERNATIONAL POWER PLC ADR<<                                                                            207,406
          2,921    KEYSPAN CORPORATION                                                                                      111,495
          1,686    KINDER MORGAN INCORPORATED                                                                               160,962
          4,085    LACLEDE GROUP INCORPORATED                                                                               132,027
          4,284    MIDDLESEX WATER COMPANY                                                                                   91,635
          7,980    NATIONAL GRID PLC ADR                                                                                    379,210
          5,464    NISOURCE INCORPORATED                                                                                    131,901
          1,538    NRG ENERGY INCORPORATED+                                                                                  61,551
          3,546    NSTAR                                                                                                    104,820
          5,717    PG&E CORPORATION                                                                                         214,502
          1,786    PINNACLE WEST CAPITAL CORPORATION                                                                         80,245
          5,958    PPL CORPORATION                                                                                          190,418
          3,644    PROGRESS ENERGY INCORPORATED                                                                             158,842
          3,335    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             215,274
          7,982    RELIANT RESOURCES INCORPORATED+<<                                                                         99,775
          5,641    RWE AG ADR                                                                                               375,739

SHARES             SECURITY NAME                                                                                         VALUE

          9,814    SCOTTISH POWER PLC ADR<<                                                                         $       355,561
          3,460    SEMPRA ENERGY                                                                                            155,077
          8,498    SOUTHERN COMPANY                                                                                         292,331
         12,208    SUEZ SA ADR<<                                                                                            357,939
          2,575    TXU CORPORATION                                                                                          249,827
          2,214    UIL HOLDINGS CORPORATION                                                                                 117,253
         20,703    UNITED UTILITIES PLC ADR<<                                                                               485,485
          6,927    WASTE MANAGEMENT INCORPORATED                                                                            190,008
          8,972    WILLIAMS COMPANIES INCORPORATED                                                                          201,332
          1,995    WPS RESOURCES CORPORATION                                                                                114,992
          7,904    XCEL ENERGY INCORPORATED                                                                                 152,073

                                                                                                                         12,013,775
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.18%
          1,590    ADC TELECOMMUNICATIONS
                   INCORPORATED+<<                                                                                           33,295
          6,109    ADVANCED MICRO DEVICES INCORPORATED+                                                                     126,884
         10,480    ALCATEL SA ADR+<<                                                                                        122,302
          5,475    ALTERA CORPORATION+                                                                                      119,738
          3,986    AMERICAN POWER CONVERSION CORPORATION                                                                    104,314
          4,525    ANALOG DEVICES INCORPORATED                                                                              164,936
          3,777    ANDREW CORPORATION+                                                                                       43,549
          6,682    APPLIED MICRO CIRCUITS CORPORATION+                                                                       18,375
            737    APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                    14,069
            482    ATMI INCORPORATED+<<                                                                                      14,860
          3,744    BROADCOM CORPORATION CLASS A+                                                                            162,864
          7,462    CANON INCORPORATED ADR                                                                                   377,950
         28,726    CHARTERED SEMICONDUCTOR+<<                                                                               191,028
         80,418    CISCO SYSTEMS INCORPORATED+                                                                            1,416,965
          3,909    COMVERSE TECHNOLOGY INCORPORATED+                                                                        100,774
          1,434    CREE INCORPORATED+<<                                                                                      36,768
            561    CYMER INCORPORATED+                                                                                       18,793
          2,451    CYPRESS SEMICONDUCTOR+<<                                                                                  38,309
          1,779    DITECH COMMUNICATIONS CORPORATION+                                                                        13,093
             90    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                1,996
          4,919    EMERSON ELECTRIC COMPANY                                                                                 330,950
            781    ENDWAVE CORPORATION+<<                                                                                    24,227
          7,412    FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            178,481
          6,669    GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                              19,140
        141,503    GENERAL ELECTRIC COMPANY                                                                               4,755,916
            286    GREATBATCH INCORPORATED+                                                                                   7,150
          1,024    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             105,882
          2,832    HARRIS CORPORATION                                                                                       109,344
          9,969    INFINEON TECHNOLOGIES AG ADR+<<                                                                           93,709
          3,691    INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                              39,494
         74,336    INTEL CORPORATION                                                                                      1,911,922
          1,577    INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                  28,039
          1,461    INTERNATIONAL RECTIFIER CORPORATION+<<                                                                    70,274
          3,245    INTERSIL CORPORATION CLASS A                                                                              68,145

WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          3,174    JABIL CIRCUIT INCORPORATED+                                                                      $        93,443
         14,743    JDS UNIPHASE CORPORATION+                                                                                 23,441
          2,798    KLA-TENCOR CORPORATION                                                                                   142,026
          9,822    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES<<                                                   260,774
          1,602    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 131,172
          8,573    LATTICE SEMICONDUCTOR CORPORATION+                                                                        38,064
          3,707    LINEAR TECHNOLOGY CORPORATION                                                                            140,606
          1,248    LITTELFUSE INCORPORATED+                                                                                  34,719
          6,466    LSI LOGIC CORPORATION+<<                                                                                  62,332
         54,668    LUCENT TECHNOLOGIES INCORPORATED+<<                                                                      168,377
         27,755    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                       486,823
          4,311    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   183,864
          1,206    MAYTAG CORPORATION                                                                                        22,793
          5,184    MCDATA CORPORATION CLASS A+                                                                               27,890
          3,268    MICROCHIP TECHNOLOGY INCORPORATED                                                                        101,700
          8,643    MICRON TECHNOLOGY INCORPORATED+                                                                          102,938
         33,328    MINEBEA COMPANY LIMITED ADR                                                                              274,696
          2,969    MOLEX INCORPORATED                                                                                        79,450
         30,737    MOTOROLA INCORPORATED                                                                                    672,526
          1,032    NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                   46,017
          5,778    NATIONAL SEMICONDUCTOR CORPORATION                                                                       144,046
          5,150    NETWORK APPLIANCE INCORPORATED+                                                                          122,261
          8,049    NIDEC CORPORATION ADR                                                                                    230,121
         23,580    NOKIA OYJ ADR                                                                                            371,857
          2,640    NOVELLUS SYSTEMS INCORPORATED+<<                                                                          70,778
          2,757    NVIDIA CORPORATION+<<                                                                                     84,585
         10,285    OMRON CORPORATION                                                                                        226,736
            852    OPENWAVE SYSTEMS INCORPORATED+<<                                                                          14,663
          9,791    PIONEER CORPORATION                                                                                      152,446
          1,052    PLEXUS CORPORATION+                                                                                       17,968
          4,426    PMC-SIERRA INCORPORATED+                                                                                  37,532
          2,710    POLYCOM INCORPORATED+                                                                                     48,265
          1,838    QLOGIC CORPORATION+                                                                                       63,521
         20,502    QUALCOMM INCORPORATED                                                                                    814,134
          1,490    RAMBUS INCORPORATED+<<                                                                                    15,645
          6,449    RF MICRO DEVICES INCORPORATED+<<                                                                          42,241
          3,052    ROCKWELL COLLINS INCORPORATED                                                                            146,893
            699    ROGERS CORPORATION+<<                                                                                     27,310
          9,166    SANMINA-SCI CORPORATION+                                                                                  46,472
          2,773    SCIENTIFIC-ATLANTA INCORPORATED                                                                          106,095
            734    SILICON LABORATORIES INCORPORATED+                                                                        22,776
         13,519    SIRIUS SATELLITE RADIO INCORPORATED+                                                                      93,011
          3,346    SKYWORKS SOLUTIONS INCORPORATED+                                                                          25,229
         10,559    SONY CORPORATION ADR                                                                                     354,994
          3,062    TDK CORPORATION ADR<<                                                                                    228,211
          7,764    TELLABS INCORPORATED+                                                                                     69,022
         20,847    TEXAS INSTRUMENTS INCORPORATED                                                                           681,280
          2,796    THOMAS & BETTS CORPORATION+                                                                               99,370
          4,972    TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                      19,192
            932    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   42,229
          3,495    VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                    45,085

SHARES             SECURITY NAME                                                                                         VALUE

          4,445    XILINX INCORPORATED                                                                              $       124,860
            577    ZORAN CORPORATION+                                                                                         9,094

                                                                                                                         18,555,108
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.33%
          2,279    AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                    74,637
          1,616    APPLERA CORPORATION-CELERA GENOMICS GROUP+<<                                                              18,972
            161    CDI CORPORATION                                                                                            4,339
          2,832    CELGENE CORPORATION+                                                                                     142,167
          1,112    CEPHALON INCORPORATED+<<                                                                                  45,058
          2,498    CURAGEN CORPORATION+<<                                                                                    10,916
          1,522    ERESEARCH TECHNOLOGY INCORPORATED+                                                                        23,469
            875    ESSEX CORPORATION+                                                                                        19,329
          1,732    FLUOR CORPORATION                                                                                        107,228
          1,255    GEN-PROBE INCORPORATED+                                                                                   57,128
          3,173    INCYTE CORPORATION+                                                                                       23,353
          4,218    MOODY'S CORPORATION                                                                                      207,146
          2,504    NAVIGANT CONSULTING INCORPORATED+                                                                         48,427
          4,131    PAYCHEX INCORPORATED                                                                                     140,991
          2,476    QUEST DIAGNOSTICS INCORPORATED                                                                           123,751
          7,486    SERVICEMASTER COMPANY                                                                                    102,858
          1,091    TELIK INCORPORATED+                                                                                       16,692

                                                                                                                          1,166,461
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.21%
          1,004    ALLIANT TECHSYSTEMS INCORPORATED+                                                                         77,238
          2,674    BALL CORPORATION                                                                                         100,302
          2,407    CRANE COMPANY                                                                                             71,271
          2,089    FORTUNE BRANDS INCORPORATED                                                                              181,701
          2,707    ILLINOIS TOOL WORKS INCORPORATED                                                                         228,146
          1,728    NCI BUILDING SYSTEMS INCORPORATED+<<                                                                      65,145
          1,130    SUN HYDRAULICS CORPORATION                                                                                22,589
          1,543    TASER INTERNATIONAL INCORPORATED+<<                                                                       13,347

                                                                                                                            759,739
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.02%
          4,798    JANUS CAPITAL GROUP INCORPORATED                                                                          67,796
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.24%
          8,122    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    359,886
          9,296    ARCHER-DANIELS-MIDLAND COMPANY                                                                           209,253
         12,373    CADBURY SCHWEPPES PLC ADR<<                                                                              493,435
          3,909    CAMPBELL SOUP COMPANY                                                                                    114,925
         24,893    COCA-COLA COMPANY                                                                                      1,095,292
          3,950    COCA-COLA ENTERPRISES INCORPORATED                                                                        88,283
         52,503    COMPASS GROUP PLC ADR<<                                                                                  235,366
          7,216    CONAGRA FOODS INCORPORATED                                                                               164,741
          4,730    DEL MONTE FOODS COMPANY+<<                                                                                51,131
          9,622    DIAGEO PLC ADR                                                                                           555,286
          3,468    FLOWERS FOODS INCORPORATED                                                                                94,434
          3,810    GENERAL MILLS INCORPORATED                                                                               175,717
            590    HANSEN NATURAL CORPORATION+<<                                                                             29,294

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          4,579    HERCULES INCORPORATED+                                                                           $        58,382
          2,576    HERSHEY FOODS CORPORATION<<                                                                              152,216
          4,219    HJ HEINZ COMPANY                                                                                         151,547
          2,414    HORMEL FOODS CORPORATION                                                                                  76,982
          1,681    JM SMUCKER COMPANY                                                                                        80,217
          3,234    KELLOGG COMPANY                                                                                          146,597
         44,666    KIRIN BREWERY COMPANY LIMITED                                                                            452,913
          3,456    KRAFT FOODS INCORPORATED CLASS A                                                                         107,136
          2,696    MCCORMICK & COMPANY INCORPORATED<<                                                                        91,421
         19,145    NESTLE SA ADR                                                                                          1,338,758
          3,308    PEPSI BOTTLING GROUP INCORPORATED                                                                         97,520
          3,040    PEPSIAMERICAS INCORPORATED                                                                                76,669
         19,755    PEPSICO INCORPORATED                                                                                   1,083,562
         11,098    SARA LEE CORPORATION                                                                                     210,862
            564    TREEHOUSE FOODS INCORPORATED+<<                                                                           16,976
          4,566    TYSON FOODS INCORPORATED CLASS A                                                                          81,183
          1,985    WM. WRIGLEY JR. COMPANY                                                                                  141,034

                                                                                                                          8,031,018
                                                                                                                    ---------------

FOOD STORES - 0.64%
          4,592    ALBERTSON'S INCORPORATED<<                                                                                92,437
         11,095    COLES MYER LIMITED ADR                                                                                   660,152
         23,526    KONINKLIJKE AHOLD NV ADR+                                                                                210,087
         10,073    KROGER COMPANY+                                                                                          198,841
          5,722    SAFEWAY INCORPORATED                                                                                     135,783
          5,913    STARBUCKS CORPORATION+                                                                                   289,974
         32,487    TESCO PLC ADR<<                                                                                          571,882
          1,085    WHOLE FOODS MARKET INCORPORATED<<                                                                        140,247

                                                                                                                          2,299,403
                                                                                                                    ---------------

FORESTRY - 0.06%
          3,057    WEYERHAEUSER COMPANY                                                                                     198,766
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.20%
            859    ETHAN ALLEN INTERIORS INCORPORATED                                                                        27,677
          2,550    HERMAN MILLER INCORPORATED                                                                                76,245
          1,141    HILLENBRAND INDUSTRIES INCORPORATED                                                                       56,788
          1,706    HNI CORPORATION                                                                                           98,351
          4,388    LEGGETT & PLATT INCORPORATED                                                                             106,233
          6,964    MASCO CORPORATION                                                                                        213,656
          4,709    NEWELL RUBBERMAID INCORPORATED                                                                           110,332
            825    SELECT COMFORT CORPORATION+<<                                                                             15,947

                                                                                                                            705,229
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.85%
          2,026    BJ'S WHOLESALE CLUB INCORPORATED+                                                                         57,842
          5,368    DOLLAR GENERAL CORPORATION                                                                               102,314
          2,528    FAMILY DOLLAR STORES INCORPORATED                                                                         50,257
          3,575    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 246,585
          3,584    FOOT LOCKER INCORPORATED                                                                                  78,275
          1,685    FRED'S INCORPORATED                                                                                       23,607
          3,731    JC PENNEY COMPANY INCORPORATED                                                                           181,439
          2,275    SAKS INCORPORATED+                                                                                        49,390
          1,358    SEARS HOLDINGS CORPORATION+                                                                              184,505
         11,452    TARGET CORPORATION                                                                                       615,545

SHARES             SECURITY NAME                                                                                         VALUE

          7,573    TJX COMPANIES INCORPORATED                                                                       $       158,351
         28,654    WAL-MART STORES INCORPORATED                                                                           1,288,284

                                                                                                                          3,036,394
                                                                                                                    ---------------

HEALTH SERVICES - 0.49%
          6,723    CAREMARK RX INCORPORATED+                                                                                314,166
          1,598    CORVEL CORPORATION+                                                                                       37,825
          2,201    DAVITA INCORPORATED+                                                                                     101,048
          5,576    HCA INCORPORATED                                                                                         274,897
          4,098    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                        99,663
          2,881    HUMAN GENOME SCIENCES INCORPORATED+<<                                                                     37,194
          1,043    LABONE INCORPORATED+                                                                                      45,089
          2,228    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              109,885
            416    LCA-VISION INCORPORATED                                                                                   17,077
          1,968    LINCARE HOLDINGS INCORPORATED+<<                                                                          83,325
          2,213    MANOR CARE INCORPORATED                                                                                   87,347
          1,878    NEKTAR THERAPEUTICS+                                                                                      32,076
            950    PEDIATRIX MEDICAL GROUP INCORPORATED+<<                                                                   70,423
          2,123    RENAL CARE GROUP INCORPORATED+<<                                                                          99,972
          7,402    TENET HEALTHCARE CORPORATION+                                                                             90,156
          2,057    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                    78,785
            664    UNIVERSAL HEALTH SERVICES CLASS B                                                                         33,937
          3,091    VALEANT PHARMACEUTICALS INTERNATIONAL                                                                     61,758
            818    VICURON PHARMACEUTICALS INCORPORATED+                                                                     23,567
          1,955    WATSON PHARMACEUTICALS INCORPORATED+                                                                      67,408

                                                                                                                          1,765,598
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.21%
          1,635    4KIDS ENTERTAINMENT INCORPORATED+                                                                         28,155
          4,502    ACADIA REALTY TRUST<<                                                                                     79,685
          1,538    AGREE REALTY CORPORATION                                                                                  45,525
          1,679    ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                           137,594
          3,064    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        122,254
          4,684    ARCHSTONE-SMITH TRUST                                                                                    188,765
          1,819    AVALONBAY COMMUNITIES INCORPORATED<<                                                                     152,869
            522    BEDFORD PROPERTY INVESTORS                                                                                12,032
          1,932    CAPITAL TRUST INCORPORATED NEW YORK CLASS A                                                               63,582
          1,902    CEDAR SHOPPING CENTERS INCORPORATED                                                                       27,921
          2,854    CORPORATE OFFICE PROPERTIES TRUST<<                                                                       99,433
          2,475    CORRECTIONAL PROPERTIES TRUST                                                                             72,418
          3,775    DISCOVERY HOLDING COMPANY+<<                                                                              57,154
          3,160    DUKE REALTY CORPORATION                                                                                  103,458
          2,670    ENTERTAINMENT PROPERTIES TRUST                                                                           121,645
          5,951    EQUITY OFFICE PROPERTIES TRUST                                                                           198,168
          4,901    EQUITY RESIDENTIAL                                                                                       185,111
          2,931    FELCOR LODGING TRUST INCORPORATED+<<                                                                      44,698
            164    FIRST POTOMAC REALTY TRUST                                                                                 4,231
          3,511    HERITAGE PROPERTY INVESTMENT TRUST<<                                                                     125,378
          7,207    HOST MARRIOTT CORPORATION                                                                                126,050
          2,510    IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                    35,040

WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          3,563    ISTAR FINANCIAL INCORPORATED                                                                     $       147,758
          2,543    KILROY REALTY CORPORATION<<                                                                              134,042
          1,202    LASALLE HOTEL PROPERTIES                                                                                  40,592
          2,810    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                           125,270
         50,469    MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR                                                        522,354
          3,626    NATIONAL HEALTH INVESTORS INCORPORATED                                                                   105,045
          3,003    ONE LIBERTY PROPERTIES INCORPORATED                                                                       61,141
          1,165    PARKWAY PROPERTIES INCORPORATED                                                                           56,316
          2,526    PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                108,997
          4,607    PLUM CREEK TIMBER COMPANY                                                                                169,307
          1,809    RAIT INVESTMENT TRUST                                                                                     54,071
          1,838    RAMCO-GERSHENSON PROPERTIES                                                                               53,339
          2,604    SAUL CENTERS INCORPORATED                                                                                 95,931
          2,600    SIMON PROPERTY GROUP INCORPORATED                                                                        197,782
          1,127    SOVRAN SELF STORAGE INCORPORATED<<                                                                        52,293
          2,282    TANGER FACTORY OUTLET CENTERS INCORPORATED                                                                63,257
          1,444    TRUSTREET PROPERTIES INCORPORATED                                                                         23,812
          2,535    UNIVERSAL HEALTH REALTY INCOME TRUST                                                                      87,432
          2,191    VORNADO REALTY TRUST                                                                                     188,470

                                                                                                                          4,318,375
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
          4,165    BED BATH & BEYOND INCORPORATED+                                                                          168,891
          5,523    BEST BUY COMPANY INCORPORATED<<                                                                          263,226
          4,236    CIRCUIT CITY STORES INCORPORATED                                                                          71,546
          2,519    PIER 1 IMPORTS INCORPORATED                                                                               31,362
          2,652    RADIO SHACK CORPORATION<<                                                                                 66,459

                                                                                                                            601,484
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.18%
          1,369    GAYLORD ENTERTAINMENT COMPANY+                                                                            58,319
          7,033    HILTON HOTELS CORPORATION                                                                                162,955
          3,229    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              204,105
          3,553    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         207,140

                                                                                                                            632,519
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.15%
          7,881    3M COMPANY<<                                                                                             560,733
          2,192    AGCO CORPORATION+                                                                                         45,002
          3,651    AMERICAN STANDARD COMPANIES INCORPORATED                                                                 166,486
         10,285    APPLE COMPUTER INCORPORATED+                                                                             482,675
         21,129    APPLIED MATERIALS INCORPORATED                                                                           386,872
          3,303    BAKER HUGHES INCORPORATED                                                                                194,051
          1,484    BLACK & DECKER CORPORATION                                                                               126,585
            427    BLACK BOX CORPORATION<<                                                                                   18,348
          7,352    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              29,335

SHARES             SECURITY NAME                                                                                         VALUE

            733    BROOKS AUTOMATION INCORPORATED+<<                                                                $        10,409
          8,692    CATERPILLAR INCORPORATED                                                                                 482,319
          1,353    CDW CORPORATION<<                                                                                         79,935
            932    COOPER CAMERON CORPORATION+<<                                                                             67,244
          3,109    DEERE & COMPANY                                                                                          203,266
         29,799    DELL INCORPORATED+                                                                                     1,060,844
          1,150    DIEBOLD INCORPORATED                                                                                      55,200
          3,349    DOVER CORPORATION                                                                                        136,304
          2,202    EATON CORPORATION                                                                                        140,752
         32,509    EMC CORPORATION+                                                                                         418,066
          1,444    EMULEX CORPORATION+                                                                                       31,118
          5,675    ENTEGRIS INCORPORATED+                                                                                    59,417
          1,813    FLOWSERVE CORPORATION+                                                                                    67,335
          2,221    FMC TECHNOLOGIES INCORPORATED+                                                                            89,306
          8,015    GATEWAY INCORPORATED+                                                                                     24,366
          4,020    GRANT PRIDECO INCORPORATED+<<                                                                            148,177
         36,879    HEWLETT-PACKARD COMPANY                                                                                1,023,761
          3,294    HITACHI LIMITED ADR                                                                                      202,779
         19,166    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,545,163
          7,628    KOMATSU LIMITED ADR<<                                                                                    336,322
          2,778    LAM RESEARCH CORPORATION+<<                                                                               88,063
          1,733    LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    109,144
            245    LINDSAY MANUFACTURING COMPANY                                                                              6,199
            838    LUFKIN INDUSTRIES INCORPORATED                                                                            38,665
         24,677    MAKITA CORPORATION                                                                                       489,098
          1,243    MICROS SYSTEMS INCORPORATED+                                                                              55,425
          2,325    NATIONAL-OILWELL INCORPORATED+                                                                           149,288
         41,218    NEC CORPORATION ADR                                                                                      222,165
          2,464    NORDSON CORPORATION                                                                                       87,521
          4,040    PALL CORPORATION                                                                                         115,544
            684    PALM INCORPORATED+                                                                                        23,379
          1,681    PARKER HANNIFIN CORPORATION                                                                              108,324
          3,267    PITNEY BOWES INCORPORATED                                                                                141,298
          2,972    SANDISK CORPORATION+                                                                                     115,403
          6,657    SIEMENS AG ADR<<                                                                                         509,261
          2,522    SMITH INTERNATIONAL INCORPORATED<<                                                                        87,614
         15,732    SOLECTRON CORPORATION+                                                                                    64,501
          1,623    SPX CORPORATION                                                                                           73,911
          2,191    STANLEY WORKS                                                                                            100,238
          2,627    STORAGE TECHNOLOGY CORPORATION+                                                                           97,068
          4,930    SYMBOL TECHNOLOGIES INCORPORATED                                                                          45,257
          1,718    TENNANT COMPANY                                                                                           65,181
          1,248    TEREX CORPORATION+                                                                                        60,878
          1,958    TORO COMPANY                                                                                              76,029
          1,144    UNOVA INCORPORATED+<<                                                                                     33,188
          2,297    VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                    91,467
          1,361    ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                                   50,847

                                                                                                                         11,297,126
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
          4,813    AON CORPORATION                                                                                          144,005
          3,075    HUMANA INCORPORATED+                                                                                     148,092
          1,209    JEFFERSON-PILOT CORPORATION                                                                               60,124
          6,420    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  180,081

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          2,062    NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                        $        90,522
          5,282    UNUMPROVIDENT CORPORATION<<                                                                              102,048

                                                                                                                            724,872
                                                                                                                    ---------------
INSURANCE CARRIERS - 2.87%
          3,516    AETNA INCORPORATED                                                                                       280,120
          5,959    AFLAC INCORPORATED                                                                                       257,548
         24,045    ALLIANZ AG ADR<<                                                                                         312,825
          1,763    ALLMERICA FINANCIAL CORPORATION+                                                                          71,772
          6,918    ALLSTATE CORPORATION                                                                                     388,861
          1,546    AMBAC FINANCIAL GROUP INCORPORATED                                                                       106,025
         28,832    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              1,706,854
            711    AMERICAN NATIONAL INSURANCE COMPANY                                                                       78,935
          1,432    AMERICAN PHYSICIANS CAPITAL INCORPORATED+<<                                                               63,309
          7,404    AXA ADR<<                                                                                                197,687
          2,540    CHUBB CORPORATION                                                                                        220,878
          1,724    CIGNA CORPORATION                                                                                        198,812
          2,978    CINCINNATI FINANCIAL CORPORATION<<                                                                       122,038
          1,924    CNA FINANCIAL CORPORATION+                                                                                55,738
          3,537    FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                 138,367
          3,366    GENWORTH FINANCIAL INCORPORATED                                                                          108,284
          3,755    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           274,303
          2,382    HEALTH NET INCORPORATED+                                                                                 109,834
         14,965    ING GROUP NV ADR<<                                                                                       437,277
          2,256    LINCOLN NATIONAL CORPORATION                                                                             111,875
          2,321    LOEWS CORPORATION                                                                                        203,529
          2,161    MBIA INCORPORATED<<                                                                                      125,273
          4,874    METLIFE INCORPORATED                                                                                     238,729
          1,336    MGIC INVESTMENT CORPORATION                                                                               83,406
          5,165    MILLEA HOLDINGS INCORPORATED                                                                             377,562
          3,987    OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   100,353
          1,492    PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                                                112,467
          1,392    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                           108,145
          1,926    PMI GROUP INCORPORATED<<                                                                                  77,926
          4,335    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   198,543
          2,566    PROGRESSIVE CORPORATION                                                                                  247,388
          1,948    PROTECTIVE LIFE CORPORATION                                                                               79,926
          6,155    PRUDENTIAL FINANCIAL INCORPORATED                                                                        396,197
          1,791    RADIAN GROUP INCORPORATED                                                                                 91,663
          2,453    SAFECO CORPORATION                                                                                       127,899
          8,942    ST. PAUL COMPANIES INCORPORATED                                                                          384,595
            916    STANCORP FINANCIAL GROUP INCORPORATED                                                                     74,059
          4,921    SWISS REINSURANCE COMPANY ADR<<                                                                          315,958
          1,348    TORCHMARK CORPORATION                                                                                     71,094
         15,077    UNITEDHEALTH GROUP INCORPORATED                                                                          776,466
          1,944    UNITRIN INCORPORATED                                                                                      89,755
          7,713    WELLPOINT INCORPORATED+                                                                                  572,690
         10,289    ZURICH FINANCIAL SERVICES AG ADR                                                                         181,260

                                                                                                                         10,276,225
                                                                                                                    ---------------

SHARES             SECURITY NAME                                                                                         VALUE

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
          1,552    CORRECTIONS CORPORATION OF AMERICA+                                                              $        61,459
            900    GEO GROUP INCORPORATED+                                                                                   25,110

                                                                                                                             86,569
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 0.06%
          6,262    COACH INCORPORATED+                                                                                      207,836
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%
          4,619    GEORGIA-PACIFIC CORPORATION                                                                              148,223
          1,029    SKYLINE CORPORATION                                                                                       40,512

                                                                                                                            188,735
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.92%
          1,912    ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                   75,256
            649    ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+                                                            33,417
         12,547    ADVANTEST CORPORATION ADR                                                                                247,427
          1,659    AFFYMETRIX INCORPORATED+<<                                                                                82,104
          6,642    AGILENT TECHNOLOGIES INCORPORATED+                                                                       213,607
          3,684    ALIGN TECHNOLOGY INCORPORATED+<<                                                                          25,088
          1,726    ALLERGAN INCORPORATED                                                                                    158,878
          2,833    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              60,910
            817    BADGER METER INCORPORATED                                                                                 35,785
          1,004    BAUSCH & LOMB INCORPORATED                                                                                76,093
          8,313    BAXTER INTERNATIONAL INCORPORATED                                                                        335,263
          3,560    BECTON DICKINSON & COMPANY                                                                               187,363
          3,764    BIOMET INCORPORATED                                                                                      138,854
          8,894    BOSTON SCIENTIFIC CORPORATION+                                                                           239,071
          2,020    C.R. BARD INCORPORATED                                                                                   129,947
          1,613    CREDENCE SYSTEMS CORPORATION+                                                                             14,307
          3,444    DANAHER CORPORATION                                                                                      184,461
          1,906    DENTSPLY INTERNATIONAL INCORPORATED                                                                      100,961
          4,384    EASTMAN KODAK COMPANY                                                                                    106,838
            734    FARO TECHNOLOGIES INCORPORATED+                                                                           15,164
          1,614    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                          104,071
         13,404    FUJI PHOTO FILM COMPANY LIMITED ADR                                                                      436,300
          4,172    GUIDANT CORPORATION                                                                                      294,710
            514    HOLOGIC INCORPORATED+                                                                                     24,790
            887    INTUITIVE SURGICAL INCORPORATED+<<                                                                        65,993
          2,521    IRIS INTERNATIONAL INCORPORATED+                                                                          43,840
            599    ITRON INCORPORATED+                                                                                       27,716
            914    LASERSCOPE+<<                                                                                             26,735
         14,428    MEDTRONIC INCORPORATED                                                                                   822,396
          1,432    MENTOR CORPORATION<<                                                                                      75,323
            836    MILLIPORE CORPORATION+<<                                                                                  53,462
          2,892    NEWPORT CORPORATION+                                                                                      38,579
          9,734    OLYMPUS CORPORATION ADR                                                                                  190,940
          3,801    PERKINELMER INCORPORATED                                                                                  78,681
          6,104    RAYTHEON COMPANY                                                                                         239,399
          1,321    RESMED INCORPORATED+<<                                                                                    95,561
          2,547    RICOH COMPANY LIMITED ADR                                                                                198,539

WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          2,777    ROCKWELL AUTOMATION INCORPORATED                                                                 $       144,515
            881    SONOSITE INCORPORATED+                                                                                    31,540
          5,105    ST. JUDE MEDICAL INCORPORATED+                                                                           234,319
          3,977    STRYKER CORPORATION                                                                                      216,945
          1,575    TECHNE CORPORATION+<<                                                                                     89,728
          2,130    TEKTRONIX INCORPORATED                                                                                    53,825
          3,703    TERADYNE INCORPORATED+<<                                                                                  62,210
          3,440    THERMO ELECTRON CORPORATION+                                                                              95,976
            220    THERMOGENESIS+<<                                                                                           1,190
          2,115    TRIMBLE NAVIGATION LIMITED+                                                                               77,240
          2,139    WATERS CORPORATION+                                                                                       97,260
          1,502    WRIGHT MEDICAL GROUP INCORPORATED+<<                                                                      36,303
         13,186    XEROX CORPORATION+                                                                                       176,824
          3,457    ZIMMER HOLDINGS INCORPORATED+                                                                            284,062

                                                                                                                          6,879,766
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.03%
          1,449    COVENTRY HEALTH CARE INCORPORATED+                                                                       115,920
                                                                                                                    ---------------

METAL MINING - 0.34%
          3,187    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      134,396
          5,646    NEWMONT MINING CORPORATION                                                                               223,469
          1,555    PHELPS DODGE CORPORATION                                                                                 167,209
          4,575    RIO TINTO PLC ADR<<                                                                                      654,911
            546    SOUTHERN PERU COPPER CORPORATION                                                                          26,743

                                                                                                                          1,206,728
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
          2,159    VULCAN MATERIALS COMPANY                                                                                 155,124
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.86%
            490    ACCO BRANDS CORPORATION+                                                                                  12,789
          3,121    CALLAWAY GOLF COMPANY                                                                                     46,534
            473    CHARLES & COLVARD LIMITED+<<                                                                               9,072
          3,588    HASBRO INCORPORATED                                                                                       74,272
            660    JAKKS PACIFIC INCORPORATED+                                                                               10,963
         40,332    JOHNSON & JOHNSON                                                                                      2,556,645
          6,165    MATTEL INCORPORATED                                                                                      111,155
          1,069    RC2 CORPORATION+                                                                                          41,531
          2,824    RUSS BERRIE AND COMPANY INCORPORATED                                                                      47,302
            587    STEINWAY MUSICAL INSTRUMENTS+                                                                             16,230
          2,650    TIFFANY & COMPANY                                                                                         99,163
          2,488    YANKEE CANDLE COMPANY INCORPORATED                                                                        68,345

                                                                                                                          3,094,001
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.65%
          3,984    AMAZON.COM INCORPORATED+<<                                                                               170,117
             47    BLAIR CORPORATION                                                                                          1,880
          1,552    CASH AMERICA INTERNATIONAL INCORPORATED                                                                   32,545
          6,380    COSTCO WHOLESALE CORPORATION                                                                             277,147
         11,002    CVS CORPORATION                                                                                          323,129
          2,614    DOLLAR TREE STORES INCORPORATED+                                                                          59,521
          2,328    EXPRESS SCRIPTS INCORPORATED+<<                                                                          134,698
          3,256    MICHAELS STORES INCORPORATED<<                                                                           118,193
          5,826    OFFICE DEPOT INCORPORATED+                                                                               174,780

SHARES             SECURITY NAME                                                                                         VALUE

          3,522    PETSMART INCORPORATED                                                                            $        90,762
          7,449    RITE AID CORPORATION+                                                                                     30,392
         12,088    STAPLES INCORPORATED                                                                                     265,452
         12,983    WALGREEN COMPANY                                                                                         601,502
          1,814    WORLD FUEL SERVICES CORPORATION                                                                           59,318

                                                                                                                          2,339,436
                                                                                                                    ---------------

MISCELLANEOUS SERVICES - 0.07%
         13,428    ADECCO SA ADR<<                                                                                          161,136
          1,426    D&B CORPORATION+                                                                                          90,793

                                                                                                                            251,929
                                                                                                                    ---------------

MOTION PICTURES - 0.65%
         37,750    LIBERTY MEDIA CORPORATION CLASS A+<<                                                                     313,702
          1,945    MACROVISION CORPORATION+                                                                                  35,983
         18,222    NEWS CORPORATION CLASS A                                                                                 295,379
         56,808    TIME WARNER INCORPORATED                                                                               1,017,999
         26,274    WALT DISNEY COMPANY                                                                                      661,842

                                                                                                                          2,324,905
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.22%
          1,296    ARKANSAS BEST CORPORATION                                                                                 43,636
          1,453    CNF INCORPORATED                                                                                          73,333
          2,090    FORWARD AIR CORPORATION                                                                                   73,735
          2,744    LANDSTAR SYSTEM INCORPORATED<<                                                                            99,662
          7,115    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               504,383

                                                                                                                            794,749
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.15%
            379    ACCREDITED HOME LENDERS HOLDING COMPANY+                                                                  15,183
         12,389    AMERICAN EXPRESS COMPANY                                                                                 684,368
          3,073    AMERICREDIT CORPORATION+                                                                                  76,641
          3,260    APOLLO INVESTMENT CORPORATION                                                                             62,697
          3,055    CAPITAL ONE FINANCIAL CORPORATION                                                                        251,243
          3,482    CIT GROUP INCORPORATED                                                                                   157,665
          7,903    COUNTRYWIDE FINANCIAL CORPORATION                                                                        267,042
          1,973    DORAL FINANCIAL CORPORATION<<                                                                             28,293
         11,765    FANNIE MAE                                                                                               600,486
            442    FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C<<                                                       10,325
            967    FINANCIAL FEDERAL CORPORATION<<                                                                           37,761
          8,401    FREDDIE MAC                                                                                              507,252
         15,111    MBNA CORPORATION                                                                                         380,797
          2,354    METRIS COMPANIES INCORPORATED+<<                                                                          34,416
          5,921    ORIX CORPORATION ADR<<                                                                                   488,483
          5,862    PROVIDIAN FINANCIAL CORPORATION+                                                                         109,033
          5,696    SLM CORPORATION                                                                                          283,376
            388    STUDENT LOAN CORPORATION                                                                                  87,688
          1,537    WORLD ACCEPTANCE CORPORATION+                                                                             39,332

                                                                                                                          4,122,081
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 2.08%
          3,090    ANADARKO PETROLEUM CORPORATION                                                                           280,788
          4,343    APACHE CORPORATION                                                                                       311,046
         23,311    BHP BILLITON LIMITED ADR<<                                                                               729,867

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          1,858    BJ SERVICES COMPANY                                                                              $       117,203
          5,592    BURLINGTON RESOURCES INCORPORATED                                                                        412,634
          2,108    CABOT OIL & GAS CORPORATION                                                                               91,045
          1,472    CAL DIVE INTERNATIONAL INCORPORATED+                                                                      91,941
          1,136    CHENIERE ENERGY INCORPORATED+                                                                             44,361
          2,278    CIMAREX ENERGY COMPANY+<<                                                                                 97,362
          1,854    DENBURY RESOURCES INCORPORATED+<<                                                                         83,856
          6,922    DEVON ENERGY CORPORATION                                                                                 420,650
          1,741    DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                 102,824
          2,069    ENCORE ACQUISITION COMPANY+                                                                               69,787
          5,375    ENI SPA ADR<<                                                                                            796,844
          2,544    ENSCO INTERNATIONAL INCORPORATED                                                                         103,948
          3,505    EOG RESOURCES INCORPORATED                                                                               223,724
          1,802    FX ENERGY INCORPORATED+<<                                                                                 21,029
          5,899    HALLIBURTON COMPANY                                                                                      365,561
          2,099    HANOVER COMPRESSOR COMPANY+                                                                               31,737
          1,715    KERR-MCGEE CORPORATION                                                                                   150,971
          1,361    NOBLE ENERGY INCORPORATED                                                                                119,959
          4,976    OCCIDENTAL PETROLEUM CORPORATION                                                                         413,157
          2,206    PIONEER NATURAL RESOURCES COMPANY                                                                        108,976
          2,956    PRIDE INTERNATIONAL INCORPORATED+<<                                                                       74,787
         16,306    REPSOL YPF SA ADR                                                                                        482,005
          2,136    ROWAN COMPANIES INCORPORATED                                                                              79,459
            929    SEACOR SMIT INCORPORATED+                                                                                 66,424
            587    SPINNAKER EXPLORATION COMPANY+<<                                                                          26,397
          2,139    ST. MARY LAND & EXPLORATION COMPANY                                                                       73,731
          1,049    TIDEWATER INCORPORATED<<                                                                                  46,723
          7,867    TOTAL SA ADR<<                                                                                         1,037,185
            383    TRI-VALLEY CORPORATION+<<                                                                                  3,849
          2,480    UNIT CORPORATION+                                                                                        129,109
          6,133    XTO ENERGY INCORPORATED                                                                                  244,093

                                                                                                                          7,453,032
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.41%
          1,231    BOWATER INCORPORATED                                                                                      38,198
          1,223    GREIF INCORPORATED CLASS A                                                                                71,974
          5,894    INTERNATIONAL PAPER COMPANY                                                                              181,830
          5,022    KIMBERLY-CLARK CORPORATION                                                                               312,971
          4,317    MEADWESTVACO CORPORATION                                                                                 125,063
            188    NEENAH PAPER INCORPORATED                                                                                  5,696
          2,090    OFFICEMAX INCORPORATED                                                                                    61,760
         19,337    STORA ENSO OYJ ADR<<                                                                                     268,011
          2,039    TEMPLE-INLAND INCORPORATED                                                                                78,481
         16,622    UPM-KYMMENE OYJ ADR<<                                                                                    333,271

                                                                                                                          1,477,255
                                                                                                                    ---------------

PERSONAL SERVICES - 0.09%
          2,649    CINTAS CORPORATION                                                                                       109,271
          1,237    G & K SERVICES INCORPORATED CLASS A                                                                       53,154
          4,188    H & R BLOCK INCORPORATED                                                                                 112,867
          1,436    REGIS CORPORATION                                                                                         58,804
             88    UNIFIRST CORPORATION                                                                                       3,457

                                                                                                                            337,553
                                                                                                                    ---------------

SHARES             SECURITY NAME                                                                                         VALUE

PETROLEUM REFINING & RELATED INDUSTRIES - 3.37%
          1,004    AMERADA HESS CORPORATION                                                                         $       127,608
          1,531    ASHLAND INCORPORATED                                                                                      93,069
         22,224    BP PLC ADR                                                                                             1,519,677
         26,192    CHEVRONTEXACO CORPORATION                                                                              1,608,189
         16,535    CONOCOPHILLIPS                                                                                         1,090,318
         81,717    EXXON MOBIL CORPORATION                                                                                4,894,848
          2,704    FRONTIER OIL CORPORATION                                                                                  99,102
          1,328    HEADWATERS INCORPORATED+                                                                                  51,128
          5,356    MARATHON OIL CORPORATION                                                                                 344,444
          2,738    MURPHY OIL CORPORATION                                                                                   149,632
         12,978    ROYAL DUTCH SHELL PLC ADR CLASS A                                                                        843,051
          7,905    ROYAL DUTCH SHELL PLC ADR CLASS B<<                                                                      535,485
          2,396    SUNOCO INCORPORATED                                                                                      174,189
          1,620    TESORO PETROLEUM CORPORATION                                                                              93,636
          3,454    VALERO ENERGY CORPORATION                                                                                367,851
          2,325    WD-40 COMPANY                                                                                             67,053

                                                                                                                         12,059,280
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.52%
         11,735    ALCOA INCORPORATED                                                                                       314,381
          2,619    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       72,337
          1,391    CARPENTER TECHNOLOGY CORPORATION                                                                          77,479
          2,009    COMMSCOPE INCORPORATED+                                                                                   37,568
          3,252    ENGELHARD CORPORATION                                                                                     92,519
          9,348    JOHNSON MATTHEY PLC ADR<<                                                                                380,982
         10,578    KUBOTA CORPORATION ADR<<                                                                                 329,505
            602    LONE STAR TECHNOLOGIES INCORPORATED+                                                                      33,291
          1,751    MAVERICK TUBE CORPORATION+                                                                                55,769
          2,921    NUCOR CORPORATION                                                                                        164,978
          1,531    PRECISION CASTPARTS CORPORATION                                                                          148,017
          1,782    STEEL DYNAMICS INCORPORATED<<                                                                             56,186
          2,237    UNITED STATES STEEL CORPORATION                                                                           93,775

                                                                                                                          1,856,787
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.82%
          3,536    BELO CORPORATION CLASS A                                                                                  86,844
          1,288    CONSOLIDATED GRAPHICS INCORPORATED+                                                                       49,730
          1,640    DOW JONES & COMPANY INCORPORATED<<                                                                        66,994
          2,741    GANNETT COMPANY INCORPORATED                                                                             199,325
          1,035    KNIGHT-RIDDER INCORPORATED<<                                                                              66,323
            381    MARTHA STEWART LIVING OMNIMEDIA INCORPORATED+<<                                                           12,306
          5,413    MCGRAW-HILL COMPANIES INCORPORATED                                                                       261,015
          2,436    NEW YORK TIMES COMPANY CLASS A                                                                            77,781
         15,366    PEARSON PLC ADR                                                                                          187,772
          5,291    READER'S DIGEST ASSOCIATION INCORPORATED                                                                  86,032
         13,184    REED ELSEVIER NV ADR<<                                                                                   369,020
          1,983    REYNOLDS & REYNOLDS COMPANY CLASS A                                                                       56,595
          4,405    RR DONNELLEY & SONS COMPANY                                                                              164,571
          7,481    TOPPAN PRINTING COMPANY LIMITED ADR<<                                                                    370,567
          2,901    TRIBUNE COMPANY                                                                                          108,991
          1,967    VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                   77,559

WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
         17,419    VIACOM INCORPORATED CLASS B                                                                      $       592,072
            119    WASHINGTON POST COMPANY CLASS B                                                                           99,008

                                                                                                                          2,932,505
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.23%
          4,622    BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 245,059
          3,198    CSX CORPORATION                                                                                          140,488
          3,831    KANSAS CITY SOUTHERN+<<                                                                                   77,041
          5,949    NORFOLK SOUTHERN CORPORATION                                                                             211,844
          2,244    UNION PACIFIC CORPORATION                                                                                153,198

                                                                                                                            827,630
                                                                                                                    ---------------

REAL ESTATE - 0.11%
          4,244    CATELLUS DEVELOPMENT CORPORATION                                                                         148,879
            719    CONSOLIDATED-TOMOKA LAND COMPANY                                                                          53,925
          2,142    JONES LANG LASALLE INCORPORATED                                                                          105,665
          1,530    NEW CENTURY FINANCIAL CORPORATION<<                                                                       65,775
            746    PHH CORPORATION+<<                                                                                        22,559

                                                                                                                            396,803
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.13%
          5,684    BRIDGESTONE CORPORATION                                                                                  222,992
          4,011    GOODYEAR TIRE & RUBBER COMPANY+<<                                                                         67,385
          1,952    SEALED AIR CORPORATION+                                                                                   99,064
          3,602    TUPPERWARE CORPORATION                                                                                    78,956

                                                                                                                            468,397
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.27%
          1,717    AG EDWARDS INCORPORATED                                                                                   77,626
         11,451    AMVESCAP PLC ADR                                                                                         152,985
          1,271    BEAR STEARNS COMPANIES INCORPORATED                                                                      127,736
          2,153    BKF CAPITAL GROUP INCORPORATED                                                                            69,714
            825    BLACKROCK INCORPORATED                                                                                    67,774
         14,090    CHARLES SCHWAB CORPORATION                                                                               190,638
            530    CHICAGO MERCANTILE EXCHANGE                                                                              147,128
         11,866    CREDIT SUISSE GROUP ADR                                                                                  517,595
          6,532    E*TRADE FINANCIAL CORPORATION+                                                                           104,512
          1,887    FEDERATED INVESTORS INCORPORATED CLASS B                                                                  58,610
          2,508    FRANKLIN RESOURCES INCORPORATED                                                                          201,744
          3,883    GOLDMAN SACHS GROUP INCORPORATED                                                                         431,712
          4,641    KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                                39,077
            879    LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                          440
          1,626    LEGG MASON INCORPORATED                                                                                  169,966
          3,278    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    346,353
         10,959    MERRILL LYNCH & COMPANY INCORPORATED                                                                     626,416
         12,805    MORGAN STANLEY                                                                                           651,390
         24,403    NOMURA HOLDINGS INCORPORATED ADR<<                                                                       335,785
          1,001    PIPER JAFFRAY COMPANIES INCORPORATED+                                                                     30,520
          2,304    STIFEL FINANCIAL CORPORATION+                                                                             59,098
          2,070    T ROWE PRICE GROUP INCORPORATED                                                                          130,410

                                                                                                                          4,537,229
                                                                                                                    ---------------

SHARES             SECURITY NAME                                                                                         VALUE

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.40%
            826    CABOT MICROELECTRONICS CORPORATION+<<                                                            $        24,623
         19,665    CORNING INCORPORATED+                                                                                    392,513
          4,556    GENTEX CORPORATION                                                                                        77,999
          8,628    HANSON PLC ADR                                                                                           452,884
         20,684    LAFARGE SA ADR                                                                                           485,660

                                                                                                                          1,433,679
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.03%
            995    MOHAWK INDUSTRIES INCORPORATED+                                                                           84,953
            716    OXFORD INDUSTRIES INCORPORATED                                                                            33,402

                                                                                                                            118,355
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.70%
         24,689    ALTRIA GROUP INCORPORATED                                                                              1,745,512
         11,601    BRITISH AMERICAN TOBACCO PLC ADR                                                                         471,465
          1,425    REYNOLDS AMERICAN INCORPORATED<<                                                                         119,614
            818    UNIVERSAL CORPORATION                                                                                     34,045
          2,619    UST INCORPORATED<<                                                                                       111,465
          2,095    VECTOR GROUP LIMITED<<                                                                                    41,900

                                                                                                                          2,524,001
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.36%
          4,858    AMR CORPORATION+<<                                                                                        61,162
         40,289    BAA PLC ADR<<                                                                                            443,107
          5,889    DELTA AIR LINES INCORPORATED+<<                                                                            6,831
          3,895    FEDEX CORPORATION                                                                                        317,209
         21,194    JAPAN AIRLINES SYSTEM ADR+<<                                                                             296,546
          4,377    NORTHWEST AIRLINES CORPORATION+<<                                                                         22,016
         11,009    SOUTHWEST AIRLINES COMPANY                                                                               146,640

                                                                                                                          1,293,511
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.79%
         13,537    BAE SYSTEMS PLC ADR                                                                                      318,704
         10,042    BOEING COMPANY                                                                                           673,015
          4,014    CLARCOR INCORPORATED                                                                                     113,596
          5,674    DAIMLERCHRYSLER AG<<                                                                                     293,232
          2,378    DANA CORPORATION                                                                                          32,008
          9,033    DELPHI CORPORATION<<                                                                                      50,133
         39,016    FIAT SPA ADR<<                                                                                           345,292
         23,920    FORD MOTOR COMPANY                                                                                       238,482
          2,261    GENERAL DYNAMICS CORPORATION                                                                             259,088
          5,911    GENERAL MOTORS CORPORATION<<                                                                             202,097
          3,676    GENUINE PARTS COMPANY                                                                                    168,434
          2,295    GOODRICH CORPORATION                                                                                     105,157
          1,480    GREENBRIER COMPANIES INCORPORATED                                                                         42,698
          1,189    GROUP 1 AUTOMOTIVE INCORPORATED+                                                                          35,194
          4,203    HARLEY-DAVIDSON INCORPORATED                                                                             207,040
            700    HEICO CORPORATION<<                                                                                       16,835
         13,612    HONDA MOTOR COMPANY LIMITED ADR                                                                          366,435
         10,918    HONEYWELL INTERNATIONAL INCORPORATED                                                                     417,941
          1,330    ITT INDUSTRIES INCORPORATED                                                                              145,130
          2,752    JOHNSON CONTROLS INCORPORATED                                                                            165,065
          1,235    LEAR CORPORATION<<                                                                                        46,560
          4,181    LOCKHEED MARTIN CORPORATION                                                                              260,226
          1,190    NAVISTAR INTERNATIONAL CORPORATION+                                                                       38,032
          4,139    NORTHROP GRUMMAN CORPORATION                                                                             232,157
          2,887    PACCAR INCORPORATED                                                                                      202,321

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            429    TENNECO AUTOMOTIVE INCORPORATED+                                                                 $         7,778
          1,829    TEXTRON INCORPORATED                                                                                     130,408
          7,989    TOYOTA MOTOR CORPORATION ADR<<                                                                           654,938
          1,108    TRIUMPH GROUP INCORPORATED+                                                                               43,511
         11,655    UNITED TECHNOLOGIES CORPORATION                                                                          582,750

                                                                                                                          6,394,257
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.10%
          3,527    EXPEDIA INCORPORATED+<<                                                                                   78,511
          2,317    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                      128,617
          2,550    GATX CORPORATION                                                                                         103,351
          2,878    SABRE HOLDINGS CORPORATION                                                                                55,200

                                                                                                                            365,679
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.05%
          2,007    ALEXANDER & BALDWIN INCORPORATED                                                                         105,187
          1,316    KIRBY CORPORATION+                                                                                        61,852

                                                                                                                            167,039
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.67%
          1,340    AMERISOURCEBERGEN CORPORATION                                                                            100,058
          1,056    BROWN-FORMAN CORPORATION CLASS B                                                                          59,801
          5,498    CARDINAL HEALTH INCORPORATED                                                                             327,736
          2,824    DEAN FOODS COMPANY+                                                                                      104,319
            876    KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                             25,097
          4,145    MCKESSON CORPORATION                                                                                     193,447
          4,251    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     209,447
          2,471    NIKE INCORPORATED CLASS B                                                                                194,987
          5,516    SMURFIT-STONE CONTAINER CORPORATION+                                                                      60,897
          8,372    SYSCO CORPORATION                                                                                        279,457
            995    TRACTOR SUPPLY COMPANY+                                                                                   51,203
          6,257    UNILEVER NV NY SHARES<<                                                                                  432,984
          8,932    UNILEVER PLC ADR<<                                                                                       362,996

                                                                                                                          2,402,429
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.67%
          2,732    ARROW ELECTRONICS INCORPORATED+                                                                           81,468
          2,748    AVNET INCORPORATED+                                                                                       68,837
          3,238    CYTYC CORPORATION+                                                                                        80,788
            925    DREW INDUSTRIES INCORPORATED+<<                                                                           41,486
          2,571    KYOCERA CORPORATION ADR<<                                                                                179,327
         14,005    MITSUBISHI CORPORATION ADR                                                                               457,949
          2,212    MITSUI & COMPANY LIMITED ADR                                                                             459,034
         10,708    NISSAN MOTOR COMPANY LIMITED ADR<<                                                                       225,832
          1,898    OMNICARE INCORPORATED                                                                                     99,740
          2,760    PEP BOYS-MANNY, MOE & JACK                                                                                36,046
          2,706    SCP POOL CORPORATION                                                                                      99,040
         44,760    SUMITOMO MITSUI FINANCIAL<<                                                                              363,286
          4,535    SYCAMORE NETWORKS INCORPORATED+                                                                           16,961
          1,454    TECH DATA CORPORATION+<<                                                                                  53,231
          3,049    VISTEON CORPORATION                                                                                       30,124
          1,886    W.W. GRAINGER INCORPORATED                                                                               121,308

                                                                                                                          2,414,457
                                                                                                                    ---------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE %    MATURITY DATE       VALUE

TOTAL COMMON STOCKS (COST $197,906,169)                                                                             $   230,745,871
                                                                                                                    ---------------

US TREASURY SECURITIES - 33.88%

US TREASURY NOTES - 33.88%
$     6,975,000    US TREASURY NOTE<<                                                   3.13           09/15/2008         6,833,868
      1,000,000    US TREASURY NOTE<<                                                   4.75           11/15/2008         1,027,070
     12,780,000    US TREASURY NOTE<<                                                   3.38           12/15/2008        12,595,789
     21,160,000    US TREASURY NOTE<<                                                   2.63           03/15/2009        20,306,998
     37,050,000    US TREASURY NOTE<<                                                   4.00           06/15/2009        37,251,181
      1,270,000    US TREASURY NOTE<<                                                   6.00           08/15/2009         1,369,169
      8,150,000    US TREASURY NOTE<<                                                   3.38           09/15/2009         8,008,329
      3,700,000    US TREASURY NOTE<<                                                   3.50           11/15/2009         3,650,279
      2,150,000    US TREASURY NOTE<<                                                   3.50           02/15/2010         2,118,675
     28,000,000    US TREASURY NOTE<<                                                   4.00           03/15/2010        28,157,500

                                                                                                                        121,318,858
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $121,956,827)                                                                        121,318,858
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 46.24%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.33%
      1,566,000    EVERGREEN MONEY MARKET FUND                                                                            1,566,000
      2,495,623    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 2,495,623
        709,448    SHORT TERM INVESTMENTS COMPANY MONEY MARKET FUND                                                         709,448

                                                                                                                          4,771,071
                                                                                                                    ---------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 44.91%
      5,000,000    ATOMIUM FUNDING CORPORATION                                          3.41           09/12/2005         4,994,600
      3,000,000    ATOMIUM FUNDING CORPORATION                                          3.59           09/26/2005         2,992,530
        940,000    BETA FINANCE INCORPORATED                                            3.64           06/02/2006           940,301
      7,000,000    CONCORD MINUTEMEN CAPITAL COMPANY COMMERCIAL PAPER SERIES B          3.55           09/08/2005         7,000,000
        940,000    DEUTSCHE BANK NEW YORK                                               3.72           11/10/2005           939,998
     48,000,000    DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $48,004,773)      3.58           09/01/2005        48,000,000
      5,000,000    GALAXY FUNDING INCORPORATED                                          3.43           09/29/2005         4,986,100

WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


PRINCIPAL          SECURITY NAME                                                  INTEREST RATE %    MATURITY DATE       VALUE
COLLATERAL FOR SECURITIES LENDING - (CONTINUED)
$     5,000,000    GEMINI SECURITIZATION INCORPORATED                                   3.52           09/29/2005   $     4,986,100
      9,000,000    GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE $9,000,900)       3.60           09/01/2005         9,000,000
      5,000,000    ING USA ANNUITY AND LIFE INSURANCE                                   3.72           06/06/2006         5,000,000
      1,253,000    K2 USA LLC                                                           3.63           07/24/2006         1,253,313
      8,000,000    LEGACY CAPITAL CORPORATION LLC                                       3.54           09/06/2005         7,996,080
      6,000,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                3.61           03/16/2006         6,000,000
      1,566,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                3.76           12/23/2005         1,566,736
      8,000,000    LEXINGTON PARKER CAPITAL CORPORATION                                 3.66           10/14/2005         7,965,200
      3,132,000    LINKS FINANCE LLC                                                    3.56           03/15/2006         3,131,937
      4,000,000    LIQUID FUNDING LIMITED                                               3.49           12/19/2005         4,000,000
      2,000,000    LIQUID FUNDING LIMITED                                               3.51           03/03/2006         2,000,000
      1,253,000    MORGAN STANLEY                                                       3.60           08/13/2010         1,253,100
      7,000,000    MORGAN STANLEY                                                       3.64           01/13/2006         7,000,000
      3,132,000    RACERS TRUST                                                         3.61           05/20/2005         3,132,492
      3,132,000    TANGO FINANCE CORPORATION                                            3.63           10/25/2006         3,132,407
      8,000,000    TICONDEROGA FUNDING LLC                                              3.55           09/20/2005         7,985,040
      8,000,000    TOTAL CAPITAL S.A.                                                   3.57           09/01/2005         8,000,000
      1,566,000    TRAVELERS INSURANCE COMPANY                                          3.65           02/10/2006         1,565,969
      4,000,000    WHITE PINE FINANCE LLC                                               3.55           01/18/2006         3,999,840
      2,000,000    WHITE PINE FINANCE LLC SERIES MTN                                    3.57           06/12/2006         2,000,100

                                                                                                                        160,821,843
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $165,592,914)                                                           165,592,914
                                                                                                                    ---------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE %    MATURITY DATE       VALUE

SHORT-TERM INVESTMENTS - 1.24%

US TREASURY BILLS - 1.24%
$       198,000    US TREASURY BILL<<^                                                  3.24           09/22/2005   $       197,626
         11,000    US TREASURY BILL<<^                                                  3.25           09/22/2005            10,979
         34,000    US TREASURY BILL<<^                                                  3.25           09/22/2005            33,936
         87,000    US TREASURY BILL<<^                                                  3.26           09/22/2005            86,835
        157,000    US TREASURY BILL<<^                                                  3.27           09/22/2005           156,701
      2,351,000    US TREASURY BILL<<^                                                  3.27           09/22/2005         2,346,515
        231,000    US TREASURY BILL<<^                                                  3.28           09/22/2005           230,558
        446,000    US TREASURY BILL<<^                                                  3.29           09/22/2005           445,145
         83,000    US TREASURY BILL<<^                                                  3.31           09/22/2005            82,840
        840,000    US TREASURY BILL<<^                                                  3.33           09/22/2005           838,368

                                                                                                                          4,429,503
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,429,503)                                                                            4,429,503
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES (COST $489,885,413)*                                                    145.80%     $   522,087,146
OTHER ASSETS AND LIABILITIES, NET                                                                       (45.80)        (163,998,182)
                                                                                                        ------      ---------------
TOTAL NET ASSETS                                                                                        100.00%     $   358,088,964
                                                                                                        ------      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,393,083. THE TOTAL COLLATERAL RECEIVED REPRESENTS 101.73% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 77.86%
ADVERTISING - 0.01%
          3,255    CENVEO INCORPORATED+                                                                             $        31,378
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 0.12%
          2,081    HARRAH'S ENTERTAINMENT INCORPORATED                                                                      144,755
          4,710    INTERNATIONAL GAME TECHNOLOGY                                                                            130,561

                                                                                                                            275,316
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.35%
          1,599    ABERCROMBIE & FITCH COMPANY CLASS A                                                                       88,920
          2,792    CHICO'S FAS INCORPORATED+                                                                                 96,910
          6,223    GAP INCORPORATED<<                                                                                       118,299
          3,009    KOHL'S CORPORATION+                                                                                      157,822
          4,601    LIMITED BRANDS                                                                                           101,130
          3,476    NORDSTROM INCORPORATED                                                                                   116,724
          1,486    PAYLESS SHOESOURCE INCORPORATED+                                                                          27,551
          2,595    ROSS STORES INCORPORATED                                                                                  64,564

                                                                                                                            771,920
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.39%
         11,589    BENETTON GROUP SPA ADR                                                                                   229,230
          1,156    INNOVO GROUP INCORPORATED+                                                                                 2,474
          1,649    JONES APPAREL GROUP INCORPORATED                                                                          46,469
          2,026    LIZ CLAIBORNE INCORPORATED                                                                                83,127
          1,770    VF CORPORATION                                                                                           104,978
          6,096    WACOAL CORPORATION ADR<<                                                                                 411,785

                                                                                                                            878,063
                                                                                                                    ---------------

APPLICATIONS SOFTWARE - 0.03%
          3,134    CITRIX SYSTEMS INCORPORATED+                                                                              74,589
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
          3,123    AUTONATION INCORPORATED+                                                                                  64,990
            380    AUTOZONE INCORPORATED+                                                                                    35,910
          2,064    CARMAX INCORPORATED+                                                                                      65,759

                                                                                                                            166,659
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
          2,307    PACIFIC ETHANOL INCORPORATED+<<                                                                           19,263
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.65%
          1,725    CENTEX CORPORATION                                                                                       116,869
          1,378    COMSTOCK HOMEBUILDING+                                                                                    29,351
          4,640    D.R. HORTON INCORPORATED                                                                                 171,309
          1,334    KB HOME                                                                                                   98,930
          1,780    LENNAR CORPORATION CLASS A                                                                               110,538
          1,533    PULTE HOMES INCORPORATED                                                                                 132,145
         49,982    SEKISUI HOUSE LIMITED                                                                                    546,433
          7,477    VIVENDI UNIVERSAL SA ADR                                                                                 235,899

                                                                                                                          1,441,474
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.68%
            931    FASTENAL COMPANY                                                                                          56,400
         21,303    HOME DEPOT INCORPORATED                                                                                  858,937

SHARES             SECURITY NAME                                                                                         VALUE

          8,035    LOWE'S COMPANIES INCORPORATED                                                                    $       516,731
          1,547    SHERWIN-WILLIAMS COMPANY                                                                                  71,719

                                                                                                                          1,503,787
                                                                                                                    ---------------

BUSINESS SERVICES - 4.59%
          6,723    3COM CORPORATION+                                                                                         22,858
          5,562    ADOBE SYSTEMS INCORPORATED<<                                                                             150,396
          1,414    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                      73,457
          4,770    APPLIED DIGITAL SOLUTIONS+<<                                                                              14,692
          1,282    ARBITRON INCORPORATED                                                                                     53,844
          3,176    ARIBA INCORPORATED+                                                                                       18,865
          3,255    AUTODESK INCORPORATED                                                                                    140,616
          5,861    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   250,558
          5,783    BEA SYSTEMS INCORPORATED+                                                                                 51,006
          3,687    BMC SOFTWARE INCORPORATED+                                                                                73,740
          3,999    CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    64,024
         11,443    CENDANT CORPORATION                                                                                      232,751
          2,625    CERIDIAN CORPORATION+                                                                                     53,287
          1,415    CERTEGY INCORPORATED                                                                                      48,648
          1,569    CHOICEPOINT INCORPORATED+                                                                                 67,357
            704    CLICK COMMERCE INCORPORATED+                                                                              12,609
          1,483    COGNEX CORPORATION                                                                                        44,119
          5,501    COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           148,307
          2,017    COMPUTER SCIENCES CORPORATION+                                                                            89,857
          7,354    COMPUWARE CORPORATION+                                                                                    66,627
          2,193    CONVERGYS CORPORATION+<<                                                                                  31,184
          2,502    CSK CORPORATION<<                                                                                        108,211
          1,677    DELUXE CORPORATION                                                                                        66,644
            951    DST SYSTEMS INCORPORATED+<<                                                                               51,069
         11,476    EBAY INCORPORATED+                                                                                       464,663
          3,002    ECHELON CORPORATION+<<                                                                                    25,457
          2,467    EFUNDS CORPORATION+                                                                                       48,106
          3,352    ELECTRONIC ARTS INCORPORATED+                                                                            192,003
          5,689    ELECTRONIC DATA SYSTEMS CORPORATION                                                                      127,434
          1,911    ELECTRONICS FOR IMAGING INCORPORATED+                                                                     37,838
          1,913    EQUIFAX INCORPORATED                                                                                      63,206
          1,970    FAIR ISAAC CORPORATION                                                                                    80,514
          1,542    FILENET CORPORATION+<<                                                                                    40,971
          7,662    FIRST DATA CORPORATION                                                                                   318,356
          2,173    FISERV INCORPORATED+                                                                                      97,503
          1,352    GOOGLE INCORPORATED CLASS A+                                                                             386,672
          3,159    IMS HEALTH INCORPORATED                                                                                   85,925
              1    INFOSPACE INCORPORATED+                                                                                       17
          3,641    INTERNET CAPITAL GROUP INCORPORATED+                                                                      29,346
          4,877    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            59,158
          1,917    INTUIT INCORPORATED+                                                                                      87,875
          6,415    JUNIPER NETWORKS INCORPORATED+<<                                                                         145,877
          2,366    KEANE INCORPORATED+<<                                                                                     27,209
          1,699    MACROMEDIA INCORPORATED+                                                                                  62,778
          1,714    MANPOWER INCORPORATED                                                                                     77,233
          2,517    MCAFEE INCORPORATED+                                                                                      77,146
          2,124    MENTOR GRAPHICS CORPORATION+<<                                                                            18,118
          1,543    MERCURY INTERACTIVE CORPORATION+<<                                                                        56,582
         84,828    MICROSOFT CORPORATION                                                                                  2,324,287
          2,103    MONSTER WORLDWIDE INCORPORATED+                                                                           65,698

WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          3,439    MPS GROUP INCORPORATED+                                                                          $        38,035
          4,145    NCR CORPORATION+                                                                                         141,842
          2,649    NDCHEALTH CORPORATION<<                                                                                   49,828
          7,552    NOVELL INCORPORATED+                                                                                      49,692
          1,781    OMNICOM GROUP INCORPORATED                                                                               143,264
         37,656    ORACLE CORPORATION+                                                                                      488,398
          8,662    PARAMETRIC TECHNOLOGY CORPORATION+                                                                        52,492
          8,085    REALNETWORKS INCORPORATED+                                                                                43,578
          3,823    RED HAT INCORPORATED+                                                                                     54,325
         17,731    RENTOKIL INITIAL PLC ADR                                                                                 258,311
          2,756    REUTERS GROUP PLC ADR                                                                                    109,358
          2,856    ROBERT HALF INTERNATIONAL INCORPORATED                                                                    96,190
          1,770    RSA SECURITY INCORPORATED+                                                                                23,258
          6,352    SAP AG ADR<<                                                                                             271,040
          6,631    SIEBEL SYSTEMS INCORPORATED                                                                               54,706
         33,570    SUN MICROSYSTEMS INCORPORATED+                                                                           127,566
          2,414    SYBASE INCORPORATED+                                                                                      53,905
         12,481    SYMANTEC CORPORATION+                                                                                    261,851
          2,219    SYNOPSYS INCORPORATED+                                                                                    42,161
          1,603    TOTAL SYSTEM SERVICES INCORPORATED                                                                        37,590
          4,309    UNISYS CORPORATION+<<                                                                                     28,655
          1,749    VASCO DATA SECURITY INTERNATIONAL INCORPORATED+<<                                                         18,364
          3,743    VERISIGN INCORPORATED+                                                                                    81,597
          2,508    VIAD CORPORATION                                                                                          72,908
            818    WEBSENSE INCORPORATED+<<                                                                                  40,810
          2,022    WEBSIDESTORY INCORPORATED+                                                                                33,646
          3,431    WPP GROUP PLC ADR<<                                                                                      177,280
         13,350    YAHOO! INCORPORATED+                                                                                     445,089

                                                                                                                         10,230,437
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 7.65%
          5,410    AASTROM BIOSCIENCES INCORPORATED+<<                                                                       15,094
         14,874    ABBOTT LABORATORIES                                                                                      671,264
          1,871    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    103,653
          4,923    AKZO NOBEL NV ADR                                                                                        203,172
          1,438    ALBERTO-CULVER COMPANY CLASS B                                                                            61,762
         12,081    AMGEN INCORPORATED+                                                                                      965,272
          8,486    ASTRAZENECA PLC ADR                                                                                      391,374
            757    AVERY DENNISON CORPORATION                                                                                40,454
          5,485    AVON PRODUCTS INCORPORATED                                                                               180,018
          1,323    BARR LABORATORIES INCORPORATED+                                                                           60,342
          3,883    BIOGEN IDEC INCORPORATED+                                                                                163,668
         18,679    BRISTOL-MYERS SQUIBB COMPANY                                                                             457,075
          1,589    CABOT CORPORATION                                                                                         52,437
          5,680    CHEMTURA CORPORATION                                                                                      97,469
          1,390    CHIRON CORPORATION+                                                                                       50,652
         10,636    CIBA SPECIALTY CHEMICALS                                                                                 325,143
          5,372    COLGATE PALMOLIVE COMPANY                                                                                282,030
          1,980    CYPRESS BIOSCIENCE INCORPORATED+                                                                          27,245
          3,646    DISCOVERY LABORATORIES INCORPORATED+<<                                                                    22,751
          9,716    DOW CHEMICAL COMPANY                                                                                     419,731
          9,429    E.I. DU PONT DE NEMOURS AND COMPANY                                                                      373,106
          1,400    EASTMAN CHEMICAL COMPANY                                                                                  67,158
          2,656    ECOLAB INCORPORATED                                                                                       87,648
          4,800    EISAI COMPANY LIMITED ADR                                                                                180,969
          9,355    ELI LILLY & COMPANY                                                                                      514,712

SHARES             SECURITY NAME                                                                                         VALUE

          2,062    EPIX MEDICAL INCORPORATED+<<                                                                     $        17,589
          1,857    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               75,004
          3,717    FOREST LABORATORIES INCORPORATED+                                                                        165,035
          5,114    GENENTECH INCORPORATED+                                                                                  480,409
          3,045    GENZYME CORPORATION+                                                                                     216,713
          5,784    GILEAD SCIENCES INCORPORATED+                                                                            248,712
          9,800    GILLETTE COMPANY                                                                                         527,926
         14,826    GLAXOSMITHKLINE PLC ADR                                                                                  722,323
          2,581    HOSPIRA INCORPORATED+                                                                                    102,827
          1,179    IDEXX LABORATORIES INCORPORATED+                                                                          75,503
          1,245    IMCLONE SYSTEMS INCORPORATED+                                                                             40,736
          1,486    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                         53,645
          2,911    IVAX CORPORATION+<<                                                                                       75,395
          3,652    KING PHARMACEUTICALS INCORPORATED+                                                                        53,684
          1,497    LUBRIZOL CORPORATION                                                                                      61,901
          3,557    LYONDELL CHEMICAL COMPANY                                                                                 91,771
          3,769    MEDIMMUNE INCORPORATED+                                                                                  112,806
         20,968    MERCK & COMPANY INCORPORATED                                                                             591,927
          6,277    MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                  62,833
          3,528    MONSANTO COMPANY                                                                                         225,228
          4,504    MOSAIC COMPANY+<<                                                                                         72,740
          3,419    MYLAN LABORATORIES INCORPORATED                                                                           62,875
          2,316    NASTECH PHARMACEUTICAL COMPANY INCORPORATED+                                                              32,957
         15,618    NOVARTIS AG ADR                                                                                          761,377
          2,359    NOVO NORDISK A/S ADR                                                                                     122,243
          3,614    OLIN CORPORATION<<                                                                                        67,510
            968    OSI PHARMACEUTICALS INCORPORATED+                                                                         31,750
         70,056    PFIZER INCORPORATED                                                                                    1,784,326
          1,329    PPG INDUSTRIES INCORPORATED                                                                               83,700
          3,165    PRAXAIR INCORPORATED                                                                                     152,869
         20,191    PROCTER & GAMBLE COMPANY<<                                                                             1,120,197
          1,037    RENOVIS INCORPORATED+<<                                                                                   13,751
          8,162    ROCHE HOLDING AG ADR                                                                                     561,666
          1,611    ROHM & HAAS COMPANY                                                                                       69,934
         11,966    SANOFI-AVENTIS ADR<<                                                                                     511,666
         14,887    SCHERING-PLOUGH CORPORATION                                                                              318,731
          1,535    SEPRACOR INCORPORATED+<<                                                                                  77,057
         12,848    SHISEIDO COMPANY LIMITED<<                                                                               179,769
            848    SIGMA-ALDRICH CORPORATION                                                                                 52,915
          2,899    STEMCELLS INCORPORATED+<<                                                                                 15,800
         19,980    SYNGENTA AG ADR+                                                                                         425,374
          2,360    TANOX INCORPORATED+                                                                                       31,128
            850    VALSPAR CORPORATION                                                                                       41,063
         13,611    WYETH                                                                                                    623,248

                                                                                                                         17,030,812
                                                                                                                    ---------------

COAL MINING - 0.11%
          2,448    MASSEY ENERGY COMPANY<<                                                                                  124,358
          2,276    PENN VIRGINIA CORPORATION                                                                                127,638

                                                                                                                            251,996
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
COMMUNICATIONS - 4.21%
          1,791    ADTRAN INCORPORATED                                                                              $        46,244
          3,539    ALLTEL CORPORATION                                                                                       219,383
          5,643    AMERICAN TOWER CORPORATION CLASS A+<<                                                                    134,529
          1,339    ANIXTER INTERNATIONAL INCORPORATED+                                                                       51,123
          8,755    AT&T CORPORATION                                                                                         172,298
          6,664    AVAYA INCORPORATED+                                                                                       67,973
         19,027    BELLSOUTH CORPORATION<<                                                                                  500,220
          3,281    BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                                 135,801
          5,766    BT GROUP PLC ADR                                                                                         225,508
          3,204    CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+<<                                                             99,965
          2,049    CENTURYTEL INCORPORATED                                                                                   73,559
          9,554    CINCINNATI BELL INCORPORATED+<<                                                                           41,369
          5,017    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                167,066
         22,617    COMCAST CORPORATION CLASS A+                                                                             695,473
         17,564    DEUTSCHE TELEKOM AG ADR<<                                                                                335,121
          8,974    DIRECTV GROUP INCORPORATED+                                                                              142,776
          3,258    DOBSON COMMUNICATIONS CORPORATION+                                                                        24,793
          3,882    ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                             116,188
          8,077    FRANCE TELECOM SA ADR                                                                                    244,652
            960    GLOBAL PAYMENTS INCORPORATED<<                                                                            63,149
          3,593    HEARST-ARGYLE TELEVISION INCORPORATED                                                                     93,310
          2,014    IAC INTERACTIVECORP+<<                                                                                    49,444
          2,881    LAGARDERE SCA ADR<<                                                                                      205,505
          2,930    LIBERTY GLOBAL INCORPORATED CLASS A+                                                                     148,697
          7,952    NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR                                                           173,274
          1,663    NTL INCORPORATED+<<                                                                                      106,232
         12,123    NTT DOCOMO INCORPORATED ADR                                                                              195,908
          5,473    REED ELSEVIER PLC ADR                                                                                    205,019
         33,614    SBC COMMUNICATIONS INCORPORATED                                                                          809,425
         32,430    SPRINT NEXTEL CORPORATION                                                                                840,910
          8,392    TDC A/S ADR                                                                                              223,143
         10,869    TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                    379,328
         10,059    TELEFONICA SA ADR                                                                                        500,737
          1,139    TELEPHONE AND DATA SYSTEMS INCORPORATED                                                                   46,528
          1,139    TELEPHONE AND DATA SYSTEMS INCORPORATED SHS<<                                                             43,852
          3,565    TIME WARNER TELECOM INCORPORATED+                                                                         27,451
         26,806    VERIZON COMMUNICATIONS INCORPORATED                                                                      876,824
         32,680    VODAFONE GROUP PLC ADR<<                                                                                 890,530

                                                                                                                          9,373,307
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 8.83%
         12,568    ABN AMRO HOLDING NV ADR                                                                                  303,517
          7,968    ALLIED IRISH BANKS PLC ADR                                                                               346,210
          4,395    AMSOUTH BANCORPORATION                                                                                   115,676
          3,675    ASSOCIATED BANC-CORP                                                                                     119,585
         29,584    BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                 494,645
         38,752    BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                 477,812

SHARES             SECURITY NAME                                                                                         VALUE

         34,539    BANK OF AMERICA CORPORATION                                                                      $     1,486,213
          2,277    BANK OF HAWAII CORPORATION                                                                               115,558
          8,511    BANK OF NEW YORK COMPANY INCORPORATED                                                                    260,181
          1,815    BANKNORTH GROUP INCORPORATED                                                                              54,577
         10,738    BARCLAYS PLC ADR<<                                                                                       432,742
          7,859    BAYERISCHE HYPO-UND VEREINSBANK AG ADR+                                                                  222,110
          5,432    BB&T CORPORATION                                                                                         220,376
          4,864    BERKSHIRE HILLS BANCORP INCORPORATED                                                                     156,864
         10,880    BNP PARIBAS SA ADR                                                                                       394,397
          5,041    CHITTENDEN CORPORATION                                                                                   135,905
         46,568    CITIGROUP INCORPORATED                                                                                 2,038,281
          1,112    CITY NATIONAL CORPORATION                                                                                 80,109
          1,664    COMERICA INCORPORATED                                                                                    100,655
          1,480    COMMERCE BANCSHARES INCORPORATED                                                                          79,150
          3,259    COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                            58,434
          2,075    COMMERCIAL FEDERAL CORPORATION                                                                            70,363
          5,541    COMMUNITY BANK SYSTEM INCORPORATED                                                                       130,934
          5,466    COMMUNITY BANKS INCORPORATED<<                                                                           154,961
          2,548    COMPASS BANCSHARES INCORPORATED                                                                          119,272
          4,186    DEUTSCHE BANK AG<<                                                                                       364,140
          1,028    DOWNEY FINANCIAL CORPORATION<<                                                                            65,155
          4,242    FIFTH THIRD BANCORP                                                                                      175,661
          1,373    FIRST HORIZON NATIONAL CORPORATION                                                                        53,657
          1,733    FIRSTFED FINANCIAL CORPORATION+                                                                           99,734
          1,763    GOLDEN WEST FINANCIAL CORPORATION                                                                        107,525
          8,760    HBOS PLC ADR<<                                                                                           410,980
          3,733    HIBERNIA CORPORATION CLASS A                                                                             118,523
         10,343    HSBC HOLDINGS PLC ADR<<                                                                                  836,128
          3,480    HUNTINGTON BANCSHARES INCORPORATED                                                                        83,485
          6,065    HYPO REAL ESTATE HOLDING AG ADR                                                                          298,360
          3,378    IBERIABANK CORPORATION                                                                                   170,589
         34,882    JP MORGAN CHASE & COMPANY                                                                              1,182,151
          4,109    KEYCORP                                                                                                  136,090
         10,096    LLOYDS TSB GROUP PLC ADR<<                                                                               336,803
            750    M&T BANK CORPORATION                                                                                      79,965
          2,753    MARSHALL & ILSLEY CORPORATION                                                                            120,499
          3,708    MELLON FINANCIAL CORPORATION                                                                             120,325
          1,778    MERCANTILE BANKSHARES CORPORATION                                                                         95,710
          4,215    NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                    499,056
         49,782    NATIONAL BANK OF GREECE SA ADR<<                                                                         372,369
          5,947    NATIONAL CITY CORPORATION                                                                                217,839
          3,395    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                 59,684
          5,981    NORTH FORK BANCORPORATION INCORPORATED                                                                   164,418
          2,505    NORTHERN TRUST CORPORATION                                                                               124,849
            926    PARK NATIONAL CORPORATION                                                                                 99,082
          1,826    PNC FINANCIAL SERVICES GROUP                                                                             102,676
          5,438    POPULAR INCORPORATED                                                                                     148,784
          5,850    PREMIERWEST BANCORP+<<                                                                                    82,485
          5,363    REGIONS FINANCIAL CORPORATION                                                                            175,477
         14,214    SANPAOLO IMI SPA ADR<<                                                                                   409,505
          4,039    SKY FINANCIAL GROUP INCORPORATED<<                                                                       112,890
         15,886    SOCIETE GENERALE ADR                                                                                     342,099
          3,045    STATE STREET CORPORATION                                                                                 147,165

WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          3,202    SUMMIT FINANCIAL GROUP INCORPORATED<<                                                            $        87,030
          2,358    SUNTRUST BANKS INCORPORATED                                                                              165,720
          4,125    SYNOVUS FINANCIAL CORPORATION                                                                            118,676
          2,581    TCF FINANCIAL CORPORATION<<                                                                               73,068
          3,088    TRUSTMARK CORPORATION                                                                                     85,105
          3,551    UNITED SECURITY BANCSHARES INCORPORATED                                                                  101,310
         20,477    US BANCORP                                                                                               598,338
          4,437    VALLEY NATIONAL BANCORP                                                                                  104,713
         16,237    WACHOVIA CORPORATION                                                                                     805,680
          5,275    WASHINGTON FEDERAL INCORPORATED                                                                          123,593
          6,302    WASHINGTON MUTUAL INCORPORATED<<                                                                         262,037
          1,067    WEBSTER FINANCIAL CORPORATION                                                                             48,997
          9,961    WESTPAC BANKING CORPORATION ADR                                                                          743,888
          3,048    WILMINGTON TRUST CORPORATION                                                                             111,130
          1,957    WINTRUST FINANCIAL CORPORATION                                                                           100,864
            872    ZIONS BANCORPORATION                                                                                      60,918

                                                                                                                         19,673,452
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.44%
          1,549    BRINKER INTERNATIONAL INCORPORATED+                                                                       57,545
          2,402    CHEESECAKE FACTORY INCORPORATED+<<                                                                        76,071
          2,867    DARDEN RESTAURANTS INCORPORATED                                                                           90,053
          1,364    JACK IN THE BOX INCORPORATED+<<                                                                           48,108
         13,248    MCDONALD'S CORPORATION                                                                                   429,898
          1,388    OUTBACK STEAKHOUSE INCORPORATED                                                                           57,755
          1,049    WENDY'S INTERNATIONAL INCORPORATED                                                                        49,450
          3,398    YUM! BRANDS INCORPORATED                                                                                 160,997

                                                                                                                            969,877
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.10%
          1,819    APOLLO GROUP INCORPORATED CLASS A+                                                                       143,082
          1,964    CAREER EDUCATION CORPORATION+                                                                             76,989

                                                                                                                            220,071
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.81%
          8,698    AES CORPORATION+                                                                                         136,906
          2,118    AMEREN CORPORATION                                                                                       116,342
          4,352    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             161,807
          8,219    BG GROUP PLC ADR<<                                                                                       376,019
          8,508    CALPINE CORPORATION+<<                                                                                    26,120
          4,177    CENTERPOINT ENERGY INCORPORATED<<                                                                         59,355
          2,088    CINERGY CORPORATION                                                                                       91,956
         44,025    CLP HOLDINGS LIMITED                                                                                     256,600
          1,711    CONSOLIDATED EDISON INCORPORATED<<                                                                        80,263
          2,253    CONSTELLATION ENERGY GROUP INCORPORATED                                                                  132,364
          2,490    DOMINION RESOURCES INCORPORATED                                                                          190,435
         10,258    DUKE ENERGY CORPORATION                                                                                  297,379
         14,090    E.ON AG ADR                                                                                              449,471
          4,734    EDISON INTERNATIONAL                                                                                     213,172
          9,357    EL PASO CORPORATION                                                                                      108,541
          2,381    ENTERGY CORPORATION                                                                                      178,361
          8,005    EXELON CORPORATION                                                                                       431,389
          3,797    FIRSTENERGY CORPORATION                                                                                  193,761
          3,824    FPL GROUP INCORPORATED                                                                                   164,776

SHARES             SECURITY NAME                                                                                         VALUE

        311,940    HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                        $       626,126
          4,606    INTERNATIONAL POWER PLC ADR<<                                                                            195,801
          1,396    KINDER MORGAN INCORPORATED                                                                               133,276
          2,543    NATIONAL FUEL GAS COMPANY                                                                                 76,570
          6,163    NATIONAL GRID PLC ADR                                                                                    292,866
          3,496    NISOURCE INCORPORATED                                                                                     84,393
          3,182    NSTAR                                                                                                     94,060
          1,257    PEOPLES ENERGY CORPORATION                                                                                52,253
          4,645    PG&E CORPORATION                                                                                         174,280
          1,716    PINNACLE WEST CAPITAL CORPORATION                                                                         77,100
          5,476    PPL CORPORATION                                                                                          175,013
          1,644    PROGRESS ENERGY INCORPORATED                                                                              71,662
          2,801    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             180,805
          6,339    RELIANT RESOURCES INCORPORATED+<<                                                                         79,237
          5,337    RWE AG ADR                                                                                               355,490
          1,892    SCANA CORPORATION                                                                                         80,202
          7,756    SCOTTISH POWER PLC ADR<<                                                                                 281,000
          2,684    SEMPRA ENERGY                                                                                            120,297
          4,220    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                     124,321
          7,889    SOUTHERN COMPANY                                                                                         271,382
          2,889    TXU CORPORATION                                                                                          280,291
          3,748    UGI CORPORATION                                                                                          103,632
         14,457    UNITED UTILITIES PLC ADR<<                                                                               339,017
          3,895    WASTE MANAGEMENT INCORPORATED                                                                            106,840
          7,903    WILLIAMS COMPANIES INCORPORATED                                                                          177,343
          2,223    WPS RESOURCES CORPORATION                                                                                128,134
          6,748    XCEL ENERGY INCORPORATED                                                                                 129,831

                                                                                                                          8,476,239
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.32%
          2,507    ADAPTEC INCORPORATED+                                                                                      8,323
          5,164    ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   107,256
          7,927    ALCATEL SA ADR+<<                                                                                         92,508
          3,738    ALTERA CORPORATION+                                                                                       81,750
          2,751    AMERICAN POWER CONVERSION CORPORATION                                                                     71,994
          3,456    ANALOG DEVICES INCORPORATED                                                                              125,971
          3,844    ANDREW CORPORATION+                                                                                       44,321
          3,676    APPLIED MICRO CIRCUITS CORPORATION+                                                                       10,109
          4,104    AVX CORPORATION                                                                                           54,542
          3,180    BROADCOM CORPORATION CLASS A+                                                                            138,330
          5,959    CANON INCORPORATED ADR                                                                                   301,823
         21,837    CHARTERED SEMICONDUCTOR+<<                                                                               145,216
         62,216    CISCO SYSTEMS INCORPORATED+                                                                            1,096,246
          3,400    COMVERSE TECHNOLOGY INCORPORATED+                                                                         87,652
          1,373    CREE INCORPORATED+<<                                                                                      35,204
          3,168    CYPRESS SEMICONDUCTOR+<<                                                                                  49,516
          1,137    DITECH COMMUNICATIONS CORPORATION+                                                                         8,368
          2,888    EMERSON ELECTRIC COMPANY                                                                                 194,305
          2,618    FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                             63,041
          7,663    GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                              21,993
        100,122    GENERAL ELECTRIC COMPANY                                                                               3,365,100

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          1,200    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                     $       124,080
          2,554    HARRIS CORPORATION                                                                                        98,610
          1,417    IMATION CORPORATION                                                                                       59,670
          8,890    INFINEON TECHNOLOGIES AG ADR+<<                                                                           83,566
          2,282    INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                              24,417
         58,667    INTEL CORPORATION                                                                                      1,508,915
          1,151    INTERNATIONAL RECTIFIER CORPORATION+<<                                                                    55,363
          2,186    INTERSIL CORPORATION CLASS A                                                                              45,906
          2,808    JABIL CIRCUIT INCORPORATED+                                                                               82,668
         15,584    JDS UNIPHASE CORPORATION+                                                                                 24,779
          1,955    KLA-TENCOR CORPORATION                                                                                    99,236
          7,631    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NEW YORK SHARES                                               202,603
          1,459    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 119,463
          2,604    LATTICE SEMICONDUCTOR CORPORATION+                                                                        11,562
          2,538    LINEAR TECHNOLOGY CORPORATION                                                                             96,266
          5,937    LSI LOGIC CORPORATION+<<                                                                                  57,233
         46,626    LUCENT TECHNOLOGIES INCORPORATED+<<                                                                      143,608
         21,117    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                       370,392
          3,078    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   131,277
          1,768    MAYTAG CORPORATION                                                                                        33,415
          3,762    MCDATA CORPORATION CLASS A+                                                                               20,240
          2,151    MICROCHIP TECHNOLOGY INCORPORATED                                                                         66,939
          5,829    MICRON TECHNOLOGY INCORPORATED+                                                                           69,423
         21,053    MINEBEA COMPANY LIMITED ADR                                                                              173,523
          1,717    MOLEX INCORPORATED                                                                                        45,947
         24,927    MOTOROLA INCORPORATED                                                                                    545,403
          4,493    NATIONAL SEMICONDUCTOR CORPORATION                                                                       112,010
          4,346    NETWORK APPLIANCE INCORPORATED+                                                                          103,174
          6,113    NIDEC CORPORATION ADR                                                                                    174,771
         19,345    NOKIA OYJ ADR                                                                                            305,071
          2,005    NOVELLUS SYSTEMS INCORPORATED+<<                                                                          53,754
          2,863    NVIDIA CORPORATION+<<                                                                                     87,837
          8,125    OMRON CORPORATION                                                                                        179,118
          9,125    PIONEER CORPORATION                                                                                      142,076
          1,700    QLOGIC CORPORATION+                                                                                       58,752
         16,628    QUALCOMM INCORPORATED                                                                                    660,298
          2,270    RF MICRO DEVICES INCORPORATED+<<                                                                          14,869
          2,421    ROCKWELL COLLINS INCORPORATED                                                                            116,523
          6,434    SANMINA-SCI CORPORATION+                                                                                  32,620
          7,633    SANYO ELECTRIC COMPANY LIMITED<<                                                                         100,374
          2,579    SCIENTIFIC-ATLANTA INCORPORATED                                                                           98,673
          1,236    SILICON LABORATORIES INCORPORATED+                                                                        38,353
         10,056    SIRIUS SATELLITE RADIO INCORPORATED+                                                                      69,185
          7,381    SONY CORPORATION ADR                                                                                     248,149
          3,206    SPATIALIGHT INCORPORATED+<<                                                                               15,677
          2,064    TDK CORPORATION ADR<<                                                                                    153,830
          7,174    TELLABS INCORPORATED+                                                                                     63,777
         16,680    TEXAS INSTRUMENTS INCORPORATED                                                                           545,102
          1,739    THOMAS & BETTS CORPORATION+                                                                               61,804
          2,022    UNIVERSAL DISPLAY CORPORATION+<<                                                                          26,468
          4,360    VALENCE TECHNOLOGY INCORPORATED+<<                                                                        12,034

SHARES             SECURITY NAME                                                                                         VALUE

          1,180    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                          $        53,466
          2,761    VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                    35,617
            373    WHIRLPOOL CORPORATION                                                                                     28,367
          3,399    XILINX INCORPORATED                                                                                       95,478

                                                                                                                         14,085,299
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
          2,630    CELGENE CORPORATION+<<                                                                                   132,026
          1,373    CEPHALON INCORPORATED+<<                                                                                  55,634
          2,435    DECODE GENETICS INCORPORATED+                                                                             23,644
          1,393    FLUOR CORPORATION                                                                                         86,240
          3,372    MOODY'S CORPORATION                                                                                      165,599
          2,805    PAYCHEX INCORPORATED                                                                                      95,734
          2,062    QUEST DIAGNOSTICS INCORPORATED                                                                           103,059
          6,058    SERVICEMASTER COMPANY                                                                                     83,237
          2,009    TELIK INCORPORATED+                                                                                       30,738

                                                                                                                            775,911
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.25%
          2,618    BALL CORPORATION                                                                                          98,201
          2,240    CRANE COMPANY                                                                                             66,326
            375    DYNAMIC MATERIALS CORPORATION<<                                                                           15,143
          1,934    FORTUNE BRANDS INCORPORATED                                                                              168,219
          2,372    ILLINOIS TOOL WORKS INCORPORATED                                                                         199,912
            909    SUN HYDRAULICS CORPORATION                                                                                18,171

                                                                                                                            565,972
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.03%
          4,503    JANUS CAPITAL GROUP INCORPORATED                                                                          63,627
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.68%
          2,833    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    125,530
          7,433    ARCHER-DANIELS-MIDLAND COMPANY                                                                           167,317
          8,334    CADBURY SCHWEPPES PLC ADR<<                                                                              332,360
          2,171    CAMPBELL SOUP COMPANY                                                                                     63,827
         15,632    COCA-COLA COMPANY                                                                                        687,808
          2,983    COCA-COLA ENTERPRISES INCORPORATED                                                                        66,670
         42,986    COMPASS GROUP PLC ADR<<                                                                                  192,702
          4,617    CONAGRA FOODS INCORPORATED                                                                               105,406
          3,334    DEL MONTE FOODS COMPANY+<<                                                                                36,041
          7,748    DIAGEO PLC ADR<<                                                                                         447,137
          3,247    FLOWERS FOODS INCORPORATED                                                                                88,416
          2,276    GENERAL MILLS INCORPORATED<<                                                                             104,969
         17,920    GROUPE DANONE ADR                                                                                        381,696
          1,242    HANSEN NATURAL CORPORATION+<<                                                                             61,665
          2,291    HERSHEY FOODS CORPORATION<<                                                                              135,375
          2,936    HJ HEINZ COMPANY                                                                                         105,461
          1,794    HORMEL FOODS CORPORATION                                                                                  57,211
          1,888    JM SMUCKER COMPANY                                                                                        90,095
          2,877    KELLOGG COMPANY                                                                                          130,414
         26,115    KIRIN BREWERY COMPANY LIMITED                                                                            264,806
          1,456    KRAFT FOODS INCORPORATED CLASS A                                                                          45,136
          1,886    MCCORMICK & COMPANY INCORPORATED<<                                                                        63,954
            367    MOLSON COORS BREWING COMPANY                                                                              23,528
         12,934    NESTLE SA ADR                                                                                            904,440
          2,497    PEPSI BOTTLING GROUP INCORPORATED                                                                         73,612

WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          2,752    PEPSIAMERICAS INCORPORATED                                                                       $        69,406
         14,328    PEPSICO INCORPORATED                                                                                     785,891
          7,962    SARA LEE CORPORATION                                                                                     151,278
          1,663    SMITHFIELD FOODS INCORPORATED+                                                                            46,315
            373    TREEHOUSE FOODS INCORPORATED+<<                                                                           11,227
          3,100    TYSON FOODS INCORPORATED CLASS A                                                                          55,118
          1,418    WM. WRIGLEY JR. COMPANY                                                                                  100,749

                                                                                                                          5,975,560
                                                                                                                    ---------------
FOOD STORES - 0.75%
          2,684    ALBERTSON'S INCORPORATED<<                                                                                54,029
          8,000    COLES MYER LIMITED ADR                                                                                   476,000
         17,784    KONINKLIJKE AHOLD NV ADR+                                                                                158,811
          4,781    KROGER COMPANY+                                                                                           94,377
          3,523    SAFEWAY INCORPORATED                                                                                      83,601
          4,945    STARBUCKS CORPORATION+                                                                                   242,503
         25,152    TESCO PLC ADR<<                                                                                          442,761
            891    WHOLE FOODS MARKET INCORPORATED<<                                                                        115,170

                                                                                                                          1,667,252
                                                                                                                    ---------------
FORESTRY - 0.03%
          1,169    WEYERHAEUSER COMPANY                                                                                      76,008
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.25%
          1,076    ETHAN ALLEN INTERIORS INCORPORATED                                                                        34,669
          1,915    HERMAN MILLER INCORPORATED                                                                                57,259
            530    HILLENBRAND INDUSTRIES INCORPORATED                                                                       26,378
          1,563    HNI CORPORATION                                                                                           90,107
          1,419    HOOKER FURNITURE CORPORATION                                                                              25,712
          2,989    LEGGETT & PLATT INCORPORATED                                                                              72,364
          5,847    MASCO CORPORATION                                                                                        179,386
          3,203    NEWELL RUBBERMAID INCORPORATED                                                                            75,046

                                                                                                                            560,921
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.00%
          2,694    BIG LOTS INCORPORATED+                                                                                    31,816
          1,486    BJ'S WHOLESALE CLUB INCORPORATED+                                                                         42,425
          3,684    DOLLAR GENERAL CORPORATION                                                                                70,217
          1,880    FAMILY DOLLAR STORES INCORPORATED                                                                         37,374
          2,522    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 173,957
          2,958    JC PENNEY COMPANY INCORPORATED                                                                           143,847
          3,174    SAKS INCORPORATED+                                                                                        68,908
            765    SEARS HOLDINGS CORPORATION+                                                                              103,933
          9,177    TARGET CORPORATION                                                                                       493,264
          5,012    TJX COMPANIES INCORPORATED                                                                               104,801
         21,160    WAL-MART STORES INCORPORATED                                                                             951,354

                                                                                                                          2,221,896
                                                                                                                    ---------------

HEALTH SERVICES - 0.44%
          5,604    CAREMARK RX INCORPORATED+                                                                                261,875
          4,153    HCA INCORPORATED                                                                                         204,743
          3,281    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                        79,794
          1,879    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                               92,672
          1,236    LIFEPOINT HOSPITALS INCORPORATED+                                                                         56,213
          5,900    TENET HEALTHCARE CORPORATION+                                                                             71,862

SHARES             SECURITY NAME                                                                                         VALUE

          1,572    TRIAD HOSPITALS INCORPORATED+                                                                    $        75,676
            789    UNIVERSAL HEALTH SERVICES CLASS B                                                                         40,326
          2,508    VALEANT PHARMACEUTICALS INTERNATIONAL                                                                     50,110
          1,315    WATSON PHARMACEUTICALS INCORPORATED+                                                                      45,341

                                                                                                                            978,612
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.55%
          1,541    ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                           126,285
            929    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         37,067
          2,397    ARCHSTONE-SMITH TRUST                                                                                     96,599
          2,954    ARDEN REALTY INCORPORATED                                                                                112,695
            968    AVALONBAY COMMUNITIES INCORPORATED<<                                                                      81,351
          4,505    BEDFORD PROPERTY INVESTORS                                                                               103,840
            729    BOSTON PROPERTIES INCORPORATED<<                                                                          51,868
          2,836    CARRAMERICA REALTY CORPORATION                                                                           102,351
          2,364    CBL & ASSOCIATES PROPERTIES INCORPORATED                                                                 100,281
          6,288    CEDAR SHOPPING CENTERS INCORPORATED                                                                       92,308
          2,089    CENTERPOINT PROPERTIES                                                                                    88,072
          4,104    CRESCENT REAL ESTATE EQUITIES COMPANY<<                                                                   80,562
          3,172    DISCOVERY HOLDING COMPANY+<<                                                                              48,024
          1,593    DUKE REALTY CORPORATION                                                                                   52,155
          3,142    ENTERTAINMENT PROPERTIES TRUST                                                                           143,150
          1,593    EQUITY OFFICE PROPERTIES TRUST                                                                            53,047
          1,775    EQUITY RESIDENTIAL                                                                                        67,042
          3,016    GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                 135,991
          3,304    HIGHWOODS PROPERTIES INCORPORATED                                                                        102,028
          4,211    HOST MARRIOTT CORPORATION                                                                                 73,650
          1,026    ISTAR FINANCIAL INCORPORATED                                                                              42,548
          3,101    KILROY REALTY CORPORATION<<                                                                              163,454
          2,354    KIMCO REALTY CORPORATION                                                                                  74,434
          3,581    LASALLE HOTEL PROPERTIES                                                                                 120,930
            996    MACK-CALI REALTY CORPORATION                                                                              43,874
         34,946    MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR                                                        361,691
          8,689    ONE LIBERTY PROPERTIES INCORPORATED                                                                      176,908
          1,191    PAN PACIFIC RETAIL PROPERTY                                                                               78,928
          3,069    PLUM CREEK TIMBER COMPANY                                                                                112,786
            645    PUBLIC STORAGE INCORPORATED<<                                                                             43,550
          1,217    SIMON PROPERTY GROUP INCORPORATED                                                                         92,577
          4,041    SOVRAN SELF STORAGE INCORPORATED<<                                                                       187,502
          4,933    TANGER FACTORY OUTLET CENTERS INCORPORATED                                                               136,743
            717    VORNADO REALTY TRUST                                                                                      61,676

                                                                                                                          3,445,967
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
          3,561    BED BATH & BEYOND INCORPORATED+                                                                          144,399
          4,687    BEST BUY COMPANY INCORPORATED<<                                                                          223,382
          3,709    CIRCUIT CITY STORES INCORPORATED                                                                          62,645
          2,454    PIER 1 IMPORTS INCORPORATED                                                                               30,552
          1,645    RADIO SHACK CORPORATION<<                                                                                 41,224

                                                                                                                            502,202
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
          2,040    GAYLORD ENTERTAINMENT COMPANY+<<                                                                 $        86,904
          4,340    HILTON HOTELS CORPORATION                                                                                100,558
          2,030    LODGIAN INCORPORATED+                                                                                     21,254
          1,926    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              121,742
          2,046    MGM MIRAGE+                                                                                               86,464
          1,137    RIVIERA HOLDINGS CORPORATED+                                                                              29,482
          2,745    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         160,034

                                                                                                                            606,438
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.77%
          6,602    3M COMPANY<<                                                                                             469,732
          2,413    AMERICAN STANDARD COMPANIES INCORPORATED                                                                 110,033
          8,749    APPLE COMPUTER INCORPORATED+                                                                             410,591
         15,930    APPLIED MATERIALS INCORPORATED                                                                           291,678
          1,420    AXCELIS TECHNOLOGIES INCORPORATED+                                                                         8,378
          2,197    BAKER HUGHES INCORPORATED                                                                                129,074
          1,302    BLACK & DECKER CORPORATION                                                                               111,061
          4,970    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              19,830
          7,254    CATERPILLAR INCORPORATED                                                                                 402,524
          1,091    CDW CORPORATION<<                                                                                         64,456
          1,679    CIRRUS LOGIC INCORPORATED+                                                                                13,264
            574    COOPER CAMERON CORPORATION+<<                                                                             41,414
          2,531    DEERE & COMPANY                                                                                          165,477
         23,668    DELL INCORPORATED+                                                                                       842,581
            598    DIEBOLD INCORPORATED                                                                                      28,704
          2,185    DOVER CORPORATION                                                                                         88,929
          1,703    EATON CORPORATION                                                                                        108,856
         24,977    EMC CORPORATION+                                                                                         321,204
          5,492    ENTEGRIS INCORPORATED+                                                                                    57,501
          5,113    GATEWAY INCORPORATED+                                                                                     15,544
          3,572    GRANT PRIDECO INCORPORATED+<<                                                                            131,664
         28,989    HEWLETT-PACKARD COMPANY                                                                                  804,735
          2,726    HITACHI LIMITED ADR                                                                                      167,813
         13,855    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,116,990
          5,588    KOMATSU LIMITED ADR                                                                                      246,378
          1,973    LAM RESEARCH CORPORATION+<<                                                                               62,544
          1,320    LEXMARK INTERNATIONAL INCORPORATED+<<                                                                     83,134
         19,489    MAKITA CORPORATION                                                                                       386,272
          5,011    MAXTOR CORPORATION+<<                                                                                     24,353
          2,436    NATIONAL-OILWELL INCORPORATED+                                                                           156,416
         30,316    NEC CORPORATION ADR                                                                                      163,403
          1,156    NORDSON CORPORATION                                                                                       41,061
          2,818    PALL CORPORATION                                                                                          80,595
            757    PALM INCORPORATED+                                                                                        25,874
            546    PAR TECHNOLOGY CORPORATION+                                                                               13,628
          1,598    PARKER HANNIFIN CORPORATION                                                                              102,975
          1,278    PITNEY BOWES INCORPORATED                                                                                 55,273
          2,542    SANDISK CORPORATION+                                                                                      98,706
          5,499    SIEMENS AG ADR<<                                                                                         420,673

SHARES             SECURITY NAME                                                                                         VALUE

          2,900    SMITH INTERNATIONAL INCORPORATED<<                                                               $       100,746
         13,390    SOLECTRON CORPORATION+                                                                                    54,899
          1,174    SPX CORPORATION                                                                                           53,464
          1,934    STANLEY WORKS                                                                                             88,480
          2,107    STORAGE TECHNOLOGY CORPORATION+                                                                           77,854
          4,675    SYMBOL TECHNOLOGIES INCORPORATED                                                                          42,917
          2,218    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      88,321

                                                                                                                          8,389,999
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.15%
          3,916    AON CORPORATION                                                                                          117,167
            309    JEFFERSON-PILOT CORPORATION                                                                               15,367
          5,040    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  141,372
          3,436    UNUMPROVIDENT CORPORATION<<                                                                               66,383

                                                                                                                            340,289
                                                                                                                    ---------------

INSURANCE CARRIERS - 3.59%
          4,414    21ST CENTURY INSURANCE GROUP                                                                              65,548
          3,471    AETNA INCORPORATED                                                                                       276,535
          4,695    AFLAC INCORPORATED                                                                                       202,918
            212    ALLEGHANY CORPORATION+<<                                                                                  63,123
         22,157    ALLIANZ AG ADR<<                                                                                         288,263
          1,522    ALLMERICA FINANCIAL CORPORATION+                                                                          61,961
          5,133    ALLSTATE CORPORATION                                                                                     288,526
            830    AMBAC FINANCIAL GROUP INCORPORATED                                                                        56,921
          1,733    AMERICAN FINANCIAL GROUP INCORPORATED                                                                     58,107
         21,110    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              1,249,712
            231    AMERICAN NATIONAL INSURANCE COMPANY                                                                       25,646
          1,754    AMERUS GROUP COMPANY<<                                                                                    97,031
          8,217    AXA ADR<<                                                                                                219,394
          1,544    CHUBB CORPORATION                                                                                        134,266
          1,499    CIGNA CORPORATION                                                                                        172,865
          1,704    CINCINNATI FINANCIAL CORPORATION<<                                                                        69,830
          2,795    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           204,175
          1,902    HEALTH NET INCORPORATED+                                                                                  87,701
         12,651    ING GROUP NV ADR<<                                                                                       369,662
          1,810    LINCOLN NATIONAL CORPORATION                                                                              89,758
          1,717    LOEWS CORPORATION                                                                                        150,564
            203    MARKEL CORPORATION+                                                                                       65,924
          1,286    MBIA INCORPORATED<<                                                                                       74,549
            918    MERCURY GENERAL CORPORATION<<                                                                             53,914
          4,366    METLIFE INCORPORATED                                                                                     213,847
            975    MGIC INVESTMENT CORPORATION                                                                               60,869
          3,906    MILLEA HOLDINGS INCORPORATED                                                                             285,529
          2,008    OLD REPUBLIC INTERNATIONAL CORPORATION                                                                    50,541
          1,510    PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                                                113,824
          1,012    PMI GROUP INCORPORATED<<                                                                                  40,945
          3,452    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   158,102
          2,124    PROGRESSIVE CORPORATION                                                                                  204,775
          1,849    PROTECTIVE LIFE CORPORATION                                                                               75,864
          5,954    PRUDENTIAL FINANCIAL INCORPORATED                                                                        383,259
          1,080    RADIAN GROUP INCORPORATED                                                                                 55,274
          1,983    RLI CORPORATION                                                                                           91,416
          1,509    SAFECO CORPORATION                                                                                        78,679

WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          5,989    ST. PAUL COMPANIES INCORPORATED                                                                  $       257,587
            844    TORCHMARK CORPORATION                                                                                     44,513
            199    TRANSATLANTIC HOLDING INCORPORATED                                                                        11,542
            996    TRIAD GUARANTY INCORPORATED+                                                                              42,061
         12,902    UNITEDHEALTH GROUP INCORPORATED                                                                          664,453
          1,964    UNITRIN INCORPORATED                                                                                      90,678
          6,633    WELLPOINT INCORPORATED+                                                                                  492,500
          8,392    ZURICH FINANCIAL SERVICES AG ADR                                                                         147,841

                                                                                                                          7,990,992
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
          1,537    GEO GROUP INCORPORATED+                                                                                   42,882
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.09%
          5,753    COACH INCORPORATED+                                                                                      190,942
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.04%
          2,837    GEORGIA-PACIFIC CORPORATION                                                                               91,039
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.21%
          2,024    ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                   79,665
          7,032    ADVANTEST CORPORATION ADR                                                                                138,671
          1,473    AFFYMETRIX INCORPORATED+<<                                                                                72,899
          5,164    AGILENT TECHNOLOGIES INCORPORATED+                                                                       166,074
          1,333    ALLERGAN INCORPORATED                                                                                    122,703
          2,984    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              64,156
          1,009    BAUSCH & LOMB INCORPORATED                                                                                76,472
          6,103    BAXTER INTERNATIONAL INCORPORATED                                                                        246,134
          1,015    BECKMAN COULTER INCORPORATED                                                                              56,627
          2,927    BECTON DICKINSON & COMPANY                                                                               154,048
          2,863    BIOMET INCORPORATED                                                                                      105,616
          7,189    BOSTON SCIENTIFIC CORPORATION+                                                                           193,240
          1,609    C.R. BARD INCORPORATED                                                                                   103,507
          1,374    DENTSPLY INTERNATIONAL INCORPORATED                                                                       72,781
          3,589    EASTMAN KODAK COMPANY                                                                                     87,464
          1,336    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                           86,145
         10,067    FUJI PHOTO FILM COMPANY LIMITED ADR                                                                      327,681
          3,405    GUIDANT CORPORATION                                                                                      240,529
         12,331    MEDTRONIC INCORPORATED                                                                                   702,867
          1,031    MILLIPORE CORPORATION+<<                                                                                  65,932
          7,800    OLYMPUS CORPORATION ADR                                                                                  153,003
          3,485    PERKINELMER INCORPORATED                                                                                  72,140
          4,462    RAYTHEON COMPANY                                                                                         175,000
          2,026    RICOH COMPANY LIMITED ADR                                                                                157,927
          2,410    ROCKWELL AUTOMATION INCORPORATED                                                                         125,416
          1,600    SOMANETICS CORPORATION+<<                                                                                 35,328
          4,129    ST. JUDE MEDICAL INCORPORATED+                                                                           189,521
          2,542    STERIS CORPORATION                                                                                        63,398
          1,572    SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                   60,946
          2,160    TEKTRONIX INCORPORATED                                                                                    54,583
          3,028    TERADYNE INCORPORATED+<<                                                                                  50,870
          2,774    THERMO ELECTRON CORPORATION+                                                                              77,395

SHARES             SECURITY NAME                                                                                         VALUE

          4,919    THERMOGENESIS+                                                                                   $        26,612
          1,164    VARIAN INCORPORATED+<<                                                                                    41,438
          1,728    VITAL IMAGES INCORPORATED+                                                                                33,731
          1,694    WATERS CORPORATION+                                                                                       77,026
         10,296    XEROX CORPORATION+                                                                                       138,069
          2,889    ZIMMER HOLDINGS INCORPORATED+                                                                            237,389

                                                                                                                          4,933,003
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.05%
          1,482    COVENTRY HEALTH CARE INCORPORATED+<<                                                                     118,560
                                                                                                                    ---------------

METAL MINING - 0.39%
          5,140    NEWMONT MINING CORPORATION                                                                               203,441
          1,278    PHELPS DODGE CORPORATION                                                                                 137,423
          3,726    RIO TINTO PLC ADR                                                                                        533,377

                                                                                                                            874,241
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
          1,434    VULCAN MATERIALS COMPANY                                                                                 103,033
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.90%
            454    ACCO BRANDS CORPORATION+                                                                                  11,849
          3,777    CALLAWAY GOLF COMPANY                                                                                     56,315
            952    CHARLES AND COLVARD LIMITED+<<                                                                            18,259
          4,067    HASBRO INCORPORATED                                                                                       84,187
         26,376    JOHNSON & JOHNSON                                                                                      1,671,975
          5,421    MATTEL INCORPORATED                                                                                       97,741
          1,656    TIFFANY & COMPANY                                                                                         61,968

                                                                                                                          2,002,294
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.85%
          3,644    AMAZON.COM INCORPORATED+<<                                                                               155,599
          1,653    BARNES & NOBLE INCORPORATED                                                                               62,434
          1,722    BORDERS GROUP INCORPORATED                                                                                39,313
          4,992    COSTCO WHOLESALE CORPORATION                                                                             216,852
          8,076    CVS CORPORATION                                                                                          237,192
          1,802    DILLARDS INCORPORATED CLASS A                                                                             40,563
          1,524    DOLLAR TREE STORES INCORPORATED+                                                                          34,701
          2,124    EXPRESS SCRIPTS INCORPORATED+<<                                                                          122,895
            529    GAMESTOP CORPORATION - CLASS B+                                                                           15,944
          2,196    MICHAELS STORES INCORPORATED<<                                                                            79,715
          4,215    OFFICE DEPOT INCORPORATED+                                                                               126,450
          2,441    PETSMART INCORPORATED                                                                                     62,905
          7,157    RITE AID CORPORATION+                                                                                     29,201
          8,509    STAPLES INCORPORATED                                                                                     186,858
         10,380    WALGREEN COMPANY                                                                                         480,905

                                                                                                                          1,891,527
                                                                                                                    ---------------

MISCELLANEOUS SERVICES - 0.10%
         10,124    ADECCO SA ADR                                                                                            121,488
          1,130    D&B CORPORATION+                                                                                          71,947
          1,153    TOREADOR RESOURCES CORPORATION+                                                                           36,723

                                                                                                                            230,158
                                                                                                                    ---------------

MOTION PICTURES - 0.79%
         31,723    LIBERTY MEDIA CORPORATION CLASS A+<<                                                                     263,618
          2,108    MACROVISION CORPORATION+                                                                                  38,998

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          4,266    NEWS CORPORATION CLASS A                                                                         $        69,152
         46,178    TIME WARNER INCORPORATED                                                                                 827,510
         22,001    WALT DISNEY COMPANY                                                                                      554,205

                                                                                                                          1,753,483
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.25%
          1,686    CNF INCORPORATED                                                                                          85,093
          6,361    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               450,931
          1,026    USA TRUCK INCORPORATED+                                                                                   24,696

                                                                                                                            560,720
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.42%
         10,743    AMERICAN EXPRESS COMPANY                                                                                 593,443
          2,611    CAPITAL ONE FINANCIAL CORPORATION                                                                        214,729
          2,989    CIT GROUP INCORPORATED                                                                                   135,342
          6,743    COUNTRYWIDE FINANCIAL CORPORATION                                                                        227,846
          9,301    FANNIE MAE                                                                                               474,723
          2,039    FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C<<                                                       47,631
          6,585    FREDDIE MAC                                                                                              397,602
         12,245    MBNA CORPORATION                                                                                         308,574
          4,230    ORIX CORPORATION ADR<<                                                                                   348,975
          4,616    PROVIDIAN FINANCIAL CORPORATION+                                                                          85,858
          4,979    SLM CORPORATION                                                                                          247,705
            376    STUDENT LOAN CORPORATION                                                                                  84,976

                                                                                                                          3,167,404
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 2.49%
          2,227    ANADARKO PETROLEUM CORPORATION                                                                           202,368
          2,552    APACHE CORPORATION                                                                                       182,774
         18,337    BHP BILLITON LIMITED ADR<<                                                                               574,131
          1,519    BJ SERVICES COMPANY                                                                                       95,819
          3,915    BURLINGTON RESOURCES INCORPORATED                                                                        288,888
          2,365    CABOT OIL AND GAS CORPORATION                                                                            102,144
          2,403    DENBURY RESOURCES INCORPORATED+<<                                                                        108,688
          4,588    DEVON ENERGY CORPORATION                                                                                 278,813
          1,018    DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                  60,123
          3,439    ENCORE ACQUISITION COMPANY+                                                                              115,997
          4,863    ENI SPA ADR<<                                                                                            720,940
          1,827    ENSCO INTERNATIONAL INCORPORATED                                                                          74,651
          2,558    EOG RESOURCES INCORPORATED                                                                               163,277
            806    EQUITABLE RESOURCES INCORPORATED                                                                          60,772
          4,932    HALLIBURTON COMPANY                                                                                      305,636
            989    KERR-MCGEE CORPORATION                                                                                    87,062
            915    NOBLE ENERGY INCORPORATED                                                                                 80,648
          3,239    OCCIDENTAL PETROLEUM CORPORATION                                                                         268,934
          3,658    PATTERSON-UTI ENERGY INCORPORATED                                                                        124,445
          1,925    PIONEER NATURAL RESOURCES COMPANY                                                                         95,095
          1,126    POGO PRODUCING COMPANY                                                                                    63,056
         13,042    REPSOL YPF SA ADR                                                                                        385,522
          1,899    ROWAN COMPANIES INCORPORATED                                                                              70,643
          1,371    STONE ENERGY CORPORATION+                                                                                 71,827
          5,499    TOTAL SA ADR<<                                                                                           724,988

SHARES             SECURITY NAME                                                                                         VALUE

          1,669    TRI-VALLEY CORPORATION+<<                                                                         $       16,773
          5,372    XTO ENERGY INCORPORATED                                                                                  213,806

                                                                                                                          5,537,820
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.54%
          1,144    BEMIS COMPANY INCORPORATED                                                                                29,916
          1,628    BOWATER INCORPORATED                                                                                      50,517
          1,244    GREIF INCORPORATED CLASS A<<                                                                              73,209
          3,865    INTERNATIONAL PAPER COMPANY                                                                              119,235
          4,174    KIMBERLY-CLARK CORPORATION                                                                               260,124
          2,471    MEADWESTVACO CORPORATION                                                                                  71,585
            145    NEENAH PAPER INCORPORATED                                                                                  4,394
            941    OFFICEMAX INCORPORATED                                                                                    27,807
          2,752    PACTIV CORPORATION+                                                                                       53,416
          1,522    SONOCO PRODUCTS COMPANY                                                                                   43,270
         13,688    STORA ENSO OYJ ADR<<                                                                                     189,716
            984    TEMPLE-INLAND INCORPORATED                                                                                37,874
         11,686    UPM-KYMMENE OYJ ADR<<                                                                                    234,304

                                                                                                                          1,195,367
                                                                                                                    ---------------

PERSONAL SERVICES - 0.14%
          1,980    CINTAS CORPORATION                                                                                        81,675
          1,345    G & K SERVICES INCORPORATED CLASS A                                                                       57,795
          3,812    H & R BLOCK INCORPORATED                                                                                 102,733
          1,468    REGIS CORPORATION                                                                                         60,115

                                                                                                                            302,318
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.02%
          1,002    AMERADA HESS CORPORATION                                                                                 127,354
         16,665    BP PLC ADR                                                                                             1,139,553
         18,797    CHEVRONTEXACO CORPORATION                                                                              1,154,136
         13,664    CONOCOPHILLIPS                                                                                           901,004
         59,012    EXXON MOBIL CORPORATION                                                                                3,534,819
          1,792    FRONTIER OIL CORPORATION                                                                                  65,677
          3,318    MARATHON OIL CORPORATION                                                                                 213,381
          2,300    MURPHY OIL CORPORATION                                                                                   125,695
          9,863    ROYAL DUTCH SHELL PLC ADR CLASS A                                                                        640,700
          6,376    ROYAL DUTCH SHELL PLC ADR CLASS B                                                                        431,910
          2,468    SUNOCO INCORPORATED                                                                                      179,424
          1,681    TESORO PETROLEUM CORPORATION                                                                              97,162
          3,181    VALERO ENERGY CORPORATION                                                                                338,776

                                                                                                                          8,949,591
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.59%
         10,131    ALCOA INCORPORATED                                                                                       271,410
          2,633    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       72,723
          1,761    COMMSCOPE INCORPORATED+<<                                                                                 32,931
          2,394    ENGELHARD CORPORATION                                                                                     68,109
            950    HUBBELL INCORPORATED CLASS B                                                                              42,940
          7,885    JOHNSON MATTHEY PLC ADR<<                                                                                321,356
          7,171    KUBOTA CORPORATION ADR                                                                                   223,377
          2,797    NUCOR CORPORATION                                                                                        157,975
          1,306    PRECISION CASTPARTS CORPORATION                                                                          126,264

                                                                                                                          1,317,085
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.09%
          2,552    AMERICAN GREETINGS CORPORATION CLASS A                                                                    64,795
          2,592    BELO CORPORATION CLASS A                                                                                  63,659

WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          1,289    DOW JONES & COMPANY INCORPORATED<<                                                               $        52,656
          1,074    EW SCRIPPS COMPANY CLASS A                                                                                53,700
          1,832    GANNETT COMPANY INCORPORATED                                                                             133,223
          2,004    HARTE HANKS INCORPORATED                                                                                  51,423
          5,819    HOLLINGER INTERNATIONAL INCORPORATED                                                                      59,121
            606    KNIGHT-RIDDER INCORPORATED<<                                                                              38,832
          3,894    MCGRAW-HILL COMPANIES INCORPORATED                                                                       187,769
          1,158    MEREDITH CORPORATION                                                                                      56,858
          1,399    NEW YORK TIMES COMPANY CLASS A                                                                            44,670
          9,879    PEARSON PLC ADR                                                                                          120,721
          4,550    READER'S DIGEST ASSOCIATION INCORPORATED                                                                  73,983
         10,822    REED ELSEVIER NV ADR<<                                                                                   302,908
          1,843    REYNOLDS & REYNOLDS COMPANY CLASS A                                                                       52,599
          3,175    RR DONNELLEY & SONS COMPANY                                                                              118,618
          5,120    TOPPAN PRINTING COMPANY LIMITED ADR                                                                      253,616
          1,489    TRIBUNE COMPANY                                                                                           55,942
          1,363    VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                   53,743
         14,847    VIACOM INCORPORATED CLASS B                                                                              504,650
            110    WASHINGTON POST COMPANY CLASS B                                                                           91,520

                                                                                                                          2,435,006
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.26%
          3,917    BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 207,679
          1,976    CSX CORPORATION                                                                                           86,806
          3,750    KANSAS CITY SOUTHERN+<<                                                                                   75,413
          4,517    NORFOLK SOUTHERN CORPORATION                                                                             160,850
            838    UNION PACIFIC CORPORATION                                                                                 57,210

                                                                                                                            587,958
                                                                                                                    ---------------

REAL ESTATE - 0.10%
          3,006    CATELLUS DEVELOPMENT CORPORATION                                                                         105,451
          3,018    FOREST CITY ENTERPRISES INCORPORATED CLASS A                                                             107,320
            572    PHH CORPORATION+<<                                                                                        17,297

                                                                                                                            230,068
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.13%
          3,965    BRIDGESTONE CORPORATION                                                                                  155,554
          3,739    GOODYEAR TIRE & RUBBER COMPANY+<<                                                                         62,815
          1,347    SEALED AIR CORPORATION+                                                                                   68,360

                                                                                                                            286,729
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.60%
          1,404    AG EDWARDS INCORPORATED                                                                                   63,475
          7,165    AMVESCAP PLC ADR                                                                                          95,724
          1,069    BEAR STEARNS COMPANIES INCORPORATED                                                                      107,435
         13,349    CHARLES SCHWAB CORPORATION                                                                               180,612
          9,140    CREDIT SUISSE GROUP ADR                                                                                  398,687
          2,222    FRANKLIN RESOURCES INCORPORATED                                                                          178,738
          2,507    GAMCO INVESTORS INCORPORATED CLASS A                                                                     112,464
          3,374    GOLDMAN SACHS GROUP INCORPORATED                                                                         375,121
          1,585    LEGG MASON INCORPORATED                                                                                  165,680
          2,944    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    311,063
          9,683    MERRILL LYNCH & COMPANY INCORPORATED                                                                     553,480

SHARES             SECURITY NAME                                                                                         VALUE

         11,176    MORGAN STANLEY                                                                                   $       568,523
         19,048    NOMURA HOLDINGS INCORPORATED ADR<<                                                                       262,101
          1,417    PIPER JAFFRAY COMPANIES INCORPORATED+                                                                     43,204
          2,263    T ROWE PRICE GROUP INCORPORATED                                                                          142,569

                                                                                                                          3,558,876
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.61%
            801    CABOT MICROELECTRONICS CORPORATION+<<                                                                     23,878
         15,560    CORNING INCORPORATED+                                                                                    310,578
          1,181    EAGLE MATERIALS INCORPORATED                                                                             133,028
          4,112    GENTEX CORPORATION                                                                                        70,397
          6,973    HANSON PLC ADR                                                                                           366,013
         15,251    LAFARGE SA ADR                                                                                           358,093
          3,774    OWENS-ILLINOIS INCORPORATED+                                                                              97,369

                                                                                                                          1,359,356
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.02%
            651    MOHAWK INDUSTRIES INCORPORATED+                                                                           55,582
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.85%
         18,568    ALTRIA GROUP INCORPORATED                                                                              1,312,757
          9,028    BRITISH AMERICAN TOBACCO PLC ADR                                                                         366,898
          1,306    REYNOLDS AMERICAN INCORPORATED<<                                                                         109,626
          2,313    UST INCORPORATED<<                                                                                        98,441

                                                                                                                          1,887,722
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.44%
          3,119    AMR CORPORATION+<<                                                                                        39,268
         31,998    BAA PLC ADR<<                                                                                            351,921
          1,890    CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                              25,269
          1,215    DELTA AIR LINES INCORPORATED+<<                                                                            1,410
          3,580    FEDEX CORPORATION                                                                                        291,555
         14,133    JAPAN AIRLINES SYSTEM ADR+                                                                               197,749
          2,574    NORTHWEST AIRLINES CORPORATION+<<                                                                         12,947
          4,837    SOUTHWEST AIRLINES COMPANY                                                                                64,429

                                                                                                                            984,548
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.35%
          1,930    AUTOLIV INCORPORATED<<                                                                                    85,885
         10,700    BAE SYSTEMS PLC ADR                                                                                      251,912
          8,268    BOEING COMPANY                                                                                           554,121
          2,221    BRUNSWICK CORPORATION                                                                                     97,724
          4,639    DAIMLERCHRYSLER AG<<                                                                                     239,743
          3,152    DANA CORPORATION                                                                                          42,426
          7,273    DELPHI CORPORATION<<                                                                                      40,365
         25,715    FIAT SPA ADR<<                                                                                           227,578
         17,041    FORD MOTOR COMPANY                                                                                       169,899
          1,748    GENERAL DYNAMICS CORPORATION                                                                             200,303
          4,085    GENERAL MOTORS CORPORATION<<                                                                             139,666
          2,273    GENUINE PARTS COMPANY                                                                                    104,149
          1,951    GOODRICH CORPORATION                                                                                      89,395
          1,416    GREENBRIER COMPANIES INCORPORATED                                                                         40,852
            925    GROUP 1 AUTOMOTIVE INCORPORATED+                                                                          27,380
          3,297    HARLEY-DAVIDSON INCORPORATED                                                                             162,410
          1,896    HARSCO CORPORATION                                                                                       111,200
            825    HAYES LIMMERZ INTERNATIONAL+                                                                               5,445
          2,406    HEICO CORPORATION                                                                                         57,864
         10,741    HONDA MOTOR COMPANY LIMITED ADR                                                                          289,148

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          8,970    HONEYWELL INTERNATIONAL INCORPORATED                                                             $       343,372
            946    ITT INDUSTRIES INCORPORATED                                                                              103,227
          1,910    JOHNSON CONTROLS INCORPORATED                                                                            114,562
          1,036    LEAR CORPORATION<<                                                                                        39,057
          3,269    LOCKHEED MARTIN CORPORATION                                                                              203,463
          1,374    NAVISTAR INTERNATIONAL CORPORATION+                                                                       43,913
          2,984    NORTHROP GRUMMAN CORPORATION                                                                             167,373
          2,371    PACCAR INCORPORATED                                                                                      166,160
          1,992    STANDARD MOTOR PRODUCTS INCORPORATED                                                                      20,617
          1,466    TEXTRON INCORPORATED                                                                                     104,526
          5,813    TOYOTA MOTOR CORPORATION ADR                                                                             476,550
         10,076    UNITED TECHNOLOGIES CORPORATION                                                                          503,800

                                                                                                                          5,224,085
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.07%
          2,014    EXPEDIA INCORPORATED+<<                                                                                   44,832
          2,025    GATX CORPORATION                                                                                          82,073
          1,665    SABRE HOLDINGS CORPORATION                                                                                31,935

                                                                                                                            158,840
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.10%
          2,327    ALEXANDER & BALDWIN INCORPORATED                                                                         121,958
          3,309    GULFMARK OFFSHORE INCORPORATED+                                                                           98,575

                                                                                                                            220,533
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.83%
          1,160    AMERISOURCEBERGEN CORPORATION                                                                             86,617
          4,406    CARDINAL HEALTH INCORPORATED                                                                             262,642
          1,866    DEAN FOODS COMPANY+                                                                                       68,930
          3,252    MCKESSON CORPORATION                                                                                     151,771
          3,454    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     170,179
          2,313    NIKE INCORPORATED CLASS B                                                                                182,519
          3,351    SMURFIT-STONE CONTAINER CORPORATION+                                                                      36,995
          1,833    SUPERVALU INCORPORATED                                                                                    63,788
          6,362    SYSCO CORPORATION                                                                                        212,363
          4,985    UNILEVER NV NY SHARES<<                                                                                  344,962
          6,366    UNILEVER PLC ADR<<                                                                                       258,714

                                                                                                                          1,839,480
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.76%
          1,742    ARROW ELECTRONICS INCORPORATED+                                                                           51,946
          2,396    AVNET INCORPORATED+                                                                                       60,020
          2,155    KYOCERA CORPORATION ADR<<                                                                                150,311
          2,334    MERGE TECHNOLOGIES INCORPORATED+                                                                          43,529
         11,533    MITSUBISHI CORPORATION ADR                                                                               377,118
          1,677    MITSUI & COMPANY LIMITED ADR                                                                             348,011
          8,185    NISSAN MOTOR COMPANY LIMITED ADR<<                                                                       172,622
          1,862    OMNICARE INCORPORATED                                                                                     97,848
         31,390    SUMITOMO MITSUI FINANCIAL                                                                                254,771
          1,090    TECH DATA CORPORATION+<<                                                                                  39,905
          1,454    VISTEON CORPORATION                                                                                       14,365
          1,178    W.W. GRAINGER INCORPORATED                                                                                75,769

                                                                                                                          1,686,215
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $150,320,165)                                                                                 173,412,050
                                                                                                                    ---------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE %    MATURITY DATE       VALUE

US TREASURY SECURITIES - 20.56%

US TREASURY NOTES - 20.56%
$     5,810,000    US TREASURY NOTE<<                                                   3.13           09/15/2008   $     5,692,440
      4,390,000    US TREASURY NOTE<<                                                   3.38           12/15/2008         4,326,723
      3,505,000    US TREASURY NOTE<<                                                   2.63           03/15/2009         3,363,706
     10,590,000    US TREASURY NOTE<<                                                   4.00           06/15/2009        10,647,504
      2,500,000    US TREASURY NOTE<<                                                   6.00           08/15/2009         2,695,215
      4,685,000    US TREASURY NOTE<<                                                   3.38           09/15/2009         4,603,561
      3,000,000    US TREASURY NOTE<<                                                   3.50           11/15/2009         2,959,686
     11,440,000    US TREASURY NOTE<<                                                   4.00           03/15/2010        11,504,350

                                                                                                                         45,793,185
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $46,108,218)                                                                          45,793,185
                                                                                                                    ---------------

SHARES

COLLATERAL FOR SECURITIES LENDING - 32.84%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.22%
      1,394,584    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,394,584
      1,318,162    SHORT TERM INVESTMENTS COMPANY MONEY MARKET FUND                                                       1,318,162

                                                                                                                          2,712,746
                                                                                                                    ---------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 31.62%
      2,999,997    ATOMIUM FUNDING CORPORATION                                          3.41           09/12/2005         2,996,757
      2,999,997    CONCORD MINUTEMEN CAPITAL COMPANY COMMERCIAL PAPER SERIES B          3.55           09/08/2006         2,999,997
      3,999,996    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      3.61           05/04/2006         3,977,276
     31,499,968    DEUTSCHE BANK REPURCHASE AGREEMENT(MATURITY VALUE $31,503,100)       3.58           09/01/2005        31,499,968
      1,999,998    GALAXY FUNDING INCORPORATED                                          3.43           09/29/2005         1,994,438
      1,999,998    GEMINI SECURITIZATION INCORPORATED                                   3.52           09/29/2005         1,994,438
      1,999,998    ING USA ANNUITY AND LIFE INSURANCE                                   3.72           06/06/2006         1,999,998
      2,999,997    LEGACY CAPITAL CORPORATION LLC                                       3.54           09/06/2005         2,998,527
        999,999    LEHMAN BROTHERS HOLDINGS INCORPORATED                                3.61           03/16/2006           999,999

WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE %    MATURITY DATE       VALUE
COLLATERAL FOR SECURITIES LENDING - (CONTINUED)
    $ 2,999,997    LEXINGTON PARKER CAPITAL CORPORATION                                 3.66           10/14/2005   $     2,986,947
      2,999,997    LIBERTY LIGHT US CAPITAL SERIES MTN                                  3.57           05/26/2006         3,000,117
      1,999,998    LIQUID FUNDING LIMITED                                               3.49           12/19/2005         1,999,998
      1,999,998    LIQUID FUNDING LIMITED                                               3.51           03/03/2006         1,999,998
      3,999,996    MORGAN STANLEY                                                       3.64           01/13/2006         3,999,996
      2,999,997    TICONDEROGA FUNDING LLC                                              3.55           09/20/2005         2,994,387
      1,999,998    WHITE PINE FINANCE LLC SERIES MTN                                    3.57           06/12/2006         2,000,098

                                                                                                                         70,442,939
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $73,155,685)                                                             73,155,685
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.15%
US TREASURY BILLS - 1.15%
         62,000    US TREASURY BILL<<^                                                  3.24           09/22/2005            61,883
        112,000    US TREASURY BILL<<^                                                  3.25           09/22/2005           111,788
         18,000    US TREASURY BILL<<^                                                  3.25           09/22/2005            17,966
        283,000    US TREASURY BILL<<^                                                  3.27           09/22/2005           282,461
      1,394,000    US TREASURY BILL<<^                                                  3.27           09/22/2005         1,391,341
        201,000    US TREASURY BILL<<^                                                  3.28           09/22/2005           200,615
        376,000    US TREASURY BILL<<^                                                  3.33           09/22/2005           375,270
        128,000    US TREASURY BILL<<^                                                  3.36           09/22/2005           127,749

                                                                                                                          2,569,073
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,569,073)                                                                            2,569,073
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES (COST $272,153,141)*                      132.41%                                   $   294,929,993
OTHER ASSETS AND LIABILITIES, NET                                         (32.41)                                       (72,191,614)
                                                                          ------                                    ---------------
TOTAL NET ASSETS                                                          100.00%                                   $   222,738,379
                                                                          ------                                    ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,133,976. THE TOTAL COLLATERAL RECEIVED REPRESENTS 101.87% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 89.65%
AGRICULTURAL PRODUCTION CROPS - 0.10%
          7,195    TATE & LYLE PLC ADR                                                                              $       238,367
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 0.16%
          2,999    HARRAH'S ENTERTAINMENT INCORPORATED                                                                      208,610
          4,980    INTERNATIONAL GAME TECHNOLOGY                                                                            138,046
          1,874    WESTWOOD ONE INCORPORATED                                                                                 38,098

                                                                                                                            384,754
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.44%
          1,608    ABERCROMBIE & FITCH COMPANY CLASS A                                                                       89,421
            856    AEROPOSTALE INCORPORATED+<<                                                                               21,862
          1,956    AMERICAN EAGLE OUTFITTERS INCORPORATED<<                                                                  56,000
          2,766    CHICO'S FAS INCORPORATED+                                                                                 96,008
          1,194    CLAIRE'S STORES INCORPORATED                                                                              28,035
          9,241    GAP INCORPORATED<<                                                                                       175,672
          4,003    KOHL'S CORPORATION+                                                                                      209,957
          5,781    LIMITED BRANDS                                                                                           127,066
          4,056    NORDSTROM INCORPORATED                                                                                   136,201
          2,712    ROSS STORES INCORPORATED                                                                                  67,475
            932    URBAN OUTFITTERS INCORPORATED+                                                                            51,875

                                                                                                                          1,059,572
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS - 0.38%
         11,893    BENETTON GROUP SPA ADR<<                                                                                 235,244
          2,128    JONES APPAREL GROUP INCORPORATED                                                                          59,967
          2,278    LIZ CLAIBORNE INCORPORATED                                                                                93,466
          1,850    VF CORPORATION                                                                                           109,723
          6,314    WACOAL CORPORATION ADR                                                                                   426,511

                                                                                                                            924,911
                                                                                                                    ---------------

APPLICATIONS SOFTWARE - 0.03%
          3,050    CITRIX SYSTEMS INCORPORATED+                                                                              72,590
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.17%
          1,030    ADVANCE AUTO PARTS INCORPORATED+<<                                                                        62,758
          1,143    AMERICA'S CAR MART INCORPORATED+                                                                          23,397
          4,176    AUTONATION INCORPORATED+                                                                                  86,902
            761    AUTOZONE INCORPORATED+                                                                                    71,914
          1,865    CARMAX INCORPORATED+<<                                                                                    59,419
          1,404    COPART INCORPORATED+                                                                                      34,665
          2,366    O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                       65,231

                                                                                                                            404,286
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
            623    DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                             18,852
            295    PACIFIC ETHANOL INCORPORATED+<<                                                                            2,463

                                                                                                                             21,315
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.54%
          1,500    CENTEX CORPORATION                                                                                       101,625
          4,747    D.R. HORTON INCORPORATED                                                                                 175,259
          2,020    LENNAR CORPORATION CLASS A                                                                               125,442
          1,447    PULTE HOMES INCORPORATED                                                                                 124,732
         43,926    SEKISUI HOUSE LIMITED                                                                                    480,225

SHARES             SECURITY NAME                                                                                         VALUE

          8,641    VIVENDI UNIVERSAL SA ADR<<                                                                       $       272,624
          1,178    WCI COMMUNITIES INCORPORATED+<<                                                                           35,540

                                                                                                                          1,315,447
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.77%
          1,219    FASTENAL COMPANY                                                                                          73,847
         26,035    HOME DEPOT INCORPORATED                                                                                1,049,731
          9,883    LOWE'S COMPANIES INCORPORATED                                                                            635,576
          2,347    SHERWIN-WILLIAMS COMPANY                                                                                 108,807

                                                                                                                          1,867,961
                                                                                                                    ---------------

BUSINESS SERVICES - 5.64%
         11,041    3COM CORPORATION+                                                                                         37,539
          1,086    AARON RENTS INCORPORATED                                                                                  24,055
          2,189    ACTIVISION INCORPORATED+                                                                                  48,924
             63    ADMINISTAFF INCORPORATED                                                                                   2,266
          6,280    ADOBE SYSTEMS INCORPORATED<<                                                                             169,811
          1,657    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                      86,081
          2,073    AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                       28,690
            137    ALTIRIS INCORPORATED+<<                                                                                    1,788
          1,064    ANSYS INCORPORATED+<<                                                                                     40,166
          3,324    AUTODESK INCORPORATED                                                                                    143,597
          6,083    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   260,048
          1,083    AVOCENT CORPORATION+                                                                                      36,086
          6,995    BEA SYSTEMS INCORPORATED+                                                                                 61,696
          2,965    BISYS GROUP INCORPORATED+                                                                                 44,267
            142    BLUE COAT SYSTEMS INCORPORATED+                                                                            5,600
          3,917    BMC SOFTWARE INCORPORATED+                                                                                78,340
          1,200    BRINK'S COMPANY                                                                                           48,216
          5,008    BUNZL PLC ADR+<<                                                                                         245,392
            876    CACI INTERNATIONAL INCORPORATED CLASS A+                                                                  54,873
          5,157    CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    82,564
         14,559    CENDANT CORPORATION                                                                                      296,130
          3,882    CERIDIAN CORPORATION+                                                                                     78,805
            646    CERNER CORPORATION+<<                                                                                     50,879
          1,816    CERTEGY INCORPORATED                                                                                      62,434
          1,425    CHECKFREE CORPORATION+                                                                                    52,426
          1,737    CHOICEPOINT INCORPORATED+                                                                                 74,569
          3,890    CNET NETWORKS INCORPORATED+<<                                                                             52,048
          1,630    COGNEX CORPORATION                                                                                        48,493
          1,882    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                               85,687
          6,645    COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           179,149
          2,441    COMPUTER SCIENCES CORPORATION+                                                                           108,747
          8,567    COMPUWARE CORPORATION+                                                                                    77,617
          3,268    CONVERGYS CORPORATION+<<                                                                                  46,471
          1,422    CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                 28,995
          3,032    CSK CORPORATION<<                                                                                        131,134
          1,465    DELUXE CORPORATION                                                                                        58,219
            548    DIGITAL RIVER INCORPORATED+<<                                                                             20,813
          1,465    DST SYSTEMS INCORPORATED+<<                                                                               78,671
         13,665    eBAY INCORPORATED+                                                                                       553,296
          1,136    ECLIPSYS CORPORATION+                                                                                     19,176

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          3,783    ELECTRONIC ARTS INCORPORATED+                                                                    $       216,690
          7,104    ELECTRONIC DATA SYSTEMS CORPORATION                                                                      159,130
          1,691    ELECTRONICS FOR IMAGING INCORPORATED+                                                                     33,482
          2,697    EQUIFAX INCORPORATED                                                                                      89,109
          1,120    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     39,200
          1,843    FAIR ISAAC CORPORATION                                                                                    75,323
          1,201    FILENET CORPORATION+                                                                                      31,911
          9,112    FIRST DATA CORPORATION                                                                                   378,604
          2,770    FISERV INCORPORATED+                                                                                     124,290
            726    GETTY IMAGES INCORPORATED+<<                                                                              62,138
          1,787    GOOGLE INCORPORATED CLASS A+                                                                             511,082
          2,036    GTECH HOLDINGS CORPORATION                                                                                58,189
             73    HUDSON HIGHLAND GROUP INCORPORATED+<<                                                                      1,835
            933    HYPERION SOLUTIONS CORPORATION+                                                                           40,464
            944    IDX SYSTEMS CORPORATION+<<                                                                                29,925
            678    INFOSPACE INCORPORATED+                                                                                   16,923
            996    INTERGRAPH CORPORATION+                                                                                   40,647
            488    INTERNET CAPITAL GROUP INCORPORATED+                                                                       3,933
          6,473    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            78,517
          2,371    INTUIT INCORPORATED+                                                                                     108,687
            721    IPAYMENT INCORPORATED+                                                                                    28,011
          2,516    IRON MOUNTAIN INCORPORATED+                                                                               86,777
          7,255    JUNIPER NETWORKS INCORPORATED+<<                                                                         164,979
            723    KORN/FERRY INTERNATIONAL+                                                                                 14,330
            901    KRONOS INCORPORATED+<<                                                                                    39,040
          1,920    LAMAR ADVERTISING COMPANY+                                                                                77,222
          1,157    MACROMEDIA INCORPORATED+                                                                                  42,751
            367    MAGMA DESIGN AUTOMATION INCORPORATED+                                                                      3,248
          1,179    MANHATTAN ASSOCIATES INCORPORATED+<<                                                                      24,924
          1,640    MANPOWER INCORPORATED                                                                                     73,898
          2,601    MCAFEE INCORPORATED+                                                                                      79,721
          2,246    MENTOR GRAPHICS CORPORATION+<<                                                                            19,158
        109,033    MICROSOFT CORPORATION                                                                                  2,987,504
            102    MICROSTRATEGY INCORPORATED CLASS A+                                                                        7,854
          1,856    MONSTER WORLDWIDE INCORPORATED+                                                                           57,981
          2,658    MPS GROUP INCORPORATED+                                                                                   29,397
          3,016    NCR CORPORATION+                                                                                         103,208
            315    NETFLIX INCORPORATED+<<                                                                                    6,791
          7,289    NOVELL INCORPORATED+                                                                                      47,962
          2,460    OMNICOM GROUP INCORPORATED                                                                               197,882
         51,036    ORACLE CORPORATION+                                                                                      661,937
          6,592    PARAMETRIC TECHNOLOGY CORPORATION+                                                                        39,948
          6,314    PUBLICIS GROUPE ADR<<                                                                                    210,004
            887    RADISYS CORPORATION+                                                                                      16,560
          2,087    REALNETWORKS INCORPORATED+                                                                                11,249
          2,610    RED HAT INCORPORATED+                                                                                     37,088
            961    RENT-A-CENTER INCORPORATED+                                                                               19,412
         14,710    RENTOKIL INITIAL PLC ADR                                                                                 214,300
          3,185    REUTERS GROUP PLC ADR                                                                                    126,381
          3,133    ROBERT HALF INTERNATIONAL INCORPORATED                                                                   105,519
          1,466    RSA SECURITY INCORPORATED+                                                                                19,263
            886    SAFENET INCORPORATED+                                                                                     28,352
          8,210    SAP AG ADR<<                                                                                             350,321
          1,276    SERENA SOFTWARE INCORPORATED+<<                                                                           24,091
            894    SI INTERNATIONAL INCORPORATED+                                                                            28,054

SHARES             SECURITY NAME                                                                                         VALUE

          7,872    SIEBEL SYSTEMS INCORPORATED                                                                      $        64,944
          1,248    SRA INTERNATIONAL INCORPORATED CLASS A+<<                                                                 41,895
            253    STRATASYS INCORPORATED+<<                                                                                  7,167
         49,175    SUN MICROSYSTEMS INCORPORATED+                                                                           186,865
          2,062    SYBASE INCORPORATED+                                                                                      46,044
         15,482    SYMANTEC CORPORATION+                                                                                    324,812
          2,939    SYNOPSYS INCORPORATED+                                                                                    55,841
          1,650    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                             39,270
          3,617    TIBCO SOFTWARE INCORPORATED+                                                                              27,634
          1,672    TOTAL SYSTEM SERVICES INCORPORATED                                                                        39,208
          1,530    TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+<<                                                    40,973
            198    TRAVELZOO INCORPORATED+<<                                                                                  4,580
          6,249    UNISYS CORPORATION+<<                                                                                     41,556
          2,471    UNITED ONLINE INCORPORATED                                                                                32,197
            980    UNITED RENTALS INCORPORATED+<<                                                                            17,689
          1,155    USA MOBILITY INCORPORATED+                                                                                32,536
            583    VERINT SYSTEMS INCORPORATED+                                                                              22,236
          4,239    VERISIGN INCORPORATED+                                                                                    92,410
          1,422    VIAD CORPORATION                                                                                          41,338
          7,630    WEBMD CORPORATION+<<                                                                                      83,625
            746    WEBSENSE INCORPORATED+<<                                                                                  37,218
          2,085    WIND RIVER SYSTEMS INCORPORATED+                                                                          27,397
          3,747    WPP GROUP PLC ADR<<                                                                                      193,608
         14,920    YAHOO! INCORPORATED+                                                                                     497,433

                                                                                                                         13,687,430
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 8.43%
         17,252    ABBOTT LABORATORIES                                                                                      778,583
          2,875    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    159,275
          7,967    AKZO NOBEL NV ADR                                                                                        328,798
          1,649    ALBERTO-CULVER COMPANY CLASS B                                                                            70,825
          1,338    ALEXION PHARMACEUTICALS INCORPORATED+<<                                                                   38,267
          2,807    ALKERMES INCORPORATED+<<                                                                                  52,715
          1,405    ALPHARMA INCORPORATED CLASS A                                                                             37,401
          1,496    AMERICAN VANGUARD CORPORATION<<                                                                           29,920
         14,835    AMGEN INCORPORATED+                                                                                    1,185,316
          1,193    ANDRX CORPORATION+                                                                                        21,629
          7,718    ASTRAZENECA PLC ADR                                                                                      355,954
          1,724    AVERY DENNISON CORPORATION                                                                                92,131
          6,304    AVON PRODUCTS INCORPORATED                                                                               206,897
          1,427    BALCHEM CORPORATION                                                                                       44,094
          4,553    BIOGEN IDEC INCORPORATED+                                                                                191,909
         23,919    BRISTOL-MYERS SQUIBB COMPANY                                                                             585,298
          1,854    CABOT CORPORATION                                                                                         61,182
            639    CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                    32,474
          3,839    CHEMTURA CORPORATION                                                                                      65,877
          1,857    CHIRON CORPORATION+                                                                                       67,669
          6,719    COLGATE PALMOLIVE COMPANY                                                                                352,747
            812    CUBIST PHARMACEUTICALS INCORPORATED+                                                                      14,673
            876    DISCOVERY LABORATORIES INCORPORATED+<<                                                                     5,466
          1,144    DOV PHARMACEUTICAL INCORPORATED+                                                                          17,183
         12,106    DOW CHEMICAL COMPANY                                                                                     522,979
         11,542    E.I. DU PONT DE NEMOURS AND COMPANY                                                                      456,717
          1,235    EASTMAN CHEMICAL COMPANY                                                                                  59,243

WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          3,677    ECOLAB INCORPORATED                                                                              $       121,341
          5,890    EISAI COMPANY LIMITED ADR                                                                                222,064
         11,630    ELI LILLY & COMPANY                                                                                      639,883
          1,802    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               72,783
          4,953    FOREST LABORATORIES INCORPORATED+                                                                        219,913
          5,829    GENENTECH INCORPORATED+                                                                                  547,576
          3,545    GENZYME CORPORATION+                                                                                     252,298
          6,016    GILEAD SCIENCES INCORPORATED+                                                                            258,688
         10,818    GILLETTE COMPANY                                                                                         582,766
         15,590    GLAXOSMITHKLINE PLC ADR                                                                                  759,545
          2,140    HOSPIRA INCORPORATED+                                                                                     85,258
            831    IDEXX LABORATORIES INCORPORATED+                                                                          53,217
            914    IMCLONE SYSTEMS INCORPORATED+                                                                             29,906
          1,179    IMMUCOR INCORPORATED+                                                                                     27,907
            861    INTERMUNE INCORPORATED+<<                                                                                 13,802
          2,053    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                         74,113
            827    INVITROGEN CORPORATION+<<                                                                                 70,072
          3,370    IVAX CORPORATION+<<                                                                                       87,283
          1,484    K-V PHARMACEUTICAL COMPANY CLASS A+                                                                       25,317
          4,740    KING PHARMACEUTICALS INCORPORATED+                                                                        69,678
          2,247    LIGAND PHARMACEUTICALS INCORPORATED CLASS B+<<                                                            17,639
          4,223    LYONDELL CHEMICAL COMPANY                                                                                108,953
          1,370    MEDICINES COMPANY+<<                                                                                      30,304
          1,366    MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                              46,458
          3,819    MEDIMMUNE INCORPORATED+                                                                                  114,303
         25,976    MERCK & COMPANY INCORPORATED                                                                             733,302
          1,208    MGI PHARMA INCORPORATED+<<                                                                                32,568
          6,153    MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                  61,592
          3,670    MONSANTO COMPANY                                                                                         234,293
          4,049    MOSAIC COMPANY+<<                                                                                         65,391
          4,700    MYLAN LABORATORIES INCORPORATED                                                                           86,433
         18,385    NOVARTIS AG ADR                                                                                          896,269
            788    NOVEN PHARMACEUTICALS INCORPORATED+<<                                                                     13,128
          3,775    NOVO NORDISK A/S ADR                                                                                     195,621
            235    NPS PHARMACEUTICALS INCORPORATED+                                                                          2,343
            800    OM GROUP INCORPORATED+<<                                                                                  15,584
            471    ONYX PHARMACEUTICALS INCORPORATED+<<                                                                       9,382
            999    OSI PHARMACEUTICALS INCORPORATED+                                                                         32,767
          1,037    PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                              25,064
         91,429    PFIZER INCORPORATED                                                                                    2,328,697
            485    PHARMION CORPORATION+                                                                                     12,052
          2,194    PPG INDUSTRIES INCORPORATED                                                                              138,178
          4,458    PRAXAIR INCORPORATED                                                                                     215,321
         28,812    PROCTER & GAMBLE COMPANY<<                                                                             1,598,490
          1,430    PROTEIN DESIGN LABS INCORPORATED+                                                                         38,238
          8,389    ROCHE HOLDING AG ADR                                                                                     577,287
          3,039    ROHM & HAAS COMPANY                                                                                      131,923
          1,118    SALIX PHARMACEUTICALS LIMITED+                                                                            22,785
         12,511    SANOFI-AVENTIS ADR<<                                                                                     534,970
         18,961    SCHERING-PLOUGH CORPORATION                                                                              405,955
          1,490    SEPRACOR INCORPORATED+<<                                                                                  74,798

SHARES             SECURITY NAME                                                                                         VALUE

         18,052    SHISEIDO COMPANY LIMITED<<                                                                       $       252,584
          1,378    SIGMA-ALDRICH CORPORATION                                                                                 85,987
         19,095    SYNGENTA AG ADR+                                                                                         406,533
          1,182    VALSPAR CORPORATION                                                                                       57,102
          2,137    VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                    39,321
         16,544    WYETH                                                                                                    757,550

                                                                                                                         20,447,797
                                                                                                                    ---------------

COAL MINING - 0.16%
          1,327    CONSOL ENERGY INCORPORATED                                                                                92,492
          1,804    MASSEY ENERGY COMPANY<<                                                                                   91,643
          1,897    PEABODY ENERGY CORPORATION                                                                               135,958
          1,132    PENN VIRGINIA CORPORATION                                                                                 63,483

                                                                                                                            383,576
                                                                                                                    ---------------

COMMUNICATIONS - 4.45%
          4,620    ALLTEL CORPORATION                                                                                       286,394
          4,901    AMERICAN TOWER CORPORATION CLASS A+<<                                                                    116,840
         11,783    AT&T CORPORATION                                                                                         231,889
          6,507    AVAYA INCORPORATED+                                                                                       66,371
         22,010    BELLSOUTH CORPORATION<<                                                                                  578,643
          3,322    BRITISH SKY BROADCASTING GROUP PLC ADR                                                                   137,498
          6,443    BT GROUP PLC ADR                                                                                         251,986
          3,236    CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+<<                                                            100,963
          2,354    CENTURYTEL INCORPORATED                                                                                   84,509
          7,669    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                255,378
         26,764    COMCAST CORPORATION CLASS A+                                                                             822,993
          4,599    CROWN CASTLE INTERNATIONAL CORPORATION+                                                                  113,871
         20,178    DEUTSCHE TELEKOM AG ADR<<                                                                                384,996
         10,134    DIRECTV GROUP INCORPORATED+                                                                              161,232
          3,787    ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                             113,345
          1,070    ENTERCOM COMMUNICATIONS CORPORATION+                                                                      35,791
            435    EQUINIX INCORPORATED+                                                                                     16,952
            563    EXTREME NETWORKS INCORPORATED+                                                                             2,432
          2,506    FOUNDRY NETWORKS INCORPORATED+                                                                            29,320
          9,216    FRANCE TELECOM SA ADR                                                                                    279,153
          1,039    GOLDEN TELECOM INCORPORATED<<                                                                             30,650
          3,334    IAC INTERACTIVECORP+<<                                                                                    81,850
          3,470    LAGARDERE SCA ADR<<                                                                                      247,519
          2,843    LIBERTY GLOBAL INCORPORATED CLASS A+                                                                     144,282
          3,961    MCI INCORPORATED+                                                                                        101,560
          2,200    NEXTEL PARTNERS INCORPORATED CLASS A+                                                                     57,728
          5,829    NIPPON TELEGRAPH AND TELEPHONE CORPORATION ADR<<                                                         127,014
          1,254    NTL INCORPORATED+<<                                                                                       80,106
         11,113    NTT DOCOMO INCORPORATED ADR                                                                              179,586
          2,062    RADIO ONE INCORPORATED CLASS D+                                                                           28,827
          5,551    REED ELSEVIER PLC ADR                                                                                    207,940
         39,049    SBC COMMUNICATIONS INCORPORATED                                                                          940,300
         36,664    SPRINT NEXTEL CORPORATION                                                                                950,698
          8,829    TDC A/S ADR                                                                                              234,763
         12,865    TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                    448,988
         11,232    TELEFONICA SA ADR                                                                                        559,129

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            802    TELEPHONE AND DATA SYSTEMS INCORPORATED                                                          $        32,762
            802    TELEPHONE AND DATA SYSTEMS INCORPORATED SHS<<                                                             30,877
          3,812    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                         102,543
          1,373    UTSTARCOM INCORPORATED+<<                                                                                 10,572
         31,635    VERIZON COMMUNICATIONS INCORPORATED                                                                    1,034,781
         36,602    VODAFONE GROUP PLC ADR<<                                                                                 997,404
          2,855    XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                              100,639

                                                                                                                         10,801,074
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.03%
            970    CHEMED CORPORATION                                                                                        39,246
          1,516    DYCOM INDUSTRIES INCORPORATED+                                                                            26,864

                                                                                                                             66,110
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 10.16%
         13,508    ABN AMRO HOLDING NV ADR                                                                                  326,218
         10,242    ALLIED IRISH BANKS PLC ADR                                                                               445,015
          7,150    AMSOUTH BANCORPORATION                                                                                   188,188
          4,807    ASSOCIATED BANC-CORP                                                                                     156,420
          2,853    ASTORIA FINANCIAL CORPORATION                                                                             79,684
         33,192    BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                   554,970
         34,734    BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                 428,270
          5,034    BANCTRUST FINANCIAL GROUP INCORPORATED                                                                   109,590
         46,114    BANK OF AMERICA CORPORATION                                                                            1,984,285
        219,277    BANK OF EAST ASIA LIMITED ADR<<                                                                          640,442
         11,446    BANK OF NEW YORK COMPANY INCORPORATED                                                                    349,904
          1,182    BANKNORTH GROUP INCORPORATED                                                                              35,543
         11,233    BARCLAYS PLC ADR<<                                                                                       452,690
          8,178    BAYERISCHE HYPO-UND VEREINSBANK AG ADR<<                                                                 231,126
          8,528    BB&T CORPORATION                                                                                         345,981
          3,199    BERKSHIRE HILLS BANCORP INCORPORATED                                                                     103,168
         13,704    BNP PARIBAS SA ADR                                                                                       496,766
          2,127    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          56,514
          3,115    CAPITOL FEDERAL FINANCIAL                                                                                105,162
          3,889    CASCADE BANCORP<<                                                                                         81,513
          2,050    CENTRAL PACIFIC FINANCIAL CORPORATION                                                                     70,889
          3,796    CHITTENDEN CORPORATION                                                                                   102,340
         62,974    CITIGROUP INCORPORATED                                                                                 2,756,372
          2,768    CITIZENS & NORTHERN CORPORATION                                                                           84,479
          2,881    CITY BANK LYNNWOOD WASHINGTON                                                                             95,793
          3,861    COASTAL FINANCIAL CORPORATION                                                                             58,224
          2,449    COMERICA INCORPORATED                                                                                    148,140
          2,300    COMMERCE BANCORP INCORPORATED<<                                                                           77,556
          2,724    COMMERCE BANCSHARES INCORPORATED                                                                         145,680
          1,568    COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                            28,114
          1,563    COMMERCIAL FEDERAL CORPORATION                                                                            53,001
          3,753    COMPASS BANCSHARES INCORPORATED                                                                          175,678

SHARES             SECURITY NAME                                                                                         VALUE

          5,506    DEUTSCHE BANK AG<<                                                                               $       478,967
          3,739    FARMERS CAPITAL BANK CORPORATION                                                                         122,452
          6,370    FIFTH THIRD BANCORP                                                                                      263,782
          2,242    FIRST HORIZON NATIONAL CORPORATION                                                                        87,617
          1,896    FIRST REPUBLIC BANK                                                                                       68,256
          1,046    FIRSTFED FINANCIAL CORPORATION+                                                                           60,197
          3,439    GOLDEN WEST FINANCIAL CORPORATION                                                                        209,745
         10,068    HBOS PLC ADR<<                                                                                           472,345
         10,063    HSBC HOLDINGS PLC ADR<<                                                                                  813,493
          6,846    HUNTINGTON BANCSHARES INCORPORATED                                                                       164,236
          4,749    HYPO REAL ESTATE HOLDING AG ADR                                                                          233,621
          5,869    INTERCHANGE FINANCIAL SERVICES CORPORATION                                                               103,118
          1,448    INVESTORS FINANCIAL SERVICES CORPORATION<<                                                                50,854
         40,309    JP MORGAN CHASE & COMPANY                                                                              1,366,072
          6,814    KEYCORP                                                                                                  225,680
          8,325    LLOYDS TSB GROUP PLC ADR<<                                                                               277,722
          1,466    M&T BANK CORPORATION                                                                                     156,305
          4,414    MARSHALL & ILSLEY CORPORATION                                                                            193,201
          7,430    MELLON FINANCIAL CORPORATION                                                                             241,104
          2,075    MERCANTILE BANK CORPORATION                                                                               94,205
          2,743    MERCANTILE BANKSHARES CORPORATION                                                                        147,656
          1,802    NASB FINANCIAL INCORPORATED                                                                               71,720
          5,193    NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                    614,851
          8,721    NATIONAL CITY CORPORATION                                                                                319,450
          4,445    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                 78,143
          7,079    NORTH FORK BANCORPORATION INCORPORATED                                                                   194,602
          3,532    NORTHERN TRUST CORPORATION                                                                               176,035
          2,576    PFF BANCORP INCORPORATED                                                                                  76,585
          4,116    PNC FINANCIAL SERVICES GROUP                                                                             231,443
          7,288    POPULAR INCORPORATED                                                                                     199,400
          3,631    PREMIERWEST BANCORP+<<                                                                                    51,197
            954    R&G FINANCIAL CORPORATION CLASS B<<                                                                       14,434
          7,343    REGIONS FINANCIAL CORPORATION                                                                            240,263
         15,336    SANPAOLO IMI SPA ADR<<                                                                                   441,830
          3,373    SEACOAST BANKING CORPORATION                                                                              74,510
         17,674    SOCIETE GENERALE ADR                                                                                     380,603
          6,208    SOVEREIGN BANCORP INCORPORATED                                                                           144,771
          4,864    STATE STREET CORPORATION                                                                                 235,077
          2,698    STERLING BANCORPORATION NEW YORK                                                                          59,788
          4,499    SUNTRUST BANKS INCORPORATED                                                                              316,190
          1,955    SVB FINANCIAL GROUP+<<                                                                                    91,963
          3,668    SY BANCORP INCORPORATED                                                                                   87,995
          6,573    SYNOVUS FINANCIAL CORPORATION                                                                            189,105
          3,134    TCF FINANCIAL CORPORATION<<                                                                               88,724
          1,879    TIERONE CORPORATION                                                                                       53,025
          1,408    TOMPKINS TRUST COMPANY INCORPORATED                                                                       59,587
          3,564    UCBH HOLDINGS INCORPORATED<<                                                                              67,965
          1,698    UNIONBANCAL CORPORATION                                                                                  115,073
          2,275    UNITED SECURITY BANCSHARES INCORPORATED                                                                   64,906
         23,014    US BANCORP                                                                                               672,469
         17,699    WACHOVIA CORPORATION                                                                                     878,224
          8,499    WASHINGTON MUTUAL INCORPORATED<<                                                                         353,388
         11,942    WESTPAC BANKING CORPORATION ADR                                                                          891,829
          2,900    WILMINGTON TRUST CORPORATION                                                                             105,734

WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          1,640    WINTRUST FINANCIAL CORPORATION                                                                   $        84,526
          1,906    ZIONS BANCORPORATION                                                                                     133,153

                                                                                                                         24,656,901
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.54%
          1,564    BOB EVANS FARMS INCORPORATED                                                                              37,833
          1,417    BRINKER INTERNATIONAL INCORPORATED+                                                                       52,641
          1,034    CEC ENTERTAINMENT INCORPORATED+                                                                           35,456
          1,639    CHEESECAKE FACTORY INCORPORATED+<<                                                                        51,907
          3,371    DARDEN RESTAURANTS INCORPORATED                                                                          105,883
          1,237    DAVE & BUSTER'S INCORPORATED+<<                                                                           17,627
          1,734    DENNYS CORPORATION+                                                                                        9,103
          1,431    IHOP CORPORATION<<                                                                                        57,469
          1,193    JACK IN THE BOX INCORPORATED+<<                                                                           42,077
            886    KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                     6,158
         16,037    MCDONALD'S CORPORATION                                                                                   520,401
          1,859    OUTBACK STEAKHOUSE INCORPORATED                                                                           77,353
          2,176    WENDY'S INTERNATIONAL INCORPORATED                                                                       102,577
          4,355    YUM! BRANDS INCORPORATED                                                                                 206,340

                                                                                                                          1,322,825
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.13%
          2,135    APOLLO GROUP INCORPORATED CLASS A+                                                                       167,939
          1,718    CAREER EDUCATION CORPORATION+                                                                             67,346
          1,362    DEVRY INCORPORATED+                                                                                       25,156
          1,093    ITT EDUCATIONAL SERVICES INCORPORATED+                                                                    55,568

                                                                                                                            316,009
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 4.09%
         11,070    AES CORPORATION+                                                                                         174,242
          4,786    ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                   38,192
          3,457    AMEREN CORPORATION                                                                                       189,893
          6,096    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             226,649
         11,700    BG GROUP PLC ADR<<                                                                                       535,275
          2,290    BLACK HILLS CORPORATION                                                                                   95,379
          4,136    CASCADE NATURAL GAS CORPORATION<<                                                                         86,484
          6,192    CENTERPOINT ENERGY INCORPORATED<<                                                                         87,988
          2,796    CENTRAL VERMONT PUBLIC SERVICE<<                                                                          53,404
          3,429    CINERGY CORPORATION                                                                                      151,013
          6,843    CITIZENS COMMUNICATIONS COMPANY                                                                           93,339
          3,708    CONSOLIDATED EDISON INCORPORATED<<                                                                       173,942
          3,555    CONSTELLATION ENERGY GROUP INCORPORATED                                                                  208,856
          4,203    DOMINION RESOURCES INCORPORATED                                                                          321,445
          2,991    DTE ENERGY COMPANY                                                                                       136,898
         12,963    DUKE ENERGY CORPORATION                                                                                  375,797
         18,105    E.ON AG ADR                                                                                              577,550
          5,316    EDISON INTERNATIONAL                                                                                     239,379
         10,743    EL PASO CORPORATION                                                                                      124,619
         18,327    ENDESA SA ADR<<                                                                                          414,007
          2,589    ENTERGY CORPORATION                                                                                      193,942
          7,859    EXELON CORPORATION                                                                                       423,522
          5,069    FIRSTENERGY CORPORATION                                                                                  258,671
          5,084    FPL GROUP INCORPORATED                                                                                   219,070
          3,098    HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                                 82,128

SHARES             SECURITY NAME                                                                                         VALUE

         64,155    HONG KONG ELECTRIC HOLDINGS LIMITED ADR<<                                                        $       309,958
          3,991    INTERNATIONAL POWER PLC ADR<<                                                                            169,657
          1,982    KINDER MORGAN INCORPORATED                                                                               189,222
          2,996    LACLEDE GROUP INCORPORATED                                                                                96,831
          6,599    NATIONAL GRID PLC ADR                                                                                    313,584
            859    NICOR INCORPORATED                                                                                        35,571
          5,095    NISOURCE INCORPORATED                                                                                    122,993
          3,828    NSTAR                                                                                                    113,156
          6,235    PG&E CORPORATION                                                                                         233,937
          1,674    PINNACLE WEST CAPITAL CORPORATION                                                                         75,213
          6,636    PPL CORPORATION                                                                                          212,087
          3,287    PROGRESS ENERGY INCORPORATED                                                                             143,280
          3,301    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             213,080
          6,859    RELIANT RESOURCES INCORPORATED+<<                                                                         85,738
          5,839    RWE AG ADR<<                                                                                             388,927
          9,845    SCOTTISH POWER PLC ADR                                                                                   356,684
          3,756    SEMPRA ENERGY                                                                                            168,344
          3,868    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                     113,951
          8,430    SOUTHERN COMPANY                                                                                         289,992
          2,855    TXU CORPORATION                                                                                          276,992
          1,467    UIL HOLDINGS CORPORATION                                                                                  77,692
          4,626    WASTE MANAGEMENT INCORPORATED                                                                            126,891
          8,875    WILLIAMS COMPANIES INCORPORATED                                                                          199,155
          7,369    XCEL ENERGY INCORPORATED                                                                                 141,780

                                                                                                                          9,936,399
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.23%
          2,402    ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                    50,298
          5,489    ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   114,007
          7,520    ALCATEL SA ADR+<<                                                                                         87,758
          5,474    ALTERA CORPORATION+                                                                                      119,716
          3,877    AMERICAN POWER CONVERSION CORPORATION                                                                    101,461
          4,885    ANALOG DEVICES INCORPORATED                                                                              178,058
          3,820    ANDREW CORPORATION+                                                                                       44,045
            707    APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                    13,497
            961    ATMI INCORPORATED+<<                                                                                      29,628
          2,051    AVX CORPORATION                                                                                           27,258
          1,329    BENCHMARK ELECTRONICS INCORPORATED+<<                                                                     38,687
          3,549    BROADCOM CORPORATION CLASS A+                                                                            154,381
          7,359    CANON INCORPORATED ADR                                                                                   372,733
            741    CERADYNE INCORPORATED+<<                                                                                  23,401
         13,247    CHARTERED SEMICONDUCTOR+<<                                                                                88,093
         80,179    CISCO SYSTEMS INCORPORATED+                                                                            1,412,754
          3,509    COMVERSE TECHNOLOGY INCORPORATED+                                                                         90,462
          1,440    CREE INCORPORATED+<<                                                                                      36,922
            815    CYMER INCORPORATED+                                                                                       27,302
          3,055    CYPRESS SEMICONDUCTOR+<<                                                                                  47,750
          1,968    DSP GROUP INCORPORATED+                                                                                   50,125
            719    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                               15,947
          5,165    EMERSON ELECTRIC COMPANY                                                                                 347,501
          1,361    ENERGIZER HOLDINGS INCORPORATED+<<                                                                        88,329

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          2,037    FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                              $        34,323
          6,483    FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            156,111
        133,433    GENERAL ELECTRIC COMPANY                                                                               4,484,683
          2,397    GRAFTECH INTERNATIONAL LIMITED+                                                                           14,238
            858    GREATBATCH INCORPORATED+                                                                                  21,450
            834    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              86,236
          2,360    HARRIS CORPORATION                                                                                        91,120
         10,267    INFINEON TECHNOLOGIES AG ADR+<<                                                                           96,510
          1,365    INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                                                                  28,747
          1,802    INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                              19,281
         72,507    INTEL CORPORATION                                                                                      1,864,880
          1,851    INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                  32,911
          1,031    INTERNATIONAL RECTIFIER CORPORATION+<<                                                                    49,591
          2,567    INTERSIL CORPORATION CLASS A                                                                              53,907
          2,825    JABIL CIRCUIT INCORPORATED+                                                                               83,168
          2,533    KLA-TENCOR CORPORATION                                                                                   128,575
          5,974    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                     158,610
          1,343    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 109,965
          4,030    LINEAR TECHNOLOGY CORPORATION                                                                            152,858
          1,024    LITTELFUSE INCORPORATED+                                                                                  28,488
          5,997    LSI LOGIC CORPORATION+<<                                                                                  57,811
         31,973    LUCENT TECHNOLOGIES INCORPORATED+<<                                                                       98,477
         21,220    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                       372,199
          4,219    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   179,940
          1,299    MAYTAG CORPORATION                                                                                        24,551
            633    MCDATA CORPORATION CLASS A+                                                                                3,406
          3,026    MICROCHIP TECHNOLOGY INCORPORATED                                                                         94,169
          7,678    MICRON TECHNOLOGY INCORPORATED+                                                                           91,445
         27,970    MINEBEA COMPANY LIMITED ADR                                                                              230,534
          3,414    MOLEX INCORPORATED                                                                                        91,359
         31,243    MOTOROLA INCORPORATED                                                                                    683,597
          1,700    NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                   75,803
          4,976    NATIONAL SEMICONDUCTOR CORPORATION                                                                       124,052
          5,011    NETWORK APPLIANCE INCORPORATED+                                                                          118,961
         31,184    NOKIA OYJ ADR                                                                                            491,772
          2,130    NOVELLUS SYSTEMS INCORPORATED+<<                                                                          57,105
          2,749    NVIDIA CORPORATION+<<                                                                                     84,339
            109    OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                    1,598
          8,730    OMRON CORPORATION                                                                                        192,455
            966    OPENWAVE SYSTEMS INCORPORATED+<<                                                                          16,625
            598    PHOTRONICS INCORPORATED+                                                                                  12,420
          1,060    PLANTRONICS INCORPORATED                                                                                  34,556
          2,906    PMC-SIERRA INCORPORATED+                                                                                  24,643
          2,714    POLYCOM INCORPORATED+                                                                                     48,336
          1,732    POWERWAVE TECHNOLOGIES+                                                                                   18,151
          1,582    QLOGIC CORPORATION+                                                                                       54,674
         20,425    QUALCOMM INCORPORATED                                                                                    811,077
          2,021    RAMBUS INCORPORATED+<<                                                                                    21,221
            371    RF MICRO DEVICES INCORPORATED+<<                                                                           2,430

SHARES             SECURITY NAME                                                                                         VALUE

          2,972    ROCKWELL COLLINS INCORPORATED                                                                    $       143,042
            759    ROGERS CORPORATION+<<                                                                                     29,654
          7,746    SANMINA-SCI CORPORATION+                                                                                  39,272
          6,574    SANYO ELECTRIC COMPANY LIMITED<<                                                                          86,448
          2,462    SCIENTIFIC-ATLANTA INCORPORATED                                                                           94,196
          1,370    SEMTECH CORPORATION+                                                                                      22,400
            430    SILICON IMAGE INCORPORATED+                                                                                4,442
            938    SILICON LABORATORIES INCORPORATED+                                                                        29,106
         14,783    SIRIUS SATELLITE RADIO INCORPORATED+                                                                     101,707
            742    SKYWORKS SOLUTIONS INCORPORATED+                                                                           5,595
          1,079    SOHU.COM INCORPORATED+                                                                                    18,861
          7,559    SONY CORPORATION ADR                                                                                     254,134
          2,901    TDK CORPORATION ADR<<                                                                                    216,212
          8,827    TELLABS INCORPORATED+                                                                                     78,472
         21,574    TEXAS INSTRUMENTS INCORPORATED                                                                           705,038
          1,626    THOMAS & BETTS CORPORATION+                                                                               57,788
            862    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   39,057
          3,879    VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                    50,039
            750    WHIRLPOOL CORPORATION                                                                                     57,037
          4,936    XILINX INCORPORATED                                                                                      138,652

                                                                                                                         17,544,623
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.57%
            804    AMERICAN HEALTHCORP+<<                                                                                    35,135
          1,972    AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                    64,583
          1,948    APPLERA CORPORATION-CELERA GENOMICS GROUP+<<                                                              22,870
          3,874    BEARINGPOINT INCORPORATED+                                                                                31,689
            834    CDI CORPORATION                                                                                           22,476
          2,306    CELGENE CORPORATION+<<                                                                                   115,761
            931    CEPHALON INCORPORATED+<<                                                                                  37,724
            866    CORPORATE EXECUTIVE BOARD COMPANY<<                                                                       69,947
            970    CV THERAPEUTICS INCORPORATED+<<                                                                           26,355
          1,294    ERESEARCH TECHNOLOGY INCORPORATED+                                                                        19,954
          1,414    FLUOR CORPORATION                                                                                         87,541
          1,235    GEN-PROBE INCORPORATED+                                                                                   56,217
          1,537    ICOS CORPORATION+                                                                                         40,162
         79,485    INVENSYS PLC ADR+                                                                                         42,175
          4,110    MOODY'S CORPORATION                                                                                      201,842
          1,589    NAVIGANT CONSULTING INCORPORATED+                                                                         30,731
          4,434    PAYCHEX INCORPORATED                                                                                     151,332
          2,430    QUEST DIAGNOSTICS INCORPORATED                                                                           121,451
          1,414    RESOURCES CONNECTION INCORPORATED+<<                                                                      41,006
            769    RIGEL PHARMACEUTICALS INCORPORATED+                                                                       15,480
          9,858    SERVICEMASTER COMPANY                                                                                    135,449
          1,582    TELIK INCORPORATED+                                                                                       24,205

                                                                                                                          1,394,085
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.30%
          1,103    AMERON INTERNATIONAL CORPORATION                                                                          46,833
          1,504    BALL CORPORATION                                                                                          56,415
          1,759    CRANE COMPANY                                                                                             52,084
          1,876    FORTUNE BRANDS INCORPORATED                                                                              163,174
          3,053    ILLINOIS TOOL WORKS INCORPORATED                                                                         257,307
            262    METALS USA INCORPORATED+                                                                                   5,161

WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
            981    NCI BUILDING SYSTEMS INCORPORATED+<<                                                             $        36,984
          2,077    SNAP-ON INCORPORATED                                                                                      73,734
          1,671    WATER PIK TECHNOLOGIES INCORPORATED+                                                                      32,919

                                                                                                                            724,611
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.03%
          4,932    JANUS CAPITAL GROUP INCORPORATED                                                                          69,689
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.86%
          1,088    AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                  12,001
          3,523    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    156,104
          9,393    ARCHER-DANIELS-MIDLAND COMPANY                                                                           211,436
          9,517    CADBURY SCHWEPPES PLC ADR<<                                                                              379,538
          4,471    CAMPBELL SOUP COMPANY                                                                                    131,447
         22,515    COCA-COLA COMPANY                                                                                        990,660
          4,143    COCA-COLA ENTERPRISES INCORPORATED                                                                        92,596
          7,404    CONAGRA FOODS INCORPORATED                                                                               169,033
          2,015    DEL MONTE FOODS COMPANY+<<                                                                                21,782
          6,283    DIAGEO PLC ADR                                                                                           362,592
          3,610    GENERAL MILLS INCORPORATED<<                                                                             166,493
         20,123    GROUPE DANONE ADR                                                                                        428,620
            798    HANSEN NATURAL CORPORATION+<<                                                                             39,621
          2,460    HERSHEY FOODS CORPORATION<<                                                                              145,361
          4,250    HJ HEINZ COMPANY                                                                                         152,660
          2,675    HORMEL FOODS CORPORATION                                                                                  85,306
            990    JM SMUCKER COMPANY                                                                                        47,243
          3,747    KELLOGG COMPANY                                                                                          169,852
         28,187    KIRIN BREWERY COMPANY LIMITED                                                                            285,816
          3,535    KRAFT FOODS INCORPORATED CLASS A                                                                         109,585
          2,931    MCCORMICK & COMPANY INCORPORATED<<                                                                        99,390
            248    MOLSON COORS BREWING COMPANY                                                                              15,899
         15,328    NESTLE SA ADR                                                                                          1,071,846
          3,445    PEPSIAMERICAS INCORPORATED                                                                                86,883
         19,150    PEPSICO INCORPORATED                                                                                   1,050,377
         10,933    SARA LEE CORPORATION                                                                                     207,727
            485    TREEHOUSE FOODS INCORPORATED+<<                                                                           14,599
          4,474    TYSON FOODS INCORPORATED CLASS A                                                                          79,548
          2,240    WM. WRIGLEY JR. COMPANY                                                                                  159,152

                                                                                                                          6,943,167
                                                                                                                    ---------------

FOOD STORES - 0.85%
          5,159    ALBERTSON'S INCORPORATED<<                                                                               103,851
         10,332    COLES MYER LIMITED ADR                                                                                   614,754
         16,324    KONINKLIJKE AHOLD NV ADR+                                                                                145,773
          9,968    KROGER COMPANY+                                                                                          196,768
          6,412    SAFEWAY INCORPORATED                                                                                     152,157
          5,646    STARBUCKS CORPORATION+                                                                                   276,880
         25,880    TESCO PLC ADR<<                                                                                          455,576
            930    WHOLE FOODS MARKET INCORPORATED<<                                                                        120,212

                                                                                                                          2,065,971
                                                                                                                    ---------------

FORESTRY - 0.08%
          2,946    WEYERHAEUSER COMPANY                                                                                     191,549
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.26%
          1,928    HERMAN MILLER INCORPORATED                                                                                57,647
          1,044    HILLENBRAND INDUSTRIES INCORPORATED                                                                       51,960

SHARES             SECURITY NAME                                                                                         VALUE

          1,477    HNI CORPORATION                                                                                  $        85,149
          1,138    HOOKER FURNITURE CORPORATION                                                                              20,621
          3,982    LEGGETT & PLATT INCORPORATED                                                                              96,404
          6,550    MASCO CORPORATION                                                                                        200,954
          4,086    NEWELL RUBBERMAID INCORPORATED                                                                            95,735
            663    SELECT COMFORT CORPORATION+<<                                                                             12,816

                                                                                                                            621,286
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.19%
          2,039    BIG LOTS INCORPORATED+                                                                                    24,081
          5,264    DOLLAR GENERAL CORPORATION                                                                               100,332
          2,025    FAMILY DOLLAR STORES INCORPORATED                                                                         40,257
          3,621    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 249,766
          2,606    FOOT LOCKER INCORPORATED                                                                                  56,915
          1,197    FRED'S INCORPORATED                                                                                       16,770
          3,245    JC PENNEY COMPANY INCORPORATED                                                                           157,804
          1,490    SEARS HOLDINGS CORPORATION+                                                                              202,431
         11,751    TARGET CORPORATION                                                                                       631,616
          7,490    TJX COMPANIES INCORPORATED                                                                               156,616
         27,796    WAL-MART STORES INCORPORATED                                                                           1,249,708

                                                                                                                          2,886,296
                                                                                                                    ---------------

HEALTH SERVICES - 0.68%
            452    AMEDISYS INCORPORATED+<<                                                                                  17,682
          6,402    CAREMARK RX INCORPORATED+                                                                                299,165
          1,332    COVANCE INCORPORATED+                                                                                     69,664
          1,425    DAVITA INCORPORATED+                                                                                      65,422
              7    ENZON PHARMACEUTICALS INCORPORATED+                                                                           49
          5,697    HCA INCORPORATED                                                                                         280,862
          4,215    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                       102,509
          3,414    HUMAN GENOME SCIENCES INCORPORATED+<<                                                                     44,075
            688    LABONE INCORPORATED+                                                                                      29,742
            610    LCA-VISION INCORPORATED                                                                                   25,041
          1,553    LINCARE HOLDINGS INCORPORATED+<<                                                                          65,754
          1,486    MANOR CARE INCORPORATED                                                                                   58,652
          2,293    NEKTAR THERAPEUTICS+                                                                                      39,164
          1,361    ODYSSEY HEALTHCARE INCORPORATED+                                                                          22,729
            424    PEDIATRIX MEDICAL GROUP INCORPORATED+<<                                                                   31,431
          1,523    RENAL CARE GROUP INCORPORATED+<<                                                                          71,718
            739    SIERRA HEALTH SERVICES INCORPORATED+<<                                                                    49,735
          6,266    TENET HEALTHCARE CORPORATION+                                                                             76,320
          1,265    TRIAD HOSPITALS INCORPORATED+                                                                             60,897
          1,149    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                                    44,018
            681    UNIVERSAL HEALTH SERVICES CLASS B                                                                         34,806
          2,551    VALEANT PHARMACEUTICALS INTERNATIONAL                                                                     50,969
          1,629    VICURON PHARMACEUTICALS INCORPORATED+                                                                     46,931
          1,802    WATSON PHARMACEUTICALS INCORPORATED+                                                                      62,133

                                                                                                                          1,649,468
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.85%
          1,762    4KIDS ENTERTAINMENT INCORPORATED+                                                                         30,342
          2,246    ACADIA REALTY TRUST<<                                                                                     39,754
          2,524    AGREE REALTY CORPORATION                                                                                  74,710
            960    AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                             30,710

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          5,364    ARCHSTONE-SMITH TRUST                                                                            $       216,169
          1,551    BEDFORD PROPERTY INVESTORS                                                                                35,751
          2,351    BOSTON PROPERTIES INCORPORATED<<                                                                         167,274
          1,665    CAPITAL TRUST INCORPORATED NEW YORK CLASS A                                                               54,795
            559    CEDAR SHOPPING CENTERS INCORPORATED                                                                        8,206
          2,356    CORPORATE OFFICE PROPERTIES TRUST<<                                                                       82,083
          2,018    CORRECTIONAL PROPERTIES TRUST                                                                             59,047
          5,109    CRESCENT REAL ESTATE EQUITIES COMPANY<<                                                                  100,290
          1,589    CRT PROPERTIES INCORPORATED                                                                               44,444
          4,287    DISCOVERY HOLDING COMPANY+<<                                                                              64,905
          4,923    DUKE REALTY CORPORATION                                                                                  161,179
          1,414    EASTGROUP PROPERTIES INCORPORATED                                                                         61,000
          1,645    ENTERTAINMENT PROPERTIES TRUST                                                                            74,946
            895    EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                  40,418
          5,834    EQUITY OFFICE PROPERTIES TRUST                                                                           194,272
          4,653    EQUITY RESIDENTIAL                                                                                       175,744
          3,539    GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                 159,573
          2,272    HERITAGE PROPERTY INVESTMENT TRUST<<                                                                      81,133
          8,033    HOST MARRIOTT CORPORATION                                                                                140,497
          1,915    IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                    26,733
          3,190    ISTAR FINANCIAL INCORPORATED                                                                             132,289
          1,714    KILROY REALTY CORPORATION<<                                                                               90,345
          6,142    KIMCO REALTY CORPORATION                                                                                 194,210
          1,602    LASALLE HOTEL PROPERTIES                                                                                  54,100
          2,773    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                           123,620
         44,239    MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED ADR                                                        457,874
          1,723    NATIONAL HEALTH INVESTORS INCORPORATED                                                                    49,915
            823    NOVASTAR FINANCIAL INCORPORATED<<                                                                         28,180
            832    ONE LIBERTY PROPERTIES INCORPORATED                                                                       16,940
            892    PARKWAY PROPERTIES INCORPORATED                                                                           43,119
          1,965    PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                 84,790
          4,204    PLUM CREEK TIMBER COMPANY                                                                                154,497
          1,536    RAIT INVESTMENT TRUST                                                                                     45,911
          2,615    RAMCO-GERSHENSON PROPERTIES                                                                               75,887
            658    REDWOOD TRUST INCORPORATED<<                                                                              33,104
          1,634    SAUL CENTERS INCORPORATED                                                                                 60,197
          2,908    SIMON PROPERTY GROUP INCORPORATED                                                                        221,212
          1,364    SOVRAN SELF STORAGE INCORPORATED<<                                                                        63,290
          2,005    TANGER FACTORY OUTLET CENTERS INCORPORATED                                                                55,579
          2,526    TOWN & COUNTRY TRUST                                                                                      70,728
          3,691    TRUSTREET PROPERTIES INCORPORATED                                                                         60,865
          1,021    UNIVERSAL HEALTH REALTY INCOME TRUST                                                                      35,214
          2,423    VORNADO REALTY TRUST                                                                                     208,426

                                                                                                                          4,484,267
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.25%
          4,025    BED BATH & BEYOND INCORPORATED+                                                                          163,214
          5,568    BEST BUY COMPANY INCORPORATED<<                                                                          265,371
          3,004    CIRCUIT CITY STORES INCORPORATED                                                                          50,737
            607    COST PLUS INCORPORATED+                                                                                   13,056

SHARES             SECURITY NAME                                                                                         VALUE

          2,261    RADIO SHACK CORPORATION<<                                                                        $        56,661
          1,467    WILLIAMS-SONOMA INCORPORATED+<<                                                                           59,047

                                                                                                                            608,086
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.30%
          1,393    GAYLORD ENTERTAINMENT COMPANY+<<                                                                          59,342
          7,778    HILTON HOTELS CORPORATION                                                                                180,216
          2,912    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              184,067
          3,004    MGM MIRAGE+                                                                                              126,949
          2,902    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         169,187

                                                                                                                            719,761
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.49%
          7,667    3M COMPANY<<                                                                                             545,507
          1,091    ACTUANT CORPORATION CLASS A                                                                               46,258
          2,625    AMERICAN STANDARD COMPANIES INCORPORATED                                                                 119,700
         10,279    APPLE COMPUTER INCORPORATED+                                                                             482,394
         22,138    APPLIED MATERIALS INCORPORATED                                                                           405,347
          4,303    BAKER HUGHES INCORPORATED                                                                                252,801
          1,190    BLACK & DECKER CORPORATION                                                                               101,507
            855    BLACK BOX CORPORATION<<                                                                                   36,739
          3,944    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              15,737
          1,079    BROOKS AUTOMATION INCORPORATED+<<                                                                         15,322
            656    CASCADE CORPORATION                                                                                       29,769
          8,568    CATERPILLAR INCORPORATED                                                                                 475,438
          1,134    CDW CORPORATION<<                                                                                         66,997
          1,082    COOPER CAMERON CORPORATION+<<                                                                             78,066
          3,219    DEERE & COMPANY                                                                                          210,458
         29,630    DELL INCORPORATED+                                                                                     1,054,828
          1,137    DIEBOLD INCORPORATED                                                                                      54,576
          2,906    DOVER CORPORATION                                                                                        118,274
          2,086    EATON CORPORATION                                                                                        133,337
         31,888    EMC CORPORATION+                                                                                         410,080
          1,495    EMULEX CORPORATION+                                                                                       32,217
            894    ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                   30,485
          3,879    ENTEGRIS INCORPORATED+                                                                                    40,613
          1,478    FLOWSERVE CORPORATION+                                                                                    54,893
          4,543    GATEWAY INCORPORATED+                                                                                     13,811
          2,780    GRANT PRIDECO INCORPORATED+<<                                                                            102,471
         37,340    HEWLETT-PACKARD COMPANY                                                                                1,036,558
          3,067    HITACHI LIMITED ADR                                                                                      188,805
         17,637    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,421,895
          1,968    JOY GLOBAL INCORPORATED                                                                                   94,070
          6,235    KOMATSU LIMITED ADR                                                                                      274,904
          2,459    LAM RESEARCH CORPORATION+<<                                                                               77,950
          1,604    LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    101,020
          1,152    LINDSAY MANUFACTURING COMPANY                                                                             29,146
         22,704    MAKITA CORPORATION                                                                                       449,993
          1,020    MANITOWOC COMPANY INCORPORATED                                                                            47,532
          2,400    NATIONAL-OILWELL INCORPORATED+                                                                           154,104

WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
         22,710    NEC CORPORATION ADR                                                                              $       122,407
            888    NORDSON CORPORATION                                                                                       31,542
          3,026    PALL CORPORATION                                                                                          86,544
            753    PALM INCORPORATED+                                                                                        25,738
          1,737    PARKER HANNIFIN CORPORATION                                                                              111,932
          2,315    PENTAIR INCORPORATED                                                                                      91,396
          2,735    PITNEY BOWES INCORPORATED                                                                                118,289
          1,639    ROBBINS & MYERS INCORPORATED                                                                              35,943
          2,549    SANDISK CORPORATION+                                                                                      98,978
          1,873    SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                   56,452
          7,175    SIEMENS AG ADR                                                                                           548,888
          3,608    SMITH INTERNATIONAL INCORPORATED<<                                                                       125,342
         13,480    SOLECTRON CORPORATION+                                                                                    55,268
          1,443    SPX CORPORATION                                                                                           65,714
          1,281    STANLEY WORKS                                                                                             58,606
          2,411    STORAGE TECHNOLOGY CORPORATION+                                                                           89,087
          4,304    SYMBOL TECHNOLOGIES INCORPORATED                                                                          39,511
            753    TENNANT COMPANY                                                                                           28,569
          1,140    TEREX CORPORATION+                                                                                        55,609
          1,040    TORO COMPANY                                                                                              40,383
          2,378    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      94,692
          4,518    WESTERN DIGITAL CORPORATION+<<                                                                            62,574
          1,123    ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                                   41,955

                                                                                                                         10,889,021
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.29%
          4,803    AON CORPORATION                                                                                          143,706
          1,257    HILB, ROGAL & HAMILTON COMPANY                                                                            44,272
          2,130    HUMANA INCORPORATED+                                                                                     102,581
          1,577    JEFFERSON-PILOT CORPORATION                                                                               78,424
          7,239    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  203,054
          1,288    NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                 56,543
          4,604    UNUMPROVIDENT CORPORATION<<                                                                               88,949

                                                                                                                            717,529
                                                                                                                    ---------------

INSURANCE CARRIERS - 4.04%
          3,468    AETNA INCORPORATED                                                                                       276,296
          5,743    AFLAC INCORPORATED                                                                                       248,212
         22,618    ALLIANZ AG ADR<<                                                                                         294,260
          1,375    ALLMERICA FINANCIAL CORPORATION+                                                                          55,976
          6,189    ALLSTATE CORPORATION                                                                                     347,884
          1,342    AMBAC FINANCIAL GROUP INCORPORATED                                                                        92,034
         26,747    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              1,583,422
          1,029    AMERICAN NATIONAL INSURANCE COMPANY                                                                      114,240
          1,572    AMERICAN PHYSICIANS CAPITAL INCORPORATED+<<                                                               69,498
          9,305    AXA ADR<<                                                                                                248,444
          1,770    CENTENE CORPORATION+                                                                                      53,950
          2,299    CHUBB CORPORATION                                                                                        199,921
          1,674    CIGNA CORPORATION                                                                                        193,046
          3,278    CINCINNATI FINANCIAL CORPORATION<<                                                                       134,332
          2,746    FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                 107,424

SHARES             SECURITY NAME                                                                                         VALUE

          3,735    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                   $       272,842
          2,120    HEALTH NET INCORPORATED+                                                                                  97,753
         13,697    ING GROUP NV ADR<<                                                                                       400,226
          1,109    KANSAS CITY LIFE INSURANCE COMPANY                                                                        56,382
            573    LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                  33,876
          2,330    LINCOLN NATIONAL CORPORATION                                                                             115,545
          2,385    LOEWS CORPORATION                                                                                        209,141
            222    MARKEL CORPORATION+                                                                                       72,095
          1,832    MBIA INCORPORATED<<                                                                                      106,201
          1,200    MERCURY GENERAL CORPORATION<<                                                                             70,476
          5,007    METLIFE INCORPORATED                                                                                     245,243
          1,202    MGIC INVESTMENT CORPORATION                                                                               75,041
          3,123    MILLEA HOLDINGS INCORPORATED                                                                             228,291
          4,063    OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   102,266
          1,412    PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                                                106,437
            806    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                            62,618
          1,533    PMI GROUP INCORPORATED<<                                                                                  62,025
          3,931    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   180,040
          2,602    PROGRESSIVE CORPORATION                                                                                  250,859
          6,086    PRUDENTIAL FINANCIAL INCORPORATED                                                                        391,756
          1,665    RADIAN GROUP INCORPORATED                                                                                 85,215
          1,986    SAFECO CORPORATION                                                                                       103,550
          8,899    ST. PAUL COMPANIES INCORPORATED                                                                          382,746
            531    STANCORP FINANCIAL GROUP INCORPORATED                                                                     42,931
          1,176    STEWART & STEVENSON SERVICES CORPORATION                                                                  28,659
          3,449    SWISS REINSURANCE COMPANY ADR<<                                                                          221,446
          2,042    TORCHMARK CORPORATION                                                                                    107,695
            820    TRANSATLANTIC HOLDING INCORPORATED                                                                        47,560
         14,549    UNITEDHEALTH GROUP INCORPORATED                                                                          749,273
          1,719    UNITRIN INCORPORATED                                                                                      79,366
          1,768    W.R. BERKLEY CORPORATION                                                                                  62,746
          7,514    WELLPOINT INCORPORATED+                                                                                  557,914
            701    ZENITH NATIONAL INSURANCE CORPORATION                                                                     44,268
          6,916    ZURICH FINANCIAL SERVICES AG ADR                                                                         121,838

                                                                                                                          9,793,259
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.03%
          1,196    CORRECTIONS CORPORATION OF AMERICA+                                                                       47,362
            770    GEO GROUP INCORPORATED+                                                                                   21,483

                                                                                                                             68,845
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.09%
            522    BROWN SHOE COMPANY INCORPORATED                                                                           18,688
          5,926    COACH INCORPORATED+                                                                                      196,684

                                                                                                                            215,372
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.09%
          1,497    COACHMEN INDUSTRIES INCORPORATED                                                                          20,164
          3,575    GEORGIA-PACIFIC CORPORATION                                                                              114,722
          1,320    LOUISIANA-PACIFIC CORPORATION                                                                             33,383
          1,230    SKYLINE CORPORATION                                                                                       48,425

                                                                                                                            216,694
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.64%
          1,007    ABAXIS INCORPORATED+<<                                                                           $        11,550
          1,878    ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                   73,918
            665    ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+                                                            34,241
          9,155    ADVANTEST CORPORATION ADR                                                                                180,537
          1,045    AFFYMETRIX INCORPORATED+<<                                                                                51,717
          7,081    AGILENT TECHNOLOGIES INCORPORATED+                                                                       227,725
          2,055    ALIGN TECHNOLOGY INCORPORATED+                                                                            13,995
          1,801    ALLERGAN INCORPORATED                                                                                    165,782
          3,469    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              74,583
            599    ARMOR HOLDINGS INCORPORATED+<<                                                                            25,404
            701    ARTHROCARE CORPORATION+<<                                                                                 25,495
            763    BADGER METER INCORPORATED                                                                                 33,419
            932    BAUSCH & LOMB INCORPORATED                                                                                70,636
          8,132    BAXTER INTERNATIONAL INCORPORATED                                                                        327,964
          3,654    BECTON DICKINSON & COMPANY                                                                               192,310
          3,793    BIOMET INCORPORATED                                                                                      139,924
          8,714    BOSTON SCIENTIFIC CORPORATION+                                                                           234,232
          1,673    C.R. BARD INCORPORATED                                                                                   107,624
            310    COOPER COMPANIES INCORPORATED<<                                                                           21,257
            360    CREDENCE SYSTEMS CORPORATION+                                                                              3,193
            577    CYBERONICS INCORPORATED+<<                                                                                22,088
          3,339    DANAHER CORPORATION                                                                                      178,837
          4,061    EASTMAN KODAK COMPANY                                                                                     98,967
            177    FARO TECHNOLOGIES INCORPORATED+                                                                            3,657
          1,385    FEI COMPANY+                                                                                              28,988
          1,591    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                          102,588
          9,417    FUJI PHOTO FILM COMPANY LIMITED ADR                                                                      306,523
          4,074    GUIDANT CORPORATION                                                                                      287,787
            967    HOLOGIC INCORPORATED+                                                                                     46,638
          1,094    INTEGRA LIFESCIENCES HOLDINGS+<<                                                                          37,831
            793    INTUITIVE SURGICAL INCORPORATED+<<                                                                        58,999
          1,084    KEITHLEY INSTRUMENTS INCORPORATED                                                                         15,664
            673    KENSEY NASH CORPORATION+<<                                                                                20,392
            436    LASERSCOPE+<<                                                                                             12,753
            770    MEASUREMENT SPECIALTIES INCORPORATED+                                                                     17,379
         14,630    MEDTRONIC INCORPORATED                                                                                   833,910
          1,186    MENTOR CORPORATION<<                                                                                      62,384
            836    MILLIPORE CORPORATION+<<                                                                                  53,462
          8,507    OLYMPUS CORPORATION ADR                                                                                  166,872
          2,508    PERKINELMER INCORPORATED                                                                                  51,916
          5,810    RAYTHEON COMPANY                                                                                         227,868
          2,261    RICOH COMPANY LIMITED ADR                                                                                176,245
          2,883    ROCKWELL AUTOMATION INCORPORATED                                                                         150,031
            648    SOMANETICS CORPORATION+<<                                                                                 14,308
          4,802    ST. JUDE MEDICAL INCORPORATED+                                                                           220,412
          4,162    STRYKER CORPORATION                                                                                      227,037
          1,724    SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                   66,839
          1,125    TECHNE CORPORATION+<<                                                                                     64,091

SHARES             SECURITY NAME                                                                                         VALUE

          1,762    TEKTRONIX INCORPORATED                                                                           $        44,526
          3,038    TERADYNE INCORPORATED+<<                                                                                  51,038
          1,572    TRIMBLE NAVIGATION LIMITED+                                                                               57,409
            486    UNITED INDUSTRIAL CORPORATION NY                                                                          16,514
          1,350    VARIAN INCORPORATED+<<                                                                                    48,060
          1,572    VIASYS HEALTHCARE INCORPORATED+                                                                           42,334
          1,999    WATERS CORPORATION+                                                                                       90,895
          1,227    WRIGHT MEDICAL GROUP INCORPORATED+<<                                                                      29,657
         12,128    XEROX CORPORATION+                                                                                       162,636
          3,213    ZIMMER HOLDINGS INCORPORATED+                                                                            264,012
            737    ZOLL MEDICAL CORPORATION+<<                                                                               19,656

                                                                                                                          6,396,709
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.06%
          1,724    COVENTRY HEALTH CARE INCORPORATED+<<                                                                     137,920
                                                                                                                    ---------------

MEMBERSHIP ORGANIZATIONS - 0.16%
          3,968    ALLIANCE ONE INTERNATIONAL                                                                                15,872
         12,885    ANGLO AMERICAN PLC ADR                                                                                   328,568
          1,202    BRIGHTPOINT INCORPORATED+                                                                                 34,449

                                                                                                                            378,889
                                                                                                                    ---------------

METAL MINING - 0.47%
            722    CLEVELAND CLIFFS INCORPORATED<<                                                                           51,320
          2,433    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      102,600
          5,290    NEWMONT MINING CORPORATION                                                                               209,378
          1,403    PHELPS DODGE CORPORATION                                                                                 150,865
          4,136    RIO TINTO PLC ADR<<                                                                                      592,068
            791    ROYAL GOLD INCORPORATED<<                                                                                 18,889
            395    SOUTHERN PERU COPPER CORPORATION                                                                          19,347
            496    STILLWATER MINING COMPANY+                                                                                 3,983

                                                                                                                          1,148,450
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
          1,754    VULCAN MATERIALS COMPANY                                                                                 126,025
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.12%
            440    ACCO BRANDS CORPORATION+                                                                                  11,484
          3,899    HASBRO INCORPORATED                                                                                       80,709
            120    JAKKS PACIFIC INCORPORATED+                                                                                1,993
         36,935    JOHNSON & JOHNSON                                                                                      2,341,310
          6,354    MATTEL INCORPORATED                                                                                      114,563
            799    RC2 CORPORATION+                                                                                          31,041
          1,243    RUSS BERRIE AND COMPANY INCORPORATED                                                                      20,820
          1,230    STEINWAY MUSICAL INSTRUMENTS+                                                                             34,010
          2,469    TIFFANY & COMPANY                                                                                         92,390

                                                                                                                          2,728,320
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.97%
          4,471    AMAZON.COM INCORPORATED+<<                                                                               190,912
            816    BLAIR CORPORATION<<                                                                                       32,640
          6,231    COSTCO WHOLESALE CORPORATION                                                                             270,675
         10,682    CVS CORPORATION                                                                                          313,730
            878    DICK'S SPORTING GOODS INCORPORATED+                                                                       27,780
          1,111    DILLARDS INCORPORATED CLASS A                                                                             25,009

WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          1,654    DOLLAR TREE STORES INCORPORATED+                                                                 $        37,662
          2,624    EXPRESS SCRIPTS INCORPORATED+<<                                                                          151,825
          2,498    MICHAELS STORES INCORPORATED<<                                                                            90,677
          4,851    OFFICE DEPOT INCORPORATED+                                                                               145,530
             97    OVERSTOCK.COM INCORPORATED+<<                                                                              3,913
          2,736    PETSMART INCORPORATED                                                                                     70,507
          1,315    PRICELINE.COM INCORPORATED+<<                                                                             28,259
         11,227    RITE AID CORPORATION+                                                                                     45,806
         10,967    STAPLES INCORPORATED                                                                                     240,835
         13,228    WALGREEN COMPANY                                                                                         612,853
          1,303    WORLD FUEL SERVICES CORPORATION                                                                           42,608
          1,136    ZALE CORPORATION+                                                                                         31,694

                                                                                                                          2,362,915
                                                                                                                    ---------------

MISCELLANEOUS SERVICES - 0.11%
         14,147    ADECCO SA ADR                                                                                            169,764
          1,457    D&B CORPORATION+                                                                                          92,767

                                                                                                                            262,531
                                                                                                                    ---------------

MOTION PICTURES - 1.00%
         42,876    LIBERTY MEDIA CORPORATION CLASS A+<<                                                                     356,300
          1,369    MACROVISION CORPORATION+                                                                                  25,326
         23,556    NEWS CORPORATION CLASS A                                                                                 381,843
         57,770    TIME WARNER INCORPORATED                                                                               1,035,238
         25,143    WALT DISNEY COMPANY                                                                                      633,352

                                                                                                                          2,432,059
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.32%
            699    ARKANSAS BEST CORPORATION                                                                                 23,535
          1,072    CNF INCORPORATED                                                                                          54,104
          1,358    FORWARD AIR CORPORATION                                                                                   47,910
          2,480    HUNT (J.B.) TRANSPORT SERVICES INCORPORATED                                                               44,813
          1,969    LANDSTAR SYSTEM INCORPORATED<<                                                                            71,514
            354    SCS TRANSPORTATION INCORPORATED+                                                                           5,682
          7,193    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               509,912
            328    YELLOW ROADWAY CORPORATION+                                                                               15,367

                                                                                                                            772,837
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.60%
            679    ACCREDITED HOME LENDERS HOLDING COMPANY+                                                                  27,201
         12,366    AMERICAN EXPRESS COMPANY                                                                                 683,098
          2,354    AMERICREDIT CORPORATION+                                                                                  58,709
          3,169    CAPITAL ONE FINANCIAL CORPORATION                                                                        260,619
          3,254    CIT GROUP INCORPORATED                                                                                   147,341
          6,159    COUNTRYWIDE FINANCIAL CORPORATION                                                                        208,113
         11,763    FANNIE MAE                                                                                               600,383
          1,291    FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C<<                                                       30,158
            981    FINANCIAL FEDERAL CORPORATION                                                                             38,308
          8,555    FREDDIE MAC                                                                                              516,551
         15,545    MBNA CORPORATION                                                                                         391,734
          5,433    ORIX CORPORATION ADR                                                                                     448,222
          5,295    PROVIDIAN FINANCIAL CORPORATION+                                                                          98,487

SHARES             SECURITY NAME                                                                                         VALUE

          5,886    SLM CORPORATION                                                                                  $       292,828
            401    STUDENT LOAN CORPORATION                                                                                  90,626

                                                                                                                          3,892,378
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 2.88%
          3,518    ANADARKO PETROLEUM CORPORATION                                                                           319,681
          4,561    APACHE CORPORATION                                                                                       326,659
          2,499    BJ SERVICES COMPANY                                                                                      157,637
          5,632    BURLINGTON RESOURCES INCORPORATED                                                                        415,585
          2,020    CABOT OIL & GAS CORPORATION                                                                               87,244
          1,351    CAL DIVE INTERNATIONAL INCORPORATED+                                                                      84,383
            601    CHENIERE ENERGY INCORPORATED+                                                                             23,469
          3,166    CHESAPEAKE ENERGY CORPORATION<<                                                                          100,077
          1,717    CIMAREX ENERGY COMPANY+<<                                                                                 73,385
          5,642    DEVON ENERGY CORPORATION                                                                                 342,864
          1,733    DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                 102,351
            669    EDGE PETROLEUM CORPORATION+                                                                               13,173
          2,353    ENCORE ACQUISITION COMPANY+                                                                               79,367
            558    ENERGY PARTNERS LIMITED+                                                                                  13,392
          5,660    ENI SPA ADR<<                                                                                            839,095
          3,434    ENSCO INTERNATIONAL INCORPORATED                                                                         140,313
          3,894    EOG RESOURCES INCORPORATED                                                                               248,554
          2,068    EQUITABLE RESOURCES INCORPORATED                                                                         155,927
          6,075    HALLIBURTON COMPANY                                                                                      376,468
          1,860    HANOVER COMPRESSOR COMPANY+                                                                               28,123
          1,403    KERR-MCGEE CORPORATION                                                                                   123,506
            915    NOBLE ENERGY INCORPORATED                                                                                 80,648
          5,272    OCCIDENTAL PETROLEUM CORPORATION                                                                         437,734
          1,528    QUICKSILVER RESOURCES INCORPORATED+<<                                                                     66,315
            584    REMINGTON OIL & GAS CORPORATION+                                                                          22,502
         18,966    REPSOL YPF SA ADR                                                                                        560,635
          2,165    ROWAN COMPANIES INCORPORATED                                                                              80,538
            746    SEACOR SMIT INCORPORATED+                                                                                 53,339
          1,730    SOUTHWESTERN ENERGY COMPANY+                                                                             100,167
          1,009    SPINNAKER EXPLORATION COMPANY+<<                                                                          45,375
          2,463    ST. MARY LAND & EXPLORATION COMPANY                                                                       84,900
            905    STONE ENERGY CORPORATION+                                                                                 47,413
            688    SWIFT ENERGY COMPANY+                                                                                     31,600
          1,650    TIDEWATER INCORPORATED<<                                                                                  73,491
          1,202    TODCO                                                                                                     41,733
          7,797    TOTAL SA ADR<<                                                                                         1,027,956
          4,484    XTO ENERGY INCORPORATED                                                                                  178,463

                                                                                                                          6,984,062
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.50%
          2,142    BEMIS COMPANY INCORPORATED                                                                                56,013
          1,146    BOWATER INCORPORATED                                                                                      35,560
            704    GREIF INCORPORATED CLASS A                                                                                41,430
          6,267    INTERNATIONAL PAPER COMPANY                                                                              193,337
          5,048    KIMBERLY-CLARK CORPORATION                                                                               314,591
          3,479    MEADWESTVACO CORPORATION                                                                                 100,787
            184    NEENAH PAPER INCORPORATED                                                                                  5,575
          1,098    OFFICEMAX INCORPORATED                                                                                    32,446
          3,614    PACTIV CORPORATION+                                                                                       70,148
          4,491    REXAM PLC ADR<<                                                                                          202,320

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)
          3,387    SONOCO PRODUCTS COMPANY                                                                          $        96,293
          1,470    TEMPLE-INLAND INCORPORATED                                                                                56,580

                                                                                                                          1,205,080
                                                                                                                    ---------------

PERSONAL SERVICES - 0.15%
          1,337    ANGELICA CORPORATION                                                                                      29,534
          2,473    CINTAS CORPORATION                                                                                       102,011
            592    G & K SERVICES INCORPORATED CLASS A                                                                       25,438
          4,610    H & R BLOCK INCORPORATED                                                                                 124,240
            867    REGIS CORPORATION                                                                                         35,504
          4,394    SERVICE CORPORATION INTERNATIONAL US                                                                      37,305
            500    UNIFIRST CORPORATION                                                                                      19,645

                                                                                                                            373,677
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.66%
          1,085    AMERADA HESS CORPORATION                                                                                 137,904
            971    ASHLAND INCORPORATED                                                                                      59,027
         20,469    BP PLC ADR                                                                                             1,399,670
         26,071    CHEVRONTEXACO CORPORATION                                                                              1,600,759
         16,677    CONOCOPHILLIPS                                                                                         1,099,681
         75,501    EXXON MOBIL CORPORATION                                                                                4,522,510
          1,528    FRONTIER OIL CORPORATION                                                                                  56,001
            548    GIANT INDUSTRIES INCORPORATED+                                                                            26,989
            980    HEADWATERS INCORPORATED+                                                                                  37,730
          5,145    MARATHON OIL CORPORATION                                                                                 330,875
          2,930    MURPHY OIL CORPORATION                                                                                   160,125
         10,934    ROYAL DUTCH SHELL PLC ADR CLASS A                                                                        710,273
          7,619    ROYAL DUTCH SHELL PLC ADR CLASS B                                                                        516,111
          2,370    SUNOCO INCORPORATED                                                                                      172,299
          1,461    TESORO PETROLEUM CORPORATION                                                                              84,446
          3,627    VALERO ENERGY CORPORATION                                                                                386,275

                                                                                                                         11,300,675
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.75%
         11,424    ALCOA INCORPORATED                                                                                       306,049
            534    ALERIS INTERNATIONAL INCORPORATED+                                                                        12,650
          2,359    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       65,156
            738    CARPENTER TECHNOLOGY CORPORATION                                                                          41,107
            937    CHAPARRAL STEEL COMPANY+                                                                                  20,914
          1,303    COMMSCOPE INCORPORATED+<<                                                                                 24,366
            463    CURTISS-WRIGHT CORPORATION                                                                                29,891
          2,770    ENGELHARD CORPORATION                                                                                     78,806
          7,907    JOHNSON MATTHEY PLC ADR<<                                                                                322,253
         10,602    KUBOTA CORPORATION ADR<<                                                                                 330,252
            404    LONE STAR TECHNOLOGIES INCORPORATED+                                                                      22,341
          1,150    MAVERICK TUBE CORPORATION+                                                                                36,628
          1,971    MUELLER INDUSTRIES INCORPORATED                                                                           51,660
            466    NS GROUP INCORPORATED+                                                                                    19,395
          2,108    NUCOR CORPORATION                                                                                        119,060
            611    OREGON STEEL MILLS INCORPORATED+<<                                                                        13,735
          1,244    PRECISION CASTPARTS CORPORATION                                                                          120,270
          1,121    QUANEX CORPORATION                                                                                        68,953
          1,045    STEEL DYNAMICS INCORPORATED<<                                                                             32,949
            755    TEXAS INDUSTRIES INCORPORATED<<                                                                           45,157
          1,559    UNITED STATES STEEL CORPORATION                                                                           65,353

                                                                                                                          1,826,945
                                                                                                                    ---------------

SHARES             SECURITY NAME                                                                                         VALUE

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.08%
          3,413    BELO CORPORATION CLASS A                                                                         $        83,823
            879    CONSOLIDATED GRAPHICS INCORPORATED+                                                                       33,938
            200    CSS INDUSTRIES INCORPORATED                                                                                7,220
          1,257    DOW JONES & COMPANY INCORPORATED<<                                                                        51,349
          1,700    ENNIS INCORPORATED                                                                                        29,580
            680    EW SCRIPPS COMPANY CLASS A                                                                                34,000
          3,342    GANNETT COMPANY INCORPORATED                                                                             243,030
            959    KNIGHT-RIDDER INCORPORATED<<                                                                              61,453
            260    MARTHA STEWART LIVING OMNIMEDIA INCORPORATED+<<                                                            8,398
            580    MCCLATCHY COMPANY CLASS A                                                                                 38,396
          4,242    MCGRAW-HILL COMPANIES INCORPORATED                                                                       204,549
            798    MEDIA GENERAL INCORPORATED CLASS A                                                                        52,500
            963    MEREDITH CORPORATION                                                                                      47,283
          2,066    NEW YORK TIMES COMPANY CLASS A                                                                            65,967
          3,309    READER'S DIGEST ASSOCIATION INCORPORATED                                                                  53,804
         11,672    REED ELSEVIER NV ADR<<                                                                                   326,699
          3,088    RR DONNELLEY & SONS COMPANY                                                                              115,368
          5,432    TOPPAN PRINTING COMPANY LIMITED ADR                                                                      269,071
          3,468    TRIBUNE COMPANY                                                                                          130,293
          1,569    VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                   61,866
         18,553    VIACOM INCORPORATED CLASS B                                                                              630,617
             88    WASHINGTON POST COMPANY CLASS B                                                                           73,216

                                                                                                                          2,622,420
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.33%
          4,995    BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 264,835
          3,236    CSX CORPORATION                                                                                          142,157
          5,820    NORFOLK SOUTHERN CORPORATION                                                                             207,250
          2,866    UNION PACIFIC CORPORATION                                                                                195,662

                                                                                                                            809,904
                                                                                                                    ---------------

REAL ESTATE - 0.37%
          2,815    CATELLUS DEVELOPMENT CORPORATION                                                                          98,750
         98,786    CITY DEVELOPMENTS LIMITED                                                                                498,346
            425    CONSOLIDATED-TOMOKA LAND COMPANY                                                                          31,875
          1,478    JONES LANG LASALLE INCORPORATED                                                                           72,910
            979    NEW CENTURY FINANCIAL CORPORATION<<                                                                       42,087
            727    PHH CORPORATION+<<                                                                                        21,984
          1,837    ST. JOE COMPANY                                                                                          138,161

                                                                                                                            904,113
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.24%
            203    APPLIED FILMS CORPORATION+                                                                                 4,594
          5,848    BRIDGESTONE CORPORATION                                                                                  229,426
          1,161    COOPER TIRE & RUBBER COMPANY                                                                              19,621
          3,661    GOODYEAR TIRE & RUBBER COMPANY+<<                                                                         61,505
          1,449    JARDEN CORPORATION+<<                                                                                     57,511
          1,699    SEALED AIR CORPORATION+                                                                                   86,224
            602    TREX COMPANY INCORPORATED+                                                                                14,514
          3,036    TUPPERWARE CORPORATION                                                                                    66,549
          1,380    WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                 39,123

                                                                                                                            579,067
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.81%
          1,608    AG EDWARDS INCORPORATED                                                                          $        72,698
          4,250    AMERITRADE HOLDING CORPORATION+<<                                                                         84,575
          1,200    BEAR STEARNS COMPANIES INCORPORATED                                                                      120,600
          1,304    BKF CAPITAL GROUP INCORPORATED                                                                            42,224
            850    BLACKROCK INCORPORATED                                                                                    69,827
         17,943    CHARLES SCHWAB CORPORATION                                                                               242,769
            448    CHICAGO MERCANTILE EXCHANGE                                                                              124,365
         10,127    CREDIT SUISSE GROUP ADR                                                                                  441,740
          7,675    E*TRADE FINANCIAL CORPORATION+                                                                           122,800
          2,246    FRANKLIN RESOURCES INCORPORATED                                                                          180,668
          1,737    FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                     20,323
            951    GAMCO INVESTORS INCORPORATED CLASS A                                                                      42,662
          3,964    GOLDMAN SACHS GROUP INCORPORATED                                                                         440,717
          1,257    JEFFERIES GROUP INCORPORATED<<                                                                            49,626
            740    LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                          370
          1,615    LEGG MASON INCORPORATED                                                                                  168,816
          3,466    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    366,218
         11,090    MERRILL LYNCH & COMPANY INCORPORATED                                                                     633,904
         13,156    MORGAN STANLEY                                                                                           669,246
         16,453    NOMURA HOLDINGS INCORPORATED ADR<<                                                                       226,393
          2,107    NUVEEN INVESTMENTS CLASS A                                                                                79,223
            711    PIPER JAFFRAY COMPANIES INCORPORATED+                                                                     21,678
          1,272    STIFEL FINANCIAL CORPORATION+                                                                             32,627
          2,071    T ROWE PRICE GROUP INCORPORATED                                                                          130,473

                                                                                                                          4,384,542
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.53%
            625    CABOT MICROELECTRONICS CORPORATION+<<                                                                     18,631
         19,695    CORNING INCORPORATED+                                                                                    393,112
          2,444    GENTEX CORPORATION                                                                                        41,841
          6,924    HANSON PLC ADR                                                                                           363,441
         17,829    LAFARGE SA ADR                                                                                           418,625
          2,408    OWENS-ILLINOIS INCORPORATED+                                                                              62,127

                                                                                                                          1,297,777
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.05%
            953    MOHAWK INDUSTRIES INCORPORATED+                                                                           81,367
            642    OXFORD INDUSTRIES INCORPORATED                                                                            29,949

                                                                                                                            111,316
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.13%
         23,348    ALTRIA GROUP INCORPORATED                                                                              1,650,704
          7,759    BRITISH AMERICAN TOBACCO PLC ADR                                                                         315,326
         16,097    FILTRONA PLC+                                                                                             70,802
          6,495    IMPERIAL TOBACCO GROUP PLC ADR                                                                           364,369
          1,369    LOEWS CORPORATION - CAROLINA GROUP                                                                        52,857
          1,692    REYNOLDS AMERICAN INCORPORATED<<                                                                         142,026
          2,635    UST INCORPORATED<<                                                                                       112,146
          1,706    VECTOR GROUP LIMITED<<                                                                                    34,120

                                                                                                                          2,742,350
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.34%
          1,000    ALASKA AIR GROUP INCORPORATED+<<                                                                          33,720

SHARES             SECURITY NAME                                                                                         VALUE

          2,257    AMR CORPORATION+<<                                                                               $        28,416
            906    EGL INCORPORATED+<<                                                                                       22,731
          4,065    FEDEX CORPORATION                                                                                        331,054
         16,934    JAPAN AIRLINES SYSTEM ADR+                                                                               236,940
          1,902    JETBLUE AIRWAYS CORPORATION+<<                                                                            36,233
         10,558    SOUTHWEST AIRLINES COMPANY                                                                               140,633

                                                                                                                            829,727
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.61%
          1,549    AUTOLIV INCORPORATED<<                                                                                    68,931
         10,805    BAE SYSTEMS PLC ADR                                                                                      254,384
         10,402    BOEING COMPANY                                                                                           697,142
          1,843    BRUNSWICK CORPORATION                                                                                     81,092
          4,137    DAIMLERCHRYSLER AG<<                                                                                     213,800
          2,568    DANA CORPORATION                                                                                          34,565
          9,155    DELPHI CORPORATION<<                                                                                      50,810
         34,607    FIAT SPA ADR<<                                                                                           306,272
         24,071    FORD MOTOR COMPANY                                                                                       239,988
          2,471    GENERAL DYNAMICS CORPORATION                                                                             283,152
          5,695    GENERAL MOTORS CORPORATION<<                                                                             194,712
          3,251    GENUINE PARTS COMPANY                                                                                    148,961
          1,745    GOODRICH CORPORATION                                                                                      79,956
          1,064    GREENBRIER COMPANIES INCORPORATED                                                                         30,696
            588    GROUP 1 AUTOMOTIVE INCORPORATED+                                                                          17,405
          3,995    HARLEY-DAVIDSON INCORPORATED                                                                             196,794
          1,299    HEICO CORPORATION<<                                                                                       31,241
         14,867    HONDA MOTOR COMPANY LIMITED ADR                                                                          400,220
         11,513    HONEYWELL INTERNATIONAL INCORPORATED                                                                     440,718
          2,542    JOHNSON CONTROLS INCORPORATED                                                                            152,469
            515    LEAR CORPORATION<<                                                                                        19,416
          4,504    LOCKHEED MARTIN CORPORATION                                                                              280,329
            187    MONACO COACH CORPORATION                                                                                   2,874
            872    NAVISTAR INTERNATIONAL CORPORATION+                                                                       27,869
          4,396    NORTHROP GRUMMAN CORPORATION                                                                             246,572
          2,528    PACCAR INCORPORATED                                                                                      177,162
            947    POLARIS INDUSTRIES INCORPORATED                                                                           49,888
            816    TENNECO AUTOMOTIVE INCORPORATED+                                                                          14,794
          1,915    TEXTRON INCORPORATED                                                                                     136,539
          9,131    TOYOTA MOTOR CORPORATION ADR                                                                             748,559
          1,206    TRINITY INDUSTRIES INCORPORATED<<                                                                         45,141
            386    TRIUMPH GROUP INCORPORATED+                                                                               15,158
         12,356    UNITED TECHNOLOGIES CORPORATION                                                                          617,800
            884    WABASH NATIONAL CORPORATION<<                                                                             18,405

                                                                                                                          6,323,814
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.07%
          3,334    EXPEDIA INCORPORATED+                                                                                     74,215
          1,490    GATX CORPORATION                                                                                          60,390
          2,037    SABRE HOLDINGS CORPORATION                                                                                39,069

                                                                                                                            173,674
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.12%
          3,836    CARNIVAL PLC ADR<<                                                                                       198,973
            983    KIRBY CORPORATION+                                                                                        46,201
            646    MARITRANS INCORPORATED                                                                                    18,941
            552    OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                                   33,755

                                                                                                                            297,870
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - (CONTINUED)

WHOLESALE TRADE NON-DURABLE GOODS - 0.90%
          1,368    AMERISOURCEBERGEN CORPORATION                                                                    $       102,149
          1,160    BROWN-FORMAN CORPORATION CLASS B                                                                          65,691
          5,732    CARDINAL HEALTH INCORPORATED                                                                             341,685
          2,427    DEAN FOODS COMPANY+                                                                                       89,653
            577    KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                             16,531
          3,917    MCKESSON CORPORATION                                                                                     182,806
          3,840    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     189,197
          2,328    NIKE INCORPORATED CLASS B                                                                                183,702
          1,325    PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                   34,781
          5,315    SMURFIT-STONE CONTAINER CORPORATION+                                                                      58,678
          8,370    SYSCO CORPORATION                                                                                        279,391
            900    TRACTOR SUPPLY COMPANY+                                                                                   46,314
          5,152    UNILEVER NV NY SHARES<<                                                                                  356,518
          6,120    UNILEVER PLC ADR<<                                                                                       248,717

                                                                                                                          2,195,813
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.92%
          2,404    ARROW ELECTRONICS INCORPORATED+                                                                           71,687
          2,807    AVNET INCORPORATED+                                                                                       70,315
            898    BORGWARNER INCORPORATED                                                                                   52,497
          2,744    CYTYC CORPORATION+                                                                                        68,463
            851    DREW INDUSTRIES INCORPORATED+<<                                                                           38,167
            666    IMAGISTICS INTERNATIONAL INCORPORATED+                                                                    22,278
          1,791    INGRAM MICRO INCORPORATED CLASS A+                                                                        31,360
          1,498    INSIGHT ENTERPRISES INCORPORATED+<<                                                                       28,207
          2,799    KYOCERA CORPORATION ADR                                                                                  195,230
         10,752    MITSUBISHI CORPORATION ADR                                                                               351,580
          1,683    MITSUI & COMPANY LIMITED ADR<<                                                                           349,256
          9,511    NISSAN MOTOR COMPANY LIMITED ADR<<                                                                       200,587
          1,903    OMNICARE INCORPORATED                                                                                    100,003
          1,844    PATTERSON COMPANIES INCORPORATED+<<                                                                       73,871
            936    PEP BOYS-MANNY, MOE & JACK                                                                                12,224
          1,394    SCP POOL CORPORATION                                                                                      51,020
         44,350    SUMITOMO MITSUI FINANCIAL                                                                                359,958
          5,047    SYCAMORE NETWORKS INCORPORATED+                                                                           18,876
          1,262    TECH DATA CORPORATION+<<                                                                                  46,202
            302    VISTEON CORPORATION                                                                                        2,984
          1,424    W.W. GRAINGER INCORPORATED                                                                                91,592

                                                                                                                          2,236,357
                                                                                                                    ---------------

TOTAL COMMON STOCKS
(COST $184,559,064)                                                                                                     217,549,119
                                                                                                                    ---------------

PRINCIPAL          SECURITY NAME                                              INTEREST RATE %    MATURITY DATE           VALUE

US TREASURY SECURITIES - 9.78%

US TREASURY NOTES - 9.78%
$       520,000    US TREASURY NOTE<<                                              3.13            09/15/2008               509,478
      2,500,000    US TREASURY NOTE<<                                              3.38            12/15/2008             2,463,965
      4,955,000    US TREASURY NOTE<<                                              2.63            03/15/2009             4,755,254
      7,595,000    US TREASURY NOTE<<                                              4.00            06/15/2009             7,636,241

PRINCIPAL          SECURITY NAME                                              INTEREST RATE %    MATURITY DATE           VALUE

$     1,800,000    US TREASURY NOTE<<                                              3.38            09/15/2009       $     1,768,711
      1,500,000    US TREASURY NOTE<<                                              3.50            11/15/2009             1,479,843
      4,410,000    US TREASURY NOTE<<                                              4.00            03/15/2010             4,434,806
        685,000    US TREASURY NOTE                                                4.13            08/15/2010               692,974

                                                                                                                         23,741,272
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES
(COST $23,863,326)                                                                                                       23,741,272
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 22.96%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.14%
      1,729,407    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,729,407
      1,042,908    SHORT TERM INVESTMENTS COMPANY MONEY MARKET FUND                                                       1,042,909

                                                                                                                          2,772,316
                                                                                                                    ---------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 21.82%
      3,000,000    ATOMIUM FUNDING CORPORATION                                     3.41            09/12/2005             2,996,760
      2,000,000    CONCORD MINUTEMEN CAPITAL COMPANY COMMERCIAL PAPER
                   SERIES B                                                        3.55            09/08/2006             2,000,000
      3,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                 3.61            05/04/2006             2,982,960
     21,000,000    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $21,002,088)                                    3.58            09/01/2005            21,000,000
      2,000,000    GALAXY FUNDING INCORPORATED                                     3.43            09/29/2005             1,994,440
      2,000,000    GEMINI SECURITIZATION INCORPORATED                              3.52            09/29/2005             1,994,440
      2,000,000    ING USA ANNUITY AND LIFE INSURANCE                              3.72            06/06/2006             2,000,000
      2,000,000    LEGACY CAPITAL CORPORATION LLC                                  3.54            09/06/2005             1,999,020
      1,000,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                           3.61            03/16/2006             1,000,000
      3,000,000    LEXINGTON PARKER CAPITAL CORPORATION                            3.66            10/14/2005             2,986,950
      3,000,000    LIBERTY LIGHT US CAPITAL SERIES MTN                             3.57            05/26/2006             3,000,120
      2,000,000    LIQUID FUNDING LIMITED                                          3.49            12/19/2005             2,000,000

WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                              INTEREST RATE %    MATURITY DATE           VALUE
COLLATERAL FOR SECURITIES LENDING - (CONTINUED)
$     3,000,000    MORGAN STANLEY                                                  3.64            01/13/2006       $     3,000,000
      2,000,000    TICONDEROGA FUNDING LLC                                         3.55            09/20/2005             1,996,260
      2,000,000    WHITE PINE FINANCE LLC SERIES MTN                               3.57            06/12/2006             2,000,100

                                                                                                                         52,951,050
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES
LENDING** (COST $55,723,366)                                                                                             55,723,366
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 0.46%

US TREASURY BILLS - 0.46%
         73,000    US TREASURY BILL<<^                                             3.22            09/22/2005                72,863
        885,000    US TREASURY BILL<<^                                             3.27            09/22/2005               883,312
        105,000    US TREASURY BILL<<^                                             3.28            09/22/2005               104,799
         41,000    US TREASURY BILL<<^                                             3.33            09/22/2005                40,920

                                                                                                                          1,101,894
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,101,894)                                                                                                         1,101,894
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $265,247,650)*                                  122.85%                                                       $   298,115,651

OTHER ASSETS AND LIABILITIES, NET                     (22.85)                                                           (55,458,830)
                                                      ------                                                        ---------------

TOTAL NET ASSETS                                      100.00%                                                       $   242,656,821
                                                      ======                                                        ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,420,445. THE TOTAL COLLATERAL RECEIVED REPRESENTS 101.82% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- AUGUST 31, 2005 (UNAUDITED)

                                             WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                                   OUTLOOK         OUTLOOK         OUTLOOK
                                                                                     TODAY            2010            2020
                                                                                      FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................   $  87,278,883   $ 197,752,418   $ 356,494,232
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................      41,737,347      93,499,336     165,592,914
                                                                             -------------   -------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................     129,016,230     291,251,754     522,087,146
                                                                             -------------   -------------   -------------
   CASH ..................................................................          50,882          50,606          50,714
   RECEIVABLE FOR FUND SHARES ISSUED .....................................          16,993          76,858          36,649
   RECEIVABLE FOR INVESTMENTS SOLD .......................................       1,017,753          32,163          73,663
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................         778,515       1,488,815       1,933,812
   PREPAID EXPENSES AND OTHER ASSETS .....................................               0           5,665          21,410
                                                                             -------------   -------------   -------------
TOTAL ASSETS .............................................................     130,880,373     292,905,861     524,203,394
                                                                             -------------   -------------   -------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ......................................          62,434         124,556         197,275
   PAYABLE FOR INVESTMENTS PURCHASED .....................................         699,437               0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................          61,247         132,850         241,624
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............................          37,343          60,150          82,617
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................      41,737,347      93,499,336     165,592,914
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................           8,367               0               0
                                                                             -------------   -------------   -------------
TOTAL LIABILITIES ........................................................      42,606,175      93,816,892     166,114,430
                                                                             -------------   -------------   -------------
TOTAL NET ASSETS .........................................................   $  88,274,198   $ 199,088,969   $ 358,088,964
                                                                             =============   =============   =============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................   $  82,295,457   $ 184,071,035   $ 329,310,565
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................         301,012         653,376         958,791
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................         553,831      (1,118,363)     (4,382,125)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
      FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
      DENOMINATED IN FOREIGN CURRENCIES ..................................       5,123,898      15,482,921      32,201,733
                                                                             -------------   -------------   -------------
TOTAL NET ASSETS .........................................................   $  88,274,198   $ 199,088,969   $ 358,088,964
                                                                             -------------   -------------   -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ..................................................   $  39,062,822   $  77,281,921   $ 154,143,884
   SHARES OUTSTANDING - CLASS A ..........................................       3,780,542       6,100,579      11,258,432
   NET ASSET VALUE PER SHARE - CLASS A ...................................   $       10.33   $       12.67   $       13.69
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .........................   $       10.96   $       13.44   $       14.53
   NET ASSETS - CLASS B ..................................................   $  17,010,911   $  22,270,322   $  20,360,784
   SHARES OUTSTANDING - CLASS B ..........................................       1,616,240       1,756,555       1,499,687
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ................   $       10.52   $       12.68   $       13.58
   NET ASSETS - CLASS C ..................................................   $  11,941,849   $   4,981,212   $   3,918,882
   SHARES OUTSTANDING - CLASS C ..........................................       1,137,550         389,518         286,400
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ................   $       10.50   $       12.79   $       13.68
   NET ASSETS - ADMINISTRATOR CLASS ......................................   $  12,639,358   $  74,971,098   $ 134,085,875
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................       1,203,653       5,871,634       9,686,215
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      ADMINISTRATOR CLASS ................................................   $       10.50   $       12.77   $       13.84
   NET ASSETS - INSTITUTIONAL CLASS ......................................   $   7,619,258   $  19,584,416   $  45,579,539
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................         725,441       1,534,174       3,288,889
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      INSTITUTIONAL CLASS ................................................   $       10.50   $       12.77   $       13.86
                                                                             -------------   -------------   -------------
INVESTMENTS AT COST ......................................................   $ 123,892,332   $ 275,768,833   $ 489,885,413
                                                                             =============   =============   =============
SECURITIES ON LOAN, AT MARKET VALUE ......................................   $  41,107,137   $  92,360,389   $ 164,151,300
                                                                             =============   =============   =============

                                                                                   OUTLOOK         OUTLOOK
                                                                                      2030            2040
                                                                                      FUND            FUND
-----------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................   $ 221,774,308   $ 242,392,285
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................      73,155,685      55,723,366
                                                                             -------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................     294,929,993     298,115,651
                                                                             -------------   -------------
   CASH ..................................................................          50,180          50,162
   RECEIVABLE FOR FUND SHARES ISSUED .....................................         234,106          68,895
   RECEIVABLE FOR INVESTMENTS SOLD .......................................          50,534         783,259
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................         919,983         684,039
   PREPAID EXPENSES AND OTHER ASSETS .....................................          18,712               0
                                                                             -------------   -------------
TOTAL ASSETS .............................................................     296,203,508     299,702,006
                                                                             -------------   -------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ......................................         103,672         181,093
   PAYABLE FOR INVESTMENTS PURCHASED .....................................               0         693,450
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................         151,401         189,573
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............................          54,371          61,785
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................      73,155,685      55,723,366
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................               0         195,918
                                                                             -------------   -------------
TOTAL LIABILITIES ........................................................      73,465,129      57,045,185
                                                                             -------------   -------------
TOTAL NET ASSETS .........................................................   $ 222,738,379   $ 242,656,821
                                                                             =============   =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................   $ 197,750,246   $ 225,043,016
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................         474,855         375,768
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................       1,736,426     (15,629,964)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
      FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
      DENOMINATED IN FOREIGN CURRENCIES ..................................      22,776,852      32,868,001
                                                                             -------------   -------------
TOTAL NET ASSETS .........................................................   $ 222,738,379   $ 242,656,821
                                                                             -------------   -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ..................................................   $ 109,885,716   $ 162,574,371
   SHARES OUTSTANDING - CLASS A ..........................................       7,566,626      10,373,859
   NET ASSET VALUE PER SHARE - CLASS A ...................................   $       14.52   $       15.67
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .........................   $       15.41   $       16.63
   NET ASSETS - CLASS B ..................................................   $  13,691,109   $  20,864,162
   SHARES OUTSTANDING - CLASS B ..........................................         958,783       1,380,692
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ................   $       14.28   $       15.11
   NET ASSETS - CLASS C ..................................................   $   3,031,845   $   3,444,427
   SHARES OUTSTANDING - CLASS C ..........................................         211,870         228,236
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ................   $       14.31   $       15.09
   NET ASSETS - ADMINISTRATOR CLASS ......................................   $  74,837,214   $  44,179,767
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................       5,108,138       2,782,055
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      ADMINISTRATOR CLASS ................................................   $       14.65   $       15.88
   NET ASSETS - INSTITUTIONAL CLASS ......................................   $  21,292,495   $  11,594,094
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................       1,453,133         730,090
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      INSTITUTIONAL CLASS ................................................   $       14.65   $       15.88
                                                                             -------------   -------------
INVESTMENTS AT COST ......................................................   $ 272,153,141   $ 265,247,650
                                                                             =============   =============
SECURITIES ON LOAN, AT MARKET VALUE ......................................   $  72,922,836   $  56,119,714
                                                                             =============   =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 OUTLOOK       OUTLOOK       OUTLOOK       OUTLOOK       OUTLOOK
                                                                   TODAY          2010          2020          2030          2040
                                                                    FUND          FUND          FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ..........................................   $   357,863   $ 1,100,628   $ 2,661,851   $ 1,957,156   $ 2,452,119
   INTEREST ..............................................     1,089,273     1,964,574     2,299,351       869,502       446,754
   SECURITIES LENDING INCOME, NET ........................        36,167        77,391       131,076        57,681        56,193
                                                             -----------   -----------   -----------   -----------   -----------
TOTAL INVESTMENT INCOME ..................................     1,483,303     3,142,593     5,092,278     2,884,339     2,955,066
                                                             -----------   -----------   -----------   -----------   -----------
EXPENSES
   ADVISORY FEES .........................................       295,033       669,209     1,183,357       736,225       808,762
   ADMINISTRATION FEES
      FUND LEVEL .........................................        22,695        51,478        91,027        56,633        62,213
      CLASS A ............................................        55,251       110,963       214,061       154,028       227,959
      CLASS B ............................................        25,751        33,804        31,866        20,706        33,045
      CLASS C ............................................        17,922         7,467         5,738         4,144         4,969
      ADMINISTRATOR CLASS ................................         7,800        43,302        80,441        42,399        26,821
      INSTITUTIONAL CLASS ................................         3,110        10,919        22,340        12,195         6,276
   CUSTODY FEES ..........................................         9,078        20,591        36,411        22,653        24,885
   SHAREHOLDER SERVICING FEES ............................       100,621       205,911       352,091       228,324       280,419
   ACCOUNTING FEES .......................................        14,668        17,501        21,396        18,006        14,562
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ............................................        68,977        90,545        85,355        55,462        88,512
      CLASS C ............................................        48,004        20,002        15,368        11,100        13,309
   AUDIT FEES ............................................         8,418         8,418         8,418         8,418           950
   LEGAL FEES ............................................           605         2,037         4,123         3,500           550
   REGISTRATION FEES .....................................        20,165        22,684        41,805        32,767         1,450
   SHAREHOLDER REPORTS ...................................         2,521        16,039        25,385        17,375           650
   TRUSTEES' FEES ........................................         4,447         4,447         4,447         4,324           400
   OTHER FEES AND EXPENSES ...............................         1,706         2,614         5,037         3,568            30
                                                             -----------   -----------   -----------   -----------   -----------
TOTAL EXPENSES ...........................................       706,772     1,337,931     2,228,666     1,431,827     1,595,762
                                                             -----------   -----------   -----------   -----------   -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........       (59,999)     (112,166)     (181,801)     (126,555)      (42,632)
   NET EXPENSES ..........................................       646,773     1,225,765     2,046,865     1,305,272     1,553,130
                                                             -----------   -----------   -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS) .............................       836,530     1,916,828     3,045,413     1,579,067     1,401,936
                                                             -----------   -----------   -----------   -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION ........................................       665,305     1,575,983     3,699,486     2,347,531     2,916,841
                                                             -----------   -----------   -----------   -----------   -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................       665,305     1,575,983     3,699,486     2,347,531     2,916,841
                                                             -----------   -----------   -----------   -----------   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION ........................................       409,706     1,422,797     2,920,093     2,705,976     3,228,535
                                                             -----------   -----------   -----------   -----------   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ...........................................       409,706     1,422,797     2,920,093     2,705,976     3,228,535
                                                             ===========   ===========   ===========   ===========   ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...     1,075,011     2,998,780     6,619,579     5,053,507     6,145,376
                                                             -----------   -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................   $ 1,911,541   $ 4,915,608   $ 9,664,992   $ 6,632,574   $ 7,547,312
                                                             ===========   ===========   ===========   ===========   ===========

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..................   $    17,156   $    55,008   $   135,658   $    96,793   $   113,120

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            OUTLOOK TODAY
                                                                               --------------------------------------
                                                                               FOR THE SIX MONTHS             FOR THE
                                                                                 ENDED AUGUST 31,          YEAR ENDED
                                                                                 2005 (UNAUDITED)   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................   $       92,417,389   $      88,683,030
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................              836,530           1,379,075
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................              665,305             827,266
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ..........................................................              409,706            (232,459)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................................            1,911,541           1,973,882
                                                                               ------------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................................             (375,359)           (643,446)
      CLASS B ..............................................................             (102,795)           (175,335)
      CLASS C ..............................................................              (73,354)           (123,095)
      ADMINISTRATOR CLASS ..................................................             (135,055)           (283,416)
      INSTITUTIONAL CLASS ..................................................              (83,163)            (40,017)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................................                    0            (112,085)
      CLASS B ..............................................................                    0             (57,386)
      CLASS C ..............................................................                    0             (39,927)
      ADMINISTRATOR CLASS ..................................................                    0             (43,507)
      INSTITUTIONAL CLASS ..................................................                    0             (16,161)
                                                                               ------------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................             (769,726)         (1,534,375)
                                                                               ------------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................            5,668,626          10,122,549
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................              363,225             734,448
   COST OF SHARES REDEEMED - CLASS A .......................................           (6,889,108)        (11,396,849)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ....................................             (857,257)           (539,852)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................              483,711           2,119,336
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................               96,040             219,307
   COST OF SHARES REDEEMED - CLASS B .......................................           (3,474,265)         (5,328,077)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ....................................           (2,894,514)         (2,989,434)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................              450,496           3,304,686
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................               68,302             151,715
   COST OF SHARES REDEEMED - CLASS C .......................................           (2,403,014)         (3,645,883)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ....................................           (1,884,216)           (189,482)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................            6,369,296          34,317,390
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................              135,054             326,922
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................           (7,016,963)        (34,210,841)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ........................             (512,613)            433,471
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................            7,254,020          23,369,416
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................               83,163              56,178
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........................           (6,473,589)        (16,845,445)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........................              863,594           6,580,149
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................................           (5,285,006)          3,294,852
                                                                               ==================   =================
NET INCREASE (DECREASE) IN NET ASSETS ......................................           (4,143,191)          3,734,359
                                                                               ==================   =================
ENDING NET ASSETS ..........................................................   $       88,274,198   $      92,417,389
                                                                               ==================   =================

                                                                                            OUTLOOK 2010
                                                                               --------------------------------------
                                                                               FOR THE SIX MONTHS             FOR THE
                                                                                 ENDED AUGUST 31,          YEAR ENDED
                                                                                 2005 (UNAUDITED)   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................   $      208,067,912   $     194,913,249
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................            1,916,828           2,982,717
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................            1,575,983           2,968,138
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ..........................................................            1,422,797           1,118,262
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................................            4,915,608           7,069,117
                                                                               ------------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................................             (639,994)         (1,222,850)
      CLASS B ..............................................................             (105,092)           (189,242)
      CLASS C ..............................................................              (23,487)            (40,331)
      ADMINISTRATOR CLASS ..................................................             (676,687)         (1,175,691)
      INSTITUTIONAL CLASS ..................................................             (280,302)           (138,651)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................................                    0                   0
      CLASS B ..............................................................                    0                   0
      CLASS C ..............................................................                    0                   0
      ADMINISTRATOR CLASS ..................................................                    0                   0
      INSTITUTIONAL CLASS ..................................................                    0                   0
                                                                               ------------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................           (1,725,562)         (2,766,765)
                                                                               ------------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................           11,516,468          29,518,598
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................              626,528           1,192,723
   COST OF SHARES REDEEMED - CLASS A .......................................          (18,333,411)        (39,026,472)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ....................................           (6,190,415)         (8,315,151)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................              384,170           2,795,525
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................               98,600             178,705
   COST OF SHARES REDEEMED - CLASS B .......................................           (5,023,423)        (11,268,323)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ....................................           (4,540,653)         (8,294,093)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................              205,769           1,135,042
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................               21,505              36,856
   COST OF SHARES REDEEMED - CLASS C .......................................           (1,044,644)         (3,714,723)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ....................................             (817,370)         (2,542,825)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................           24,123,677          72,092,676
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................              675,716           1,174,976
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................          (19,041,899)        (70,088,945)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ........................            5,757,494           3,178,707
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................           23,874,912          78,783,434
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................              280,302             138,651
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........................          (30,533,259)        (54,096,412)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........................           (6,378,045)         24,825,673
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................................          (12,168,989)          8,852,311
                                                                               ==================   =================
NET INCREASE (DECREASE) IN NET ASSETS ......................................           (8,978,943)         13,154,663
                                                                               ==================   =================
ENDING NET ASSETS ..........................................................   $      199,088,969   $     208,067,912
                                                                               ==================   =================

STATEMENTS OF CHANGES IN NET ASSETS

                                             WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                                            OUTLOOK 2020
                                                                               --------------------------------------
                                                                               FOR THE SIX MONTHS             FOR THE
                                                                                 ENDED AUGUST 31,          YEAR ENDED
                                                                                 2005 (UNAUDITED)   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................   $      363,585,388   $     297,037,843
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................            3,045,413           4,397,601
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................            3,699,486           2,407,684
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ..........................................................            2,920,093          10,989,463
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................................            9,664,992          17,794,748
                                                                               ------------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................................           (1,052,231)         (1,690,739)
      CLASS B ..............................................................              (73,683)           (106,550)
      CLASS C ..............................................................              (13,919)            (14,201)
      ADMINISTRATOR CLASS ..................................................           (1,077,376)         (1,819,227)
      INSTITUTIONAL CLASS ..................................................             (498,280)           (410,424)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................................                    0                   0
      CLASS B ..............................................................                    0                   0
      CLASS C ..............................................................                    0                   0
      ADMINISTRATOR CLASS ..................................................                    0                   0
      INSTITUTIONAL CLASS ..................................................                    0                   0
                                                                               ------------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................           (2,715,489)         (4,041,141)
                                                                               ------------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................           33,788,529          76,818,585
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................            1,036,223           1,668,789
   COST OF SHARES REDEEMED - CLASS A .......................................          (34,826,494)        (73,011,986)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ....................................               (1,742)          5,475,388
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................              831,775           2,759,261
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................               69,446             102,770
   COST OF SHARES REDEEMED - CLASS B .......................................           (6,285,125)        (11,125,872)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ....................................           (5,383,904)         (8,263,841)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................              406,329           1,077,091
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................               13,303              13,767
   COST OF SHARES REDEEMED - CLASS C .......................................             (729,207)         (5,029,621)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ....................................             (309,575)         (3,938,763)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................           42,276,960         104,062,505
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................            1,077,368           1,815,550
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................          (42,838,609)        (96,129,169)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ........................              515,719           9,748,886
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................           30,512,152         151,795,736
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................              498,280             410,423
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........................          (38,276,857)       (102,433,891)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........................           (7,266,425)         49,772,268
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................................          (12,445,927)         52,793,938
                                                                               ==================   =================
NET INCREASE (DECREASE) IN NET ASSETS ......................................           (5,496,424)         66,547,545
                                                                               ==================   =================
ENDING NET ASSETS ..........................................................   $      358,088,964   $     363,585,388
                                                                               ==================   =================

                                                                                            OUTLOOK 2030
                                                                               --------------------------------------
                                                                               FOR THE SIX MONTHS             FOR THE
                                                                                 ENDED AUGUST 31,          YEAR ENDED
                                                                                 2005 (UNAUDITED)   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................   $      223,402,823   $     189,724,221
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................            1,579,067           2,427,493
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................            2,347,531           1,327,725
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ..........................................................            2,705,976           9,561,735
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................................            6,632,574          13,316,953
                                                                               ------------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................................             (618,872)         (1,155,141)
      CLASS B ..............................................................              (29,390)            (56,544)
      CLASS C ..............................................................               (6,359)             (8,087)
      ADMINISTRATOR CLASS ..................................................             (487,655)           (850,867)
      INSTITUTIONAL CLASS ..................................................             (239,476)           (207,524)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................................                    0                   0
      CLASS B ..............................................................                    0                   0
      CLASS C ..............................................................                    0                   0
      ADMINISTRATOR CLASS ..................................................                    0                   0
      INSTITUTIONAL CLASS ..................................................                    0                   0
                                                                               ------------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................           (1,381,752)         (2,278,163)
                                                                               ------------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................           15,213,688          33,976,818
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................              605,336           1,134,350
   COST OF SHARES REDEEMED - CLASS A .......................................          (18,259,859)        (36,952,978)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ....................................           (2,440,835)         (1,841,810)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................              450,889           2,468,355
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................               28,152              54,432
   COST OF SHARES REDEEMED - CLASS B .......................................           (3,450,815)         (8,055,258)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ....................................           (2,971,774)         (5,532,471)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................              291,733           1,085,808
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................                6,169               7,883
   COST OF SHARES REDEEMED - CLASS C .......................................             (321,670)         (3,747,279)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ....................................              (23,768)         (2,653,588)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................           34,653,486          74,785,266
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................              487,655             850,816
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................          (27,884,326)        (69,557,186)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ........................            7,256,815           6,078,896
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................           28,144,242          84,067,838
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................              239,476             207,524
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........................          (36,119,422)        (57,686,577)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........................           (7,735,704)         26,588,785
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................................           (5,915,266)         22,639,812
                                                                               ==================   =================
NET INCREASE (DECREASE) IN NET ASSETS ......................................             (664,444)         33,678,602
                                                                               ==================   =================
ENDING NET ASSETS ..........................................................   $      222,738,379   $     223,402,823
                                                                               ==================   =================

                                                                                            OUTLOOK 2040
                                                                               --------------------------------------
                                                                               FOR THE SIX MONTHS             FOR THE
                                                                                 ENDED AUGUST 31,          YEAR ENDED
                                                                                 2005 (UNAUDITED)   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................   $      253,466,399   $     237,950,396
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................            1,401,936           2,267,282
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................            2,916,841           1,942,132
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ..........................................................            3,228,535          12,384,623
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................................            7,547,312          16,594,037
                                                                               ------------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................................             (789,376)         (1,459,395)
      CLASS B ..............................................................              (18,676)                  0
      CLASS C ..............................................................               (5,251)                  0
      ADMINISTRATOR CLASS ..................................................             (267,216)           (476,678)
      INSTITUTIONAL CLASS ..................................................             (114,419)           (181,309)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................................                    0                   0
      CLASS B ..............................................................                    0                   0
      CLASS C ..............................................................                    0                   0
      ADMINISTRATOR CLASS ..................................................                    0                   0
      INSTITUTIONAL CLASS ..................................................                    0                   0
                                                                               ------------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................           (1,194,938)         (2,117,382)
                                                                               ------------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................           13,726,224          33,539,020
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................              773,517           1,433,765
   COST OF SHARES REDEEMED - CLASS A .......................................          (21,146,733)        (36,067,871)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ....................................           (6,646,992)         (1,095,086)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................              566,873           2,061,042
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................               18,048                   0
   COST OF SHARES REDEEMED - CLASS B .......................................           (7,478,210)        (19,001,124)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ....................................           (6,893,289)        (16,940,082)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................              225,335             983,228
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................                4,971                   0
   COST OF SHARES REDEEMED - CLASS C .......................................             (554,443)         (2,629,707)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ....................................             (324,137)         (1,646,479)
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................           22,396,988          43,282,725
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................              266,634             476,678
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................          (22,344,442)        (36,910,613)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ........................              319,180           6,848,790
                                                                               ------------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................           11,814,645          44,273,641
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................              114,419             181,309
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........................          (15,545,778)        (30,582,745)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........................           (3,616,714)         13,872,205
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................................          (17,161,952)          1,039,348
                                                                               ==================   =================
NET INCREASE (DECREASE) IN NET ASSETS ......................................          (10,809,578)         15,516,003
                                                                               ==================   =================
ENDING NET ASSETS ..........................................................   $      242,656,821   $     253,466,399
                                                                               ==================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            OUTLOOK TODAY
                                                                               --------------------------------------
                                                                               FOR THE SIX MONTHS             FOR THE
                                                                                 ENDED AUGUST 31,          YEAR ENDED
                                                                                 2005 (UNAUDITED)   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................              557,072           1,004,052
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................               35,899              72,732
   SHARES REDEEMED - CLASS A ...............................................             (676,165)         (1,132,127)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................              (83,194)            (55,343)
                                                                               ------------------   -----------------
   SHARES SOLD - CLASS B ...................................................               46,655             207,473
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................                9,312              21,260
   SHARES REDEEMED - CLASS B ...............................................             (335,019)           (518,560)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................             (279,052)           (289,827)
                                                                               ------------------   -----------------
   SHARES SOLD - CLASS C ...................................................               43,466             325,171
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................                6,638              14,745
   SHARES REDEEMED - CLASS C ...............................................             (232,430)           (356,272)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................             (182,326)            (16,356)
                                                                               ------------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................              617,847           3,353,440
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ..................................................               13,150              31,888
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................             (680,489)         (3,333,502)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS .....................................................              (49,492)             51,826
                                                                               ------------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .......................................              702,716           2,272,232
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ..................................................                8,096               5,408
   SHARES REDEEMED - INSTITUTIONAL CLASS ...................................             (625,790)         (1,637,221)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .....................................................               85,022             640,419
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .........................................             (509,042)            330,719
                                                                               ==================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ...........................................................   $          301,012   $         234,208
                                                                               ==================   =================

                                                                                            OUTLOOK 2010
                                                                               --------------------------------------
                                                                               FOR THE SIX MONTHS             FOR THE
                                                                                 ENDED AUGUST 31,          YEAR ENDED
                                                                                 2005 (UNAUDITED)   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................              926,153           2,434,793
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................               50,739              98,170
   SHARES REDEEMED - CLASS A ...............................................           (1,473,015)         (3,210,170)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................             (496,123)           (677,207)
                                                                               ------------------   -----------------
   SHARES SOLD - CLASS B ...................................................               30,873             231,824
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................                7,962              14,652
   SHARES REDEEMED - CLASS B ...............................................             (403,259)           (929,306)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................             (364,424)           (682,830)
                                                                               ------------------   -----------------
   SHARES SOLD - CLASS C ...................................................               16,404              93,122
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................                1,722               2,996
   SHARES REDEEMED - CLASS C ...............................................              (83,172)           (305,829)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................              (65,046)           (209,711)
                                                                               ------------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................            1,922,491           5,864,277
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ..................................................               54,319              96,090
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................           (1,517,684)         (5,704,700)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS .....................................................              459,126             255,667
                                                                               ------------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .......................................            1,900,152           6,432,951
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ..................................................               22,538              11,066
   SHARES REDEEMED - INSTITUTIONAL CLASS ...................................           (2,417,700)         (4,414,833)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .....................................................             (495,010)          2,029,184
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .........................................             (961,477)            715,103
                                                                               ==================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ...........................................................   $          653,376   $         462,110
                                                                               ==================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                             WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                                          OUTLOOK 2020
                                                                               --------------------------------------
                                                                               FOR THE SIX MONTHS             FOR THE
                                                                                 ENDED AUGUST 31,          YEAR ENDED
                                                                                 2005 (UNAUDITED)   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................            2,532,904           6,011,610
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................               78,072             127,470
   SHARES REDEEMED - CLASS A ...............................................           (2,608,373)         (5,682,123)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................                2,603             456,957
                                                                               ------------------   -----------------
   SHARES SOLD - CLASS B ...................................................               62,947             217,468
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................                5,260               7,907
   SHARES REDEEMED - CLASS B ...............................................             (472,974)           (873,824)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................             (404,767)           (648,449)
                                                                               ------------------   -----------------
   SHARES SOLD - CLASS C ...................................................               30,404              84,698
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................                1,000               1,071
   SHARES REDEEMED - CLASS C ...............................................              (54,361)           (398,181)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................              (22,957)           (312,412)
                                                                               ------------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................            3,126,778           7,985,990
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ..................................................               80,358             137,523
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................           (3,173,880)         (7,341,927)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS .....................................................               33,256             781,586
                                                                               ------------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .......................................            2,252,234          11,580,634
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ..................................................               37,128              30,424
   SHARES REDEEMED - INSTITUTIONAL CLASS ...................................           (2,799,442)         (7,812,089)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .....................................................             (510,080)          3,798,969
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .........................................             (901,945)          4,076,651
                                                                               ==================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ...........................................................   $          958,791   $         628,867
                                                                               ==================   =================

                                                                                          OUTLOOK 2030
                                                                               --------------------------------------
                                                                               FOR THE SIX MONTHS             FOR THE
                                                                                 ENDED AUGUST 31,          YEAR ENDED
                                                                                 2005 (UNAUDITED)   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................            1,075,115           2,517,914
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................               43,194              82,829
   SHARES REDEEMED - CLASS A ...............................................           (1,288,138)         (2,729,504)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................             (169,829)           (128,761)
                                                                               ------------------   -----------------
   SHARES SOLD - CLASS B ...................................................               32,641             186,868
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................                2,034               4,050
   SHARES REDEEMED - CLASS B ...............................................             (247,626)           (607,223)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................             (212,951)           (416,305)
                                                                               ------------------   -----------------
   SHARES SOLD - CLASS C ...................................................               20,867              83,174
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................                  445                 602
   SHARES REDEEMED - CLASS C ...............................................              (23,037)           (287,600)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................               (1,725)           (203,824)
                                                                               ------------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................            2,426,886           5,516,705
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ..................................................               34,513              61,680
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................           (1,955,862)         (5,121,575)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS .....................................................              505,537             456,810
                                                                               ------------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .......................................            1,968,483           6,197,982
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ..................................................               16,946              14,656
   SHARES REDEEMED - INSTITUTIONAL CLASS ...................................           (2,496,121)         (4,248,813)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .....................................................             (510,692)          1,963,825
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .........................................             (389,660)          1,671,745
                                                                               ==================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ...........................................................   $          474,855   $         277,540
                                                                               ==================   =================

                                                                                          OUTLOOK 2040
                                                                               --------------------------------------
                                                                               FOR THE SIX MONTHS             FOR THE
                                                                                 ENDED AUGUST 31,          YEAR ENDED
                                                                                 2005 (UNAUDITED)   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................              902,231           2,335,715
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................               51,125              95,140
   SHARES REDEEMED - CLASS A ...............................................           (1,391,624)         (2,506,726)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................             (438,268)            (75,871)
                                                                               ------------------   -----------------
   SHARES SOLD - CLASS B ...................................................               38,781             150,048
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................                1,235                   0
   SHARES REDEEMED - CLASS B ...............................................             (508,813)         (1,373,567)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................             (468,797)         (1,223,519)
                                                                               ------------------   -----------------
   SHARES SOLD - CLASS C ...................................................               15,474              71,949
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................                  341                   0
   SHARES REDEEMED - CLASS C ...............................................              (37,731)           (193,044)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................              (21,916)           (121,095)
                                                                               ------------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................            1,458,513           2,959,903
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ..................................................               17,393              31,237
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................           (1,452,933)         (2,520,951)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS .....................................................               22,973             470,189
                                                                               ------------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .......................................              767,958           3,028,057
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ..................................................                7,469              11,881
   SHARES REDEEMED - INSTITUTIONAL CLASS ...................................             (996,106)         (2,089,169)
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .....................................................             (220,679)            950,769
                                                                               ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .........................................           (1,126,687)                473
                                                                               ==================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ...........................................................   $          375,768   $         168,770
                                                                               ==================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       BEGINNING         NET    NET REALIZED  DISTRIBUTIONS  DISTRIBUTIONS
                                                       NET ASSET  INVESTMENT  AND UNREALIZED       FROM NET       FROM NET   RETURN
                                                       VALUE PER      INCOME  GAIN (LOSS) ON     INVESTMENT       REALIZED       OF
                                                           SHARE      (LOSS)     INVESTMENTS         INCOME          GAINS  CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ....      $   10.20        0.10           0.13          (0.10)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ..............      $   10.17        0.17           0.05          (0.16)         (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ..............      $    8.96        0.15           1.22          (0.16)          0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ..............      $    9.79        0.21          (0.66)         (0.22)         (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ..............      $    9.94        0.29          (0.09)         (0.29)         (0.06)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ..............      $   10.30        0.38           0.21          (0.39)         (0.56)     0.00

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ....      $   10.39        0.07           0.12          (0.06)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ..............      $   10.35        0.10           0.05          (0.08)         (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ..............      $    9.12        0.09           1.24          (0.10)          0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ..............      $    9.96        0.15          (0.66)         (0.17)         (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ..............      $   10.11        0.23          (0.08)         (0.24)         (0.06)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ..............      $   10.44        0.31           0.24          (0.32)         (0.56)     0.00

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ....      $   10.36        0.07           0.13          (0.06)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ..............      $   10.33        0.10           0.05          (0.09)         (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ..............      $    9.11        0.08           1.24          (0.10)          0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ..............      $    9.94        0.16          (0.66)         (0.17)         (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ..............      $   10.09        0.23          (0.08)         (0.24)         (0.06)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ..............      $   10.44        0.34           0.21          (0.34)         (0.56)     0.00

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ....      $   10.37        0.13           0.11          (0.11)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ..............      $   10.33        0.21           0.06          (0.20)         (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ..............      $    9.10        0.19           1.23          (0.19)          0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ..............      $    9.94        0.23          (0.66)         (0.25)         (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ..............      $   10.08        0.30          (0.07)         (0.31)         (0.06)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ..............      $   10.36        0.36           0.25          (0.33)         (0.56)     0.00

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ....      $   10.37        0.14           0.11          (0.12)          0.00      0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ...........      $   10.09        0.14           0.29          (0.12)         (0.03)     0.00

OUTLOOK 2010
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ....      $   12.48        0.12           0.17          (0.10)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ..............      $   12.22        0.18           0.25          (0.17)          0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ..............      $   10.25        0.15           1.98          (0.16)          0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ..............      $   11.65        0.19          (1.33)         (0.20)         (0.06)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ..............      $   12.22        0.28          (0.45)         (0.27)         (0.13)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ..............      $   12.88        0.35          (0.15)         (0.35)         (0.51)     0.00

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ....      $   12.48        0.07           0.18          (0.05)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ..............      $   12.23        0.11           0.22          (0.08)          0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ..............      $   10.26        0.08           1.98          (0.09)          0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ..............      $   11.66        0.13          (1.33)         (0.14)         (0.06)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ..............      $   12.23        0.20          (0.43)         (0.21)         (0.13)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ..............      $   12.88        0.28          (0.14)         (0.28)         (0.51)     0.00

FINANCIAL HIGHLIGHTS                         WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                         ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                      NET ASSET   ------------------------------------------------
                                                      VALUE PER   NET INVESTMENT       GROSS   EXPENSES        NET
                                                          SHARE    INCOME (LOSS)    EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY
------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   10.33            2.02%       1.37%    (0.12)%      1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   10.20            1.73%       1.34%    (0.07)%      1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   10.17            1.58%       1.36%    (0.08)%      1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $    8.96            2.12%       1.60%    (0.30)%      1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $    9.79            2.85%       1.63%    (0.33)%      1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $    9.94            3.66%       1.51%    (0.21)%      1.30%

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   10.52            1.27%       2.11%    (0.11)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   10.39            0.97%       2.09%    (0.07)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   10.35            0.91%       2.11%    (0.16)%      1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $    9.12            1.60%       2.28%    (0.48)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $    9.96            2.31%       2.26%    (0.46)%      1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   10.11            3.15%       2.00%    (0.20)%      1.80%

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   10.50            1.27%       2.12%    (0.12)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   10.36            0.98%       2.09%    (0.07)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   10.33            0.88%       2.10%    (0.14)%      1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $    9.11            1.61%       2.23%    (0.43)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $    9.94            2.32%       2.26%    (0.46)%      1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   10.09            3.19%       1.97%    (0.17)%      1.80%

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   10.50            2.32%       1.15%    (0.20)%      0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   10.37            2.04%       1.01%    (0.04)%      0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   10.33            1.89%       1.03%    (0.06)%      0.97%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $    9.10            2.42%       1.17%    (0.17)%      1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $    9.94            3.06%       1.29%    (0.26)%      1.03%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   10.08            3.88%       1.16%    (0.12)%      1.04%

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   10.50            2.52%       0.92%    (0.17)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............   $   10.37            2.41%       0.91%    (0.16)%      0.75%

OUTLOOK 2010
------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   12.67            1.81%       1.32%    (0.07)%      1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   12.48            1.52%       1.30%    (0.03)%      1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   12.22            1.36%       1.33%    (0.05)%      1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $   10.25            1.69%       1.44%    (0.14)%      1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $   11.65            2.25%       1.53%    (0.23)%      1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   12.22            2.74%       1.43%    (0.13)%      1.30%

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   12.68            1.05%       2.07%    (0.07)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   12.48            0.76%       2.05%    (0.03)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   12.23            0.70%       2.09%    (0.14)%      1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $   10.26            1.19%       2.13%    (0.33)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $   11.66            1.73%       2.12%    (0.32)%      1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   12.23            2.23%       1.95%    (0.15)%      1.80%

                                                                  PORTFOLIO     NET ASSETS AT
                                                          TOTAL    TURNOVER     END OF PERIOD
                                                      RETURN(2)     RATE(3)   (000'S OMITTED)
---------------------------------------------------------------------------------------------
OUTLOOK TODAY
---------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.25%          18%   $        39,063
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      2.23%         106%   $        39,418
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     15.41%          33%   $        39,856
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     (4.63)%         53%   $        33,299
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................      2.06%          51%   $        41,543
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................      5.79%          58%   $        46,316

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      1.82%          18%   $        17,011
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      1.49%         106%   $        19,690
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     14.65%          33%   $        22,616
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     (5.15)%         53%   $        19,428
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................      1.54%          51%   $        16,678
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................      5.30%          58%   $        11,425

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      1.93%          18%   $        11,942
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      1.43%         106%   $        13,680
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     14.61%          33%   $        13,800
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     (5.06)%         53%   $         7,822
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................      1.52%          51%   $         7,678
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................      5.36%          58%   $         5,972

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.36%          18%   $        12,639
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      2.60%         106%   $        12,989
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     15.73%          33%   $        12,410
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     (4.32)%         53%   $         8,732
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................      2.40%          51%   $         9,052
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................      5.94%          58%   $         3,954

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.47%          18%   $         7,619
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............      4.26%         106%   $         6,640

OUTLOOK 2010
---------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.36%          19%   $        77,282
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      3.60%          81%   $        82,296
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     20.94%          31%   $        88,910
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     (9.86)%         65%   $        68,977
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     (1.43)%         39%   $        89,878
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................      1.41%          54%   $       107,161

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.05%          19%   $        22,270
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      2.70%          81%   $        26,480
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     20.16%          31%   $        34,284
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................    (10.34)%         65%   $        32,831
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     (1.92)%         39%   $        41,166
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................      0.93%          54%   $        36,727

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

(4)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        BEGINNING         NET    NET REALIZED  DISTRIBUTIONS  DISTRIBUTIONS
                                                        NET ASSET  INVESTMENT  AND UNREALIZED       FROM NET       FROM NET   RETURN
                                                        VALUE PER      INCOME  GAIN (LOSS) ON     INVESTMENT       REALIZED       OF
                                                            SHARE      (LOSS)     INVESTMENTS         INCOME          GAINS  CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......     $   12.59        0.08           0.18          (0.06)          0.00     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................     $   12.33        0.11           0.22          (0.07)          0.00     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     $   10.35        0.07           2.00          (0.09)          0.00     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     $   11.75        0.13          (1.33)         (0.14)         (0.06)    0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     $   12.32        0.20          (0.43)         (0.21)         (0.13)    0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................     $   12.97        0.29          (0.16)         (0.27)         (0.51)    0.00

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......     $   12.57        0.13           0.19          (0.12)          0.00     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................     $   12.32        0.22           0.24          (0.21)          0.00     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     $   10.33        0.19           1.99          (0.19)          0.00     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     $   11.75        0.21          (1.33)         (0.24)         (0.06)    0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     $   12.32        0.29          (0.43)         (0.30)         (0.13)    0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................     $   12.95        0.33          (0.12)         (0.33)         (0.51)    0.00

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......     $   12.57        0.14           0.19          (0.13)          0.00     0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............     $   12.08        0.15           0.47          (0.13)          0.00     0.00

OUTLOOK 2020
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......     $   13.44        0.10           0.24          (0.09)          0.00     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................     $   12.96        0.16           0.47          (0.15)          0.00     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     $   10.36        0.14           2.60          (0.14)          0.00     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     $   12.29        0.14          (1.93)         (0.14)          0.00     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     $   13.28        0.13          (0.87)         (0.14)         (0.11)    0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................     $   14.78        0.24          (0.75)         (0.23)         (0.74)   (0.02)

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......     $   13.33        0.06           0.23          (0.04)          0.00     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................     $   12.85        0.08           0.45          (0.05)          0.00     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     $   10.28        0.06           2.57          (0.06)          0.00     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     $   12.18        0.07          (1.90)         (0.07)          0.00     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     $   13.17        0.07          (0.87)         (0.08)         (0.11)    0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................     $   14.66        0.16          (0.74)         (0.16)         (0.74)   (0.01)

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......     $   13.43        0.06           0.24          (0.05)          0.00     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................     $   12.93        0.09           0.44          (0.03)          0.00     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     $   10.34        0.06           2.60          (0.07)          0.00     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     $   12.26        0.07          (1.92)         (0.07)          0.00     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     $   13.25        0.07          (0.87)         (0.08)         (0.11)    0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................     $   14.74        0.16          (0.74)         (0.16)         (0.74)   (0.01)

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......     $   13.58        0.12           0.25          (0.11)          0.00     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................     $   13.10        0.22           0.45          (0.19)          0.00     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     $   10.47        0.18           2.62          (0.17)          0.00     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     $   12.42        0.17          (1.94)         (0.18)          0.00     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     $   13.42        0.16          (0.87)         (0.18)         (0.11)    0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................     $   14.89        0.24          (0.72)         (0.23)         (0.74)   (0.02)

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......     $   13.60        0.13           0.26          (0.13)          0.00     0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............     $   12.87        0.09           0.76          (0.12)          0.00     0.00

FINANCIAL HIGHLIGHTS                         WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                         ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                      NET ASSET   -----------------------------------------------
                                                      VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                          SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   12.79            1.05%      2.07%    (0.07)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   12.59            0.76%      2.05%    (0.03)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   12.33            0.67%      2.08%    (0.12)%      1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $   10.35            1.18%      2.21%    (0.41)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $   11.75            1.74%      2.12%    (0.32)%      1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   12.32            2.24%      1.96%    (0.16)%      1.80%

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   12.77            2.10%      1.11%    (0.16)%      0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   12.57            1.82%      0.97%     0.00%       0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   12.32            1.66%      1.00%    (0.04)%      0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $   10.33            1.98%      1.05%    (0.05)%      1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $   11.75            2.48%      1.21%    (0.18)%      1.03%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   12.32            3.03%      1.08%    (0.04)%      1.04%

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   12.77            2.29%      0.88%    (0.13)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............   $   12.57            2.20%      0.87%    (0.12)%      0.75%

OUTLOOK 2020
-----------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   13.69            1.55%      1.31%    (0.06)%      1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   13.44            1.31%      1.31%    (0.04)%      1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   12.96            1.16%      1.32%    (0.04)%      1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $   10.36            1.16%      1.42%    (0.12)%      1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $   12.29            1.35%      1.50%    (0.20)%      1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   13.28            1.63%      1.39%    (0.09)%      1.30%

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   13.58            0.80%      2.06%    (0.06)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   13.33            0.55%      2.07%    (0.05)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   12.85            0.51%      2.08%    (0.13)%      1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $   10.28            0.66%      2.13%    (0.33)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $   12.18            0.85%      2.08%    (0.28)%      1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   13.17            1.12%      1.94%    (0.14)%      1.80%

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   13.68            0.80%      2.06%    (0.06)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   13.43            0.54%      2.07%    (0.05)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   12.93            0.47%      2.07%    (0.11)%      1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $   10.34            0.66%      2.20%    (0.40)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $   12.26            0.83%      2.08%    (0.28)%      1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   13.25            1.15%      1.96%    (0.16)%      1.80%

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   13.84            1.85%      1.10%    (0.15)%      0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................   $   13.58            1.61%      0.98%    (0.01)%      0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................   $   13.10            1.48%      0.99%    (0.03)%      0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................   $   10.47            1.46%      1.01%    (0.01)%      1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................   $   12.42            1.60%      1.18%    (0.15)%      1.03%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................   $   13.42            1.93%      1.04%     0.00%       1.04%

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......   $   13.86            2.04%      0.86%    (0.11)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............   $   13.60            1.89%      0.88%    (0.13)%      0.75%

                                                                  PORTFOLIO     NET ASSETS AT
                                                          TOTAL    TURNOVER     END OF PERIOD
                                                      RETURN(2)     RATE(3)   (000'S OMITTED)
---------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.04%          19%   $         4,981
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      2.72%          81%   $         5,724
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     20.13%          31%   $         8,190
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................    (10.29)%         65%   $         5,631
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     (1.90)%         39%   $         5,919
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................      0.89%          54%   $         5,850

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.58%          19%   $        74,971
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      3.81%          81%   $        68,055
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     21.33%          31%   $        63,530
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................     (9.60)%         65%   $        42,649
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     (1.14)%         39%   $        36,548
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................      1.52%          54%   $        22,299

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.68%          19%   $        19,585
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............      5.20%          81%   $        25,512

OUTLOOK 2020
---------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.58%          18%   $       154,144
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      4.92%          60%   $       151,258
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     26.58%          31%   $       139,981
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................    (14.65)%         62%   $       105,206
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     (5.57)%         29%   $       137,265
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................     (3.79)%         39%   $       154,871

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.21%          18%   $        20,361
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      4.13%          60%   $        25,378
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     25.71%          31%   $        32,803
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................    (15.04)%         62%   $        31,052
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     (6.09)%         29%   $        43,280
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................     (4.25)%         39%   $        47,591

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.21%          18%   $         3,919
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      4.09%          60%   $         4,155
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     25.79%          31%   $         8,040
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................    (15.12)%         62%   $         5,330
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     (6.06)%         29%   $         6,767
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................     (4.26)%         39%   $         6,308

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.77%          18%   $       134,086
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................      5.17%          60%   $       131,133
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................     26.96%          31%   $       116,214
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................    (14.35)%         62%   $        89,948
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................     (5.30)%         29%   $        94,895
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................     (3.58)%         39%   $        64,541

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......      2.87%          18%   $        45,579
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............      6.61%          60%   $        51,662

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

(4)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     BEGINNING         NET    NET REALIZED  DISTRIBUTIONS  DISTRIBUTIONS
                                                     NET ASSET  INVESTMENT  AND UNREALIZED       FROM NET       FROM NET   RETURN
                                                     VALUE PER      INCOME  GAIN (LOSS) ON     INVESTMENT       REALIZED       OF
                                                         SHARE      (LOSS)     INVESTMENTS         INCOME          GAINS  CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2030
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.21     0.09              0.30          (0.08)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   13.53     0.16              0.67          (0.15)          0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   10.48     0.13              3.17          (0.13)         (0.12)     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   13.34     0.11             (2.40)         (0.12)         (0.45)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   15.13     0.12             (1.43)         (0.12)         (0.36)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   16.96     0.17             (1.17)         (0.16)         (0.67)     0.00

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   13.97     0.05              0.29          (0.03)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   13.31     0.06              0.64          (0.04)          0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   10.32     0.06              3.11          (0.06)         (0.12)     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   13.13     0.04             (2.35)         (0.05)         (0.45)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   14.88     0.05             (1.39)         (0.05)         (0.36)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   16.72     0.07             (1.16)         (0.08)         (0.67)     0.00

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.00     0.04              0.30          (0.03)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   13.32     0.05              0.65          (0.02)          0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   10.33     0.06              3.12          (0.07)         (0.12)     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   13.14     0.05             (2.36)         (0.05)         (0.45)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   14.90     0.04             (1.39)         (0.05)         (0.36)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   16.74     0.08             (1.17)         (0.08)         (0.67)     0.00

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.33     0.11              0.31          (0.10)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   13.65     0.21              0.66          (0.19)          0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   10.57     0.18              3.19          (0.17)         (0.12)     0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   13.45     0.14             (2.41)         (0.16)         (0.45)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   15.24     0.15             (1.42)         (0.16)         (0.36)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2001 ................  $   17.07     0.17             (1.16)         (0.17)         (0.67)     0.00

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.33     0.11              0.32          (0.11)          0.00      0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............  $   13.42     0.08              0.94          (0.11)          0.00      0.00

OUTLOOK 2040
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   15.27     0.09(5)           0.39          (0.08)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   14.40     0.14(5)           0.86          (0.13)          0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   10.65     0.12(5)           3.75          (0.12)          0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   13.55     0.08(5)          (2.81)         (0.08)         (0.09)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   15.50     0.03             (1.80)          0.00          (0.18)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   18.78     0.02             (1.98)         (0.03)         (1.29)     0.00

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.72     0.03(5)           0.37          (0.01)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   13.86     0.04(5)           0.82           0.00           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   10.28     0.04(5)           3.61          (0.07)          0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   13.08     0.02(5)          (2.70)         (0.03)         (0.09)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   15.05    (0.05)            (1.74)          0.00          (0.18)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   18.34    (0.05)            (1.95)          0.00          (1.29)     0.00

FINANCIAL HIGHLIGHTS                         WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                        ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     NET ASSET  --------------------------------------------
                                                     VALUE PER  NET INVESTMENT     GROSS  EXPENSES       NET      TOTAL
                                                         SHARE   INCOME (LOSS)  EXPENSES    WAIVED  EXPENSES  RETURN(2)
-----------------------------------------------------------------------------------------------------------------------
OUTLOOK 2030
-----------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.52          1.30%      1.33%   (0.08)%     1.25%     2.77%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   14.21          1.17%      1.31%   (0.04)%     1.27%     6.17%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   13.53          1.15%      1.33%   (0.05)%     1.28%    31.73%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   10.48          0.88%      1.52%   (0.22)%     1.30%   (17.40)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   13.34          0.81%      1.57%   (0.27)%     1.30%    (8.68)%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   15.13          0.97%      1.41%   (0.11)%     1.30%    (6.29)%

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.28          0.55%      2.08%   (0.08)%     2.00%     2.42%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   13.97          0.43%      2.06%   (0.04)%     2.02%     5.28%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   13.31          0.50%      2.09%   (0.15)%     1.94%    30.82%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   10.32          0.38%      2.21%   (0.41)%     1.80%   (17.76)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   13.13          0.30%      2.17%   (0.37)%     1.80%    (9.10)%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   14.88          0.47%      2.00%   (0.20)%     1.80%    (6.79)%

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.31          0.55%      2.08%   (0.08)%     2.00%     2.44%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   14.00          0.43%      2.07%   (0.05)%     2.02%     5.26%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   13.32          0.45%      2.08%   (0.12)%     1.96%    30.88%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   10.33          0.39%      2.44%   (0.64)%     1.80%   (17.78)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   13.14          0.29%      2.17%   (0.37)%     1.80%    (9.12)%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   14.90          0.49%      2.16%   (0.36)%     1.80%    (6.79)%

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.65          1.60%      1.12%   (0.17)%     0.95%     2.97%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   14.33          1.47%      0.98%   (0.02)%     0.96%     6.42%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   13.65          1.46%      1.00%   (0.04)%     0.96%    32.13%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   10.57          1.17%      1.07%   (0.07)%     1.00%   (17.10)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   13.45          1.05%      1.24%   (0.21)%     1.03%    (8.47)%
MARCH 1, 2001 TO FEBRUARY 28, 2001 ................  $   15.24          1.27%      1.05%    0.00%      1.05%    (6.08)%

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.65          1.78%      0.88%   (0.13)%     0.75%     3.07%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............  $   14.33          1.74%      0.87%   (0.12)%     0.75%     7.64%

OUTLOOK 2040
-----------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   15.67          1.12%      1.26%   (0.01)%     1.25%     3.13%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   15.27          1.01%      1.28%   (0.01)%     1.27%     6.98%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   14.40          0.95%      1.33%   (0.06)%     1.27%    36.52%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   10.65          0.65%      1.49%   (0.19)%     1.30%   (20.24)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   13.55          0.24%      1.55%   (0.25)%     1.30%   (11.45)%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   15.50          0.15%      1.41%   (0.11)%     1.30%   (11.09)%

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   15.11          0.38%      2.01%   (0.01)%     2.00%     2.74%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   14.72          0.26%      2.03%   (0.01)%     2.02%     6.20%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   13.86          0.31%      2.09%   (0.15)%     1.94%    35.58%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   10.28          0.15%      2.23%   (0.43)%     1.80%   (20.60)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   13.08         (0.27)%     2.14%   (0.34)%     1.80%   (11.93)%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   15.05         (0.35)%     2.05%   (0.25)%     1.80%   (11.53)%

                                                     PORTFOLIO    NET ASSETS AT
                                                      TURNOVER    END OF PERIOD
                                                       RATE(3)  (000'S OMITTED)
-------------------------------------------------------------------------------
OUTLOOK 2030
-------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......        14%    $     109,886
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................        48%    $     109,923
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................        27%    $     106,449
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................        68%    $      75,953
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................        27%    $     100,884
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................        27%    $     133,569

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......        14%    $      13,691
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................        48%    $      16,372
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................        27%    $      21,131
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................        68%    $      20,319
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................        27%    $      27,913
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................        27%    $      34,570

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......        14%    $       3,032
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................        48%    $       2,991
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................        27%    $       5,559
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................        68%    $       2,791
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................        27%    $       3,412
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................        27%    $       3,467

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......        14%    $      74,837
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................        48%    $      65,968
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................        27%    $      56,586
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................        68%    $      35,203
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................        27%    $      30,749
MARCH 1, 2001 TO FEBRUARY 28, 2001 ................        27%    $      19,156

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......        14%    $      21,292
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............        48%    $      28,149

OUTLOOK 2040
-------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......         9%    $     162,574
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................        29%    $     165,145
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................        18%    $     156,806
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................        54%    $     111,546
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................        14%    $     169,829
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................        20%    $     218,085

CLASS B
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......         9%    $      20,864
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................        29%    $      27,229
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................        18%    $      42,603
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................        54%    $      43,980
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................        14%    $      67,290
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................        20%    $      84,993

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

(4)   COMMENCEMENT OF OPERATIONS.

(5)   CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     BEGINNING         NET    NET REALIZED  DISTRIBUTIONS  DISTRIBUTIONS
                                                     NET ASSET  INVESTMENT  AND UNREALIZED       FROM NET       FROM NET   RETURN
                                                     VALUE PER      INCOME  GAIN (LOSS) ON     INVESTMENT       REALIZED       OF
                                                         SHARE      (LOSS)     INVESTMENTS         INCOME          GAINS  CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2040 (CONTINUED)

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   14.71     0.03(5)           0.37          (0.02)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   13.86     0.04(5)           0.81           0.00           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   10.28     0.03(5)           3.62          (0.07)          0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   13.09     0.02(5)          (2.71)         (0.03)         (0.09)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   15.06    (0.04)            (1.75)          0.00          (0.18)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   18.34    (0.05)            (1.94)          0.00          (1.29)     0.00

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   15.48     0.11(5)           0.39          (0.10)          0.00      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   14.59     0.19(5)           0.88          (0.18)          0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   10.77     0.16(5)           3.81          (0.15)          0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   13.71     0.12(5)          (2.85)         (0.12)         (0.09)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   15.64     0.07             (1.82)          0.00          (0.18)     0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   18.90     0.07             (1.99)         (0.05)         (1.29)     0.00

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   15.47     0.13(5)           0.39          (0.11)          0.00      0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............  $   14.47     0.15(5)           1.06          (0.21)          0.00      0.00

FINANCIAL HIGHLIGHTS                         WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                        ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     NET ASSET  --------------------------------------------
                                                     VALUE PER  NET INVESTMENT     GROSS  EXPENSES       NET      TOTAL
                                                         SHARE   INCOME (LOSS)  EXPENSES    WAIVED  EXPENSES  RETURN(2)
-----------------------------------------------------------------------------------------------------------------------
OUTLOOK 2040 (CONTINUED)

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   15.09          0.37%      2.01%   (0.01)%     2.00%     2.74%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   14.71          0.26%      2.03%   (0.01)%     2.02%     6.13%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   13.86          0.28%      2.08%   (0.14)%     1.94%    35.62%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   10.28          0.15%      2.31%   (0.51)%     1.80%   (20.66)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   13.09         (0.27)%     2.14%   (0.34)%     1.80%   (11.92)%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   15.06         (0.35)%     1.96%   (0.16)%     1.80%   (11.52)%

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   15.88          1.44%      1.05%   (0.10)%     0.95%     3.24%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................  $   15.48          1.31%      0.95%    0.00%      0.95%     7.35%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................  $   14.59          1.29%      1.01%   (0.05)%     0.96%    37.06%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................  $   10.77          0.96%      1.03%   (0.03)%     1.00%   (20.02)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................  $   13.71          0.54%      1.22%   (0.20)%     1.02%   (11.22)%
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................  $   15.64          0.46%      1.07%   (0.03)%     1.04%   (10.80)%

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......  $   15.88          1.61%      0.82%   (0.07)%     0.75%     3.41%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............  $   15.47          1.55%      0.85%   (0.10)%     0.75%     8.37%

                                                     PORTFOLIO    NET ASSETS AT
                                                      TURNOVER    END OF PERIOD
                                                       RATE(3)  (000'S OMITTED)
-------------------------------------------------------------------------------
OUTLOOK 2040 (CONTINUED)

CLASS C
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......         9%     $      3,444
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................        29%     $      3,681
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................        18%     $      5,146
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................        54%     $      3,767
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................        14%     $      5,432
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................        20%     $      6,349

ADMINISTRATOR CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......         9%     $     44,180
MARCH 1, 2004 TO FEBRUARY 28, 2005 ................        29%     $     42,700
MARCH 1, 2003 TO FEBRUARY 29, 2004 ................        18%     $     33,396
MARCH 1, 2002 TO FEBRUARY 28, 2003 ................        54%     $     29,829
MARCH 1, 2001 TO FEBRUARY 28, 2002 ................        14%     $     33,976
MARCH 1, 2000 TO FEBRUARY 28, 2001 ................        20%     $     31,613

INSTITUTIONAL CLASS
MARCH 1, 2005 TO AUGUST 31, 2005 (UNAUDITED) ......         9%     $     11,594
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .............        29%     $     14,712

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

(4)   COMMENCEMENT OF OPERATIONS.

(5)   CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, and Outlook 2040 Fund. Effective at the close of business on April 8, 2005, the Institutional Class changed its name to Administrator Class and the Select Class changed its name to Institutional Class in all WELLS FARGO ADVANTAGE OUTLOOK FUNDS.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2005.

      At February 28, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

      Fund                    Year Expires            Capital Loss Carryforwards
--------------------------------------------------------------------------------
      OUTLOOK 2010                2012                       $    658,707
--------------------------------------------------------------------------------
      OUTLOOK 2020                2012                          4,515,332
--------------------------------------------------------------------------------
      OUTLOOK 2030                2011                          3,086,887
--------------------------------------------------------------------------------
      OUTLOOK 2040                2012                         14,370,242

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Effective October 1, 2005 Wells Fargo Bank, N.A. will be receiving 30% of the revenues earned on the securities lending activities. The value of the securities on loan and the value of the related collateral at August 31, 2005 are shown on the Statements of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                         Advisory Fee                                               Sub-Advisory
                                                            (% of                                                    Fee (% of
                                  Average Daily         Average Daily                           Average Daily      Average Daily
      Fund                          Net Assets           Net Assets)       Sub-Adviser            Net Assets        Net Assets)
--------------------------------------------------------------------------------------------------------------------------------
      OUTLOOK TODAY              $0 - $499 million          0.650        Barclays Global      $0 - $100 million        0.25
                               $500 - $999 million          0.600         Fund Advisors     $100 - $200 million        0.20
                                $1 - $2.99 billion          0.550                                 >$200 million        0.15
                                $3 - $4.99 billion          0.525
                                    >$4.99 billion          0.500
--------------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2010               $0 - $499 million          0.650        Barclays Global      $0 - $100 million        0.25
                               $500 - $999 million          0.600         Fund Advisors     $100 - $200 million        0.20
                                $1 - $2.99 billion          0.550                                 >$200 million        0.15
                                $3 - $4.99 billion          0.525
                                    >$4.99 billion          0.500

WELLS FARGO ADVANTAGE OUTLOOK FUNDS    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Advisory Fee                                               Sub-Advisory
                                                            (% of                                                    Fee (% of
                                  Average Daily         Average Daily                           Average Daily      Average Daily
      Fund                          Net Assets           Net Assets)       Sub-Adviser            Net Assets        Net Assets)
--------------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2020               $0 - $499 million          0.650        Barclays Global      $0 - $100 million        0.25
                               $500 - $999 million          0.600         Fund Advisors     $100 - $200 million        0.20
                                $1 - $2.99 billion          0.550                                 >$200 million        0.15
                                $3 - $4.99 billion          0.525
                                    >$4.99 billion          0.500
--------------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2030               $0 - $499 million          0.650        Barclays Global      $0 - $100 million        0.25
                               $500 - $999 million          0.600         Fund Advisors     $100 - $200 million        0.20
                                $1 - $2.99 billion          0.550                                 >$200 million        0.15
                                $3 - $4.99 billion          0.525
                                    >$4.99 billion          0.500
--------------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2040               $0 - $499 million          0.650        Barclays Global      $0 - $100 million        0.25
                               $500 - $999 million          0.600         Fund Advisors     $100 - $200 million        0.20
                                $1 - $2.99 billion          0.550                                 >$200 million        0.15
                                $3 - $4.99 billion          0.525
                                    >$4.99 billion          0.500
--------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                  Average Daily          (% of Average
                                   Net Assets          Daily Net Assets)
------------------------------------------------------------------------
      FUND LEVEL               $0 - $4.99 billion             0.05
                               $5 - $9.99 billion             0.04
                                   >$9.99 billion             0.03
------------------------------------------------------------------------
      CLASS A                                                 0.28
------------------------------------------------------------------------
      CLASS B                                                 0.28
------------------------------------------------------------------------
      CLASS C                                                 0.28
------------------------------------------------------------------------
      ADMINISTRATOR CLASS                                     0.10
------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                     0.08

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                      % of Average Daily
                                                          Net Assets
------------------------------------------------------------------------
      ALL OUTLOOK FUNDS                                       0.02
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                          % of Average
                                                        Daily Net Assets
------------------------------------------------------------------------
      CLASS A                                                 0.25
------------------------------------------------------------------------
      CLASS B                                                 0.25
------------------------------------------------------------------------
      CLASS C                                                 0.25
------------------------------------------------------------------------
      ADMINISTRATOR CLASS                                     0.25

      For the six months ended August 31, 2005, shareholder servicing fees paid were as follows:

                                                                   Administrator
      Fund                Class A       Class B       Class C          Class
--------------------------------------------------------------------------------
      OUTLOOK TODAY        49,332        22,992        16,001          12,296
--------------------------------------------------------------------------------
      OUTLOOK 2010         99,075        30,182         6,667          69,987
--------------------------------------------------------------------------------
      OUTLOOK 2020        191,125        28,452         5,123         127,391
--------------------------------------------------------------------------------
      OUTLOOK 2030        137,525        18,487         3,700          68,612
--------------------------------------------------------------------------------
      OUTLOOK 2040        203,535        29,504         4,436          42,944
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, Stephens, Inc. served as distributor to the applicable Funds and received distribution fees at an annual rate of 0.75% of average daily net assets of the Funds' Class B and Class C shares.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six months ended August 31, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                             NET OPERATING EXPENSE RATIOS
      Fund                      Class A       Class B       Class C      Administrator Class       Institutional Class
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK TODAY              1.25%         2.00%         2.00%              0.95%                     0.75%
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2010               1.25%         2.00%         2.00%              0.95%                     0.75%
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2020               1.25%         2.00%         2.00%              0.95%                     0.75%
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2030               1.25%         2.00%         2.00%              0.95%                     0.75%
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2040               1.25%         2.00%         2.00%              0.95%                     0.75%
----------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OUTLOOK FUNDS    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      With recent approval from the Board of Directors, the Outlook Funds are now able to invest directly in foreign securities. At the time such direct foreign investments begin, Fund Management has committed to maintain the following lowered net operating expense ratios for the Funds through June 30, 2006:

                                                        PROPOSED NET OPERATING EXPENSE RATIOS
      Fund                      Class A       Class B       Class C      Administrator Class       Institutional Class
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK TODAY              1.20%         1.95%         1.95%              0.90%                     0.70%
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2010               1.21%         1.96%         1.96%              0.91%                     0.71%
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2020               1.22%         1.97%         1.97%              0.92%                     0.72%
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2030               1.23%         1.98%         1.98%              0.93%                     0.73%
----------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2040               1.24%         1.99%         1.99%              0.94%                     0.74%
----------------------------------------------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended August 31, 2005, were as follows:

                                  Purchases at Cost                              Sales Proceeds
      Fund                U.S. Government           Other            U.S. Government           Other
--------------------------------------------------------------------------------------------------------
      OUTLOOK TODAY         $ 13,361,895         $ 2,668,745          $  16,531,197         $  5,535,374
--------------------------------------------------------------------------------------------------------
      OUTLOOK 2010            31,396,523           7,308,364             34,001,228           18,180,384
--------------------------------------------------------------------------------------------------------
      OUTLOOK 2020            46,617,596          17,481,234             46,842,101           31,695,418
--------------------------------------------------------------------------------------------------------
      OUTLOOK 2030            18,014,919          11,966,532             16,686,914           20,830,514
--------------------------------------------------------------------------------------------------------
      OUTLOOK 2040            11,495,042          10,228,561             10,558,518           28,424,117
--------------------------------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended August 31, 2005, there were no borrowings by the Outlook Funds under the agreement.

OTHER INFORMATION (UNAUDITED)                WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 140 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE        LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
      Thomas S. Goho      Trustee, since 1987      Associate Professor of Finance,     None
      63                                           Wake Forest University, Calloway
                                                   School of Business and
                                                   Accountancy.
----------------------------------------------------------------------------------------------------------
      Peter G. Gordon     Trustee, since 1998      Chairman, CEO, and Co-Founder of    None
      63                  (Chairman, since 2001)   Crystal Geyser Water Company and
                                                   President of Crystal Geyser
                                                   Roxane Water Company.
----------------------------------------------------------------------------------------------------------
      Richard M. Leach    Trustee, since 1987      Retired. Prior thereto, President   None
      72                                           of Richard M. Leach Associates (a
                                                   financial consulting firm).
----------------------------------------------------------------------------------------------------------
      Timothy J. Penny    Trustee, since 1996      Senior Counselor to the public      None
      53                                           relations firm of Himle-Horner
                                                   and Senior Fellow at the Humphrey
                                                   Institute, Minneapolis, Minnesota
                                                   (a public policy organization).
----------------------------------------------------------------------------------------------------------
      Donald C. Willeke   Trustee, since 1996      Principal in the law firm of        None
      65                                           Willeke & Daniels.
----------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE        LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
      J. Tucker Morse     Trustee, since 1987      Private Investor/Real Estate        None
      61                                           Developer; Chairman of White
                                                   Point Capital, LLC.
----------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE        LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
      Karla M. Rabusch    President, since 2003    Executive Vice President of Wells   None
      46                                           Fargo Bank, N.A. President of
                                                   Wells Fargo Funds Management,
                                                   LLC. Senior Vice President and
                                                   Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC
                                                   from 2001 to 2003. Vice President
                                                   of Wells Fargo Bank, N.A. from
                                                   1997 to 2000.
----------------------------------------------------------------------------------------------------------
      Stacie D. DeAngelo  Treasurer, since 2003    Senior Vice President of Wells      None
      36                                           Fargo Bank, N.A. Senior Vice
                                                   President of Operations for Wells
                                                   Fargo Funds Management, LLC.
                                                   Prior there-to, Operations
                                                   Manager at Scudder Weisel
                                                   Capital, LLC from 2000 to 2001.
                                                   Director of Shareholder Services
                                                   at BISYS Fund Services from 1999
                                                   to 2000.
----------------------------------------------------------------------------------------------------------
      C. David Messman    Secretary, since 2000    Vice President and Managing         None
      45                                           Senior Counsel of Wells Fargo
                                                   Bank, N.A. Senior Vice President
                                                   and Secretary of Wells Fargo
                                                   Funds Management, LLC. Vice
                                                   President and Senior Counsel of
                                                   Wells Fargo Bank, N.A. from 1996
                                                   to 2003.
----------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** As of August 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION (UNAUDITED)                WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

OUTLOOK TODAY FUND, OUTLOOK 2010 FUND, OUTLOOK 2020 FUND, OUTLOOK 2030 FUND AND OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund and Outlook 2040 Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Barclays Global Fund Advisors ("Barclays") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Barclays are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Barclays and the continuation of the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Barclays under the Advisory Agreements. Responses of Funds Management and Barclays to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Barclays.

      The Board considered the ability of Funds Management and Barclays, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Barclays' compensation for its personnel involved in the management of the Funds. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Barclays. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Barclays.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than, or not appreciably below, the median performance of its Peer Group for most time periods.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios of the Funds were equal to, or lower than, the Funds' Peer Group's median net operating expense ratios. The Board also noted that there was a discrepancy in the Lipper materials between the other non-management expenses and the management fees and transfer agent expenses, which was due to the inclusion of a shareholder servicing fee in the non-management expenses and the waiver of such fee in the management fees and transfer agent expenses, for the Funds.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Barclays for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider profitability information with respect to Barclays, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Barclays had been negotiated by Funds Management on an arms length basis and that Barclays separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

OTHER INFORMATION (UNAUDITED)                WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Barclays to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Barclays, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND BARCLAYS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Barclays as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Barclays with the Funds and benefits potentially derived from an increase in the business of Funds Management and Barclays as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or Barclays and its affiliates).

      The Board also considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Barclays regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Barclays annually as part of the re-approval process under
Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of Funds Management and Barclays at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                        LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO     This report and the financial statements
ADVANTAGE FUNDS(SM) is available       contained herein are submitted for the
free upon request. To obtain           general information of the shareholders
literature, please write, e-mail,      of the WELLS FARGO ADVANTAGE FUNDS. If
or call:                               this report is used for promotional
                                       purposes, distribution of the report must
WELLS FARGO ADVANTAGE FUNDS            be accompanied or preceded by a current
P.O. Box 8266                          prospectus. For a prospectus containing
Boston, MA 02266-8266                  more complete information, including
                                       charges and expenses, call
E-mail: wfaf@wellsfargo.com            1-800-222-8222. Please consider the
Retail Investment Professionals:       investment objective, risks, charges and
888-877-9275                           expenses of the investment carefully
Institutional Investment               before investing. This and other
Professionals: 866-765-0778            information about WELLS FARGO ADVANTAGE
Web: www.wellsfargo.com/advantage      FUNDS can be found in the current
funds                                  prospectus. Read the prospectus carefully
                                       before you invest or send money.

                                       Wells Fargo Funds Management, LLC, a
                                       wholly owned subsidiary of Wells Fargo &
                                       Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -------------------------------------------------------

--------------------------------------------------------------------------------
(c)2005 Wells Fargo   |  www.wellsfargo.com/advantagefunds |     RT53096 10-05
Advantage Funds, LLC. |                                    |  SOFLD/SAR101 08-05
All rights reserved.  |                                    |



ITEM 2.  CODE OF ETHICS
=======================
Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
Not applicable.


ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
 (a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.


                             Wells Fargo Funds Trust

                                       By:
                              /S/ Karla M. Rabusch
                                Karla M. Rabusch
                                    President

                                       By:
                             /S/ Stacie D. DeAngelo
                               Stacie D. DeAngelo
                                    Treasurer

                             Date: October 21, 2005